As filed with the Securities and Exchange Commission on May 27, 2010
Securities Act Registration No. 33-74470
Investment Company Act Registration No. 811-8312

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 23	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 23	[X]

(Check appropriate box or boxes)

DAILY INCOME FUND

(Exact Name of Registrant as Specified in Charter)

c/o Reich & Tang Asset Management, LLC
600 Fifth Avenue
New York, New York 10020
(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 830-5200

Christine Manna
c/o Reich & Tang Asset Management, LLC
600 Fifth Avenue
New York, New York 10020

(Name and Address of Agent for Service)

Copy to:	MICHAEL R. ROSELLA, ESQ.
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022
(212) 318-6800

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[X]	on July 29, 2010 pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

600 FIFTH AVENUE
NEW YORK, NY 10020
(212) 830-5345
(800) 433-1918 (Toll Free)

DAILY INCOME FUND
Institutional Class Shares (“Institutional Shares”)

Money Market Portfolio (Ticker Symbol: IMBXX)
U.S. Treasury Portfolio (Ticker Symbol: ITBXX)
U.S. Government Portfolio (No Ticker Symbol)
Municipal Portfolio (No Ticker Symbol)

PROSPECTUS

July 29, 2010

The investment objective of the Money Market Portfolio, the U.S. Treasury Portfolio and the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Summary of the Institutional Shares of the Money Market Portfolio		Management, Organization and Capital Structure
Summary of the Institutional Shares of the U.S. Treasury Portfolio		Shareholder Information
Summary of the Institutional Shares of the U.S. Government Portfolio		Distribution Arrangements
Summary of the Institutional Shares of the Municipal Portfolio		Financial Highlights
Investment Objectives, Principal Investment Strategies and Related Risks	PN-1	Privacy Notice

SUMMARY OF THE INSTITUTIONAL SHARES OF THE MONEY MARKET PORTFOLIO

Investment Objective

The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.  There is no assurance that the Portfolio will achieve its investment objective.

Fees and Expenses of the Money Market Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Money Market Portfolio.

Money Market Portfolio Institutional Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Wire Redemption Fee	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.12%]
Distribution and Service (12b-1) Fees	[0.00%]
Other Expenses (includes Administration Fees listed below)	[0.17%]
Administration Fees	[0.05%]____
Total Annual Fund Operating Expenses	[0.29%]

Example

This Example is intended to help you compare the cost of investing in the Institutional Shares of the Money Market Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Institutional Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Institutional Shares of the Money Market Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio - Institutional Shares:	[$30	$93	$163	$368

Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers’ acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities.  The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•
The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers.  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Institutional Shares of the Money Market Portfolio.  The bar chart shows changes in the Institutional Shares of the Money Market Portfolio’s performance from year to year.  The table shows the Portfolio’s average annual total returns for the last one year, five year, ten year and since inception periods.  While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
The current 7-day yield for the Institutional Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

[Graph to be inserted: Money Market Portfolio – Institutional Shares for calendar years ended 2000 through 2009]

Calendar Year End	% of Total Return
[2000	]
2001	]
2002	]
2003	]
2004	]
2005	]
2006	]
2007	]
2008	]
2009	]

As of June 30, 2010, the Money Market Portfolio Institutional Shares had a year-to-date return of[ 0.53%.]

[The Money Market Portfolio Institutional Shares’ highest quarterly return was 1.65% for the quarter ended September 30, 2000; the lowest quarterly return was 0.17% for the quarter ended June 30, 2009.]

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2009

Institutional Shares
One Year	[3.10%]
Five Years	[3.52%]
Ten Years	[3.61%]
Since Inception*	[4.21%]

*             The inception date for the Money Market Portfolio’s Institutional Shares was May 13, 1994.

Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Money Market Portfolio Institutional Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang Funds, 600 Fifth Avenue – 8th Floor, New York, NY 10020), by bank wire,  by electronic funds transfer or through a financial intermediary.  The minimum initial investment amount is $1,000,000 and the minimum amount for subsequent investments is $10,000.

Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY OF THE INSTITUTIONAL SHARES OF THE U.S. TREASURY PORTFOLIO

Investment Objective

The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.  There is no assurance that the Portfolio will achieve its investment objective.

Fees and Expenses of the U.S. Treasury Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the U.S. Treasury Portfolio.

U.S. Treasury Portfolio Institutional Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Wire Redemption Fee	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.12%]
Distribution and Service (12b-1) Fees	[0.00%]
Other Expenses (includes Administration Fees listed below)	[0.17%]
Administration Fees	[0.05%]____
Total Annual Fund Operating Expenses	[0.29%]

Example

This Example is intended to help you compare the cost of investing in the Institutional Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Institutional Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Institutional Shares of the U.S. Treasury Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Treasury Portfolio - Institutional Shares:	[$30	$93	$163	$368

Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less.  Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•
The U.S. Treasury Portfolio’s investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Institutional Shares of the U.S. Treasury Portfolio.  The bar chart shows changes in the average annual total returns of the Institutional Shares of the U.S. Treasury Portfolio’s performance from year to year.  The table shows the Portfolio’s average annual total returns for the one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.  The current 7-day yield for the Institutional Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 750-7862.

[Graph to be inserted – U.S. Treasury Portfolio – Institutional Shares for calendar years ended _____ through 2009]

Calendar Year End	% of Total Return
[2000	]
2001	]
2002	]
2003	]
2004	]
2005	]
2006	]
2007	]
2008	]
2009	]

As of June 30, 2010, the U.S. Treasury Portfolio Institutional Shares had a year-to-date return of [0.01%].

[The U.S. Treasury Portfolio Institutional Shares’ highest quarterly return was 1.53% for the quarter ended December 31, 2000; the lowest quarterly return was 0.00% for the quarter ended June 30, 2009.]

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2009

Institutional Shares
One Year	[3.10%]
Five Years	[3.52%]
Ten Years	[3.61%]
Since Inception*	[4.21%]

*      The inception date for the U.S. Treasury Portfolio’s Institutional Shares was November 18, 1996,

Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem U.S. Treasury Portfolio Institutional Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang Funds, 600 Fifth Avenue – 8th Floor, New York, NY 10020), by bank wire,  by electronic funds transfer or through a financial intermediary.  The minimum initial investment amount is $1,000,000 and the minimum amount for subsequent investments is $10,000.

Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY OF THE INSTITUTIONAL SHARES OF THE U.S. GOVERNMENT PORTFOLIO

Investment Objective

The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.  There is no assurance that the Portfolio will achieve its investment objective.

Fees and Expenses of the U.S. Government Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the U.S. Government Portfolio.

U.S. Government Portfolio Institutional Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Wire Redemption Fee	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.12%]
Distribution and Service (12b-1) Fees	[0.00%]
Other Expenses (includes Administration Fees listed below)	[0.17%]
Administration Fees	[0.05%]____
Total Annual Fund Operating Expenses	[0.29%]

Example

This Example is intended to help you compare the cost of investing in the Institutional Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Institutional Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Institutional Shares of the U.S. Government Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
U.S. Government Portfolio - Institutional Shares:	[$30	$93	$163	$368

Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, (“Government Securities”) with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•
The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities.  Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal.  Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Institutional Shares of the U.S. Government Portfolio.  The bar chart shows changes in the Institutional Shares of the U.S. Government Portfolio’s performance from year to year.  The table shows the Portfolio’s average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.  The current 7-day yield for the Institutional Shares of the U.S. Government Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

[Graph to be inserted – U.S. Government Portfolio – Institutional Shares for calendar years ended ____ and 2009]

Calendar Year End	% of Total Return
[2000	]
2001	]
2002	]
2003	]
2004	]
2005	]
2006	]
2007	]
2008	]
2009	]

As of June 30, 2010, the U.S. Government Portfolio Institutional Shares had a year-to-date return of [0.18%].

The U.S. Government Portfolio Institutional Shares’ highest quarterly return was [1.22% for the quarter ended June 30, 2007]; the lowest quarterly return was [0.08% for the quarter ended June 30, 2009.]

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2009

Institutional Shares
One Year	[3.10%]
Since Inception*	[4.21%]

[*           The U.S. Government Portfolio Institutional Shares commenced operations on October 30, 2006 and was liquidated on December 11, 2008.; class was re-populated on May 5, 2009]
[**        The since inception return reflects the period that the U.S. Government Portfolio Institutional Shares was active.]

Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem U.S. Government Portfolio Institutional Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang Funds, 600 Fifth Avenue – 8th Floor, New York, NY 10020), by bank wire,  by electronic funds transfer or through a financial intermediary.  The minimum initial investment amount is $1,000,000 and the minimum amount for subsequent investments is $10,000.

Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY OF THE INSTITUTIONAL SHARES OF THE MUNICIPAL PORTFOLIO

Investment Objective

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.  There is no assurance that the Portfolio will achieve its investment objective.

Fees and Expenses of the Municipal Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Municipal Portfolio.

Municipal Portfolio Institutional Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Wire Redemption Fee	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.12%]
Distribution and Service (12b-1) Fees	[0.00%]
Other Expenses (includes Administration Fees listed below)	[0.17%]
Administration Fees	[0.05%]____
Total Annual Fund Operating Expenses	[0.29%]

Example

This Example is intended to help you compare the cost of investing in the Institutional Shares of the Municipal Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Institutional Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Shares of the Municipal Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Municipal Portfolio - Institutional Shares:	[$30	$93	$163	$368

Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax.  For purposes of this test only, net assets include borrowings for investment purposes.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.  The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•
The Municipal Portfolio invests in municipal debt obligations.  The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation.  In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Institutional Shares of the Municipal Portfolio.  The bar chart shows changes in the Institutional Shares of the Municipal Portfolio’s performance from year to year.  The table shows the Portfolio’s average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.  The current 7-day yield for the Institutional Shares of the Municipal Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

[Graph to be inserted – Municipal Portfolio – Institutional Shares for calendar years ended _____ through 2009]

Calendar Year End	% of Total Return
[2000	]
2001	]
2002	]
2003	]
2004	]
2005	]
2006	]
2007	]
2008	]
2009	]

As of June 30, 2010, the Municipal Portfolio Institutional Shares had a year-to-date return of [0.47%.]

The Municipal Portfolio Institutional Shares’ highest quarterly return was [0.91% for the quarter ended June 30, 2007; the lowest quarterly return was 0.20% for the quarter ended June 30, 2009.]

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2009

Institutional Shares
One Year	[3.10%]
Since Inception*	[4.21%]

*The inception date for the Municipal Portfolio’s Institutional Shares was October 30, 2006.

Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Municipal Portfolio Institutional Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang Funds, 600 Fifth Avenue – 8th Floor, New York, NY 10020), by bank wire,  by electronic funds transfer or through a financial intermediary.  The minimum initial investment amount is $1,000,000 and the minimum amount for subsequent investments is $10,000.

Tax Information

The Portfolio intends to distribute income that is exempt from regular federal income tax.  It is possible that a portion of the Portfolio’s distributions may be subject to state, local or federal income taxes or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
Investment Objectives

The investment objective of the Money Market Portfolio, the U.S. Treasury Portfolio and the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

There can be no assurance that a Portfolio will achieve its investment objective.

The investment objective of any Portfolio of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of such Portfolio.

Principal Investment Strategies

Generally

In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations.  The Fund will only invest in securities which are denominated in United States dollars.  Other regulations pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less.  Also, the average maturity for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, will be 60 days or less. The maturities of variable rate demand instruments held in the Money Market Portfolio and Municipal Portfolio will be deemed to be the longer of the period required before these Portfolios are entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The average life for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, and considered as a whole, will be 120 days or less.  The average life calculation differs from the average maturity calculation discussed above because the average maturity calculation allows the Fund to deem a security to have a shorter maturity date because of an interest rate readjustment.  The average life calculation does not shorten the maturity date because of an interest rate readjustment, but instead is based on a security’s stated final maturity or, when relevant, the date of the next demand feature when the fund may receive payment of principal and interest (such as a put feature).

With respect to the Money Market Portfolio, the U.S. Treasury Portfolio and the U.S. Government Portfolio, the Portfolios will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Portfolios would have invested less than 10% of their respective total assets in Daily Liquid Assets.  As defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), currently Daily Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; or securities that will mature or are subject to a demand feature that is exercisable and payable within one business day (collectively, “Daily Liquid Assets”).

The Portfolios will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Portfolio would have invested less than 30% of its total assets in Weekly Liquid Assets.  As defined in Rule 2a-7 under the 1940 Act, currently Weekly Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”).  The Portfolios may maintain a higher percentage of their total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Fund’s Board of Trustees.

The Fund will only invest in either securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or in unrated securities but which have been determined by the Fund’s investment manager to be of comparable quality.

Each Portfolio of the Fund shall invest not more than 5% of its total assets in securities issued by a single issuer, except for U.S. Government Obligations.

With respect to 75% of its total assets, each Portfolio shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution, except for U.S. Government Obligations.

The Fund’s investment manager considers the following factors when buying and selling securities for each of the Fund’s Portfolios:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

As a temporary defensive measure a Portfolio may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund’s investment manager.  Such a temporary defensive position may cause the Portfolio to not achieve its investment objective.

Money Market Portfolio

The Money Market Portfolio intends to attain its investment objective through investments in the following securities:

(i)	United States Government Securities:

The Money Market Portfolio may purchase short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.  These obligations include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of certain agencies and instrumentalities established under the authority of an act of Congress.  Some of these securities are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the United States Treasury, and still others are supported only by the credit of the agency or instrumentality.

(ii)
Domestic and Foreign Bank Obligations: The Money Market Portfolio may purchase securities issued by foreign governments, or any of their political subdivisions or agencies or instrumentalities, certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks.

(iii)
Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time.  Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate.  Time deposits purchased by the Fund will not benefit from insurance from the FDIC.  Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.

The Money Market Portfolio limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of one billion dollars or the equivalent in other currencies.  The Money Market Portfolio limits its investments in obligations of domestic and foreign branches of foreign banks to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets.  These investments must also meet the quality criteria discussed above under “Principal Investment Strategies – Generally.”

The Money Market Portfolio generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion.  However, the total assets of a bank will not be the sole factor determining the Money Market Portfolio’s investment decisions and the Money Market Portfolio may invest in bank instruments issued by institutions which the investment manager believes present minimal credit risks.

The Money Market Portfolio may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks (“Eurodollar” obligations) and domestic branches of foreign banks (“Yankee dollar” obligations). The Money Market Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Money Market Portfolio’s investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks.  Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate.  The Money Market Portfolio will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of such Portfolio’s total assets at the time of purchase.

Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers, (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations, (vi)  the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers.  In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

(iv)
Variable Amount Master Demand Notes:  The Money Market Portfolio may purchase variable amount master demand notes.  These instruments are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who

(v)
meet the quality criteria discussed above under “Principal Investment Strategies – Generally.”  The interest rate on a variable amount master demand note is periodically adjusted according to a prescribed formula.  Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.

(vi)
Loan Participation Interests: The Money Market Portfolio may purchase participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards applicable to bank instruments as set forth above.

(vii)
Commercial Paper and Certain Debt Obligations:  The Money Market Portfolio may purchase commercial paper or similar debt obligations.  Commercial paper is generally considered to be short-term unsecured debt of corporations.

(viii)
Repurchase Agreements: The Money Market Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Money Market Portfolio.  A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

U.S. Treasury Portfolio

The U.S. Treasury Portfolio intends to attain its investment objective through investments limited to obligations issued or guaranteed by the United States Government including repurchase agreements covering those types of obligations.  Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund will enter into repurchase agreements for inclusion in the U.S. Treasury Portfolio only if the instruments serving as collateral for the agreements are eligible for inclusion in the U.S. Treasury Portfolio.

The Portfolio’s investments may include the following securities:

(i)
United States Treasury Obligations:  Obligations issued by the full faith and credit of the United States.  U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii)
Other United States Government Obligations:  Marketable securities and instruments issued or guaranteed by the full faith and credit of the United States Government. Such obligations include obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration.

(iii)
Repurchase Agreements: The U.S. Treasury Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government.  A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

The investment policies of the U.S. Treasury Portfolio may produce a lower yield than a policy of investing in other types of instruments.  The yield of the U.S. Treasury Portfolio is likely to be lower than the yield of the Money Market Portfolio.

U.S. Government Portfolio

Under normal market circumstances, the U.S. Government Portfolio will invest at least 80% of its net assets in short-term Government Securities with maturities of 397 days or less and repurchase agreements which are collateralized by the foregoing securities.  For purposes of this test only, net assets include borrowings for investment purposes.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Portfolio’s investments may include the following securities:

(i)	United States Treasury Obligations:

Obligations issued by the full faith and credit of the United States.  U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii)	Other Obligations of U.S. Government agencies and instrumentalities:

Marketable securities and instruments issued by government-sponsored agencies and enterprises acting under authority of Congress.  Although obligations of federal agencies and instrumentalities are not debts of the U.S. Treasury, in some cases, payment of interest and principal on such obligations is guaranteed by the U.S. Government, e.g., obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration; in other cases payment of interest and principal is not guaranteed, e.g., obligation of the Federal Home Loan Bank System and the Federal Farm Credit Bank.  The Fund will invest in the securities of those agencies that are not guaranteed or backed by the full faith and credit of the U.S. Government only when the Manager, in its sole discretion, is satisfied that the credit risk with respect to a particular agency or instrumentality is minimal.

(iii)
Repurchase Agreements: The U.S. Government Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.  A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

Municipal Portfolio

Under normal market circumstances, the Municipal Portfolio will invest at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax.  For purposes of this test only, net assets include borrowings for investment purposes.  The Fund will provide shareholders with at least 60 days’ prior notice of any changes in this policy. The Municipal Portfolio intends to attain its investment objective through investments in the following securities:

(i)
Municipal Securities: The Municipal Portfolio may purchase high quality tax-exempt money market instruments (“Municipal Securities”), including debt obligations issued to obtain funds for various public purposes (e.g., the construction of a wide range of public facilities), the refunding of outstanding obligations, the obtaining of funds for general operating expenses and lending such funds to other public institutions and facilities.  The Portfolio may also invest in certain types of private activity bonds or industrial development bonds, issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.  Such obligations are considered to be Municipal Securities provided that the interest paid thereon generally qualifies as exempt from regular federal income tax in the opinion of bond counsel.  Interest on certain Municipal Securities may give rise to federal alternative minimum tax liability and may have other federal income tax consequences.

(ii)
Repurchase Agreements: The Municipal Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Municipal Portfolio.  A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

Risks

The Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund’s investments could cause its share price (and the value of your investment) to change.

Investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government.  Although many U.S. Government securities purchased by the Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the United States. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, a Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

The U.S. Government securities that the Fund may purchase include:

•	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

•
Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (Ginnie Mae) and the Federal Housing Administration (FHA).

•
Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.

•
Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

•
Since the Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Money Market Portfolio may be subject to additional investment risks when compared with those incurred by a fund which invests only in domestic issuers.  Foreign securities markets generally are not as developed or efficient as those in the United States.  Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers.  Similarly, volume in most foreign securities markets is less than in the United States.  The issuers of some of these securities may be subject to less stringent or different regulation than are United States issuers.  In addition, there may be less publicly available information about a non-United States issuer, and non-United States issuers generally are not subject to uniform accounting and financial reporting standards and requirements. Additional risks associated with foreign investments might include adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities. Furthermore, some of these foreign securities may be subject to stamp, withholding or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

The U.S. Treasury Portfolio and U.S. Government Portfolio may invest in senior unsecured debt of banks, thrifts, and certain holding companies that are guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program. Although these investments are guaranteed under the FDIC's Temporary Liquidity Guarantee Program and are backed by the full faith and credit of the United States, such guarantee does not extend to shares of the Portfolios. The Portfolios’ investments in debt issued by private issuers that is guaranteed under the FDIC's Temporary Liquidity Guarantee Program are subject to certain risks, including, the risk that a trustee appointed by the private issuer of the debt fails to follow the specified FDIC claims process, and therefore the holders of such debt, including the Portfolios, may be deprived of all rights and remedies with respect to the FDIC guarantee claim. In addition, the Portfolios are subject to the risk that the payments by the FDIC pursuant to its guarantee will be delayed from the date payments are due under the terms of the debt. These risks could adversely affect the value of these securities.

The investment policies of the U.S. Government Portfolio may produce a lower yield than a policy of investing in other types of instruments.  The yield of the U.S. Government Portfolio is likely to be lower than the yield of the Money Market Portfolio.

Since the Municipal Portfolio invests in municipal debt obligations, the value of these municipal obligations may be affected by uncertainties on the municipal debt market related to taxation.  In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

Portfolio Holdings

A schedule of each Portfolio’s holdings, current as of month-end, will be available on the Fund’s website no earlier than 5 days after the end of each month.  This information will remain available on the website at least until updated for the next month or until the Fund files with the Securities and Exchange Commission (“SEC”) its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period.  The most recent schedule is available on the Fund’s website at http://www.money-funds.com/portfolioholdings or by calling toll free at (800) 433-1918.  The Fund may terminate or modify this policy at any time without further notice to shareholders, including making additional disclosure of the

Fund’s portfolio holdings on the Fund’s website.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

MANAGEMENT, ORGANIZATION AND  CAPITAL STRUCTURE

The Fund’s investment manager is Reich & Tang Asset Management, LLC (the “Manager”).  The Manager’s principal business office is located at 600 Fifth Avenue, New York, NY 10020.  As of June 30, 2010, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $[____] billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of eleven portfolios of registered investment companies, of which it acts as administrator for six.  The Manager also advises high net worth individuals, private funds, pension trusts, profit-sharing trusts and endowments.

Pursuant to the Investment Management Contract between the Fund and the Manager, the Manager manages each Portfolio’s securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund.  Pursuant to the Investment Management Contract, each of the Portfolios pays an annual management fee of 0.12% of each Portfolio’s average daily net assets.  For the fiscal year ended March 31, 2010, following a voluntary fee waiver, the Fund paid the Manager a management fee equal to [0.11%] of the Money Market, [0.12%] of the U.S. Treasury, [0.12%] of the U.S. Government and [0.05%] of the Municipal Portfolios’ average daily net assets.  A discussion regarding the basis for the Board of Trustees approving the continuance of the Investment Management Contract is available in the Fund’s annual report for the period ended March 31, 2010.

Pursuant to the Administrative Services Contract between the Fund and the Manager, the Manager provides all management and administrative services reasonably necessary for the Fund’s operation, other than those services that the Manager provides to the Fund pursuant to the Investment Management Contract.  The Manager also provides the Fund with personnel to perform all of the clerical and accounting type functions not performed by the Manager pursuant to the Investment Management Contract and the Administrative Services Contract. For its services under the Administrative Services Contract, the Fund pays the Manager an annual fee of 0.05% of each Portfolio’s average daily net assets. For the fiscal year ended March 31, 2009, following a voluntary fee waiver, the Fund paid the Manager a fee for administrative services equal to [0.00%] of the Money Market, [0.02%] of the U.S. Treasury, [0.00%] of the U.S. Government, and [0.02%] of the Municipal Portfolios’ average daily net assets.

The Manager has agreed not to modify or terminate its fee waiver arrangement through July 31, 2011, without the prior approval of the Fund’s Board of Trustees.  Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares.

Investment management fees and operating expenses, which are attributable to more than one Class of the Fund, will be allocated daily to each Class of shares based on the percentage of shares outstanding at the end of the day.

SHAREHOLDER INFORMATION

The Fund sells and redeems its shares on a continuing basis at their net asset value.  The Fund does not impose a charge for either purchases or redemptions, although there may be a fee imposed on certain wire redemption requests.  All transactions in Fund shares are processed through the Fund’s transfer agent or its principal underwriter, as appropriate, which accept orders for purchases and redemptions from

Participating Organizations (see “Investments Through Participating Organizations” for a definition of Participating Organizations) and from investors directly.

Pricing of Fund Shares

The net asset value of each Portfolio of the Fund’s shares is determined as of 4:00 p.m., Eastern time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except (i) days on which the New York Stock Exchange is closed for trading (i.e., national holidays) and (ii) Columbus Day and Veterans’ Day.  However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value.  The net asset value is computed by dividing the value of each Portfolio’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding.  Each Portfolio intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

The Fund’s portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.  If fluctuating interest rates or credit issues cause the market value of the Fund’s share price to be less than $0.997 or greater than $1.003, the Board of Trustees will consider whether any action should be initiated to prevent the share price from going below $0.995 per share or above $1.005 per share. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price the Fund would receive if the instrument were sold.

Shares are issued as of the first determination of the Portfolio’s net asset value per share made after acceptance of the investor’s purchase order.  In order to maximize earnings on its Portfolios, the Fund normally has its assets as fully invested as is practicable.  Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as “Federal Funds”).  Portfolio shares begin accruing income on the day the shares are issued to an investor.

The Fund reserves the right to reject any purchase order of its shares.  In addition, the Fund does not accept cash, and may refuse to accept cash equivalents (i.e., travelers cheques, money orders, cashier’s checks or similar instruments) and certain other forms of payment at its discretion.

Subscribing to the Fund

At the time of initial investment in the Fund, investors must elect on their fund application the Class of shares of the Portfolio in which they wish to invest.  Subject to the Portfolios’ initial investment minimums, investors may divide their investment in the Fund between the Portfolios in any manner they choose by submitting the Fund application with their choices.  Investors may purchase shares of the Portfolios from a Participating Organization or directly.  Certain Participating Organizations are compensated for their services by the Manager and/or the Distributor.

Shareholders will have a separate account with the Fund for each Portfolio in which they invest.  Certificates for Fund shares will not be issued to investors.

Purchase of Fund Shares

The Fund does not accept a purchase order from investors investing in the Fund directly (i.e., not through Participating Organizations) until an investor’s payment has been converted into Federal Funds and is received by the Fund’s transfer agent, or its principal underwriter, as appropriate.  Orders from these direct investors that are accompanied by Federal Funds and received after 4:00 p.m., Eastern time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day.

Investors may, if they wish, invest in the Fund through a Participating Organization with which they have accounts.  Generally, all other investors, and investors who have accounts with Participating Organizations but do not wish to invest in the Fund through them, may invest in the Fund directly.  Direct shareholders generally do not receive the benefit of the servicing functions performed by a Participating Organization.

For the Institutional Shares, the minimum initial investment for each Portfolio is $1,000,000 and for subsequent investments is $10,000. In addition, the Fund may impose different minimum investment requirements for clients of certain financial intermediaries with which the Distributor has entered into an agreement.  The Fund may waive any minimum purchase requirements.

The Fund will provide each shareholder, except certain investors, with a personalized monthly statement listing (i) the total number of Fund shares owned as of the statement closing date, (ii) purchases and redemptions of Fund shares, and (iii) the dividends paid on Fund shares (including dividends paid in cash or reinvested in additional Fund shares).

Investments Through Participating Organizations

Generally, investors purchasing shares through a Participating Organization are referred to as Participant Investors.  Participating Organizations are securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund.  When instructed by a Participant Investor to purchase or redeem Fund shares, the Participating Organization, on behalf of the Participant Investor, transmits to the Fund’s transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations may confirm to Participant Investors each purchase and redemption of Fund shares for their accounts.  Also, Participating Organizations may send periodic account statements to their customers showing (i) the total number of Fund shares owned by each Participant Investor as of the statement closing date, (ii) purchases and redemptions of Fund shares by each Participant Investor during the period covered by the statement, and (iii) the income earned by Fund shares of each Participant Investor during the statement period (including dividends paid in cash or reinvested in additional Fund shares).  Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.

Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures.  In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly, may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly.  Accordingly, the net yield to investors who invest through Participating Organizations may be less than the net yield that could be achieved by investing in the Fund directly.  Participating Organizations may also set deadlines for receipt of orders from Participant Investors that are earlier than the order deadline of the Fund due to processing or other reasons.  A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

Qualified Participating Organizations may transmit an investor’s purchase or redemption order to the Fund’s transfer agent after 4:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before 4:00 p.m. Eastern time on that day. The investor will then receive the net asset value of the Fund’s shares determined as of 4:00 p.m. Eastern time on the day he placed his order with the qualified Participating Organization.  Participating Organizations are responsible for instituting procedures to ensure that purchase orders by their respective clients are processed expeditiously.

Initial Direct Purchases of Shares

Investors who wish to invest in the Fund directly may obtain a current Prospectus and the Fund application necessary to open an account by telephoning the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day.

Mail and Personal Delivery

Investors may send or deliver a check made payable to “Daily Income Fund” along with a completed Fund application to:

Daily Income Fund
c/o Reich & Tang Funds
600 Fifth Avenue - 8th Floor
New York, New York 10020

Checks are accepted subject to collection at full value in United States currency.  Payment by a check drawn on any member of the Federal Reserve System will normally be converted into Federal Funds within two business days after receipt of the check.  Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds.

Bank Wire

To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor, prior to his or her initial purchase of shares, should first telephone the Fund at (212) 830-5345 or toll free at

(800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day to obtain a Fund application necessary to open a new account.  The investor should complete and fax the Fund application along with any required documentation to the Fund at (212) 830-5476.  The original Fund application and documentation should then be mailed to the address specified under “Mail and Personal Delivery.”  The investor should then telephone the Fund at the above number to obtain a new account number and then instruct a member bank of the Federal Reserve System to wire the amount of the investment immediately to:

The Bank of New York Mellon
ABA # 021000018
Reich & Tang Funds
DDA # 890040352-7
For Daily Income Fund
Name of Portfolio
Account of (Investor’s Name)
Fund Account #

An account will not be opened until the Fund has received the Fund application and required documentation in proper form and has accepted the purchase order for its shares.

There may be a charge by the investor’s bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds.  The Fund does not charge investors in the Fund for its receipt of wire transfers.  Payment in the form of a “bank wire” received prior to 4:00 p.m., Eastern time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

Electronic Funds Transfers (EFT), Pre-authorized Credit and Direct Deposit Privilege

You may purchase shares of the Fund (minimum of $100) by having salary, dividend payments, interest payments or any other payments designated by you, including federal salary, social security, or certain veteran’s, military or other payments from the federal government, automatically deposited into your Fund account. You can also have money debited from your checking account. To enroll in any one of these programs, please contact your broker or the Fund for the appropriate form. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Upon notification of death or legal incapacity your participation in the Privilege will automatically terminate. Further, the Fund may terminate your participation in the Privilege upon 30 days’ notice to you.

Subsequent Purchases of Shares

Subsequent purchases can be made by bank wire, as indicated above, or by mailing a check to:

Daily Income Fund
c/o Reich & Tang Funds
P.O. Box 13232
Newark, New Jersey 07101-3232

There is a $10,000 minimum for the Institutional Shares for subsequent purchases of shares.  All payments should clearly indicate the shareholder’s account number.  If your check is returned unpaid due to insufficient funds, your order will be cancelled and your account will be charged a $20.00 fee for each returned check.

Provided that the information on the application form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new Fund application at any time during the year the shareholder’s account is closed or during the following calendar year.

Redemption of Shares

A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Portfolio following receipt by the Fund’s transfer agent of the redemption order (and any supporting documentation that the Fund’s transfer agent may require).  Normally, payment for redeemed shares is made on the same Fund Business Day the redemption is effected, if the redemption proceeds are paid by wire (on the next Fund Business Day if paid by check).  However, redemption payments will not be paid out unless the check (including a certified or cashier’s check) used for investment has been cleared for payment by the investor’s bank, which could take up to 15 days after investment.  Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.

A shareholder’s original Fund application permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below.  A shareholder may only change the instructions indicated on his original Fund application by transmitting a written direction to the Fund’s transfer agent.  Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

When a signature guarantee is called for, the shareholder should have “Signature Guaranteed” stamped under his signature.  It should be signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund’s transfer agent’s standards and procedures.

Written Requests

Shareholders may make a redemption in any amount by sending a written request to the Fund addressed to:

Daily Income Fund
c/o Reich & Tang Funds
600 Fifth Avenue - 8th Floor
New York, New York 10020

All written requests for redemption must be signed by the shareholder, in each case with signature guaranteed, unless otherwise indicated on the Fund application or in a subsequent written authorization.

Normally the redemption proceeds are paid by check and mailed to the shareholder at the address of record.

Checks

By making the appropriate election on their Fund application, shareholders may request a supply of checks that may be used to effect redemptions from the Class of shares of the Fund in which they invest.  The checks, which will be issued in the shareholder’s name, are drawn on a special account maintained by the Fund with the Fund’s agent bank.  Checks may be drawn in any amount of $250 or more.  When a check is presented to the Fund’s agent bank, it instructs the Fund’s transfer agent to redeem a sufficient number of full and fractional shares in the shareholder’s account to cover the amount of the check.  The use of a check to make a withdrawal enables a shareholder in the Fund to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears.  Checks provided by the Fund may not be certified.  Investors who purchase Fund shares by check may not receive their redemption proceeds until the check has cleared, which can take up to 15 days following the date of purchase.

There is no charge to the shareholder for checks provided by the Fund, although there may be fees charged for checks provided in connection with certain cash management programs offered through Participating Organizations.  The Fund reserves the right to impose a charge or impose a different minimum check amount in the future.

Shareholders electing the checking option are subject to the procedures, rules and regulations of the Fund’s agent bank governing checking accounts.  Checks drawn on a jointly owned account may, at the shareholder’s election, require only one signature.  Checks in amounts exceeding the value of the shareholder’s account at the time the check is presented for payment will not be honored.  Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check.  Shareholders will be charged a $16 fee for any stop payment requests, a $15 fee if the Fund is requested to deliver a supply of checks overnight and a $4 fee for each copy of a check requested.  In addition, the Fund reserves the right to charge the shareholder’s account a fee of up to $20 for checks not honored as a result of an insufficient account value, a check deemed not negotiable because it has been held longer than six months, an unsigned check and/or a post-dated check.  The Fund reserves the right to terminate or modify the check redemption procedure at any time or to impose additional fees following notification to the Fund’s shareholders.

Corporations and other entities electing the checking option are required to furnish a certified resolution or other evidence of authorization in accordance with the Fund’s normal practices.  Individuals and joint tenants are not required to furnish any supporting documentation.  Appropriate authorization forms will be sent by the Fund or its agents to corporations and other shareholders who select this option.  As soon as the authorization forms are filed in good order with the Fund’s agent bank, the Fund will provide the shareholder with a supply of checks.

Telephone

The Fund accepts telephone requests for redemption from shareholders who elect this option on their Fund application. The proceeds of a telephone redemption may be sent to the shareholder at their address of record or to their bank account, both as set forth in the Fund application or in a subsequent signature guaranteed written authorization.  The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them.  Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000.  For telephone requests for wire redemptions of less than $10,000, the Fund charges a $15 fee.  The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification at the time of such redemption request.  Failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for the losses incurred by investors due to unauthorized or fraudulent telephone redemptions.

A shareholder making a telephone withdrawal should call the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day, and state: (i) the name of the shareholder appearing on the Fund’s records, (ii) the shareholder’s account number with the Fund, (iii) the amount to be withdrawn, (iv) whether such amount is to be forwarded to the shareholder’s designated bank account, and (v) the name and phone number of the person requesting the redemption.  Usually the proceeds are sent to the designated bank account or address of record on the same Fund Business Day the redemption is effected, if the redemption proceeds are being paid by wire (or to the address of record on the next Fund Business Day if paid by check).  The Fund may modify or discontinue the telephone redemption option at any time and will notify shareholders accordingly.

Generally

There is no redemption charge, although there may be a fee charged on certain wire redemption requests, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals.  Proceeds of redemptions are paid by check.  Unless other instructions are given in proper form to the Fund’s transfer agent, a check for the proceeds of a redemption will be sent to the shareholder’s address of record.  If a shareholder elects to redeem all of his or her shares of a Portfolio, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption.  A redemption of shares may result in taxable income to the shareholder.

The right of redemption generally may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) any period during which the SEC determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, (iv) such other period as the SEC may by order permit for the protection of the shareholders of the Fund, or (v) a situation where the Fund needs to rely on Rule 22e-3 under the 1940 Act in order to facilitate an orderly liquidation of the Fund.

The Fund and its agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations.  Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.

The Fund reserves the right to redeem the shares of any shareholder if the total value of all the remaining shares in the shareholder’s or its Participating Organization’s account after a withdrawal is less than $5,000 for the Institutional Shares.  Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or, alternatively the Fund may impose a monthly service charge of $10 on such accounts which does not require prior written notice.  For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization.  The Participating Organization will be responsible for notifying the Participant Investor of the proposed mandatory redemption.  A shareholder or Participating Organization who receives such a notice may avoid mandatory redemption by purchasing sufficient additional shares to increase its account value to the minimum amount during the notice period. Shareholders who purchase shares under these circumstances are not subject to the normal minimums for subsequent purchases.

In addition, in accordance with applicable customer identification regulations, the Fund reserves the right to redeem the shares of any shareholder and close the shareholder’s account if the Fund and its agents are unable to verify the shareholder’s identity within a reasonable time after the shareholder’s account is opened.  If the Fund closes a shareholder’s account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.

Automatic Withdrawal Plan

Shareholders may elect to withdraw shares and receive payment from the Fund of a specified amount of $50 or more automatically on a monthly or quarterly basis.  The monthly or quarterly withdrawal payments of the specified amount are made by the Fund on the date specified on the Automatic Withdrawal Authorization form.  Whenever such day of the month is not a Fund Business Day, the payment date is the Fund Business Day preceding the day of the month specified on the Automatic Withdrawal Authorization form.  In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value on the Fund Business Day immediately preceding the date of payment.  To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder’s investment.

The election to receive automatic withdrawal payments may be made at the time of the original application by completing an Automatic Authorization Withdrawal form.  The election may also be made, changed or terminated at any later time by sending a signature guaranteed written request to the Fund’s transfer agent.  Because the withdrawal plan involves the redemption of Fund shares, such withdrawals may constitute taxable events to the shareholder.  However, the Fund does not expect that there will be any realized capital gains.

Dividends and Distributions

The Fund declares dividends equal to all its net investment income (excluding capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly.  There is no fixed dividend rate.  In computing these dividends, interest earned and expenses are accrued daily.

Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash.  The reinvestment of capital gains or any taxable dividends does not avoid a taxable event to the shareholder, even though such shareholder has not received a cash distribution to pay the resulting tax, if any.  See “Tax Consequences.”

Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution.  If the shareholder makes no election, the Fund will make the distribution in shares.  There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions.

While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year’s net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments.  Except as described herein, each Portfolio’s net investment income (excluding capital gains, if any) will be declared as a dividend on each Fund Business Day.  The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day.  The Fund pays dividends monthly.  There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

Because the Institutional Shares do not bear the service fee under the Fund’s 12b-1 Plan, the net income of and the dividends payable to this share class may be higher than the net income of and dividends payable to the other share classes of the Fund.  Dividends paid to each Class of shares of each Portfolio of the Fund will, however, be declared on the same days at the same times and, except as noted with respect to the service fees payable under the Fund’s 12b-1 Plan, will be determined in the same manner and paid in the same amounts.

Exchange Privilege

Shareholders of the Fund are entitled to exchange some or all of their Class of shares in the Fund for shares of the same Class of certain other investment companies that retain Reich & Tang Asset Management, LLC as investment manager and that participate in the exchange privilege program with the Fund.  If only one Class of shares is available in a particular exchange fund, the shareholders of the Fund are entitled to exchange their shares for the shares available in that exchange fund. If a particular exchange fund has more than one available class of shares the shareholders of the Fund are entitled to exchange their shares for a comparable class of shares available in the exchange fund.    In the future, the exchange privilege program may be extended to other investment companies that retain Reich & Tang Asset Management, LLC as investment adviser or manager.

There is no charge for the exchange privilege or limitation as to frequency of exchange.  The minimum amount for an exchange is $1,000.  However, shareholders who are establishing a new account with an investment company through the exchange privilege must ensure that a sufficient number of shares are exchanged to meet the minimum initial investment required for the investment company into which the exchange is being made. Each Class of shares is exchanged at its respective net asset value.

The exchange privilege provides shareholders of the Fund with a convenient method to shift their investment among different investment companies when they feel such a shift is desirable.  The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold.  Shares of the same Class may be exchanged only between investment company accounts registered in identical names.  Before making an exchange, an investor should review the current prospectus of the investment company into which the exchange is to be made.  An exchange will be a taxable event to an exchanging shareholder.  See “Tax Consequences.”

Instructions for exchanges may be made by sending a written request to:

Daily Income Fund
c/o Reich & Tang Funds
600 Fifth Avenue-8th Floor
New York, New York 10020

or, for shareholders who have elected that option, by telephoning the Fund at (212) 830-5345 or toll free at (800) 433-1918.  The Fund reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time.

Frequent Trading

The Reich & Tang family of funds discourages short-term or excessive trading (“frequent trading”) of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below.  Frequent trading is sometimes referred to as market timing.  Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund’s portfolio securities and the reflection of that change in the fund’s share price.  Frequent trading may dilute the value of fund shares held by long-term shareholders.  Frequent trading may also interfere with the efficient management of a fund’s portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not.  Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not.  For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund.  There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share.  In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash.  As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nonetheless, as indicated under “Pricing of Fund Shares” the Fund reserves the right to reject any purchase order for its shares for any reason and thus may exercise such right in the event it determines that a purchase order is disruptive to the Fund’s management or otherwise. The Fund’s procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Fund exercising its right to reject purchase orders it determines in its discretion to be disruptive.  The Fund may change its policies relating to frequent trading at any time without prior notice to shareholders.

Tax Consequences

The Fund intends to continue to qualify for the income tax treatment applicable to a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for each Portfolio.  To qualify as a regulated investment company, each Portfolio must meet certain tests concerning its investments and distributions.  For each year a Portfolio qualifies as a regulated investment company, the Portfolio will not be subject to federal income tax on its investment company taxable income (which generally consists of ordinary income, including taxable interest, and realized net short-term capital gains in excess of realized net long-term capital losses, if any) and net long-term capital gains distributed to its shareholders in the form of dividends or capital gain distributions.  Additionally, each Portfolio will not be subject to a federal excise tax if the Portfolio distributes each year at least 98% of its ordinary income and 98% of its capital gain income to its shareholders and any undistributed and untaxed amounts from prior years.

Dividends of investment company taxable income are taxable to the recipient shareholders as ordinary income.  The Fund expects that as a result of its investment objectives, except as provided in the following paragraph, distributions will (i) consist primarily of ordinary income, (ii) in the case of corporate shareholders, not be eligible for the dividends received deduction, and (iii) in the case of individual shareholders, not be eligible for the reduced tax rate currently applicable to certain qualified dividend income.  Dividends and distributions are treated in the same manner for federal income tax purposes whether the shareholders receive cash or additional shares.  A shareholder who elects to reinvest in additional shares will be treated for tax purposes as if it had received and reinvested the cash dividend.

The Fund expects that as a result of the investment objectives of the Municipal Portfolio, distributions by the Municipal Portfolio will be exempt from regular federal income tax to the extent that they are derived from Municipal Securities and designated as exempt-interest dividends, provided that the Municipal Portfolio complies with the requirements of the Code regarding qualification to pay exempt-interest dividends.  Exempt-interest dividends received by a shareholder may be subject to federal alternative minimum tax, state and local tax, and other limitations applicable to certain shareholders.  Investors should consult their own tax advisors with respect to the treatment of exempt-interest dividends based on their specific facts.

A shareholder’s initial tax basis for its shares in the Fund will be its cost of the shares, including any fees or expenses.  The sale of shares in the Fund will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference between the shareholder’s adjusted tax basis for the shares and the proceeds received on the sale.  Gain or loss generally will be treated as capital gain or loss if the shares in the Fund are held as capital assets.  Such capital gain or loss will be long-term if the shareholder has held the shares in the Fund for more than one year, and, for individual shareholders, may qualify for the maximum capital gain tax rate of 15% (for taxable years beginning before January 1, 2011) rather than the tax rate applicable to ordinary income.  The exchange of shares of one Portfolio for shares of another Portfolio, if available, will also be treated as a taxable disposition of the shares exchanged, on which gain or loss will be recognized.  In either case, loss recognition may be affected by the loss disallowance rules of the Code.

The Fund is required by federal law to withhold 28% of reportable payments as backup withholding (which may include dividends, capital gain distributions and redemptions) paid to shareholders who have not complied with Code requirements regarding the supplying of their taxpayer identification number and the reporting of income.  In connection with this withholding requirement, a shareholder will be asked to certify on its application that the social security or tax identification number provided is correct and that the shareholder is not subject to backup withholding for various reasons including previous underreporting to the IRS.

Distributions from the U.S. Government Portfolio and U.S. Treasury Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof, and distributions from the Municipal Portfolio that are derived from interest on certain obligations of states and agencies thereof, may be exempt from state and local taxes in certain states.  Investors should consult their own tax advisors regarding specific questions as to federal, state or local taxes.   Additional tax information is provided in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

Rule 12b-1 Fees

Investors do not pay a front-end sales charge to purchase Institutional Shares of the Fund.  The Fund’s Board of Trustees has adopted a Rule 12b-1 distribution and service plan (the “Plan”) and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement, with respect to the Institutional Shares.  There are no fees chargeable to the Institutional Shares under the Plan.

Under the Distribution Agreement, the Distributor serves as distributor of the Institutional Shares and, for nominal consideration (i.e., $1.00) and as agent for the Fund, the Distributor will solicit orders for the purchase of the Fund’s shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.

The Plan provides that the Fund will pay for preparing, printing and delivering the Fund’s Prospectus to existing shareholders of the Fund and preparing and printing Fund applications for shareholder accounts.

The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee, administrative services fee and past profits to pay the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons in connection with the distribution of the Fund’s shares.

The Manager or an affiliate may, from time to time, at its expense and out of its own resources, make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers’ assets in the Fund.  These payments may be referred to as “revenue sharing,” but do not change the price paid by investors to purchase the Fund’s shares or the amount the Fund receives as proceeds from such sales.  Revenue sharing payments may be made to Participating Organizations that provide services to the Fund or its shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services. The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager

and its affiliates. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Fund to you or to recommend one fund complex over another. Please speak with your Participating Organization to learn more about payments made to them by the Distributor or its affiliates.  Additional information regarding these payments can be found in the Fund’s Statement of Additional Information.  In addition, to the extent allowable under the Financial Industry Regulatory Authority (“FINRA”) rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for certain Participating Organizations and may provide non-cash compensation to certain Participating Organizations like sponsorship or funding of sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or by giving out merchandise at industry conferences, which may be paid for by the Manager or an affiliate out of its own resources.

FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand the financial performance of the Institutional Sharesof the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio and the Municipal Portfolio for the past 5 years, or since inception.  Certain information reflects financial results for a single Portfolio share.  The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been derived from the Fund’s financial statements audited by [insert auditor’s name], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[will insert from the completed annual report]

NOTICE OF REICH & TANG* PRIVACY POLICY

We do not disclose to third parties nonpublic personal information about current or former Reich & Tang customers, clients or mutual fund shareholders other than as described below.

We collect nonpublic personal information about you, such as your name, address, social security number, account activity and account balances from your account application and other forms that you may deliver to us.  We use this information to provide advisory services to you, to open an account for you, or to process a transaction for your account.  In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to unaffiliated firms to effect or process transactions for you or to assist us in servicing your account.

We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made.  We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

* For purposes of this notice, “Reich & Tang” includes: Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc. and all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

THIS IS NOT PART OF THE PROSPECTUS

  PN-1

A Statement of Additional Information (SAI) dated July 29, 2010, includes additional information about the Fund and its investments and is incorporated by reference into this Prospectus. Further information about Fund investments is available in the annual and semi-annual shareholder reports. You may obtain the SAI, the annual and semi-annual reports without charge by calling the Fund toll free at (800) 433-1918. You may also obtain the SAI and the annual and semi-annual reports without charge by visiting the Fund’s website at http://www.money-funds.com/funds/index. To request other information about the Fund, please call your financial intermediary or the Fund.

DAILY

INCOME

FUND

Institutional Class Shares
PROSPECTUS

July 29, 2010

A current SAI has been filed with the Securities and Exchange Commission.  Information about the Fund (including the SAI) is also available from the Public Reference Room of the Securities and Exchange Commission.  Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090.  Fund reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.
Investment Company Act No. 811-8312
    Reich & Tang Distributors, Inc.
600 Fifth Avenue
New York, NY 10020
(212) 830-5345

DIF_INS 07/10P

600 FIFTH AVENUE
NEW YORK, NY 10020
(212) 830-5345
(800) 433-1918 (Toll Free)

DAILY INCOME FUND
Institutional Service Class Shares (“Institutional Service Shares”)

Money Market Portfolio (Ticker Symbol: IMAXX)
U.S. Treasury Portfolio (Ticker Symbol: IDAXX)
U.S. Government Portfolio (No Ticker Symbol)
Municipal Portfolio (No Ticker Symbol)

PROSPECTUS

July 29, 2010

The investment objective of the Money Market Portfolio, the U.S. Treasury Portfolio and the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Summary of the Institutional Service Shares of the Money Market Portfolio		Management, Organization and Capital Structure
Summary of the Institutional Service Shares of the U.S. Treasury Portfolio		Shareholder Information
Summary of the Institutional Service Shares of the U.S. Government Portfolio		Distribution Arrangements
Summary of the Institutional Service Shares of the Municipal Portfolio		Financial Highlights
Investment Objectives, Principal Investment Strategies and Related Risks	PN-1	Privacy Notice

SUMMARY OF THE INSTITUTIONAL SERVICE SHARES OF THE MONEY MARKET PORTFOLIO

Investment Objective

The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.  There is no assurance that the Portfolio will achieve its investment objective.

Fees and Expenses of the Money Market Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Money Market Portfolio.

Money Market Portfolio Institutional Service Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Wire Redemption Fee	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		[0.12%]
Distribution and Service (12b-1) Fees		[0.00%]
Other Expenses (includes Administration Fees listed below)		[0.17%]
Administration Fees	[0.05%]
Total Annual Fund Operating Expenses		[0.29%]

Example

This Example is intended to help you compare the cost of investing in the Institutional Service Shares of the Money Market Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Institutional Service Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Institutional Service Shares of the Money Market Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio - Institutional Service Shares:	[$30	$93	$163	$368]

Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers’ acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities.  The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•
The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers.  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the Money Market Portfolio.  The bar chart shows changes in the Institutional Service Shares of the Money Market Portfolio’s performance from year to year.  The table shows the Portfolio’s average annual total returns for the last one year, five year, ten year and since inception periods.  While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.  The current 7-day yield for the Institutional Service Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

[Graph to be inserted: Money Market Portfolio – Institutional Service Shares for calendar years ended ____ through 2009]

Calendar Year End	% of Total Return
[2000	]
2001	]
2002	]
2003	]
2004	]
2005	]
2006	]
2007	]
2008	]
2009	]

As of June 30, 2010, the Money Market Portfolio Institutional Service Shares had a year-to-date return of[ 0.53%.]

[The Money Market Portfolio Institutional Service Shares’ highest quarterly return was 1.65% for the quarter ended September 30, 2000; the lowest quarterly return was 0.17% for the quarter ended June 30, 2009.]

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2009

Institutional Service Shares
One Year	[3.10%]
Five Years	[3.52%]
Ten Years	[3.61%]
Since Inception*	[4.21%]
*             The inception date for the Money Market Portfolio’s Institutional Service Shares was April 3, 1995.

Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Money Market Portfolio Institutional Service Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang Funds, 600 Fifth Avenue – 8th Floor, New York, NY 10020), by bank wire,  by electronic funds transfer or through a financial intermediary.  The minimum initial investment amount is $100,000 and the minimum amount for subsequent investments is $1,000.

Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY OF THE INSTITUTIONAL SERVICE SHARES OF THE U.S. TREASURY PORTFOLIO

Investment Objective

The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.  There is no assurance that the Portfolio will achieve its investment objective.

Fees and Expenses of the U.S. Treasury Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the U.S. Treasury Portfolio.

U.S. Treasury Portfolio Institutional Service Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Wire Redemption Fee	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		[0.12%]
Distribution and Service (12b-1) Fees		[0.00%]
Other Expenses (includes Administration Fees listed below)		[0.17%]
Administration Fees	[0.05%]
Total Annual Fund Operating Expenses		[0.29%]

Example

This Example is intended to help you compare the cost of investing in the Institutional Service Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Institutional Service Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Institutional Service Shares of the U.S. Treasury Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Treasury Portfolio - Institutional Service Shares:	[$30	$93	$163	$368]

Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less.  Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•
The U.S. Treasury Portfolio’s investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the U.S. Treasury Portfolio.  The bar chart shows changes in the average annual total returns of the Institutional Service Shares of the U.S. Treasury Portfolio’s performance from year to year.  The table shows the Portfolio’s average annual total returns for the one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.  The current 7-day yield for the Institutional Service Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 750-7862.

[Graph to be inserted – U.S. Treasury Portfolio – Institutional Service Shares for calendar years ended _____ through 2009]

Calendar Year End	% of Total Return
[2000	]
2001	]
2002	]
2003	]
2004	]
2005	]
2006	]
2007	]
2008	]
2009	]

As of June 30, 2010, the U.S. Treasury Portfolio Institutional Service Shares had a year-to-date return of [0.01%].

[The U.S. Treasury Portfolio Institutional Service Shares’ highest quarterly return was 1.53% for the quarter ended December 31, 2000; the lowest quarterly return was 0.00% for the quarter ended June 30, 2009.]

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2009

Institutional Service Shares
One Year	[3.10%]
Five Years	[3.52%]
Ten Years	[3.61%]
Since Inception*	[4.21%]

*      The inception date for the U.S. Treasury Portfolio’s Institutional Service Shares was November 29, 1995.

Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem U.S. Treasury Portfolio Institutional Service Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang Funds, 600 Fifth Avenue – 8th Floor, New York, NY 10020), by bank wire,  by electronic funds transfer or through a financial intermediary.  The minimum initial investment amount is $100,000 and the minimum amount for subsequent investments is $1,000.

Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY OF THE INSTITUTIONAL SERVICE SHARES OF THE U.S. GOVERNMENT PORTFOLIO

Investment Objective

The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.  There is no assurance that the Portfolio will achieve its investment objective.

Fees and Expenses of the U.S. Government Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the U.S. Government Portfolio.

U.S. Government Portfolio Institutional Service Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Wire Redemption Fee	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		[0.12%]
Distribution and Service (12b-1) Fees		[0.00%]
Other Expenses (includes Administration Fees listed below)		[0.17%]
Administration Fees	[0.05%]
Total Annual Fund Operating Expenses		[0.29%]

Example

This Example is intended to help you compare the cost of investing in the Institutional Service Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Institutional Service Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Institutional Service Shares of the U.S. Government Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Government Portfolio - Institutional Service Shares:	[$30	$93	$163	$368]

Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, (“Government Securities”) with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•
The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities.  Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal.  Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the U.S. Government Portfolio.  The bar chart shows changes in the Institutional Service Shares of the U.S. Government Portfolio’s performance from year to year.  The table shows the Portfolio’s average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.  The current 7-day yield for the Institutional Service Shares of the U.S. Government Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

[Graph to be inserted – U.S. Government Portfolio – Institutional Service Shares for calendar years ended ____ and 2009]

Calendar Year End	% of Total Return
[2000	]
2001	]
2002	]
2003	]
2004	]
2005	]
2006	]
2007	]
2008	]
2009	]

As of June 30, 2010, the U.S. Government Portfolio Institutional Service Shares had a year-to-date return of [0.18%].

The U.S. Government Portfolio Institutional  Service Shares’ highest quarterly return was [1.22% for the quarter ended June 30, 2007]; the lowest quarterly return was [0.08% for the quarter ended June 30, 2009.]

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2009

Institutional Service Shares
One Year	[3.10%]
Since Inception*	[4.21%]

*
        The inception date for the U.S. Government Portfolio’s Institutional Service Shares was March 19, 2007.

Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem U.S. Government Portfolio Institutional Service Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang Funds, 600 Fifth Avenue – 8th  Floor, New York, NY 10020), by bank wire,  by electronic funds transfer or through a financial intermediary.  The minimum initial investment amount is $100,000 and the minimum amount for subsequent investments is $1,000.

Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY OF THE INSTITUTIONAL SERVICE SHARES OF THE MUNICIPAL PORTFOLIO

Investment Objective

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.  There is no assurance that the Portfolio will achieve its investment objective.

Fees and Expenses of the Municipal Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Municipal Portfolio.

Municipal Portfolio Institutional Service Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Wire Redemption Fee	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		[0.12%]
Distribution and Service (12b-1) Fees		[0.00%]
Other Expenses (includes Administration Fees listed below)		[0.17%]
Administration Fees	[0.05%]
Total Annual Fund Operating Expenses		[0.29%]

Example

This Example is intended to help you compare the cost of investing in the Institutional Service Shares of the Municipal Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Institutional Service Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Service Shares of the Municipal Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Municipal Portfolio - Institutional Service Shares:	[$30	$93	$163	$368]

Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax.  For purposes of this test only, net assets include borrowings for investment purposes.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.  The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•
The Municipal Portfolio invests in municipal debt obligations.  The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation.  In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the Municipal Portfolio.  The bar chart shows changes in the Institutional Service Shares of the Municipal Portfolio’s performance from year to year.  The table shows the Portfolio’s average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.  The current 7-day yield for the Institutional Service Shares of the Municipal Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

[Graph to be inserted – Municipal Portfolio – Institutional Service Shares for calendar years ended _____ through 2009]

Calendar Year End	% of Total Return
[2000	]
2001	]
2002	]
2003	]
2004	]
2005	]
2006	]
2007	]
2008	]
2009	]

As of June 30, 2010, the Municipal Portfolio Institutional Service Shares had a year-to-date return of [0.47%.]

The Municipal Portfolio Institutional Service Shares’ highest quarterly return was [0.91% for the quarter ended June 30, 2007; the lowest quarterly return was 0.20% for the quarter ended June 30, 2009.]

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2009

Institutional Service Shares
One Year	[3.10%]
Since Inception*	[4.21%]

*The inception date for the Municipal Portfolio’s Institutional Service Shares was March 19, 2007.

Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Municipal Portfolio Institutional Service Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang Funds, 600 Fifth Avenue – 8th Floor, New York, NY 10020), by bank wire,  by electronic funds transfer or through a financial intermediary.  The minimum initial investment amount is $100,000 and the minimum amount for subsequent investments is $1,000.

Tax Information

The Portfolio intends to distribute income that is exempt from regular federal income tax.  It is possible that a portion of the Portfolio’s distributions may be subject to state, local or federal income taxes or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objectives

The investment objective of the Money Market Portfolio, the U.S. Treasury Portfolio and the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

There can be no assurance that a Portfolio will achieve its investment objective.

The investment objective of any Portfolio of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of such Portfolio.

Principal Investment Strategies

Generally

In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations.  The Fund will only invest in securities which are denominated in United States dollars.  Other regulations pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less.  Also, the average maturity for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, will be 60 days or less. The maturities of variable rate demand instruments held in the Money Market Portfolio and Municipal Portfolio will be deemed to be the longer of the period required before these Portfolios are entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The average life for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, and considered as a whole, will be 120 days or less.  The average life calculation differs from the average maturity calculation discussed above because the average maturity calculation allows the Fund to deem a security to have a shorter maturity date because of an interest rate readjustment.  The average life calculation does not shorten the maturity date because of an interest rate readjustment, but instead is based on a security’s stated final maturity or, when relevant, the date of the next demand feature when the fund may receive payment of principal and interest (such as a put feature).

With respect to the Money Market Portfolio, the U.S. Treasury Portfolio and the U.S. Government Portfolio, the Portfolios will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Portfolios would have invested less than 10% of their respective total assets in Daily Liquid Assets.  As defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), currently Daily Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; or securities that will mature or are subject to a demand feature that is exercisable and payable within one business day (collectively, “Daily Liquid Assets”).

The Portfolios will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Portfolio would have invested less than 30% of its total assets in Weekly Liquid Assets.  As defined in Rule 2a-7 under the 1940 Act, currently Weekly Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”).  The Portfolios may maintain a higher percentage of their total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Fund’s Board of Trustees.

The Fund will only invest in either securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or in unrated securities but which have been determined by the Fund’s investment manager to be of comparable quality.

Each Portfolio of the Fund shall invest not more than 5% of its total assets in securities issued by a single issuer, except for U.S. Government Obligations.

With respect to 75% of its total assets, each Portfolio shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution, except for U.S. Government Obligations.

The Fund’s investment manager considers the following factors when buying and selling securities for each of the Fund’s Portfolios:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

As a temporary defensive measure a Portfolio may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund’s investment manager.  Such a temporary defensive position may cause the Portfolio to not achieve its investment objective.

Money Market Portfolio

The Money Market Portfolio intends to attain its investment objective through investments in the following securities:

(i)	United States Government Securities:

The Money Market Portfolio may purchase short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.  These obligations include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of certain agencies and instrumentalities established under the authority of an act of Congress.  Some of these securities are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the United States Treasury, and still others are supported only by the credit of the agency or instrumentality.

(ii)
Domestic and Foreign Bank Obligations: The Money Market Portfolio may purchase securities issued by foreign governments, or any of their political subdivisions or agencies or instrumentalities, certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks.  Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time.  Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate.  Time deposits purchased by the Fund will not benefit from insurance from the FDIC.  Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.

The Money Market Portfolio limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of one billion dollars or the equivalent in other currencies.  The Money Market Portfolio limits its investments in obligations of domestic and foreign branches of foreign banks to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets.  These investments must also meet the quality criteria discussed above under “Principal Investment Strategies – Generally.”

The Money Market Portfolio generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion.  However, the total assets of a bank will not be the sole factor determining the Money Market Portfolio’s investment decisions and the Money Market Portfolio may invest in bank instruments issued by institutions which the investment manager believes present minimal credit risks.

The Money Market Portfolio may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks (“Eurodollar” obligations) and domestic branches of foreign banks (“Yankee dollar” obligations). The Money Market Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Money Market Portfolio’s investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks.  Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate.  The Money Market Portfolio will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of such Portfolio’s total assets at the time of purchase.

Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers, (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations, (vi)  the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers.  In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

(iii)
Variable Amount Master Demand Notes:  The Money Market Portfolio may purchase variable amount master demand notes.  These instruments are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria discussed above under “Principal Investment Strategies – Generally.”  The interest rate on a variable amount master demand note is periodically adjusted according to a prescribed formula.  Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.

(iv)
Loan Participation Interests: The Money Market Portfolio may purchase participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards applicable to bank instruments as set forth above.

(v)
Commercial Paper and Certain Debt Obligations:  The Money Market Portfolio may purchase commercial paper or similar debt obligations.  Commercial paper is generally considered to be short-term unsecured debt of corporations.

(vi)
Repurchase Agreements: The Money Market Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Money Market Portfolio.  A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

U.S. Treasury Portfolio

The U.S. Treasury Portfolio intends to attain its investment objective through investments limited to obligations issued or guaranteed by the United States Government including repurchase agreements covering those types of obligations.  Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund will enter into repurchase agreements for inclusion in the U.S. Treasury Portfolio only if the instruments serving as collateral for the agreements are eligible for inclusion in the U.S. Treasury Portfolio.

The Portfolio’s investments may include the following securities:

(i)
United States Treasury Obligations:  Obligations issued by the full faith and credit of the United States.  U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii)
Other United States Government Obligations:  Marketable securities and instruments issued or guaranteed by the full faith and credit of the United States Government. Such obligations include obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration.

(iii)
Repurchase Agreements: The U.S. Treasury Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government.  A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

The investment policies of the U.S. Treasury Portfolio may produce a lower yield than a policy of investing in other types of instruments.  The yield of the U.S. Treasury Portfolio is likely to be lower than the yield of the Money Market Portfolio.

U.S. Government Portfolio

Under normal market circumstances, the U.S. Government Portfolio will invest at least 80% of its net assets in short-term Government Securities with maturities of 397 days or less and repurchase agreements which are collateralized by the foregoing securities.  For purposes of this test only, net assets include borrowings for investment purposes.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Portfolio’s investments may include the following securities:

(i)	United States Treasury Obligations:

Obligations issued by the full faith and credit of the United States.  U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii)	Other Obligations of U.S. Government agencies and instrumentalities:

Marketable securities and instruments issued by government-sponsored agencies and enterprises acting under authority of Congress.  Although obligations of federal agencies and instrumentalities are not debts of the U.S. Treasury, in some cases, payment of interest and principal on such obligations is guaranteed by the U.S. Government, e.g., obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration; in other cases payment of interest and principal is not guaranteed, e.g., obligation of the Federal Home Loan Bank System and the Federal Farm Credit Bank.  The Fund will invest in the securities of those agencies that are not guaranteed or backed by the full faith and credit of the U.S. Government only when the Manager, in its sole discretion, is satisfied that the credit risk with respect to a particular agency or instrumentality is minimal.

(iii)
Repurchase Agreements: The U.S. Government Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.  A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

Municipal Portfolio

Under normal market circumstances, the Municipal Portfolio will invest at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax.  For purposes of this test only, net assets include borrowings for investment purposes.  The Fund will provide shareholders with at least 60 days’ prior notice of any changes in this policy. The Municipal Portfolio intends to attain its investment objective through investments in the following securities:

(i)
Municipal Securities: The Municipal Portfolio may purchase high quality tax-exempt money market instruments (“Municipal Securities”), including debt obligations issued to obtain funds for various public purposes (e.g., the construction of a wide range of public facilities), the refunding of outstanding obligations, the obtaining of funds for general operating expenses and lending such funds to other public institutions and facilities.  The Portfolio may also invest in certain types of private activity bonds or industrial development bonds, issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.  Such obligations are considered to be Municipal Securities provided that the interest paid thereon generally qualifies as exempt from regular federal income tax in the opinion of bond counsel.  Interest on certain Municipal Securities may give rise to federal alternative minimum tax liability and may have other federal income tax consequences.

(ii)
Repurchase Agreements: The Municipal Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Municipal Portfolio.  A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

Risks

The Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund’s investments could cause its share price (and the value of your investment) to change.

Investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government.  Although many U.S. Government securities purchased by the Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the United States. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, a Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

The U.S. Government securities that the Fund may purchase include:

•	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

•
Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (Ginnie Mae) and the Federal Housing Administration (FHA).

•
Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.

•
Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

Since the Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Money Market Portfolio may be subject to additional investment risks when compared with those incurred by a fund which invests only in domestic issuers.  Foreign securities markets generally are not as developed or efficient as those in the United States.  Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers.  Similarly, volume in most foreign securities markets is less than in the United States.  The issuers of some of these securities may be subject to less stringent or different regulation than are United States issuers.  In addition, there may be less publicly available information about a non-United States issuer, and non-United States issuers generally are not subject to uniform accounting and financial reporting standards and requirements. Additional risks associated with foreign investments might include adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities. Furthermore, some of these foreign securities may be subject to stamp, withholding or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

The U.S. Treasury Portfolio and U.S. Government Portfolio may invest in senior unsecured debt of banks, thrifts, and certain holding companies that are guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program. Although these investments are guaranteed under the FDIC's Temporary Liquidity Guarantee Program and are backed by the full faith and credit of the United States, such guarantee does not extend to shares of the Portfolios. The Portfolios’ investments in debt issued by private issuers that is guaranteed under the FDIC's Temporary Liquidity Guarantee Program are subject to certain risks, including, the risk that a trustee appointed by the private issuer of the debt fails to follow the specified FDIC claims process, and therefore the holders of such debt, including the Portfolios, may be deprived of all rights and remedies with respect to the FDIC guarantee claim. In addition, the Portfolios are subject to the risk that the payments by the FDIC pursuant to its guarantee will be delayed from the date payments are due under the terms of the debt. These risks could adversely affect the value of these securities.

The investment policies of the U.S. Government Portfolio may produce a lower yield than a policy of investing in other types of instruments.  The yield of the U.S. Government Portfolio is likely to be lower than the yield of the Money Market Portfolio.

Since the Municipal Portfolio invests in municipal debt obligations, the value of these municipal obligations may be affected by uncertainties on the municipal debt market related to taxation.  In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

Portfolio Holdings

A schedule of each Portfolio’s holdings, current as of month-end, will be available on the Fund’s website no earlier than 5 days after the end of each month.  This information will remain available on the website at least until updated for the next month or until the Fund files with the Securities and Exchange Commission (“SEC”) its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period.  The most recent schedule is available on the Fund’s website at http://www.money-funds.com/portfolioholdings or by calling toll free at (800) 433-1918.  The Fund may terminate or modify this policy at any time without further notice to shareholders, including making additional disclosure of the Fund’s portfolio holdings on the Fund’s website.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

MANAGEMENT, ORGANIZATION AND  CAPITAL STRUCTURE

The Fund’s investment manager is Reich & Tang Asset Management, LLC (the “Manager”).  The Manager’s principal business office is located at 600 Fifth Avenue, New York, NY 10020.  As of June 30, 2010, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $[____] billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of eleven portfolios of registered investment companies, of which it acts as administrator for six.  The Manager also advises high net worth individuals, private funds, pension trusts, profit-sharing trusts and endowments.

Pursuant to the Investment Management Contract between the Fund and the Manager, the Manager manages each Portfolio’s securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund.  Pursuant to the Investment Management Contract, each of the Portfolios pays an annual management fee of 0.12% of each Portfolio’s average daily net assets.  For the fiscal year ended March 31, 2010, following a voluntary fee waiver, the Fund paid the Manager a management fee equal to [0.11%] of the Money Market, [0.12%] of the U.S. Treasury, [0.12%] of the U.S. Government and [0.05%] of the Municipal Portfolios’ average daily net assets.  A discussion regarding the basis for the Board of Trustees approving the continuance of the Investment Management Contract is available in the Fund’s annual report for the period ended March 31, 2010.

Pursuant to the Administrative Services Contract between the Fund and the Manager, the Manager provides all management and administrative services reasonably necessary for the Fund’s operation, other than those services that the Manager provides to the Fund pursuant to the Investment Management Contract.  The Manager also provides the Fund with personnel to perform all of the clerical and accounting type functions not performed by the Manager pursuant to the Investment Management Contract and the Administrative Services Contract. For its services under the Administrative Services Contract, the Fund pays the Manager an annual fee of 0.05% of each Portfolio’s average daily net assets. For the fiscal year ended March 31, 2009, following a voluntary fee waiver, the Fund paid the Manager a fee for administrative services equal to [0.00%] of the Money Market, [0.02%] of the U.S. Treasury, [0.00%] of the U.S. Government, and [0.02%] of the Municipal Portfolios’ average daily net assets.

The Manager and Distributor have agreed not to modify or terminate their fee waiver arrangements through July 31, 2011, without the prior approval of the Fund’s Board of Trustees.  Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares.

In addition, Reich & Tang Distributors, Inc. (the “Distributor”), receives a servicing fee equal to 0.25% per annum of the average daily net assets of the Institutional Service Class shares of each Portfolio under the Shareholder Servicing Agreement.  The fees are accrued daily and paid monthly.

Investment management fees and operating expenses, which are attributable to more than one Class of the Fund, will be allocated daily to each Class of shares based on the percentage of shares outstanding at the end of the day.  For the fiscal year ended March 31, 2010, following voluntary fee waivers, the Fund paid the Distributor [              ].

SHAREHOLDER INFORMATION

The Fund sells and redeems its shares on a continuing basis at their net asset value.  The Fund does not impose a charge for either purchases or redemptions, although there may be a fee imposed on certain wire redemption requests.  All transactions in Fund shares are processed through the Fund’s transfer agent or its principal underwriter, as appropriate, which accept orders for purchases and redemptions from Participating Organizations (see “Investments Through Participating Organizations” for a definition of Participating Organizations) and from investors directly.

Pricing of Fund Shares

The net asset value of each Portfolio of the Fund’s shares is determined as of 4:00 p.m., Eastern time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except (i) days on which the New York Stock Exchange is closed for trading (i.e., national holidays) and (ii) Columbus Day and Veterans’ Day.  However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value.

The net asset value is computed by dividing the value of each Portfolio’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding.  Each Portfolio intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

The Fund’s portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.  If fluctuating interest rates or credit issues cause the market value of the Fund’s share price to be less than $0.997 or greater than $1.003, the Board of Trustees will consider whether any action should be initiated to prevent the share price from going below $0.995 per share or above $1.005 per share. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price the Fund would receive if the instrument were sold.

Shares are issued as of the first determination of the Portfolio’s net asset value per share made after acceptance of the investor’s purchase order.  In order to maximize earnings on its Portfolios, the Fund normally has its assets as fully invested as is practicable.  Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as “Federal Funds”).  Portfolio shares begin accruing income on the day the shares are issued to an investor.

The Fund reserves the right to reject any purchase order of its shares.  In addition, the Fund does not accept cash, and may refuse to accept cash equivalents (i.e., travelers cheques, money orders, cashier’s checks or similar instruments) and certain other forms of payment at its discretion.

Subscribing to the Fund

At the time of initial investment in the Fund, investors must elect on their fund application the Class of shares of the Portfolio in which they wish to invest.  Subject to the Portfolios’ initial investment minimums, investors may divide their investment in the Fund between the Portfolios in any manner they choose by submitting the Fund application with their choices.  Investors may purchase shares of the Portfolios from a Participating Organization or directly.  Certain Participating Organizations are compensated for their services by the Manager and/or the Distributor.

Shareholders will have a separate account with the Fund for each Portfolio in which they invest.  Certificates for Fund shares will not be issued to investors.

Purchase of Fund Shares

The Fund does not accept a purchase order from investors investing in the Fund directly (i.e., not through Participating Organizations) until an investor’s payment has been converted into Federal Funds and is received by the Fund’s transfer agent, or its principal underwriter, as appropriate.  Orders from these direct investors that are accompanied by Federal Funds and received after 4:00 p.m., Eastern time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day.

Investors may, if they wish, invest in the Fund through a Participating Organization with which they have accounts.  Generally, all other investors, and investors who have accounts with Participating Organizations but do not wish to invest in the Fund through them, may invest in the Fund directly.  Direct shareholders generally do not receive the benefit of the servicing functions performed by a Participating Organization.

For the Institutional Service Shares, the minimum initial investment for each Portfolio is $100,000 and the minimum amount for subsequent investments is $1,000.  In addition, the Fund may impose different minimum investment requirements for clients of certain financial intermediaries with which the Distributor has entered into an agreement.  The Fund may waive any minimum purchase requirements.

The Fund will provide each shareholder, except certain investors, with a personalized monthly statement listing (i) the total number of Fund shares owned as of the statement closing date, (ii) purchases and redemptions of Fund shares, and (iii) the dividends paid on Fund shares (including dividends paid in cash or reinvested in additional Fund shares).

Investments Through Participating Organizations

Generally, investors purchasing shares through a Participating Organization are referred to as Participant Investors.  Participating Organizations are securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund.  When instructed by a Participant Investor to purchase or redeem Fund shares, the Participating Organization, on behalf of the Participant Investor, transmits to the Fund’s transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations may confirm to Participant Investors each purchase and redemption of Fund shares for their accounts.  Also, Participating Organizations may send periodic account statements to their customers showing (i) the total number of Fund shares owned by each Participant Investor as of the statement closing date, (ii) purchases and redemptions of Fund shares by each Participant Investor during the period covered by the statement, and (iii) the income earned by Fund shares of each Participant Investor during the statement period (including dividends paid in cash or reinvested in additional Fund shares).  Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.

Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures.  In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly, may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly.  Accordingly, the net yield to investors who invest through Participating Organizations may be less than the net yield that could be achieved by investing in the Fund directly.  Participating Organizations may also set deadlines for receipt of orders from Participant Investors that are earlier than the order deadline of the Fund due to processing or other reasons.  A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

Qualified Participating Organizations may transmit an investor’s purchase or redemption order to the Fund’s transfer agent after 4:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before 4:00 p.m. Eastern time on that day. The investor will then receive the net asset value of the Fund’s shares determined as of 4:00 p.m. Eastern time on the day he placed his order with the qualified Participating Organization.  Participating Organizations are responsible for instituting procedures to ensure that purchase orders by their respective clients are processed expeditiously.

Initial Direct Purchases of Shares

Investors who wish to invest in the Fund directly may obtain a current Prospectus and the Fund application necessary to open an account by telephoning the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day.

Mail and Personal Delivery

Investors may send or deliver a check made payable to “Daily Income Fund” along with a completed Fund application to:

Daily Income Fund
c/o Reich & Tang Funds
600 Fifth Avenue - 8th Floor
New York, New York 10020

Checks are accepted subject to collection at full value in United States currency.  Payment by a check drawn on any member of the Federal Reserve System will normally be converted into Federal Funds within two business days after receipt of the check.  Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds.

Bank Wire

To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor, prior to his or her initial purchase of shares, should first telephone the Fund at (212) 830-5345 or toll free at

(800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day to obtain a Fund application necessary to open a new account.  The investor should complete and fax the Fund application along with any required documentation to the Fund at (212) 830-5476.  The original Fund application and documentation should then be mailed to the address specified under “Mail and Personal Delivery.”  The investor should then telephone the Fund at the above number to obtain a new account number and then instruct a member bank of the Federal Reserve System to wire the amount of the investment immediately to:

The Bank of New York Mellon
ABA # 021000018
Reich & Tang Funds
DDA # 890040352-7
For Daily Income Fund
Name of Portfolio
Account of (Investor’s Name)
Fund Account #

An account will not be opened until the Fund has received the Fund application and required documentation in proper form and has accepted the purchase order for its shares.

There may be a charge by the investor’s bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds.  The Fund does not charge investors in the Fund for its receipt of wire transfers.  Payment in the form of a “bank wire” received prior to 4:00 p.m., Eastern time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

Electronic Funds Transfers (EFT), Pre-authorized Credit and Direct Deposit Privilege

You may purchase shares of the Fund (minimum of $100) by having salary, dividend payments, interest payments or any other payments designated by you, including federal salary, social security, or certain veteran’s, military or other payments from the federal government, automatically deposited into your Fund account. You can also have money debited from your checking account. To enroll in any one of these programs, please contact your broker or the Fund for the appropriate form. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Upon notification of death or legal incapacity your participation in the Privilege will automatically terminate. Further, the Fund may terminate your participation in the Privilege upon 30 days’ notice to you.

Subsequent Purchases of Shares

Subsequent purchases can be made by bank wire, as indicated above, or by mailing a check to:

Daily Income Fund
c/o Reich & Tang Funds
P.O. Box 13232
Newark, New Jersey 07101-3232

There is a $1,000 minimum for the Institutional Service Shares for subsequent purchases of shares.  All payments should clearly indicate the shareholder’s account number.  If your check is returned unpaid due to insufficient funds, your order will be cancelled and your account will be charged a $20.00 fee for each returned check.

Provided that the information on the application form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new Fund application at any time during the year the shareholder’s account is closed or during the following calendar year.

Redemption of Shares

A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Portfolio following receipt by the Fund’s transfer agent of the redemption order (and any supporting documentation that the Fund’s transfer agent may require).  Normally, payment for redeemed shares is made on the same Fund Business Day the redemption is effected, if the redemption proceeds are paid by wire (on the next Fund Business Day if paid by check).  However, redemption payments will not be paid out unless the check (including a certified or cashier’s check) used for investment has been cleared for payment by the investor’s bank, which could take up to 15 days after investment.  Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.

A shareholder’s original Fund application permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below.  A shareholder may only change the instructions indicated on his original Fund application by transmitting a written direction to the Fund’s transfer agent.  Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

When a signature guarantee is called for, the shareholder should have “Signature Guaranteed” stamped under his signature.  It should be signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the

Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund’s transfer agent’s standards and procedures.

Written Requests

Shareholders may make a redemption in any amount by sending a written request to the Fund addressed to:

Daily Income Fund
c/o Reich & Tang Funds
600 Fifth Avenue - 8th Floor
New York, New York 10020

All written requests for redemption must be signed by the shareholder, in each case with signature guaranteed, unless otherwise indicated on the Fund application or in a subsequent written authorization.

Normally the redemption proceeds are paid by check and mailed to the shareholder at the address of record.

Checks

By making the appropriate election on their Fund application, shareholders may request a supply of checks that may be used to effect redemptions from the Class of shares of the Fund in which they invest.  The checks, which will be issued in the shareholder’s name, are drawn on a special account maintained by the Fund with the Fund’s agent bank.  Checks may be drawn in any amount of $250 or more.  When a check is presented to the Fund’s agent bank, it instructs the Fund’s transfer agent to redeem a sufficient number of full and fractional shares in the shareholder’s account to cover the amount of the check.  The use of a check to make a withdrawal enables a shareholder in the Fund to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears.  Checks provided by the Fund may not be certified.  Investors who purchase Fund shares by check may not receive their redemption proceeds until the check has cleared, which can take up to 15 days following the date of purchase.

There is no charge to the shareholder for checks provided by the Fund, although there may be fees charged for checks provided in connection with certain cash management programs offered through Participating Organizations.  The Fund reserves the right to impose a charge or impose a different minimum check amount in the future.

Shareholders electing the checking option are subject to the procedures, rules and regulations of the Fund’s agent bank governing checking accounts.  Checks drawn on a jointly owned account may, at the shareholder’s election, require only one signature.  Checks in amounts exceeding the value of the shareholder’s account at the time the check is presented for payment will not be honored.  Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check.  Shareholders will be charged a $16 fee for any stop payment requests, a $15 fee if the Fund is requested to deliver a supply of checks overnight and a $4 fee for each copy of a check requested.  In addition, the Fund reserves the right to charge the shareholder’s account a fee of up to $20 for checks not honored as a result of an insufficient account value, a check deemed not negotiable because it has been held longer than six months, an unsigned check and/or a post-dated check.  The Fund reserves the right to terminate or modify the check redemption procedure at any time or to impose additional fees following notification to the Fund’s shareholders.

Corporations and other entities electing the checking option are required to furnish a certified resolution or other evidence of authorization in accordance with the Fund’s normal practices.  Individuals and joint tenants are not required to furnish any supporting documentation.  Appropriate authorization forms will be sent by the Fund or its agents to corporations and other shareholders who select this option.  As soon as the authorization forms are filed in good order with the Fund’s agent bank, the Fund will provide the shareholder with a supply of checks.

Telephone

The Fund accepts telephone requests for redemption from shareholders who elect this option on their Fund application. The proceeds of a telephone redemption may be sent to the shareholder at their address of record or to their bank account, both as set forth in the Fund application or in a subsequent signature guaranteed written authorization.  The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them.  Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000.  For telephone requests for wire redemptions of less than $10,000, the Fund charges a $15 fee.  The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification at the time of such redemption request.  Failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for the losses incurred by investors due to unauthorized or fraudulent telephone redemptions.

A shareholder making a telephone withdrawal should call the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day, and state: (i) the name of the shareholder appearing on the Fund’s records, (ii) the shareholder’s account number with the Fund, (iii) the amount to be withdrawn, (iv) whether such amount is to be forwarded to the shareholder’s designated bank account, and (v) the name and phone number of the person requesting the redemption.  Usually the proceeds are sent to the designated bank account or address of record on the same Fund Business Day the redemption is effected, if the redemption proceeds are being paid by wire (or to the address of record on the next Fund Business Day if paid by check).  The Fund may modify or discontinue the telephone redemption option at any time and will notify shareholders accordingly.

Generally

There is no redemption charge, although there may be a fee charged on certain wire redemption requests, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals.  Proceeds of redemptions are paid by check.  Unless other instructions are given in proper form to the Fund’s transfer agent, a check for the proceeds of a redemption will be sent to the shareholder’s address of record.  If a shareholder elects to redeem all of his or her shares of a Portfolio, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption.  A redemption of shares may result in taxable income to the shareholder.

The right of redemption generally may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) any period during which the SEC determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, (iv) such other period as the SEC may by order permit for the protection of the shareholders of the Fund, or (v) a situation where the Fund needs to rely on Rule 22e-3 under the 1940 Act in order to facilitate an orderly liquidation of the Fund.

The Fund and its agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations.  Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.

The Fund reserves the right to redeem the shares of any shareholder if the total value of all the remaining shares in the shareholder’s or its Participating Organization’s account after a withdrawal is less than $5,000 for the Institutional Service Shares.  Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or, alternatively the Fund may impose a monthly service charge of $10 on such accounts which does not require prior written notice.  For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization.  The Participating Organization will be responsible for notifying the Participant Investor of the proposed mandatory redemption.  A shareholder or Participating Organization who receives such a notice may avoid mandatory redemption by purchasing sufficient additional shares to increase its account value to the minimum amount during the notice period. Shareholders who purchase shares under these circumstances are not subject to the normal minimums for subsequent purchases.

In addition, in accordance with applicable customer identification regulations, the Fund reserves the right to redeem the shares of any shareholder and close the shareholder’s account if the Fund and its agents are unable to verify the shareholder’s identity within a reasonable time after the shareholder’s account is opened.  If the Fund closes a shareholder’s account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.

Automatic Withdrawal Plan

Shareholders may elect to withdraw shares and receive payment from the Fund of a specified amount of $50 or more automatically on a monthly or quarterly basis.  The monthly or quarterly withdrawal payments of the specified amount are made by the Fund on the date specified on the Automatic Withdrawal Authorization form.  Whenever such day of the month is not a Fund Business Day, the payment date is the Fund Business Day preceding the day of the month specified on the Automatic Withdrawal Authorization form.  In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value on the Fund Business Day immediately preceding the date of payment.  To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder’s investment.

The election to receive automatic withdrawal payments may be made at the time of the original application by completing an Automatic Authorization Withdrawal form.  The election may also be made, changed or terminated at any later time by sending a signature guaranteed written request to the Fund’s transfer agent.  Because the withdrawal plan involves the redemption of Fund shares, such withdrawals may constitute taxable events to the shareholder.  However, the Fund does not expect that there will be any realized capital gains.

Dividends and Distributions

The Fund declares dividends equal to all its net investment income (excluding capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly.  There is no fixed dividend rate.  In computing these dividends, interest earned and expenses are accrued daily.

Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash.  The reinvestment of capital gains or any taxable dividends does not avoid a taxable event to the shareholder, even though such shareholder has not received a cash distribution to pay the resulting tax, if any.  See “Tax Consequences.”

Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution.  If the shareholder makes no election, the Fund will make the distribution in shares.  There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions.

While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year’s net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments.  Except as described herein, each Portfolio’s net investment income (excluding capital gains, if any) will be declared as a dividend on each Fund Business Day.  The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day.  The Fund pays dividends monthly.  There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

Because the Institutional Service Shares bear the service fee under the Fund’s 12b-1 Plan, the net income of and the dividends payable to this share class may be lower than the net income of and dividends payable to the other share classes of the Fund.  Dividends paid to each Class of shares of each Portfolio of the Fund will, however, be declared on the same days at the same times and, except as noted with respect to the service fees payable under the Fund’s 12b-1 Plan, will be determined in the same manner and paid in the same amounts.

Exchange Privilege

Shareholders of the Fund are entitled to exchange some or all of their Class of shares in the Fund for shares of the same Class of certain other investment companies that retain Reich & Tang Asset Management, LLC as investment manager and that participate in the exchange privilege program with the Fund.  If only one Class of shares is available in a particular exchange fund, the shareholders of the Fund are entitled to exchange their shares for the shares available in that exchange fund. If a particular exchange fund has more than one available class of shares the shareholders of the Fund are entitled to exchange their shares for a comparable class of shares available in the exchange fund.    In the future, the exchange privilege program may be extended to other investment companies that retain Reich & Tang Asset Management, LLC as investment adviser or manager.

There is no charge for the exchange privilege or limitation as to frequency of exchange.  The minimum amount for an exchange is $1,000.  However, shareholders who are establishing a new account with an investment company through the exchange privilege must ensure that a sufficient number of shares are exchanged to meet the minimum initial investment required for the investment company into which the exchange is being made. Each Class of shares is exchanged at its respective net asset value.

The exchange privilege provides shareholders of the Fund with a convenient method to shift their investment among different investment companies when they feel such a shift is desirable.  The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold.  Shares of the same Class may be exchanged only between investment company accounts registered in identical names.  Before making an exchange, an investor should review the current prospectus of the investment company into which the exchange is to be made.  An exchange will be a taxable event to an exchanging shareholder.  See “Tax Consequences.”

Instructions for exchanges may be made by sending a written request to:

Daily Income Fund
c/o Reich & Tang Funds
600 Fifth Avenue-8th Floor
New York, New York 10020

or, for shareholders who have elected that option, by telephoning the Fund at (212) 830-5345 or toll free at (800) 433-1918.  The Fund reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time.

Frequent Trading

The Reich & Tang family of funds discourages short-term or excessive trading (“frequent trading”) of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below.  Frequent trading is sometimes referred to as market timing.  Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund’s portfolio securities and the reflection of that change in the fund’s share price.  Frequent trading may dilute the value of fund shares held by long-term shareholders.  Frequent trading may also interfere with the efficient management of a fund’s portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not.  Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not.  For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund.  There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share.  In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash.  As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nonetheless, as indicated under “Pricing of Fund Shares” the Fund reserves the right to reject any purchase order for its shares for any reason and thus may exercise such right in the event it determines that a purchase order is disruptive to the Fund’s management or otherwise. The Fund’s procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Fund exercising its right to reject purchase orders it determines in its discretion to be disruptive.  The Fund may change its policies relating to frequent trading at any time without prior notice to shareholders.

Tax Consequences

The Fund intends to continue to qualify for the income tax treatment applicable to a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for each Portfolio.  To qualify as a regulated investment company, each Portfolio must meet certain tests concerning its investments and distributions.  For each year a Portfolio qualifies as a regulated investment company, the Portfolio will not be subject to federal income tax on its investment company taxable income (which generally consists of ordinary income, including taxable interest, and realized net short-term capital gains in excess of realized net long-term capital losses, if any) and net long-term capital gains distributed to its shareholders in the form of dividends or capital gain distributions.  Additionally, each Portfolio will not be subject to a federal excise tax if the Portfolio distributes each year at least 98% of its ordinary income and 98% of its capital gain income to its shareholders and any undistributed and untaxed amounts from prior years.

Dividends of investment company taxable income are taxable to the recipient shareholders as ordinary income.  The Fund expects that as a result of its investment objectives, except as provided in the following paragraph, distributions will (i) consist primarily of ordinary income, (ii) in the case of corporate shareholders, not be eligible for the dividends received deduction, and (iii) in the case of individual shareholders, not be eligible for the reduced tax rate currently applicable to certain qualified dividend income.  Dividends and distributions are treated in the same manner for federal income tax purposes whether the shareholders receive cash or additional shares.  A shareholder who elects to reinvest in additional shares will be treated for tax purposes as if it had received and reinvested the cash dividend.

The Fund expects that as a result of the investment objectives of the Municipal Portfolio, distributions by the Municipal Portfolio will be exempt from regular federal income tax to the extent that they are derived from Municipal Securities and designated as exempt-interest dividends, provided that the Municipal Portfolio complies with the requirements of the Code regarding qualification to pay exempt-interest dividends.  Exempt-interest dividends received by a shareholder may be subject to federal alternative minimum tax, state and local tax, and other limitations applicable to certain shareholders.  Investors should consult their own tax advisors with respect to the treatment of exempt-interest dividends based on their specific facts.

A shareholder’s initial tax basis for its shares in the Fund will be its cost of the shares, including any fees or expenses.  The sale of shares in the Fund will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference between the shareholder’s adjusted tax basis for the shares and the proceeds received on the sale.  Gain or loss generally will be treated as capital gain or loss if the shares in the Fund are held as capital assets.  Such capital gain or loss will be long-term if the shareholder has held the shares in the Fund for more than one year, and, for individual shareholders, may qualify for the maximum capital gain tax rate of 15% (for taxable years beginning before January 1, 2011) rather than the tax rate applicable to ordinary income.  The exchange of shares of one Portfolio for shares of another Portfolio, if available, will also be treated as a taxable disposition of the shares exchanged, on which gain or loss will be recognized.  In either case, loss recognition may be affected by the loss disallowance rules of the Code.

The Fund is required by federal law to withhold 28% of reportable payments as backup withholding (which may include dividends, capital gain distributions and redemptions) paid to shareholders who have not complied with Code requirements regarding the supplying of their taxpayer identification number and the reporting of income.  In connection with this withholding requirement, a shareholder will be asked to certify on its application that the social security or tax identification number provided is correct and that the shareholder is not subject to backup withholding for various reasons including previous underreporting to the IRS.

Distributions from the U.S. Government Portfolio and U.S. Treasury Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof, and distributions from the Municipal Portfolio that are derived from interest on certain obligations of states and agencies thereof, may be exempt from state and local taxes in certain states.  Investors should consult their own tax advisors regarding specific questions as to federal, state or local taxes.   Additional tax information is provided in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

Rule 12b-1 Fees

Investors do not pay a front-end sales charge to purchase shares of the Fund.  However, the Fund pays fees in connection with distribution of shares and/or for the provision of servicing to the Institutional Service Shares shareholders.  The Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund’s Board of Trustees has adopted a Rule 12b-1 distribution and service plan (the “Plan”), with respect to the Institutional Service Shares of the Fund and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement and Shareholder Servicing Agreement.

As agent for the Fund, the Distributor will solicit orders for the purchase of the Fund’s shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.  The Distributor may use the distribution fee to pay the cost of, and to compensate others, including Participating Organizations that provide distribution assistance with respect to these classes.  This fee is accrued daily and paid monthly.

Under the Shareholder Servicing Agreement, the Distributor receives, with respect to the Institutional Service Shares a service fee equal to 0.25% annum of each Portfolio’s average daily net assets (the “Shareholder Servicing Fee”) for providing personal shareholder services and for the maintenance of shareholder accounts.  This fee is accrued daily and paid monthly.  Any portion of the fees may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Institutional Service Shares of each Portfolio.

The Plan and the Shareholder Servicing Agreement provide that the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement with respect to Institutional Service Shares or the Participating Organization agreement, as the case may be, and (ii) preparing, printing and delivering the Fund’s Prospectus to existing shareholders of the Fund and preparing and printing Fund applications for shareholder accounts.

The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee, administrative services fee, and past profits for the following purposes:  (i) to pay the cost of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Institutional Service Shares of the Fund; (ii) to compensate Participating Organizations for providing assistance in distributing the Institutional Service Shares of the Fund; and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons in connection with the distribution of the Fund’s shares.  The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee (with respect to Institutional Service Shares) and past profits, for the purposes enumerated in (i) above.  The Distributor may determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract, Administrative Services Agreement, Distribution Agreement or Shareholder Servicing Agreement in effect for that year.

The Distributor or an affiliate may, from time to time, at its expense and out of its own resources (a source of which may be the 12b-1 fees paid by the Fund under the Plan), make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers’ assets in the Fund.  These payments may be referred to as “revenue sharing,” but do not change the price paid by investors to purchase the Fund’s shares or the amount the Fund receives as proceeds from such sales.  Revenue sharing payments may be made to Participating Organizations that provide services to the Fund or its shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services. The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Fund to you or to recommend one fund complex over another. Please speak with your Participating Organization to learn more about payments made to them by the Distributor or its affiliates.  Additional information regarding these payments can be found in the Fund’s Statement of Additional Information.  In addition, to the extent allowable under the Financial Industry Regulatory Authority (“FINRA”) rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for certain Participating Organizations and may provide non-cash compensation to certain Participating Organizations like sponsorship or funding of sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.

FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand the financial performance of the Institutional Service Shares of the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio and the Municipal Portfolio for the past 5 years, or since inception.  Certain information reflects financial results for a single Portfolio share.  The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been derived from the Fund’s financial statements audited by [insert auditor’s name], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[will insert from the completed annual report]

NOTICE OF REICH & TANG* PRIVACY POLICY

We do not disclose to third parties nonpublic personal information about current or former Reich & Tang customers, clients or mutual fund shareholders other than as described below.

We collect nonpublic personal information about you, such as your name, address, social security number, account activity and account balances from your account application and other forms that you may deliver to us.  We use this information to provide advisory services to you, to open an account for you, or to process a transaction for your account.  In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to unaffiliated firms to effect or process transactions for you or to assist us in servicing your account.

We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made.  We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

* For purposes of this notice, “Reich & Tang” includes: Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc. and all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

THIS IS NOT PART OF THE PROSPECTUS

  PN-1

A Statement of Additional Information (SAI) dated July 29, 2010, includes additional information about the Fund and its investments and is incorporated by reference into this Prospectus. Further information about Fund investments is available in the annual and semi-annual shareholder reports. You may obtain the SAI, the annual and semi-annual reports without charge by calling the Fund toll free at (800) 433-1918. You may also obtain the SAI and the annual and semi-annual reports without charge by visiting the Fund’s website at http://www.money-funds.com/funds/index. To request other information about the Fund, please call your financial intermediary or the Fund.

DAILY

INCOME

FUND

Institutional Service Class Shares
PROSPECTUS

July 29, 2010

A current SAI has been filed with the Securities and Exchange Commission.  Information about the Fund (including the SAI) is also available from the Public Reference Room of the Securities and Exchange Commission.  Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090.  Fund reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.
Investment Company Act No. 811-8312
    Reich & Tang Distributors, Inc.
600 Fifth Avenue
New York, NY 10020
(212) 830-5345

DIF_INS SVC 07/10P

600 FIFTH AVENUE
NEW YORK, NY 10020
(212) 830-5345
(800) 433-1918 (Toll Free)

DAILY INCOME FUND
Investor Class Shares (“Investor Shares”)

Money Market Portfolio (Ticker Symbol: DNVXX)

U.S. Treasury Portfolio (Ticker Symbol: DUVXX)

U.S. Government Portfolio (No Ticker Symbol)

Municipal Portfolio (No Ticker Symbol)

PROSPECTUS

July 29, 2010

The investment objective of the Money Market Portfolio, the U.S. Treasury Portfolio and the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Summary of the Investor Shares of the Money Market Portfolio		Management, Organization and Capital Structure
Summary of the Investor Shares of the U.S. Treasury Portfolio		Shareholder Information
Summary of the Investor Shares of the U.S. Government Portfolio		Distribution Arrangements
Summary of the Investor Shares of the Municipal Portfolio		Financial Highlights
Investment Objectives, Principal Investment Strategies and Related Risks	PN-1	Privacy Notice

SUMMARY OF THE INVESTOR SHARES OF THE MONEY MARKET PORTFOLIO

Investment Objective

The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.  There is no assurance that the Portfolio will achieve its investment objective.

Fees and Expenses of the Money Market Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Money Market Portfolio.

Money Market Portfolio Investor Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Wire Redemption Fee	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		[0.12%]
Distribution and Service (12b-1) Fees		[0.00%]
Other Expenses (includes Administration Fees listed below)		[0.17%]
Administration Fees	[0.05%]
Total Annual Fund Operating Expenses		[0.29%]

Example

This Example is intended to help you compare the cost of investing in the Investor Shares of the Money Market Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Investor Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Investor Shares of the Money Market Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio - Investor Shares:	[$30	$93	$163	$368]

Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers’ acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities.  The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•
The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers.  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Investor Shares of the Money Market Portfolio.  The bar chart shows changes in the Investor Shares of the Money Market Portfolio’s performance from year to year.  The table shows the Portfolio’s average annual total returns for the last one year and since inception periods.  While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.  The current 7-day yield for the Investor Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

[Graph to be inserted: Money Market Portfolio – Investor Shares for calendar years ended 2000 through 2009]

Calendar Year End	% of Total Return
[2000	]
2001	]
2002	]
2003	]
2004	]
2005	]
2006	]
2007	]
2008	]
2009	]

As of June 30, 2010, the Money Market Portfolio Investor Shares had a year-to-date return of[ 0.53%.]

[The Money Market Portfolio Investor Shares’ highest quarterly return was 1.65% for the quarter ended September 30, 2000; the lowest quarterly return was 0.17% for the quarter ended June 30, 2009.]

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2009

Investor Shares
One Year	[3.10%]
Since Inception*	[4.21%]

*             The inception date for the Money Market Portfolio’s Investor Shares was November 28, 2006.

Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Money Market Portfolio Investor Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang Funds, 600 Fifth Avenue – 8th Floor, New York, NY 10020), by bank wire,  by electronic funds transfer or through a financial intermediary.  The minimum initial investment amount is $5,000 and the minimum amount for subsequent investments is $100.

Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY OF THE INVESTOR SHARES OF THE U.S. TREASURY PORTFOLIO

Investment Objective

The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.  There is no assurance that the Portfolio will achieve its investment objective.

Fees and Expenses of the U.S. Treasury Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the U.S. Treasury Portfolio.

U.S. Treasury Portfolio Investor Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Wire Redemption Fee	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		[0.12%]
Distribution and Service (12b-1) Fees		[0.00%]
Other Expenses (includes Administration Fees listed below)		[0.17%]
Administration Fees	[0.05%]
Total Annual Fund Operating Expenses		[0.29%]

Example

This Example is intended to help you compare the cost of investing in the Investor Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Investor Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Investor Shares of the U.S. Treasury Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Treasury Portfolio - Investor Shares:	[$30	$93	$163	$368]

Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less.  Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•
The U.S. Treasury Portfolio’s investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Investor Shares of the U.S. Treasury Portfolio.  The bar chart shows changes in the average annual total returns of the Investor Shares of the U.S. Treasury Portfolio’s performance from year to year.  The table shows the Portfolio’s average annual total returns for the one year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.  The current 7-day yield for the Investor Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 750-7862.

[Graph to be inserted – U.S. Treasury Portfolio – Investor Shares for calendar years ended _____ through 2009]

Calendar Year End	% of Total Return
[2000	]
2001	]
2002	]
2003	]
2004	]
2005	]
2006	]
2007	]
2008	]
2009	]

As of June 30, 2010, the U.S. Treasury Portfolio Investor Shares had a year-to-date return of [0.01%].

[The U.S. Treasury Portfolio Investor Shares’ highest quarterly return was 1.53% for the quarter ended December 31, 2000; the lowest quarterly return was 0.00% for the quarter ended June 30, 2009.]

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2009

Investor Shares
One Year	[3.10%]
Since Inception*	[4.21%]

*      The inception date for the U.S. Treasury Portfolio’s Investor Shares was February 21, 2007.

Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem U.S. Treasury Portfolio Investor Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang Funds, 600 Fifth Avenue – 8th Floor, New York, NY 10020), by bank wire,  by electronic funds transfer or through a financial intermediary.  The minimum initial investment amount is $5,000 and the minimum amount for subsequent investments is $100.

Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY OF THE INVESTOR SHARES OF THE U.S. GOVERNMENT PORTFOLIO

Investment Objective

The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.  There is no assurance that the Portfolio will achieve its investment objective.

Fees and Expenses of the U.S. Government Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the U.S. Government Portfolio.

U.S. Government Portfolio Investor Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Wire Redemption Fee	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		[0.12%]
Distribution and Service (12b-1) Fees		[0.00%]
Other Expenses (includes Administration Fees listed below)		[0.17%]
Administration Fees	[0.05%]
Total Annual Fund Operating Expenses		[0.29%]

Example

This Example is intended to help you compare the cost of investing in the Investor Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Investor Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Investor Shares of the U.S. Government Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Government Portfolio - Investor Shares:	[$30	$93	$163	$368]

Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, (“Government Securities”) with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•
The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities.  Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal.  Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Investor Shares of the U.S. Government Portfolio.  The bar chart shows changes in the average annual total returns of the [          ] Shares of the U.S. Government Portfolio’s performance from year to year.  The table shows the [          ] Shares of the U.S. Government Portfolio’s average annual total returns for the one year, five year[, ten year] and since inception periods.  The historical performance of the [             ] Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Shares which are not currently offered.  All of the classes of the U.S. Government Portfolio’s shares are invested in the same portfolio of securities.  The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ.  The actual performance of the Investor Shares would have been [higher/lower] than the [               ] Shares performance due to their [higher/lower] fees and expenses.  While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.  The current 7-day yield for the Investor Shares of the U.S. Government Portfolio will be available once the shares are offered by calling the Fund toll free at (800) 433-1918.

[Graph to be inserted – U.S. Government Portfolio – [              ] Shares for calendar years ended _____ through 2009]

Calendar Year End	% of Total Return
[2000	]
2001	]
2002	]
2003	]
2004	]
2005	]
2006	]
2007	]
2008	]
2009	]

As of June 30, 2010, the U.S. Government Portfolio [            ] Shares had a year-to-date return of [0.01%].

[The U.S. Government Portfolio [             ] Shares’ highest quarterly return was 1.53% for the quarter ended December 31, 2000; the lowest quarterly return was 0.00% for the quarter ended June 30, 2009.]

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2009

[ ] Shares
One Year	[3.10%]
Five Years	[3.10%]
Ten Years	[3.10%]
Since Inception*	[4.21%]

The returns shown above are those of the [              ] Shares of the U.S. Government Portfolio which are not offered in this prospectus.  The [     ] Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Shares would  be [higher/lower] than returns for [                ] Shares because [            ] Shares have [higher/lower] fees and expenses.

*      The inception date for the U.S. Government Portfolio’s [                ] shares was _________________.

Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

Purchase and Sale of Fund Shares

U.S. Government Portfolio Investor Shares of the Fund are currently not offered.

Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY OF THE INVESTOR SHARES OF THE MUNICIPAL PORTFOLIO

Investment Objective

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.  There is no assurance that the Portfolio will achieve its investment objective.

Fees and Expenses of the Municipal Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Municipal Portfolio.

Municipal Portfolio Investor Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Wire Redemption Fee	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		[0.12%]
Distribution and Service (12b-1) Fees		[0.00%]
Other Expenses (includes Administration Fees listed below)		[0.17%]
Administration Fees	[0.05%]
Total Annual Fund Operating Expenses		[0.29%]

Example

This Example is intended to help you compare the cost of investing in the Investor Shares of the Municipal Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Investor Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Shares of the Municipal Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Municipal Portfolio - Investor Shares:	[$30	$93	$163	$368]

Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax.  For purposes of this test only, net assets include borrowings for investment purposes.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.  The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•
The Municipal Portfolio invests in municipal debt obligations.  The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation.  In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Investor Shares of the Municipal Portfolio.  The bar chart shows changes in the average annual total returns of the [             ] Shares of the Municipal Portfolio’s performance from year to year.  The table shows the [             ] Shares of the Municipal Portfolio’s average annual total returns for the one year, five year [, ten year] and since inception periods.  The historical performance of the [             ] Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Shares which are not currently offered.  All of the classes of the Municipal Portfolio’s shares are invested in the same portfolio of securities.  The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ.  The actual performance of the Investor Shares would have been [higher/lower] than the [               ] Shares performance due to their [higher/lower] fees and expenses.  While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.  The current 7-day yield for the Investor Shares of the Municipal Portfolio will be available once the shares are offered by calling the Fund toll free at (800) 433-1918.

[Graph to be inserted – Municipal Portfolio – [              ] Shares for calendar years ended _____ through 2009]

Calendar Year End	% of Total Return
[2000	]
2001	]
2002	]
2003	]
2004	]
2005	]
2006	]
2007	]
2008	]
2009	]

As of June 30, 2010, the Municipal Portfolio [            ] Shares had a year-to-date return of [0.01%].

[The Municipal Portfolio [             ] Shares’ highest quarterly return was 1.53% for the quarter ended December 31, 2000; the lowest quarterly return was 0.00% for the quarter ended June 30, 2009.]

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2009

[ ] Shares
One Year	[3.10%]
Five Years	[3.10%]
Ten Years	[3.10%]
Since Inception*	[4.21%]

The returns shown above are those of the [              ] Shares of the Municipal Portfolio which are not offered in this prospectus.  The [     ] Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Shares would be [higher/lower] than returns for [                ] Shares because [            ] Shares have [higher/lower] fees and expenses.

*      The inception date for the Municipal Portfolio’s [                  ] shares was _________________.

Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

Purchase and Sale of Fund Shares

Municipal Portfolio Investor Shares of the Fund are currently not offered.

Tax Information

The Portfolio intends to distribute income that is exempt from regular federal income tax.  It is possible that a portion of the Portfolio’s distributions may be subject to state, local or federal income taxes or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objectives

The investment objective of the Money Market Portfolio, the U.S. Treasury Portfolio and the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

There can be no assurance that a Portfolio will achieve its investment objective.

The investment objective of any Portfolio of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of such Portfolio.

Principal Investment Strategies

Generally

In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations.  The Fund will only invest in securities which are denominated in United States dollars.  Other regulations pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less.  Also, the average maturity for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, will be 60 days or less. The maturities of variable rate demand instruments held in the Money Market Portfolio and Municipal Portfolio will be deemed to be the longer of the period required before these Portfolios are entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The average life for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, and considered as a whole, will be 120 days or less.  The average life calculation differs from the average maturity calculation discussed above because the average maturity calculation allows the Fund to deem a security to have a shorter maturity date because of an interest rate readjustment.  The average life calculation does not shorten the maturity date because of an interest rate readjustment, but instead is based on a security’s stated final maturity or, when relevant, the date of the next demand feature when the fund may receive payment of principal and interest (such as a put feature).

With respect to the Money Market Portfolio, the U.S. Treasury Portfolio and the U.S. Government Portfolio, the Portfolios will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Portfolios would have invested less than 10% of their respective total assets in Daily Liquid Assets.  As defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), currently Daily Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; or securities that will mature or are subject to a demand feature that is exercisable and payable within one business day (collectively, “Daily Liquid Assets”).

The Portfolios will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Portfolio would have invested less than 30% of its total assets in Weekly Liquid Assets.  As defined in Rule 2a-7 under the 1940 Act, currently Weekly Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”).  The Portfolios may maintain a higher percentage of their total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Fund’s Board of Trustees.

The Fund will only invest in either securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or in unrated securities but which have been determined by the Fund’s investment manager to be of comparable quality.

Each Portfolio of the Fund shall invest not more than 5% of its total assets in securities issued by a single issuer, except for U.S. Government Obligations.

With respect to 75% of its total assets, each Portfolio shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution, except for U.S. Government Obligations.

The Fund’s investment manager considers the following factors when buying and selling securities for each of the Fund’s Portfolios:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

As a temporary defensive measure a Portfolio may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund’s investment manager.  Such a temporary defensive position may cause the Portfolio to not achieve its investment objective.

Money Market Portfolio

The Money Market Portfolio intends to attain its investment objective through investments in the following securities:

(i)	United States Government Securities:

The Money Market Portfolio may purchase short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.  These obligations include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of certain agencies and instrumentalities established under the authority of an act of Congress.  Some of these securities are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the United States Treasury, and still others are supported only by the credit of the agency or instrumentality.

(ii)
Domestic and Foreign Bank Obligations: The Money Market Portfolio may purchase securities issued by foreign governments, or any of their political subdivisions or agencies or instrumentalities, certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks.  Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time.  Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate.  Time deposits purchased by the Fund will not benefit from insurance from the FDIC.  Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.

The Money Market Portfolio limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of one billion dollars or the equivalent in other currencies.  The Money Market Portfolio limits its investments in obligations of domestic and foreign branches of foreign banks to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets.  These investments must also meet the quality criteria discussed above under “Principal Investment Strategies – Generally.”

The Money Market Portfolio generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion.  However, the total assets of a bank will not be the sole factor determining the Money Market Portfolio’s investment decisions and the Money Market Portfolio may invest in bank instruments issued by institutions which the investment manager believes present minimal credit risks.

The Money Market Portfolio may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks (“Eurodollar” obligations) and domestic branches of foreign banks (“Yankee dollar” obligations). The Money Market Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Money Market Portfolio’s investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks.  Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate.  The Money Market Portfolio will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of such Portfolio’s total assets at the time of purchase.

Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers, (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations, (vi)  the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers.  In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

(iii)
Variable Amount Master Demand Notes:  The Money Market Portfolio may purchase variable amount master demand notes.  These instruments are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria discussed above under “Principal Investment Strategies – Generally.”  The interest rate on a variable amount master demand note is periodically adjusted according to a prescribed formula.  Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.

(iv)
Loan Participation Interests: The Money Market Portfolio may purchase participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards applicable to bank instruments as set forth above.

(v)
Commercial Paper and Certain Debt Obligations:  The Money Market Portfolio may purchase commercial paper or similar debt obligations.  Commercial paper is generally considered to be short-term unsecured debt of corporations.

(vi)
Repurchase Agreements: The Money Market Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Money Market Portfolio.  A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

U.S. Treasury Portfolio

The U.S. Treasury Portfolio intends to attain its investment objective through investments limited to obligations issued or guaranteed by the United States Government including repurchase agreements covering those types of obligations.  Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund will enter into repurchase agreements for inclusion in the U.S. Treasury Portfolio only if the instruments serving as collateral for the agreements are eligible for inclusion in the U.S. Treasury Portfolio.

The Portfolio’s investments may include the following securities:

(i)
United States Treasury Obligations:  Obligations issued by the full faith and credit of the United States.  U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii)
Other United States Government Obligations:  Marketable securities and instruments issued or guaranteed by the full faith and credit of the United States Government. Such obligations include obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration.

(iii)
Repurchase Agreements: The U.S. Treasury Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government.  A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

The investment policies of the U.S. Treasury Portfolio may produce a lower yield than a policy of investing in other types of instruments.  The yield of the U.S. Treasury Portfolio is likely to be lower than the yield of the Money Market Portfolio.

U.S. Government Portfolio

Under normal market circumstances, the U.S. Government Portfolio will invest at least 80% of its net assets in short-term Government Securities with maturities of 397 days or less and repurchase agreements which are collateralized by the foregoing securities.  For purposes of this test only, net assets include borrowings for investment purposes.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Portfolio’s investments may include the following securities:

(i)	United States Treasury Obligations:

Obligations issued by the full faith and credit of the United States.  U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii)	Other Obligations of U.S. Government agencies and instrumentalities:

Marketable securities and instruments issued by government-sponsored agencies and enterprises acting under authority of Congress.  Although obligations of federal agencies and instrumentalities are not debts of the U.S. Treasury, in some cases, payment of interest and principal on such obligations is guaranteed by the U.S. Government, e.g., obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration; in other cases payment of interest and principal is not guaranteed, e.g., obligation of the Federal Home Loan Bank System and the Federal Farm Credit Bank.  The Fund will invest in the securities of those agencies that are not guaranteed or backed by the full faith and credit of the U.S. Government only when the Manager, in its sole discretion, is satisfied that the credit risk with respect to a particular agency or instrumentality is minimal.

(iii)
Repurchase Agreements: The U.S. Government Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.  A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

Municipal Portfolio

Under normal market circumstances, the Municipal Portfolio will invest at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax.  For purposes of this test only, net assets include borrowings for investment purposes.  The Fund will provide shareholders with at least 60 days’ prior notice of any changes in this policy. The Municipal Portfolio intends to attain its investment objective through investments in the following securities:

(i)
Municipal Securities: The Municipal Portfolio may purchase high quality tax-exempt money market instruments (“Municipal Securities”), including debt obligations issued to obtain funds for various public purposes (e.g., the construction of a wide range of public facilities), the refunding of outstanding obligations, the obtaining of funds for general operating expenses and lending such funds to other public institutions and facilities.  The Portfolio may also invest in certain types of private activity bonds or industrial development bonds, issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.  Such obligations are considered to be Municipal Securities provided that the interest paid thereon generally qualifies as exempt from regular federal income tax in the opinion of bond counsel.  Interest on certain Municipal Securities may give rise to federal alternative minimum tax liability and may have other federal income tax consequences.

(ii)
Repurchase Agreements: The Municipal Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Municipal Portfolio.  A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

Risks

The Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund’s investments could cause its share price (and the value of your investment) to change.

Investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government.  Although many U.S. Government securities purchased by the Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the United States. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, a Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

The U.S. Government securities that the Fund may purchase include:

•	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

•
Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (Ginnie Mae) and the Federal Housing Administration (FHA).

•
Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.

•
Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

Since the Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Money Market Portfolio may be subject to additional investment risks when compared with those incurred by a fund which invests only in domestic issuers.  Foreign securities markets generally are not as developed or efficient as those in the United States.  Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers.  Similarly, volume in most foreign securities markets is less than in the United States.  The issuers of some of these securities may be subject to less stringent or different regulation than are United States issuers.  In addition, there may be less publicly available information about a non-United States issuer, and non-United States issuers generally are not subject to uniform accounting and financial reporting standards and requirements. Additional risks associated with foreign investments might include adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities. Furthermore, some of these foreign securities may be subject to stamp, withholding or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

The U.S. Treasury Portfolio and U.S. Government Portfolio may invest in senior unsecured debt of banks, thrifts, and certain holding companies that are guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program. Although these investments are guaranteed under the FDIC's Temporary Liquidity Guarantee Program and are backed by the full faith and credit of the United States, such guarantee does not extend to shares of the Portfolios. The Portfolios’ investments in debt issued by private issuers that is guaranteed under the FDIC's Temporary Liquidity Guarantee Program are subject to certain risks, including, the risk that a trustee appointed by the private issuer of the debt fails to follow the specified FDIC claims process, and therefore the holders of such debt, including the Portfolios, may be deprived of all rights and remedies with respect to the FDIC guarantee claim. In addition, the Portfolios are subject to the risk that the payments by the FDIC pursuant to its guarantee will be delayed from the date payments are due under the terms of the debt. These risks could adversely affect the value of these securities.

The investment policies of the U.S. Government Portfolio may produce a lower yield than a policy of investing in other types of instruments.  The yield of the U.S. Government Portfolio is likely to be lower than the yield of the Money Market Portfolio.

Since the Municipal Portfolio invests in municipal debt obligations, the value of these municipal obligations may be affected by uncertainties on the municipal debt market related to taxation.  In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

Portfolio Holdings

A schedule of each Portfolio’s holdings, current as of month-end, will be available on the Fund’s website no earlier than 5 days after the end of each month.  This information will remain available on the website at least until updated for the next month or until the Fund files with the Securities and Exchange Commission (“SEC”) its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period.  The most recent schedule is available on the Fund’s website at http://www.money-funds.com/portfolioholdings or by calling toll free at (800) 433-1918.  The Fund may terminate or modify this policy at any time without further notice to shareholders, including making additional disclosure of the Fund’s portfolio holdings on the Fund’s website.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

MANAGEMENT, ORGANIZATION AND  CAPITAL STRUCTURE

The Fund’s investment manager is Reich & Tang Asset Management, LLC (the “Manager”).  The Manager’s principal business office is located at 600 Fifth Avenue, New York, NY 10020.  As of June 30, 2010, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $[____] billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of eleven portfolios of registered investment companies, of which it acts as administrator for six.  The Manager also advises high net worth individuals, private funds, pension trusts, profit-sharing trusts and endowments.

Pursuant to the Investment Management Contract between the Fund and the Manager, the Manager manages each Portfolio’s securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund.  Pursuant to the Investment Management Contract, each of the Portfolios pays an annual management fee of 0.12% of each Portfolio’s average daily net assets.  For the fiscal year ended March 31, 2010, following a voluntary fee waiver, the Fund paid the Manager a management fee equal to [0.11%] of the Money Market, [0.12%] of the U.S. Treasury, [0.12%] of the U.S. Government and [0.05%] of the Municipal Portfolios’ average daily net assets.  A discussion regarding the basis for the Board of Trustees approving the continuance of the Investment Management Contract is available in the Fund’s annual report for the period ended March 31, 2010.

Pursuant to the Administrative Services Contract between the Fund and the Manager, the Manager provides all management and administrative services reasonably necessary for the Fund’s operation, other than those services that the Manager provides to the Fund pursuant to the Investment Management Contract.  The Manager also provides the Fund with personnel to perform all of the clerical and accounting type functions not performed by the Manager pursuant to the Investment Management Contract and the Administrative Services Contract. For its services under the Administrative Services Contract, the Fund pays the Manager an annual fee of 0.05% of each Portfolio’s average daily net assets. For the fiscal year ended March 31, 2009, following a voluntary fee waiver, the Fund paid the Manager a fee for administrative services equal to [0.00%] of the Money Market, [0.02%] of the U.S. Treasury, [0.00%] of the U.S. Government, and [0.02%] of the Municipal Portfolios’ average daily net assets.

The Manager and Distributor have agreed not to modify or terminate their fee waiver arrangements through July 31, 2011, without the prior approval of the Fund’s Board of Trustees.  Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares.

In addition, Reich & Tang Distributors, Inc. (the “Distributor”), receives a servicing fee equal to 0.25% per annum of the average daily net assets of the Investor Shares of each Portfolio under the Shareholder Servicing Agreement.  The fees are accrued daily and paid monthly.

The Distributor also receives a distribution fee in an amount not to exceed 0.20% per annum of the average daily net assets of the Investor Shares pursuant to the Distribution Agreement.

Investment management fees and operating expenses, which are attributable to more than one Class of the Fund, will be allocated daily to each Class of shares based on the percentage of shares outstanding at the end of the day.  For the fiscal year ended March 31, 2010, following voluntary fee waivers, the Fund paid the Distributor [              ].

SHAREHOLDER INFORMATION

The Fund sells and redeems its shares on a continuing basis at their net asset value.  The Fund does not impose a charge for either purchases or redemptions, although there may be a fee imposed on certain wire redemption requests.  All transactions in Fund shares are processed through the Fund’s transfer agent or its principal underwriter, as appropriate, which accept orders for purchases and redemptions from Participating Organizations (see “Investments Through Participating Organizations” for a definition of Participating Organizations) and from investors directly.

Pricing of Fund Shares

The net asset value of each Portfolio of the Fund’s shares is determined as of 4:00 p.m., Eastern time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except (i) days on which the New York Stock Exchange is closed for trading (i.e., national holidays) and (ii) Columbus Day and Veterans’ Day.  However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value.  The net asset value is computed by dividing the value of each Portfolio’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding.  Each Portfolio intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

The Fund’s portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.  If fluctuating interest rates or credit issues cause the market value of the Fund’s share price to be less than $0.997 or greater than $1.003, the Board of Trustees will consider whether any action should be initiated to prevent the share price from going below $0.995 per share or above $1.005 per share. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price the Fund would receive if the instrument were sold.

Shares are issued as of the first determination of the Portfolio’s net asset value per share made after acceptance of the investor’s purchase order.  In order to maximize earnings on its Portfolios, the Fund normally has its assets as fully invested as is practicable.  Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as “Federal Funds”).  Portfolio shares begin accruing income on the day the shares are issued to an investor.

The Fund reserves the right to reject any purchase order of its shares.  In addition, the Fund does not accept cash, and may refuse to accept cash equivalents (i.e., travelers cheques, money orders, cashier’s checks or similar instruments) and certain other forms of payment at its discretion.

Subscribing to the Fund

At the time of initial investment in the Fund, investors must elect on their fund application the Class of shares of the Portfolio in which they wish to invest.  Subject to the Portfolios’ initial investment minimums, investors may divide their investment in the Fund between the Portfolios in any manner they choose by submitting the Fund application with their choices.  Investors may purchase shares of the Portfolios from a Participating Organization or directly.  Certain Participating Organizations are compensated for their services by the Manager and/or the Distributor.

Shareholders will have a separate account with the Fund for each Portfolio in which they invest.  Certificates for Fund shares will not be issued to investors.

Purchase of Fund Shares

The Fund does not accept a purchase order from investors investing in the Fund directly (i.e., not through Participating Organizations) until an investor’s payment has been converted into Federal Funds and is received by the Fund’s transfer agent, or its principal underwriter, as appropriate.  Orders from these direct investors that are accompanied by Federal Funds and received after 4:00 p.m., Eastern time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day.

Investors may, if they wish, invest in the Fund through a Participating Organization with which they have accounts.  Generally, all other investors, and investors who have accounts with Participating Organizations but do not wish to invest in the Fund through them, may invest in the Fund directly.  Direct shareholders generally do not receive the benefit of the servicing functions performed by a Participating Organization.

For the Investor Shares, the minimum initial investment for each Portfolio is $5,000 and for subsequent investments is $100. In addition, the Fund may impose different minimum investment requirements for clients of certain financial intermediaries with which the Distributor has entered into an agreement.  The Fund may waive any minimum purchase requirements.

The Fund will provide each shareholder, except certain investors, with a personalized monthly statement listing (i) the total number of Fund shares owned as of the statement closing date, (ii) purchases and redemptions of Fund shares, and (iii) the dividends paid on Fund shares (including dividends paid in cash or reinvested in additional Fund shares).

Investments Through Participating Organizations

Generally, investors purchasing shares through a Participating Organization are referred to as Participant Investors.  Participating Organizations are securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund.  When instructed by a Participant Investor to purchase or redeem Fund shares, the Participating Organization, on behalf of the Participant Investor, transmits to the Fund’s transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations may confirm to Participant Investors each purchase and redemption of Fund shares for their accounts.  Also, Participating Organizations may send periodic account statements to their customers showing (i) the total number of Fund shares owned by each Participant Investor as of the statement closing date, (ii) purchases and redemptions of Fund shares by each Participant Investor during the period covered by the statement, and (iii) the income earned by Fund shares of each Participant Investor during the statement period (including dividends paid in cash or reinvested in additional Fund shares).  Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.

Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures.  In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly, may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly.  Accordingly, the net yield to investors who invest through Participating Organizations may be less than the net yield that could be achieved by investing in the Fund directly.  Participating Organizations may also set deadlines for receipt of orders from Participant Investors that are earlier than the order deadline of the Fund due to processing or other reasons.  A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

Qualified Participating Organizations may transmit an investor’s purchase or redemption order to the Fund’s transfer agent after 4:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before 4:00 p.m. Eastern time on that day. The investor will then receive the net asset value of the Fund’s shares determined as of 4:00 p.m. Eastern time on the day he placed his order with the qualified Participating Organization.  Participating Organizations are responsible for instituting procedures to ensure that purchase orders by their respective clients are processed expeditiously.

Initial Direct Purchases of Shares

Investors who wish to invest in the Fund directly may obtain a current Prospectus and the Fund application necessary to open an account by telephoning the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day.

Mail and Personal Delivery

Investors may send or deliver a check made payable to “Daily Income Fund” along with a completed Fund application to:

Daily Income Fund
c/o Reich & Tang Funds
600 Fifth Avenue - 8th Floor
New York, New York 10020

Checks are accepted subject to collection at full value in United States currency.  Payment by a check drawn on any member of the Federal Reserve System will normally be converted into Federal Funds within two business days after receipt of the check.  Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds.

Bank Wire

To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor, prior to his or her initial purchase of shares, should first telephone the Fund at (212) 830-5345 or toll free at

(800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day to obtain a Fund application necessary to open a new account.  The investor should complete and fax the Fund application along with any required documentation to the Fund at (212) 830-5476.  The original Fund application and documentation should then be mailed to the address specified under “Mail and Personal Delivery.”  The investor should then telephone the Fund at the above number to obtain a new account number and then instruct a member bank of the Federal Reserve System to wire the amount of the investment immediately to:

The Bank of New York Mellon
ABA # 021000018
Reich & Tang Funds
DDA # 890040352-7
For Daily Income Fund
Name of Portfolio
Account of (Investor’s Name)
    Fund Account #

An account will not be opened until the Fund has received the Fund application and required documentation in proper form and has accepted the purchase order for its shares.

There may be a charge by the investor’s bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds.  The Fund does not charge investors in the Fund for its receipt of wire transfers.  Payment in the form of a “bank wire” received prior to 4:00 p.m., Eastern time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

Electronic Funds Transfers (EFT), Pre-authorized Credit and Direct Deposit Privilege

You may purchase shares of the Fund (minimum of $100) by having salary, dividend payments, interest payments or any other payments designated by you, including federal salary, social security, or certain veteran’s, military or other payments from the federal government, automatically deposited into your Fund account. You can also have money debited from your checking account. To enroll in any one of these programs, please contact your broker or the Fund for the appropriate form. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Upon notification of death or legal incapacity your participation in the Privilege will automatically terminate. Further, the Fund may terminate your participation in the Privilege upon 30 days’ notice to you.

Subsequent Purchases of Shares

Subsequent purchases can be made by bank wire, as indicated above, or by mailing a check to:

Daily Income Fund
c/o Reich & Tang Funds
P.O. Box 13232
Newark, New Jersey 07101-3232

There is a $100 minimum for the Investor Shares for subsequent purchases of shares.  All payments should clearly indicate the shareholder’s account number.  If your check is returned unpaid due to insufficient funds, your order will be cancelled and your account will be charged a $20.00 fee for each returned check.

Provided that the information on the application form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new Fund application at any time during the year the shareholder’s account is closed or during the following calendar year.

Redemption of Shares

A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Portfolio following receipt by the Fund’s transfer agent of the redemption order (and any supporting documentation that the Fund’s transfer agent may require).  Normally, payment for redeemed shares is made on the same Fund Business Day the redemption is effected, if the redemption proceeds are paid by wire (on the next Fund Business Day if paid by check).  However, redemption payments will not be paid out unless the check (including a certified or cashier’s check) used for investment has been cleared for payment by the investor’s bank, which could take up to 15 days after investment.  Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.

A shareholder’s original Fund application permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below.  A shareholder may only change the instructions indicated on his original Fund application by transmitting a written direction to the Fund’s transfer agent.  Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

When a signature guarantee is called for, the shareholder should have “Signature Guaranteed” stamped under his signature.  It should be signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the

Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund’s transfer agent’s standards and procedures.

Written Requests

Shareholders may make a redemption in any amount by sending a written request to the Fund addressed to:

Daily Income Fund
c/o Reich & Tang Funds
600 Fifth Avenue - 8th Floor
New York, New York 10020

All written requests for redemption must be signed by the shareholder, in each case with signature guaranteed, unless otherwise indicated on the Fund application or in a subsequent written authorization.

Normally the redemption proceeds are paid by check and mailed to the shareholder at the address of record.

Checks

By making the appropriate election on their Fund application, shareholders may request a supply of checks that may be used to effect redemptions from the Class of shares of the Fund in which they invest.  The checks, which will be issued in the shareholder’s name, are drawn on a special account maintained by the Fund with the Fund’s agent bank.  Checks may be drawn in any amount of $250 or more.  When a check is presented to the Fund’s agent bank, it instructs the Fund’s transfer agent to redeem a sufficient number of full and fractional shares in the shareholder’s account to cover the amount of the check.  The use of a check to make a withdrawal enables a shareholder in the Fund to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears.  Checks provided by the Fund may not be certified.  Investors who purchase Fund shares by check may not receive their redemption proceeds until the check has cleared, which can take up to 15 days following the date of purchase.

There is no charge to the shareholder for checks provided by the Fund, although there may be fees charged for checks provided in connection with certain cash management programs offered through Participating Organizations.  The Fund reserves the right to impose a charge or impose a different minimum check amount in the future.

Shareholders electing the checking option are subject to the procedures, rules and regulations of the Fund’s agent bank governing checking accounts.  Checks drawn on a jointly owned account may, at the shareholder’s election, require only one signature.  Checks in amounts exceeding the value of the shareholder’s account at the time the check is presented for payment will not be honored.  Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check.  Shareholders will be charged a $16 fee for any stop payment requests, a $15 fee if the Fund is requested to deliver a supply of checks overnight and a $4 fee for each copy of a check requested.  In addition, the Fund reserves the right to charge the shareholder’s account a fee of up to $20 for checks not honored as a result of an insufficient account value, a check deemed not negotiable because it has been held longer than six months, an unsigned check and/or a post-dated check.  The Fund reserves the right to terminate or modify the check redemption procedure at any time or to impose additional fees following notification to the Fund’s shareholders.

Corporations and other entities electing the checking option are required to furnish a certified resolution or other evidence of authorization in accordance with the Fund’s normal practices.  Individuals and joint tenants are not required to furnish any supporting documentation.  Appropriate authorization forms will be sent by the Fund or its agents to corporations and other shareholders who select this option.  As soon as the authorization forms are filed in good order with the Fund’s agent bank, the Fund will provide the shareholder with a supply of checks.

Telephone

The Fund accepts telephone requests for redemption from shareholders who elect this option on their Fund application. The proceeds of a telephone redemption may be sent to the shareholder at their address of record or to their bank account, both as set forth in the Fund application or in a subsequent signature guaranteed written authorization.  The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them.  Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000.  For telephone requests for wire redemptions of less than $10,000, the Fund charges a $15 fee.  The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification at the time of such redemption request.  Failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for the losses incurred by investors due to unauthorized or fraudulent telephone redemptions.

A shareholder making a telephone withdrawal should call the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day, and state: (i) the name of the shareholder appearing on the Fund’s records, (ii) the shareholder’s account number with the Fund, (iii) the amount to be withdrawn, (iv) whether such amount is to be forwarded to the shareholder’s designated bank account, and (v) the name and phone number of the person requesting the redemption.  Usually the proceeds are sent to the designated bank account or address of record on the same Fund Business Day the redemption is effected, if the redemption proceeds are being paid by wire (or to the address of record on the next Fund Business Day if paid by check).  The Fund may modify or discontinue the telephone redemption option at any time and will notify shareholders accordingly.

Generally

There is no redemption charge, although there may be a fee charged on certain wire redemption requests, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals.  Proceeds of redemptions are paid by check.  Unless other instructions are given in proper form to the Fund’s transfer agent, a check for the proceeds of a redemption will be sent to the shareholder’s address of record.  If a shareholder elects to redeem all of his or her shares of a Portfolio, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption.  A redemption of shares may result in taxable income to the shareholder.

The right of redemption generally may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) any period during which the SEC determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, (iv) such other period as the SEC may by order permit for the protection of the shareholders of the Fund, or (v) a situation where the Fund needs to rely on Rule 22e-3 under the 1940 Act in order to facilitate an orderly liquidation of the Fund.

The Fund and its agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations.  Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.

The Fund reserves the right to redeem the shares of any shareholder if the total value of all the remaining shares in the shareholder’s or its Participating Organization’s account after a withdrawal is less than $5,000 for the Investor Shares.  Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or, alternatively the Fund may impose a monthly service charge of $10 on such accounts which does not require prior written notice.  For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization.  The Participating Organization will be responsible for notifying the Participant Investor of the proposed mandatory redemption.  A shareholder or Participating Organization who receives such a notice may avoid mandatory redemption by purchasing sufficient additional shares to increase its account value to the minimum amount during the notice period. Shareholders who purchase shares under these circumstances are not subject to the normal minimums for subsequent purchases.

In addition, in accordance with applicable customer identification regulations, the Fund reserves the right to redeem the shares of any shareholder and close the shareholder’s account if the Fund and its agents are unable to verify the shareholder’s identity within a reasonable time after the shareholder’s account is opened.  If the Fund closes a shareholder’s account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.

Automatic Withdrawal Plan

Shareholders may elect to withdraw shares and receive payment from the Fund of a specified amount of $50 or more automatically on a monthly or quarterly basis.  The monthly or quarterly withdrawal payments of the specified amount are made by the Fund on the date specified on the Automatic Withdrawal Authorization form.  Whenever such day of the month is not a Fund Business Day, the payment date is the Fund Business Day preceding the day of the month specified on the Automatic Withdrawal Authorization form.  In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value on the Fund Business Day immediately preceding the date of payment.  To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder’s investment.

The election to receive automatic withdrawal payments may be made at the time of the original application by completing an Automatic Authorization Withdrawal form.  The election may also be made, changed or terminated at any later time by sending a signature guaranteed written request to the Fund’s transfer agent.  Because the withdrawal plan involves the redemption of Fund shares, such withdrawals may constitute taxable events to the shareholder.  However, the Fund does not expect that there will be any realized capital gains.

Dividends and Distributions

The Fund declares dividends equal to all its net investment income (excluding capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly.  There is no fixed dividend rate.  In computing these dividends, interest earned and expenses are accrued daily.

Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash.  The reinvestment of capital gains or any taxable dividends does not avoid a taxable event to the shareholder, even though such shareholder has not received a cash distribution to pay the resulting tax, if any.  See “Tax Consequences.”

Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution.  If the shareholder makes no election, the Fund will make the distribution in shares.  There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions.

While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year’s net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments.  Except as described herein, each Portfolio’s net investment income (excluding capital gains, if any) will be declared as a dividend on each Fund Business Day.  The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day.  The Fund pays dividends monthly.  There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

Because the Investor Shares bear the service fee under the Fund’s 12b-1 Plan, the net income of and the dividends payable to this share class may be lower than the net income of and dividends payable to the other share classes of the Fund.  Dividends paid to each Class of shares of each Portfolio of the Fund will, however, be declared on the same days at the same times and, except as noted with respect to the service fees payable under the Fund’s 12b-1 Plan, will be determined in the same manner and paid in the same amounts.

Exchange Privilege

Shareholders of the Fund are entitled to exchange some or all of their Class of shares in the Fund for shares of the same Class of certain other investment companies that retain Reich & Tang Asset Management, LLC as investment manager and that participate in the exchange privilege program with the Fund.  If only one Class of shares is available in a particular exchange fund, the shareholders of the Fund are entitled to exchange their shares for the shares available in that exchange fund. If a particular exchange fund has more than one available class of shares the shareholders of the Fund are entitled to exchange their shares for a comparable class of shares available in the exchange fund.    In the future, the exchange privilege program may be extended to other investment companies that retain Reich & Tang Asset Management, LLC as investment adviser or manager.

There is no charge for the exchange privilege or limitation as to frequency of exchange.  The minimum amount for an exchange is $1,000.  However, shareholders who are establishing a new account with an investment company through the exchange privilege must ensure that a sufficient number of shares are exchanged to meet the minimum initial investment required for the investment company into which the exchange is being made. Each Class of shares is exchanged at its respective net asset value.

The exchange privilege provides shareholders of the Fund with a convenient method to shift their investment among different investment companies when they feel such a shift is desirable.  The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold.  Shares of the same Class may be exchanged only between investment company accounts registered in identical names.  Before making an exchange, an investor should review the current prospectus of the investment company into which the exchange is to be made.  An exchange will be a taxable event to an exchanging shareholder.  See “Tax Consequences.”

Instructions for exchanges may be made by sending a written request to:

Daily Income Fund
c/o Reich & Tang Funds
600 Fifth Avenue-8th Floor
New York, New York 10020

or, for shareholders who have elected that option, by telephoning the Fund at (212) 830-5345 or toll free at (800) 433-1918.  The Fund reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time.

Retirement Plans

Effective July 29, 2010 the Fund no longer accepts applications for “Traditional” Individual Retirement Accounts (“IRA”) nor “Roth” IRA’s.  Currently open IRA accounts will be closed effective 12/31/10.  [The Manager will be sending current IRA shareholders information on rolling over their IRA accounts into another IRA.]

Frequent Trading

The Reich & Tang family of funds discourages short-term or excessive trading (“frequent trading”) of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below.  Frequent trading is sometimes referred to as market timing.  Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund’s portfolio securities and the reflection of that change in the fund’s share price.  Frequent trading may dilute the value of fund shares held by long-term shareholders.  Frequent trading may also interfere with the efficient management of a fund’s portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not.  Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not.  For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund.  There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share.  In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash.  As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nonetheless, as indicated under “Pricing of Fund Shares” the Fund reserves the right to reject any purchase order for its shares for any reason and thus may exercise such right in the event it determines that a purchase order is disruptive to the Fund’s management or otherwise. The Fund’s procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Fund exercising its right to reject purchase orders it determines in its discretion to be disruptive.  The Fund may change its policies relating to frequent trading at any time without prior notice to shareholders.

Tax Consequences

The Fund intends to continue to qualify for the income tax treatment applicable to a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for each Portfolio.  To qualify as a regulated investment company, each Portfolio must meet certain tests concerning its investments and distributions.  For each year a Portfolio qualifies as a regulated investment company, the Portfolio will not be subject to federal income tax on its investment company taxable income (which generally consists of ordinary income, including taxable interest, and realized net short-term capital gains in excess of realized net long-term capital losses, if any) and net long-term capital gains distributed to its shareholders in the form of dividends or capital gain distributions.  Additionally, each Portfolio will not be subject to a federal excise tax if the Portfolio distributes each year at least 98% of its ordinary income and 98% of its capital gain income to its shareholders and any undistributed and untaxed amounts from prior years.

Dividends of investment company taxable income are taxable to the recipient shareholders as ordinary income.  The Fund expects that as a result of its investment objectives, except as provided in the following paragraph, distributions will (i) consist primarily of ordinary income, (ii) in the case of corporate shareholders, not be eligible for the dividends received deduction, and (iii) in the case of individual shareholders, not be eligible for the reduced tax rate currently applicable to certain qualified dividend income.  Dividends and distributions are treated in the same manner for federal income tax purposes whether the shareholders receive cash or additional shares.  A shareholder who elects to reinvest in additional shares will be treated for tax purposes as if it had received and reinvested the cash dividend.

The Fund expects that as a result of the investment objectives of the Municipal Portfolio, distributions by the Municipal Portfolio will be exempt from regular federal income tax to the extent that they are derived from Municipal Securities and designated as exempt-interest dividends, provided that the Municipal Portfolio complies with the requirements of the Code regarding qualification to pay exempt-interest dividends.  Exempt-interest dividends received by a shareholder may be subject to federal alternative minimum tax, state and local tax, and other limitations applicable to certain shareholders.  Investors should consult their own tax advisors with respect to the treatment of exempt-interest dividends based on their specific facts.

A shareholder’s initial tax basis for its shares in the Fund will be its cost of the shares, including any fees or expenses.  The sale of shares in the Fund will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference between the shareholder’s adjusted tax basis for the shares and the proceeds received on the sale.  Gain or loss generally will be treated as capital gain or loss if the shares in the Fund are held as capital assets.  Such capital gain or loss will be long-term if the shareholder has held the shares in the Fund for more than one year, and, for individual shareholders, may qualify for the maximum capital gain tax rate of 15% (for taxable years beginning before January 1, 2011) rather than the tax rate applicable to ordinary income.  The exchange of shares of one Portfolio for shares of another Portfolio, if available, will also be treated as a taxable disposition of the shares exchanged, on which gain or loss will be recognized.  In either case, loss recognition may be affected by the loss disallowance rules of the Code.

The Fund is required by federal law to withhold 28% of reportable payments as backup withholding (which may include dividends, capital gain distributions and redemptions) paid to shareholders who have not complied with Code requirements regarding the supplying of their taxpayer identification number and the reporting of income.  In connection with this withholding requirement, a shareholder will be asked to certify on its application that the social security or tax identification number provided is correct and that the shareholder is not subject to backup withholding for various reasons including previous underreporting to the IRS.

Distributions from the U.S. Government Portfolio and U.S. Treasury Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof, and distributions from the Municipal Portfolio that are derived from interest on certain obligations of states and agencies thereof, may be exempt from state and local taxes in certain states.  Investors should consult their own tax advisors regarding specific questions as to federal, state or local taxes.   Additional tax information is provided in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

Rule 12b-1 Fees

Investors do not pay a front-end sales charge to purchase shares of the Fund.  However, the Fund pays fees in connection with distribution of shares and/or for the provision of servicing to the Investor Shares shareholders.  The Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund’s Board of Trustees has adopted a Rule 12b-1 distribution and service plan (the “Plan”), with respect to the Investor Shares of the Fund and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement and Shareholder Servicing Agreement.

Under the Distribution Agreement, the Distributor serves as distributor of the Fund’s shares.  The Distributor receives a distribution fee not to exceed 0.20% per annum of the average daily net assets of the Investor Shares.

As agent for the Fund, the Distributor will solicit orders for the purchase of the Fund’s shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.  The Distributor may use the distribution fee to pay the cost of, and to compensate others, including Participating Organizations that provide distribution assistance with respect to these classes.  This fee is accrued daily and paid monthly.

Under the Shareholder Servicing Agreement, the Distributor receives, with respect to the Investor Shares a service fee equal to 0.25% annum of each Portfolio’s average daily net assets (the “Shareholder Servicing Fee”) for providing personal shareholder services and for the maintenance of shareholder accounts.  This fee is accrued daily and paid monthly.  Any portion of the fees may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Investor Shares of each Portfolio.

The Plan and the Shareholder Servicing Agreement provide that the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement with respect to Investor Shares or the Participating Organization agreement, as the case may be, and (ii) preparing, printing and delivering the Fund’s Prospectus to existing shareholders of the Fund and preparing and printing Fund applications for shareholder accounts.

The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee, administrative services fee, and past profits for the following purposes:  (i) to pay the cost of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Investor Shares of the Fund; (ii) to compensate Participating Organizations for providing assistance in distributing the Investor Shares of the Fund; and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons in connection with the distribution of the Fund’s shares.  The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee (with respect to Investor Shares) and past profits, for the purposes enumerated in (i) above.  The Distributor may determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract, Administrative Services Agreement, Distribution Agreement or Shareholder Servicing Agreement in effect for that year.

The Distributor or an affiliate may, from time to time, at its expense and out of its own resources (a source of which may be the 12b-1 fees paid by the Fund under the Plan), make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers’ assets in the Fund.  These payments may be referred to as “revenue sharing,” but do not change the price paid by investors to purchase the Fund’s shares or the amount the Fund receives as proceeds from such sales.  Revenue sharing payments may be made to Participating Organizations that provide services to the Fund or its shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services. The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Fund to you or to recommend one fund complex over another. Please speak with your Participating Organization to learn more about payments made to them by the Distributor or its affiliates.  Additional information regarding these payments can be found in the Fund’s Statement of Additional Information.  In addition, to the extent allowable under the Financial Industry Regulatory Authority (“FINRA”) rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for certain Participating Organizations and may provide non-cash compensation to certain Participating Organizations like sponsorship or funding of sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.

FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand the financial performance of the Investor Shares of the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio and the Municipal Portfolio for the past 5 years, or since inception.  Certain information reflects financial results for a single Portfolio share.  The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been derived from the Fund’s financial statements audited by [insert auditor’s name], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[will insert from the completed annual report]

NOTICE OF REICH & TANG* PRIVACY POLICY

We do not disclose to third parties nonpublic personal information about current or former Reich & Tang customers, clients or mutual fund shareholders other than as described below.

We collect nonpublic personal information about you, such as your name, address, social security number, account activity and account balances from your account application and other forms that you may deliver to us.  We use this information to provide advisory services to you, to open an account for you, or to process a transaction for your account.  In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to unaffiliated firms to effect or process transactions for you or to assist us in servicing your account.

We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made.  We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

* For purposes of this notice, “Reich & Tang” includes: Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc. and all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

THIS IS NOT PART OF THE PROSPECTUS

  PN-1

A Statement of Additional Information (SAI) dated July 29, 2010, includes additional information about the Fund and its investments and is incorporated by reference into this Prospectus. Further information about Fund investments is available in the annual and semi-annual shareholder reports. You may obtain the SAI, the annual and semi-annual reports without charge by calling the Fund toll free at (800) 433-1918. You may also obtain the SAI and the annual and semi-annual reports without charge by visiting the Fund’s website at http://www.money-funds.com/funds/index. To request other information about the Fund, please call your financial intermediary or the Fund.

DAILY

INCOME

FUND

Investor Class Shares
PROSPECTUS

July 29, 2010

A current SAI has been filed with the Securities and Exchange Commission.  Information about the Fund (including the SAI) is also available from the Public Reference Room of the Securities and Exchange Commission.  Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090.  Fund reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.
Investment Company Act No. 811-8312
    Reich & Tang Distributors, Inc.
600 Fifth Avenue
New York, NY 10020
(212) 830-5345

DIF_INV 07/10P

600 FIFTH AVENUE
NEW YORK, NY 10020
(212) 830-5345
(800) 433-1918 (Toll Free)

DAILY INCOME FUND
Investor Service Class Shares (“Investor Service Shares”)

Money Market Portfolio (No Ticker Symbol)

U.S. Treasury Portfolio (No Ticker Symbol)

U.S. Government Portfolio (No Ticker Symbol)

Municipal Portfolio (No Ticker Symbol)

PROSPECTUS

July 29, 2010

The investment objective of the Money Market Portfolio, the U.S. Treasury Portfolio and the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Summary of the Investor Service Shares of the Money Market Portfolio		Management, Organization and Capital Structure
Summary of the Investor Service Shares of the U.S. Treasury Portfolio		Shareholder Information
Summary of the Investor Service Shares of the U.S. Government Portfolio		Distribution Arrangements
Summary of the Investor Service Shares of the Municipal Portfolio		Financial Highlights
Investment Objectives, Principal Investment Strategies and Related Risks	PN-1	Privacy Notice

SUMMARY OF THE INVESTOR SERVICE SHARES OF THE MONEY MARKET PORTFOLIO

Investment Objective

The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.  There is no assurance that the Portfolio will achieve its investment objective.

Fees and Expenses of the Money Market Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Investor Service Shares of the Money Market Portfolio.

Money Market Portfolio Investor Service Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Wire Redemption Fee	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		[0.12%]
Distribution and Service (12b-1) Fees		[0.00%]
Other Expenses (includes Administration Fees listed below)		[0.17%]
Administration Fees	[0.05%]
Total Annual Fund Operating Expenses		[0.29%]

Example

This Example is intended to help you compare the cost of investing in the Investor Service Shares of the Money Market Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Investor Service Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Investor Service Shares of the Money Market Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio - Investor Service Shares:	[$30	$93	$163	$368]

Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers’ acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities.  The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•
The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers.  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Investor Service Shares of the Money Market Portfolio.  The bar chart shows changes in the average annual total returns of the [           ] Shares of the Money Market Portfolio’s performance from year to year.  The table shows the [           ] Shares of the Money Market Portfolio’s average annual total returns for the one year, five year [, ten year] and since inception periods.  The historical performance of the [             ] Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Service Shares which are not currently offered.  All of the classes of the Money Market Portfolio’s shares are invested in the same portfolio of securities.  The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ.  The actual performance of the Investor Service Shares would have been [higher/lower] than the [               ] Shares performance due to their [higher/lower] fees and

expenses.  While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.  The current 7-day yield for the Investor Service Shares of the Money Market Portfolio will be available once the shares are offered by calling the Fund toll free at (800) 433-1918.

[Graph to be inserted – Money Market Portfolio – [              ] Shares for calendar years ended _____ through 2009]

Calendar Year End	% of Total Return
[2000	]
2001	]
2002	]
2003	]
2004	]
2005	]
2006	]
2007	]
2008	]
2009	]

As of June 30, 2010, the Money Market Portfolio [            ] Shares had a year-to-date return of [0.01%].

[The Money Market Portfolio [             ] Shares’ highest quarterly return was 1.53% for the quarter ended December 31, 2000; the lowest quarterly return was 0.00% for the quarter ended June 30, 2009.]

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2009

[ ] Shares
One Year	[3.10%]
Five Years	[3.10%]
Ten Years	[3.10%]
Since Inception*	[4.21%]

The returns shown above are those of the [              ] Shares of the Money Market Portfolio which are not offered in this prospectus.  The [     ] Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Service Shares would be [higher/lower] than returns for [                ] Shares because [            ] Shares have [higher/lower] fees and expenses.

*      The inception date for the Money Market Portfolio’s [               ] shares was _________________.

Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

Purchase and Sale of Fund Shares

Money Market Portfolio Investor Service Shares of the Fund are not currently offered.

Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY OF THE INVESTOR SERVICE SHARES OF THE U.S. TREASURY PORTFOLIO

Investment Objective

The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.  There is no assurance that the Portfolio will achieve its investment objective.

Fees and Expenses of the U.S. Treasury Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Investor Service Shares of the U.S. Treasury Portfolio.

U.S. Treasury Portfolio Investor Service Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Wire Redemption Fee	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		[0.12%]
Distribution and Service (12b-1) Fees		[0.00%]
Other Expenses (includes Administration Fees listed below)		[0.17%]
Administration Fees	[0.05%]
Total Annual Fund Operating Expenses		[0.29%]

Example

This Example is intended to help you compare the cost of investing in the Investor Service Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Investor Service Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Investor Service Shares of the U.S. Treasury Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Treasury Portfolio - Investor Service Shares:	[$30	$93	$163	$368]

Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•
The U.S. Treasury Portfolio’s investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Investor Service Shares of the U.S. Treasury Portfolio.  The bar chart shows changes in the average annual total returns of the [          ] Service Shares of the U.S. Treasury Portfolio’s performance from year to year.  The table shows the [          ] Service Shares of the U.S. Treasury Portfolio’s average annual total returns for the one year, five year [, ten year] and since inception periods.  The historical performance of the [             ] Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Service Shares which are not currently offered.  All of the classes of the U.S. Treasury Portfolio’s shares are invested in the same portfolio of securities.  The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ.  The actual performance of the Investor Service Shares would have been [higher/lower] than the [               ] Shares performance due to their [higher/lower] fees and expenses.  While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.  The current 7-day yield for the Investor Service Shares of the U.S. Treasury Portfolio will be available once the shares are offered by calling the Fund toll free at (800) 433-1918.

[Graph to be inserted – U.S. Treasury Portfolio – [              ] Shares for calendar years ended _____ through 2009]

Calendar Year End	% of Total Return
[2000	]
2001	]
2002	]
2003	]
2004	]
2005	]
2006	]
2007	]
2008	]
2009	]

As of June 30, 2010, the U.S. Treasury Portfolio [            ] Shares had a year-to-date return of [0.01%].

[The U.S. Treasury Portfolio [             ] Shares’ highest quarterly return was 1.53% for the quarter ended December 31, 2000; the lowest quarterly return was 0.00% for the quarter ended June 30, 2009.]

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2009

[ ] Shares
One Year	[3.10%]
Five Years	[3.10%]
Ten Years	[3.10%]
Since Inception*	[4.21%]

The returns shown above are those of the [              ] Shares of the U.S. Treasury Portfolio which are not offered in this prospectus.  The [     ] Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Service Shares would be [higher/lower] than returns for [                ] Shares because [            ] Shares have [higher/lower] fees and expenses.

*      The inception date for the U.S. Treasury Portfolio’s [                     ] shares was _________________.

Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

Purchase and Sale of Fund Shares

U.S. Treasury Portfolio Investor Service Shares of the Fund are not currently offered.

Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY OF THE INVESTOR SERVICE SHARES OF THE U.S. GOVERNMENT PORTFOLIO

Investment Objective

The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.  There is no assurance that the Portfolio will achieve its investment objective.

Fees and Expenses of the U.S. Government Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Investor Service Shares of the U.S. Government Portfolio.

U.S. Government Portfolio Investor Service Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Wire Redemption Fee	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		[0.12%]
Distribution and Service (12b-1) Fees		[0.00%]
Other Expenses (includes Administration Fees listed below)		[0.17%]
Administration Fees	[0.05%]
Total Annual Fund Operating Expenses		[0.29%]

Example

This Example is intended to help you compare the cost of investing in the Investor Service Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Investor Service Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Investor Service Shares of the U.S. Government Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Government Portfolio - Investor Service Shares:	[$30	$93	$163	$368]

Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, (“Government Securities”) with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•
The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities.  Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal.  Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Investor Service Shares of the U.S. Government Portfolio.  The bar chart shows changes in the average annual total returns of the [          ] Shares of the U.S. Government Portfolio’s performance from year to year.  The table shows the [          ] Shares of the U.S. Government Portfolio’s average annual total returns for the one year, five year[, ten year] and since inception periods.  The historical performance of the [             ] Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Service Shares which are not currently offered.  All of the classes of the U.S. Government Portfolio’s shares are invested in the same portfolio of securities.  The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ.  The actual performance of the Investor Service Shares would have been [higher/lower] than the [               ] Shares performance due to their [higher/lower] fees and expenses.  While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.  The current 7-day yield for the Investor Service Shares of the U.S. Government Portfolio will be available once the shares are offered by calling the Fund toll free at (800) 433-1918.

[Graph to be inserted – U.S. Government Portfolio – [              ] Shares for calendar years ended _____ through 2009]

Calendar Year End	% of Total Return
[2000	]
2001	]
2002	]
2003	]
2004	]
2005	]
2006	]
2007	]
2008	]
2009	]

As of June 30, 2010, the U.S. Government Portfolio [            ] Shares had a year-to-date return of [0.01%].

[The U.S. Government Portfolio [             ] Shares’ highest quarterly return was 1.53% for the quarter ended December 31, 2000; the lowest quarterly return was 0.00% for the quarter ended June 30, 2009.]

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2009

[ ] Shares
One Year	[3.10%]
Five Years	[3.10%]
Ten Years	[3.10%]
Since Inception*	[4.21%]

The returns shown above are those of the [              ] Shares of the U.S. Government Portfolio which are not offered in this prospectus.  The [     ] Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Service Shares would be [higher/lower] than returns for [                ] Shares because [            ] Shares have [higher/lower] fees and expenses.

*      The inception date for the U.S. Government Portfolio’s[                ] shares was _________________.

Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

Purchase and Sale of Fund Shares

U.S. Government Portfolio Investor Service Shares of the Fund are not currently offered.

Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY OF THE INVESTOR SERVICE SHARES OF THE MUNICIPAL PORTFOLIO

Investment Objective

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.  There is no assurance that the Portfolio will achieve its investment objective.

Fees and Expenses of the Municipal Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Investor Service Shares of the Municipal Portfolio.

Municipal Portfolio Investor Service Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Wire Redemption Fee	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		[0.12%]
Distribution and Service (12b-1) Fees		[0.00%]
Other Expenses (includes Administration Fees listed below)		[0.17%]
Administration Fees	[0.05%]
Total Annual Fund Operating Expenses		[0.29%]

Example

This Example is intended to help you compare the cost of investing in the Investor Service Shares of the Municipal Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Investor Service Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Service Shares of the Municipal Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Municipal Portfolio – Investor Service Shares:	[$30	$93	$163	$368]

Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax.  For purposes of this test only, net assets include borrowings for investment purposes.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.  The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•
The Municipal Portfolio invests in municipal debt obligations.  The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation.  In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Investor Service Shares of the Municipal Portfolio.  The bar chart shows changes in the average annual total returns of the [             ] Shares of the Municipal Portfolio’s performance from year to year.  The table shows the [             ] Shares of the Municipal Portfolio’s average annual total returns for the one year, five year [, ten year] and since inception periods.  The historical performance of the [             ] Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Service Shares which are not currently offered.  All of the classes of the Municipal Portfolio’s shares are invested in the same portfolio of securities.  The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ.  The actual performance of the Investor Service Shares would have been [higher/lower] than the [               ] Shares performance due to their [higher/lower] fees and expenses.  While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.  The current 7-day yield for the Investor Service Shares of the Municipal Portfolio will be available once the shares are offered by calling the Fund toll free at (800) 433-1918.

[Graph to be inserted – Municipal Portfolio – [              ] Shares for calendar years ended _____ through 2009]

Calendar Year End	% of Total Return
[2000	]
2001	]
2002	]
2003	]
2004	]
2005	]
2006	]
2007	]
2008	]
2009	]

As of June 30, 2010, the Municipal Portfolio [            ] Shares had a year-to-date return of [0.01%].

[The Municipal Portfolio [             ] Shares’ highest quarterly return was 1.53% for the quarter ended December 31, 2000; the lowest quarterly return was 0.00% for the quarter ended June 30, 2009.]

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2009

[ ] Shares
One Year	[3.10%]
Five Years	[3.10%]
Ten Years	[3.10%]
Since Inception*	[4.21%]

The returns shown above are those of the [              ] Shares of the Municipal Portfolio which are not offered in this prospectus.  The [     ] Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Service Shares would be [higher/lower] than returns for [                ] Shares because [            ] Shares have [higher/lower] fees and expenses.

*      The inception date for the Municipal Portfolio’s [                  ] shares was _________________.

Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

Purchase and Sale of Fund Shares

Municipal Portfolio Investor Service Shares of the Fund are not currently offered.

Tax Information

The Portfolio intends to distribute income that is exempt from regular federal income tax.  It is possible that a portion of the Portfolio’s distributions may be subject to state, local or federal income taxes or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objectives

The investment objective of the Money Market Portfolio, the U.S. Treasury Portfolio and the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

There can be no assurance that a Portfolio will achieve its investment objective.

The investment objective of any Portfolio of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of such Portfolio.

Principal Investment Strategies

Generally

In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations.  The Fund will only invest in securities which are denominated in United States dollars.  Other regulations pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less.  Also, the average maturity for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, will be 60 days or less. The maturities of variable rate demand instruments held in the Money Market Portfolio and Municipal Portfolio will be deemed to be the longer of the period required before these Portfolios are entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The average life for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, and considered as a whole, will be 120 days or less.  The average life calculation differs from the average maturity calculation discussed above because the average maturity calculation allows the Fund to deem a security to have a shorter maturity date because of an interest rate readjustment.  The average life calculation does not shorten the maturity date because of an interest rate readjustment, but instead is based on a security’s stated final maturity or, when relevant, the date of the next demand feature when the fund may receive payment of principal and interest (such as a put feature).

With respect to the Money Market Portfolio, the U.S. Treasury Portfolio and the U.S. Government Portfolio, the Portfolios will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Portfolios would have invested less than 10% of their respective total assets in Daily Liquid Assets.  As defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), currently Daily Liquid Assets include (i)cash; (ii) direct obligations of the U.S. Government; or securities that will mature or are subject to a demand feature that is exercisable and payable within one business day (collectively, “Daily Liquid Assets”).

The Portfolios will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Portfolio would have invested less than 30% of its total assets in Weekly Liquid Assets.  As defined in Rule 2a-7 under the 1940 Act, currently Weekly Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”).  The Portfolios may maintain a higher percentage of their total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Fund’s Board of Trustees.

The Fund will only invest in either securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or in unrated securities but which have been determined by the Fund’s investment manager to be of comparable quality.

Each Portfolio of the Fund shall invest not more than 5% of its total assets in securities issued by a single issuer, except for U.S. Government Obligations.

With respect to 75% of its total assets, each Portfolio shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution, except for U.S. Government Obligations.

The Fund’s investment manager considers the following factors when buying and selling securities for each of the Fund’s Portfolios:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

As a temporary defensive measure a Portfolio may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund’s investment manager.  Such a temporary defensive position may cause the Portfolio to not achieve its investment objective.

Money Market Portfolio

The Money Market Portfolio intends to attain its investment objective through investments in the following securities:

(i)	United States Government Securities:

The Money Market Portfolio may purchase short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.  These obligations include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of certain agencies and instrumentalities established under the authority of an act of Congress.  Some of these securities are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the United States Treasury, and still others are supported only by the credit of the agency or instrumentality.

(ii)
Domestic and Foreign Bank Obligations: The Money Market Portfolio may purchase securities issued by foreign governments, or any of their political subdivisions or agencies or instrumentalities, certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks.  Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time.  Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate.  Time deposits purchased by the Fund will not benefit from insurance from the FDIC.  Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.

The Money Market Portfolio limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of one billion dollars or the equivalent in other currencies.  The Money Market Portfolio limits its investments in obligations of domestic and foreign branches of foreign banks to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets.  These investments must also meet the quality criteria discussed above under “Principal Investment Strategies – Generally.”

The Money Market Portfolio generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion.  However, the total assets of a bank will not be the sole factor determining the Money Market Portfolio’s investment decisions and the Money Market Portfolio may invest in bank instruments issued by institutions which the investment manager believes present minimal credit risks.

The Money Market Portfolio may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks (“Eurodollar” obligations) and domestic branches of foreign banks (“Yankee dollar” obligations). The Money Market Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Money Market Portfolio’s investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks.  Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate.  The Money Market Portfolio will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of such Portfolio’s total assets at the time of purchase.

Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers, (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations, (vi)  the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers.  In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

(iii)
Variable Amount Master Demand Notes:  The Money Market Portfolio may purchase variable amount master demand notes.  These instruments are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria discussed above under “Principal Investment Strategies – Generally.”  The interest rate on a variable amount master demand note is periodically adjusted according to a prescribed formula.  Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.

(iv)
Loan Participation Interests: The Money Market Portfolio may purchase participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards applicable to bank instruments as set forth above.

(v)
Commercial Paper and Certain Debt Obligations:  The Money Market Portfolio may purchase commercial paper or similar debt obligations.  Commercial paper is generally considered to be short-term unsecured debt of corporations.

(vi)
Repurchase Agreements: The Money Market Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Money Market Portfolio.  A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

U.S. Treasury Portfolio

The U.S. Treasury Portfolio intends to attain its investment objective through investments limited to obligations issued or guaranteed by the United States Government including repurchase agreements covering those types of obligations.  Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund will enter into repurchase agreements for inclusion in the U.S. Treasury Portfolio only if the instruments serving as collateral for the agreements are eligible for inclusion in the U.S. Treasury Portfolio.

The Portfolio’s investments may include the following securities:

(i)
United States Treasury Obligations:  Obligations issued by the full faith and credit of the United States.  U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii)
Other United States Government Obligations:  Marketable securities and instruments issued or guaranteed by the full faith and credit of the United States Government. Such obligations include obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration.

(iii)
Repurchase Agreements: The U.S. Treasury Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government.  A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

The investment policies of the U.S. Treasury Portfolio may produce a lower yield than a policy of investing in other types of instruments.  The yield of the U.S. Treasury Portfolio is likely to be lower than the yield of the Money Market Portfolio.

U.S. Government Portfolio

Under normal market circumstances, the U.S. Government Portfolio will invest at least 80% of its net assets in short-term Government Securities with maturities of 397 days or less and repurchase agreements which are collateralized by the foregoing securities.  For purposes of this test only, net assets include borrowings for investment purposes.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Portfolio’s investments may include the following securities:

(i)	United States Treasury Obligations:

Obligations issued by the full faith and credit of the United States.  U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii)	Other Obligations of U.S. Government agencies and instrumentalities:

Marketable securities and instruments issued by government-sponsored agencies and enterprises acting under authority of Congress.  Although obligations of federal agencies and instrumentalities are not debts of the U.S. Treasury, in some cases, payment of interest and principal on such obligations is guaranteed by the U.S. Government, e.g., obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration; in other cases payment of interest and principal is not guaranteed, e.g., obligation of the Federal Home Loan Bank System and the Federal Farm Credit Bank.  The Fund will invest in the securities of those agencies that are not guaranteed or backed by the full faith and credit of the U.S. Government only when the Manager, in its sole discretion, is satisfied that the credit risk with respect to a particular agency or instrumentality is minimal.

(iii)
Repurchase Agreements: The U.S. Government Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.  A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

Municipal Portfolio

Under normal market circumstances, the Municipal Portfolio will invest at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax.  For purposes of this test only, net assets include borrowings for investment purposes.  The Fund will provide shareholders with at least 60 days’ prior notice of any changes in this policy. The Municipal Portfolio intends to attain its investment objective through investments in the following securities:

(i)
Municipal Securities: The Municipal Portfolio may purchase high quality tax-exempt money market instruments (“Municipal Securities”), including debt obligations issued to obtain funds for various public purposes (e.g., the construction of a wide range of public facilities), the refunding of outstanding obligations, the obtaining of funds for general operating expenses and lending such funds to other public institutions and facilities.  The Portfolio may also invest in certain types of private activity bonds or industrial development bonds, issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.  Such obligations are considered to be Municipal Securities provided that the interest paid thereon generally qualifies as exempt from regular federal income tax in the opinion of bond counsel.  Interest on certain Municipal Securities may give rise to federal alternative minimum tax liability and may have other federal income tax consequences.

(ii)
Repurchase Agreements: The Municipal Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Municipal Portfolio.  A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

Risks

The Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund’s investments could cause its share price (and the value of your investment) to change.

Investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government.  Although many U.S. Government securities purchased by the Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the United States. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, a Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

The U.S. Government securities that the Fund may purchase include:

•	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

•
Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (Ginnie Mae) and the Federal Housing Administration (FHA).

•
Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.

•
Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

Since the Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Money Market Portfolio may be subject to additional investment risks when compared with those incurred by a fund which invests only in domestic issuers.  Foreign securities markets generally are not as developed or efficient as those in the United States.  Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers.  Similarly, volume in most foreign securities markets is less than in the United States.  The issuers of some of these securities may be subject to less stringent or different regulation than are United States issuers.  In addition, there may be less publicly available information about a non-United States issuer, and non-United States issuers generally are not subject to uniform accounting and financial reporting standards and requirements. Additional risks associated with foreign investments might include adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities. Furthermore, some of these foreign securities may be subject to stamp, withholding or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

The U.S. Treasury Portfolio and U.S. Government Portfolio may invest in senior unsecured debt of banks, thrifts, and certain holding companies that are guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program. Although these investments are guaranteed under the FDIC's Temporary Liquidity Guarantee Program and are backed by the full faith and credit of the United States, such guarantee does not extend to shares of the Portfolios. The Portfolios’ investments in debt issued by private issuers that is guaranteed under the FDIC's Temporary Liquidity Guarantee Program are subject to certain risks, including, the risk that a trustee appointed by the private issuer of the debt fails to follow the specified FDIC claims process, and therefore the holders of such debt, including the Portfolios, may be deprived of all rights and remedies with respect to the FDIC guarantee claim. In addition, the Portfolios are subject to the risk that the payments by the FDIC pursuant to its guarantee will be delayed from the date payments are due under the terms of the debt. These risks could adversely affect the value of these securities.

The investment policies of the U.S. Government Portfolio may produce a lower yield than a policy of investing in other types of instruments.  The yield of the U.S. Government Portfolio is likely to be lower than the yield of the Money Market Portfolio.

Since the Municipal Portfolio invests in municipal debt obligations, the value of these municipal obligations may be affected by uncertainties on the municipal debt market related to taxation.  In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

Portfolio Holdings

A schedule of each Portfolio’s holdings, current as of month-end, will be available on the Fund’s website no earlier than 5 days after the end of each month.  This information will remain available on the website at least until updated for the next month or until the Fund files with the Securities and Exchange Commission (“SEC”) its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period.  The most recent schedule is available on the Fund’s website at http://www.money-funds.com/portfolioholdings or by calling toll free at (800) 433-1918.  The Fund may terminate or modify this policy at any time without further notice to shareholders, including making additional disclosure of the Fund’s portfolio holdings on the Fund’s website.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

MANAGEMENT, ORGANIZATION AND  CAPITAL STRUCTURE

The Fund’s investment manager is Reich & Tang Asset Management, LLC (the “Manager”).  The Manager’s principal business office is located at 600 Fifth Avenue, New York, NY 10020.  As of June 30, 2010, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $[____] billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of eleven portfolios of registered investment companies, of which it acts as administrator for six.  The Manager also advises high net worth individuals, private funds, pension trusts, profit-sharing trusts and endowments.

Pursuant to the Investment Management Contract between the Fund and the Manager, the Manager manages each Portfolio’s securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund.  Pursuant to the Investment Management Contract, each of the Portfolios pays an annual management fee of 0.12% of each Portfolio’s average daily net assets.  For the fiscal year ended March 31, 2010, following a voluntary fee waiver, the Fund paid the Manager a management fee equal to [0.11%] of the Money Market, [0.12%] of the U.S. Treasury, [0.12%] of the U.S. Government and [0.05%] of the Municipal Portfolios’ average daily net assets.  A discussion regarding the basis for the Board of Trustees approving the continuance of the Investment Management Contract is available in the Fund’s annual report for the period ended March 31, 2010.

Pursuant to the Administrative Services Contract between the Fund and the Manager, the Manager provides all management and administrative services reasonably necessary for the Fund’s operation, other than those services that the Manager provides to the Fund pursuant to the Investment Management Contract.  The Manager also provides the Fund with personnel to perform all of the clerical and accounting type functions not performed by the Manager pursuant to the Investment Management Contract and the Administrative Services Contract. For its services under the Administrative Services Contract, the Fund pays the Manager an annual fee of 0.05% of each Portfolio’s average daily net assets. For the fiscal year ended March 31, 2009, following a voluntary fee waiver, the Fund paid the Manager a fee for administrative services equal to [0.00%] of the Money Market, [0.02%] of the U.S. Treasury, [0.00%] of the U.S. Government, and [0.02%] of the Municipal Portfolios’ average daily net assets.

The Manager and Distributor have agreed not to modify or terminate their fee waiver arrangements through July 31, 2011, without the prior approval of the Fund’s Board of Trustees.  Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares.

In addition, Reich & Tang Distributors, Inc. (the “Distributor”), receives a servicing fee equal to 0.25% per annum of the average daily net assets of the Investor Service Shares of each Portfolio under the Shareholder Servicing Agreement.  The fees are accrued daily and paid monthly.

The Distributor also receives a distribution fee in an amount not to exceed 0.45% per annum of the average daily net assets of the Investor Service Shares pursuant to the Distribution Agreement.

Investment management fees and operating expenses, which are attributable to more than one Class of the Fund, will be allocated daily to each Class of shares based on the percentage of shares outstanding at the end of the day.  For the fiscal year ended March 31, 2010, following voluntary fee waivers, the Fund paid the Distributor [              ].

SHAREHOLDER INFORMATION

The Fund sells and redeems its shares on a continuing basis at their net asset value.  The Fund does not impose a charge for either purchases or redemptions, although there may be a fee imposed on certain wire redemption requests.  All transactions in Fund shares are processed through the Fund’s transfer agent or its principal underwriter, as appropriate, which accept orders for purchases and redemptions from Participating Organizations (see “Investments Through Participating Organizations” for a definition of Participating Organizations) and from investors directly.

Pricing of Fund Shares

The net asset value of each Portfolio of the Fund’s shares is determined as of 4:00 p.m., Eastern time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except (i) days on which the New York Stock Exchange is closed for trading (i.e., national holidays) and (ii) Columbus Day and Veterans’ Day.  However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value.  The net asset value is computed by dividing the value of each Portfolio’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding.  Each Portfolio intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

The Fund’s portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.  If fluctuating interest rates or credit issues cause the market value of the Fund’s share price to be less than $0.997 or greater than $1.003, the Board of Trustees will consider whether any action should be initiated to prevent the share price from going below $0.995 per share or above $1.005 per share. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price the Fund would receive if the instrument were sold.

Shares are issued as of the first determination of the Portfolio’s net asset value per share made after acceptance of the investor’s purchase order.  In order to maximize earnings on its Portfolios, the Fund normally has its assets as fully invested as is practicable.  Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as “Federal Funds”).  Portfolio shares begin accruing income on the day the shares are issued to an investor.

The Fund reserves the right to reject any purchase order of its shares.  In addition, the Fund does not accept cash, and may refuse to accept cash equivalents (i.e., travelers cheques, money orders, cashier’s checks or similar instruments) and certain other forms of payment at its discretion.

Subscribing to the Fund

At the time of initial investment in the Fund, investors must elect on their fund application the Class of shares of the Portfolio in which they wish to invest.  Subject to the Portfolios’ initial investment minimums, investors may divide their investment in the Fund between the Portfolios in any manner they choose by submitting the Fund application with their choices.  Investors may purchase shares of the Portfolios from a Participating Organization or directly.  Certain Participating Organizations are compensated for their services by the Manager and/or the Distributor.

Shareholders will have a separate account with the Fund for each Portfolio in which they invest.  Certificates for Fund shares will not be issued to investors.

Purchase of Fund Shares

The Fund does not accept a purchase order from investors investing in the Fund directly (i.e., not through Participating Organizations) until an investor’s payment has been converted into Federal Funds and is received by the Fund’s transfer agent, or its principal underwriter, as appropriate.  Orders from these direct investors that are accompanied by Federal Funds and received after 4:00 p.m., Eastern time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day.

Investors may, if they wish, invest in the Fund through a Participating Organization with which they have accounts.  Generally, all other investors, and investors who have accounts with Participating Organizations but do not wish to invest in the Fund through them, may invest in the Fund directly.  Direct shareholders generally do not receive the benefit of the servicing functions performed by a Participating Organization.

For the Investor Service Shares, the minimum initial investment for each Portfolio is $5,000 and for subsequent investments is $100. In addition, the Fund may impose different minimum investment requirements for clients of certain financial intermediaries with which the Distributor has entered into an agreement.  The Fund may waive any minimum purchase requirements.

The Fund will provide each shareholder, except certain investors, with a personalized monthly statement listing (i) the total number of Fund shares owned as of the statement closing date, (ii) purchases and redemptions of Fund shares, and (iii) the dividends paid on Fund shares (including dividends paid in cash or reinvested in additional Fund shares).

Investments Through Participating Organizations

Generally, investors purchasing shares through a Participating Organization are referred to as Participant Investors.  Participating Organizations are securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund.  When instructed by a Participant Investor to purchase or redeem Fund shares, the Participating Organization, on behalf of the Participant Investor, transmits to the Fund’s transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations may confirm to Participant Investors each purchase and redemption of Fund shares for their accounts.  Also, Participating Organizations may send periodic account statements to their customers showing (i) the total number of Fund shares owned by each Participant Investor as of the statement closing date, (ii) purchases and redemptions of Fund shares by each Participant Investor during the period covered by the statement, and (iii) the income earned by Fund shares of each Participant Investor during the statement period (including dividends paid in cash or reinvested in additional Fund shares).  Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.

Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures.  In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly, may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly.  Accordingly, the net yield to investors who invest through Participating Organizations may be less than the net yield that could be achieved by investing in the Fund directly.  Participating Organizations may also set deadlines for receipt of orders from Participant Investors that are earlier than the order deadline of the Fund due to processing or other reasons.  A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

Qualified Participating Organizations may transmit an investor’s purchase or redemption order to the Fund’s transfer agent after 4:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before 4:00 p.m. Eastern time on that day. The investor will then receive the net asset value of the Fund’s shares determined as of 4:00 p.m. Eastern time on the day he placed his order with the qualified Participating Organization.  Participating Organizations are responsible for instituting procedures to ensure that purchase orders by their respective clients are processed expeditiously.

Initial Direct Purchases of Shares

Investors who wish to invest in the Fund directly may obtain a current Prospectus and the Fund application necessary to open an account by telephoning the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day.

Mail and Personal Delivery

Investors may send or deliver a check made payable to “Daily Income Fund” along with a completed Fund application to:

Daily Income Fund
c/o Reich & Tang Funds
600 Fifth Avenue - 8th Floor
New York, New York 10020

Checks are accepted subject to collection at full value in United States currency.  Payment by a check drawn on any member of the Federal Reserve System will normally be converted into Federal Funds within two business days after receipt of the check.  Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds.

Bank Wire

To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor, prior to his or her initial purchase of shares, should first telephone the Fund at (212) 830-5345 or toll free at

(800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day to obtain a Fund application necessary to open a new account.  The investor should complete and fax the Fund application along with any required documentation to the Fund at (212) 830-5476.  The original Fund application and documentation should then be mailed to the address specified under “Mail and Personal Delivery.”  The investor should then telephone the Fund at the above number to obtain a new account number and then instruct a member bank of the Federal Reserve System to wire the amount of the investment immediately to:

The Bank of New York Mellon
ABA # 021000018
Reich & Tang Funds
DDA # 890040352-7
For Daily Income Fund
Name of Portfolio
Account of (Investor’s Name)
Fund Account #

An account will not be opened until the Fund has received the Fund application and required documentation in proper form and has accepted the purchase order for its shares.

There may be a charge by the investor’s bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds.  The Fund does not charge investors in the Fund for its receipt of wire transfers.  Payment in the form of a “bank wire” received prior to 4:00 p.m., Eastern time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

Electronic Funds Transfers (EFT), Pre-authorized Credit and Direct Deposit Privilege

You may purchase shares of the Fund (minimum of $100) by having salary, dividend payments, interest payments or any other payments designated by you, including federal salary, social security, or certain veteran’s, military or other payments from the federal government, automatically deposited into your Fund account. You can also have money debited from your checking account. To enroll in any one of these programs, please contact your broker or the Fund for the appropriate form. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Upon notification of death or legal incapacity your participation in the Privilege will automatically terminate. Further, the Fund may terminate your participation in the Privilege upon 30 days’ notice to you.

Subsequent Purchases of Shares

Subsequent purchases can be made by bank wire, as indicated above, or by mailing a check to:

Daily Income Fund
c/o Reich & Tang Funds
P.O. Box 13232
Newark, New Jersey 07101-3232

There is a $100 minimum for the Investor Service Shares for subsequent purchases of shares.  All payments should clearly indicate the shareholder’s account number.  If your check is returned unpaid due to insufficient funds, your order will be cancelled and your account will be charged a $20.00 fee for each returned check.

Provided that the information on the application form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new Fund application at any time during the year the shareholder’s account is closed or during the following calendar year.

Redemption of Shares

A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Portfolio following receipt by the Fund’s transfer agent of the redemption order (and any supporting documentation that the Fund’s transfer agent may require).  Normally, payment for redeemed shares is made on the same Fund Business Day the redemption is effected, if the redemption proceeds are paid by wire (on the next Fund Business Day if paid by check).  However, redemption payments will not be paid out unless the check (including a certified or cashier’s check) used for investment has been cleared for payment by the investor’s bank, which could take up to 15 days after investment.  Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.

A shareholder’s original Fund application permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below.  A shareholder may only change the instructions indicated on his original Fund application by transmitting a written direction to the Fund’s transfer agent.  Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

When a signature guarantee is called for, the shareholder should have “Signature Guaranteed” stamped under his signature.  It should be signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund’s transfer agent’s standards and procedures.

Written Requests

Shareholders may make a redemption in any amount by sending a written request to the Fund addressed to:

Daily Income Fund
c/o Reich & Tang Funds
600 Fifth Avenue - 8th Floor
New York, New York 10020

All written requests for redemption must be signed by the shareholder, in each case with signature guaranteed, unless otherwise indicated on the Fund application or in a subsequent written authorization.

Normally the redemption proceeds are paid by check and mailed to the shareholder at the address of record.

Checks

By making the appropriate election on their Fund application, shareholders may request a supply of checks that may be used to effect redemptions from the Class of shares of the Fund in which they invest.  The checks, which will be issued in the shareholder’s name, are drawn on a special account maintained by the Fund with the Fund’s agent bank.  Checks may be drawn in any amount of $250 or more.  When a check is presented to the Fund’s agent bank, it instructs the Fund’s transfer agent to redeem a sufficient number of full and fractional shares in the shareholder’s account to cover the amount of the check.  The use of a check to make a withdrawal enables a shareholder in the Fund to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears.  Checks provided by the Fund may not be certified.  Investors who purchase Fund shares by check may not receive their redemption proceeds until the check has cleared, which can take up to 15 days following the date of purchase.

There is no charge to the shareholder for checks provided by the Fund, although there may be fees charged for checks provided in connection with certain cash management programs offered through Participating Organizations.  The Fund reserves the right to impose a charge or impose a different minimum check amount in the future.

Shareholders electing the checking option are subject to the procedures, rules and regulations of the Fund’s agent bank governing checking accounts.  Checks drawn on a jointly owned account may, at the shareholder’s election, require only one signature.  Checks in amounts exceeding the value of the shareholder’s account at the time the check is presented for payment will not be honored.  Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check.  Shareholders will be charged a $16 fee for any stop payment requests, a $15 fee if the Fund is requested to deliver a supply of checks overnight and a $4 fee for each copy of a check requested.  In addition, the Fund reserves the right to charge the shareholder’s account a fee of up to $20 for checks not honored as a result of an insufficient account value, a check deemed not negotiable because it has been held longer than six months, an unsigned check and/or a post-dated check.  The Fund reserves the right to terminate or modify the check redemption procedure at any time or to impose additional fees following notification to the Fund’s shareholders.

Corporations and other entities electing the checking option are required to furnish a certified resolution or other evidence of authorization in accordance with the Fund’s normal practices.  Individuals and joint tenants are not required to furnish any supporting documentation.  Appropriate authorization forms will be sent by the Fund or its agents to corporations and other shareholders who select this option.  As soon as the authorization forms are filed in good order with the Fund’s agent bank, the Fund will provide the shareholder with a supply of checks.

Telephone

The Fund accepts telephone requests for redemption from shareholders who elect this option on their Fund application. The proceeds of a telephone redemption may be sent to the shareholder at their address of record or to their bank account, both as set forth in the Fund application or in a subsequent signature guaranteed written authorization.  The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them.  Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000.  For telephone requests for wire redemptions of less than $10,000, the Fund charges a $15 fee.  The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification at the time of such redemption request.  Failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for the losses incurred by investors due to unauthorized or fraudulent telephone redemptions.

A shareholder making a telephone withdrawal should call the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day, and state: (i) the name of the shareholder appearing on the Fund’s records, (ii) the shareholder’s account number with the Fund, (iii) the amount to be withdrawn, (iv) whether such amount is to be forwarded to the shareholder’s designated bank account, and (v) the name and phone number of the person requesting the redemption.  Usually the proceeds are sent to the designated bank account or address of record on the same Fund Business Day the redemption is effected, if the redemption proceeds are being paid by wire (or to the address of record on the next Fund Business Day if paid by check).  The Fund may modify or discontinue the telephone redemption option at any time and will notify shareholders accordingly.

Generally

There is no redemption charge, although there may be a fee charged on certain wire redemption requests, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals.  Proceeds of redemptions are paid by check.  Unless other instructions are given in proper form to the Fund’s transfer agent, a check for the proceeds of a redemption will be sent to the shareholder’s address of record.  If a shareholder elects to redeem all of his or her shares of a Portfolio, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption.  A redemption of shares may result in taxable income to the shareholder.

The right of redemption generally may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) any period during which the SEC determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, (iv) such other period as the SEC may by order permit for the protection of the shareholders of the Fund, or (v) a situation where the Fund needs to rely on Rule 22e-3 under the 1940 Act in order to facilitate an orderly liquidation of the Fund.

The Fund and its agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations.  Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.

The Fund reserves the right to redeem the shares of any shareholder if the total value of all the remaining shares in the shareholder’s or its Participating Organization’s account after a withdrawal is less than $5,000 for the Investor Service Shares.  Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or, alternatively the Fund may impose a monthly service charge of $10 on such accounts which does not require prior written notice.  For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization.  The Participating Organization will be responsible for notifying the Participant Investor of the proposed mandatory redemption.  A shareholder or Participating Organization who receives such a notice may avoid mandatory redemption by purchasing sufficient additional shares to increase its account value to the minimum amount during the notice period. Shareholders who purchase shares under these circumstances are not subject to the normal minimums for subsequent purchases.

In addition, in accordance with applicable customer identification regulations, the Fund reserves the right to redeem the shares of any shareholder and close the shareholder’s account if the Fund and its agents are unable to verify the shareholder’s identity within a reasonable time after the shareholder’s account is opened.  If the Fund closes a shareholder’s account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.

Automatic Withdrawal Plan

Shareholders may elect to withdraw shares and receive payment from the Fund of a specified amount of $50 or more automatically on a monthly or quarterly basis.  The monthly or quarterly withdrawal payments of the specified amount are made by the Fund on the date specified on the Automatic Withdrawal Authorization form.  Whenever such day of the month is not a Fund Business Day, the payment date is the Fund Business Day preceding the day of the month specified on the Automatic Withdrawal Authorization form.  In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value on the Fund Business Day immediately preceding the date of payment.  To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder’s investment.

The election to receive automatic withdrawal payments may be made at the time of the original application by completing an Automatic Authorization Withdrawal form.  The election may also be made, changed or terminated at any later time by sending a signature guaranteed written request to the Fund’s transfer agent.  Because the withdrawal plan involves the redemption of Fund shares, such withdrawals may constitute taxable events to the shareholder.  However, the Fund does not expect that there will be any realized capital gains.

Dividends and Distributions

The Fund declares dividends equal to all its net investment income (excluding capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly.  There is no fixed dividend rate.  In computing these dividends, interest earned and expenses are accrued daily.

Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash.  The reinvestment of capital gains or any taxable dividends does not avoid a taxable event to the shareholder, even though such shareholder has not received a cash distribution to pay the resulting tax, if any.  See “Tax Consequences.”

Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution.  If the shareholder makes no election, the Fund will make the distribution in shares.  There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions.

While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year’s net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments.  Except as described herein, each Portfolio’s net investment income (excluding capital gains, if any) will be declared as a dividend on each Fund Business Day.  The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day.  The Fund pays dividends monthly.  There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

Because the Investor Service Shares bear the service fee under the Fund’s 12b-1 Plan, the net income of and the dividends payable to this share class may be lower than the net income of and dividends payable to the other shares of the Fund.  Dividends paid to each Class of share classes of each Portfolio of the Fund will, however, be declared on the same days at the same times and, except as noted with respect to the service fees payable under the Fund’s 12b-1 Plan, will be determined in the same manner and paid in the same amounts.

Exchange Privilege

Shareholders of the Fund are entitled to exchange some or all of their Class of shares in the Fund for shares of the same Class of certain other investment companies that retain Reich & Tang Asset Management, LLC as investment manager and that participate in the exchange privilege program with the Fund.  If only one Class of shares is available in a particular exchange fund, the shareholders of the Fund are entitled to exchange their shares for the shares available in that exchange fund. If a particular exchange fund has more than one available class of shares the shareholders of the Fund are entitled to exchange their shares for a comparable class of shares available in the exchange fund.    In the future, the exchange privilege program may be extended to other investment companies that retain Reich & Tang Asset Management, LLC as investment adviser or manager.

There is no charge for the exchange privilege or limitation as to frequency of exchange.  The minimum amount for an exchange is $1,000.  However, shareholders who are establishing a new account with an investment company through the exchange privilege must ensure that a sufficient number of shares are exchanged to meet the minimum initial investment required for the investment company into which the exchange is being made. Each Class of shares is exchanged at its respective net asset value.

The exchange privilege provides shareholders of the Fund with a convenient method to shift their investment among different investment companies when they feel such a shift is desirable.  The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold.  Shares of the same Class may be exchanged only between investment company accounts registered in identical names.  Before making an exchange, an investor should review the current prospectus of the investment company into which the exchange is to be made.  An exchange will be a taxable event to an exchanging shareholder.  See “Tax Consequences.”

Instructions for exchanges may be made by sending a written request to:

Daily Income Fund
c/o Reich & Tang Funds
600 Fifth Avenue-8th Floor
New York, New York 10020

or, for shareholders who have elected that option, by telephoning the Fund at (212) 830-5345 or toll free at (800) 433-1918.  The Fund reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time.

Frequent Trading

The Reich & Tang family of funds discourages short-term or excessive trading (“frequent trading”) of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below.  Frequent trading is sometimes referred to as market timing.  Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund’s portfolio securities and the reflection of that change in the fund’s share price.  Frequent trading may dilute the value of fund shares held by long-term shareholders.  Frequent trading may also interfere with the efficient management of a fund’s portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not.  Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not.  For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund.  There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share.  In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash.  As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nonetheless, as indicated under “Pricing of Fund Shares” the Fund reserves the right to reject any purchase order for its shares for any reason and thus may exercise such right in the event it determines that a purchase order is disruptive to the Fund’s management or otherwise. The Fund’s procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Fund exercising its right to reject purchase orders it determines in its discretion to be disruptive.  The Fund may change its policies relating to frequent trading at any time without prior notice to shareholders.

Tax Consequences

The Fund intends to continue to qualify for the income tax treatment applicable to a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for each Portfolio.  To qualify as a regulated investment company, each Portfolio must meet certain tests concerning its investments and distributions.  For each year a Portfolio qualifies as a regulated investment company, the Portfolio will not be subject to federal income tax on its investment company taxable income (which generally consists of ordinary income, including taxable interest, and realized net short-term capital gains in excess of realized net long-term capital losses, if any) and net long-term capital gains distributed to its shareholders in the form of dividends or capital gain distributions.  Additionally, each Portfolio will not be subject to a federal excise tax if the Portfolio distributes each year at least 98% of its ordinary income and 98% of its capital gain income to its shareholders and any undistributed and untaxed amounts from prior years.

Dividends of investment company taxable income are taxable to the recipient shareholders as ordinary income.  The Fund expects that as a result of its investment objectives, except as provided in the following paragraph, distributions will (i) consist primarily of ordinary income, (ii) in the case of corporate shareholders, not be eligible for the dividends received deduction, and (iii) in the case of individual shareholders, not be eligible for the reduced tax rate currently applicable to certain qualified dividend income.  Dividends and distributions are treated in the same manner for federal income tax purposes whether the shareholders receive cash or additional shares.  A shareholder who elects to reinvest in additional shares will be treated for tax purposes as if it had received and reinvested the cash dividend.

The Fund expects that as a result of the investment objectives of the Municipal Portfolio, distributions by the Municipal Portfolio will be exempt from regular federal income tax to the extent that they are derived from Municipal Securities and designated as exempt-interest dividends, provided that the Municipal Portfolio complies with the requirements of the Code regarding qualification to pay exempt-interest dividends.  Exempt-interest dividends received by a shareholder may be subject to federal alternative minimum tax, state and local tax, and other limitations applicable to certain shareholders.  Investors should consult their own tax advisors with respect to the treatment of exempt-interest dividends based on their specific facts.

A shareholder’s initial tax basis for its shares in the Fund will be its cost of the shares, including any fees or expenses.  The sale of shares in the Fund will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference between the shareholder’s adjusted tax basis for the shares and the proceeds received on the sale.  Gain or loss generally will be treated as capital gain or loss if the shares in the Fund are held as capital assets.  Such capital gain or loss will be long-term if the shareholder has held the shares in the Fund for more than one year, and, for individual shareholders, may qualify for the maximum capital gain tax rate of 15% (for taxable years beginning before January 1, 2011) rather than the tax rate applicable to ordinary income.  The exchange of shares of one Portfolio for shares of another Portfolio, if available, will also be treated as a taxable disposition of the shares exchanged, on which gain or loss will be recognized.  In either case, loss recognition may be affected by the loss disallowance rules of the Code.

The Fund is required by federal law to withhold 28% of reportable payments as backup withholding (which may include dividends, capital gain distributions and redemptions) paid to shareholders who have not complied with Code requirements regarding the supplying of their taxpayer identification number and the reporting of income.  In connection with this withholding requirement, a shareholder will be asked to certify on its application that the social security or tax identification number provided is correct and that the shareholder is not subject to backup withholding for various reasons including previous underreporting to the IRS.

Distributions from the U.S. Government Portfolio and U.S. Treasury Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof, and distributions from the Municipal Portfolio that are derived from interest on certain obligations of states and agencies thereof, may be exempt from state and local taxes in certain states.  Investors should consult their own tax advisors regarding specific questions as to federal, state or local taxes.   Additional tax information is provided in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

Rule 12b-1 Fees

Investors do not pay a front-end sales charge to purchase shares of the Fund.  However, the Fund pays fees in connection with distribution of shares and/or for the provision of servicing to the Investor Service Shares shareholders.  The Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund’s Board of Trustees has adopted a Rule 12b-1 distribution and service plan (the “Plan”), with respect to the Investor Service Shares of the Fund and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement and Shareholder Servicing Agreement.

Under the Distribution Agreement, the Distributor serves as distributor of the Fund’s shares.  The Distributor receives a distribution fee not to exceed 0.45% per annum of the average daily net assets of the Investor Service Shares.

As agent for the Fund, the Distributor will solicit orders for the purchase of the Fund’s shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.  The Distributor may use the distribution fee to pay the cost of, and to compensate others, including Participating Organizations that provide distribution assistance with respect to these classes.  This fee is accrued daily and paid monthly.

Under the Shareholder Servicing Agreement, the Distributor receives, with respect to the Investor Service Shares a service fee equal to 0.25% annum of each Portfolio’s average daily net assets (the “Shareholder Servicing Fee”) for providing personal shareholder services and for the maintenance of shareholder accounts.  This fee is accrued daily and paid monthly.  Any portion of the fees may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Investor Service Shares of each Portfolio.  The Plan and the Shareholder Servicing Agreement provide that the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement with respect to Investor Service Shares or the Participating Organization agreement, as the case may be, and (ii) preparing, printing and delivering the Fund’s Prospectus to existing shareholders of the Fund and preparing and printing Fund applications for shareholder accounts.

The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee, administrative services fee, and past profits for the following purposes:  (i) to pay the cost of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Investor Service Shares of the Fund; (ii) to compensate Participating Organizations for providing assistance in distributing the Investor Service Shares of the Fund; and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons in connection with the distribution of the Fund’s shares.  The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee (with respect to Investor Service Shares) and past profits, for the purposes enumerated in (i) above.  The Distributor may determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract, Administrative Services Agreement, Distribution Agreement or Shareholder Servicing Agreement in effect for that year.

The Distributor or an affiliate may, from time to time, at its expense and out of its own resources (a source of which may be the 12b-1 fees paid by the Fund under the Plan), make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers’ assets in the Fund.  These payments may be referred to as “revenue sharing,” but do not change the price paid by investors to purchase the Fund’s shares or the amount the Fund receives as proceeds from such sales.  Revenue sharing payments may be made to Participating Organizations that provide services to the Fund or its shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services. The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Fund to you or to recommend one fund complex over another. Please speak with your Participating Organization to learn more about payments made to them by the Distributor or its affiliates.  Additional information regarding these payments can be found in the Fund’s Statement of Additional Information.  In addition, to the extent allowable under the Financial Industry Regulatory Authority (“FINRA”) rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for certain Participating Organizations and may provide non-cash compensation to certain Participating Organizations like sponsorship or funding of sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.

FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand the financial performance of the Investor Service Shares of the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio and the Municipal Portfolio for the past 5 years, or since inception.  Certain information reflects financial results for a single Portfolio share.  The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been derived from the Fund’s financial statements audited by [insert auditor’s name], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[will insert from the completed annual report]

NOTICE OF REICH & TANG* PRIVACY POLICY

We do not disclose to third parties nonpublic personal information about current or former Reich & Tang customers, clients or mutual fund shareholders other than as described below.

We collect nonpublic personal information about you, such as your name, address, social security number, account activity and account balances from your account application and other forms that you may deliver to us.  We use this information to provide advisory services to you, to open an account for you, or to process a transaction for your account.  In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to unaffiliated firms to effect or process transactions for you or to assist us in servicing your account.

We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made.  We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

* For purposes of this notice, “Reich & Tang” includes: Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc. and all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

THIS IS NOT PART OF THE PROSPECTUS

PN-1

A Statement of Additional Information (SAI) dated July 29, 2010, includes additional information about the Fund and its investments and is incorporated by reference into this Prospectus. Further information about Fund investments is available in the annual and semi-annual shareholder reports. You may obtain the SAI, the annual and semi-annual reports without charge by calling the Fund toll free at (800) 433-1918. You may also obtain the SAI and the annual and semi-annual reports without charge by visiting the Fund’s website at http://www.money-funds.com/funds/index. To request other information about the Fund, please call your financial intermediary or the Fund.

DAILY

INCOME

FUND

Investor Service Class Shares
PROSPECTUS

July 29, 2010

A current SAI has been filed with the Securities and Exchange Commission.  Information about the Fund (including the SAI) is also available from the Public Reference Room of the Securities and Exchange Commission.  Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090.  Fund reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.
Investment Company Act No. 811-8312
    Reich & Tang Distributors, Inc.
600 Fifth Avenue
New York, NY 10020
(212) 830-5345

DIF_INV SVC 07/10P

600 FIFTH AVENUE
NEW YORK, NY 10020
(212) 830-5345
(800) 433-1918 (Toll Free)

DAILY INCOME FUND
Retail Class Shares (“Retail Shares”)

Money Market Portfolio (Ticker Symbol: DRTXX)

U.S. Treasury Portfolio (No Ticker Symbol)

U.S. Government Portfolio (DREXX)

Municipal Portfolio (DMTXX)

PROSPECTUS

July 29, 2010

The investment objective of the Money Market Portfolio, the U.S. Treasury Portfolio and the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Summary of the Retail Shares of the Money Market Portfolio		Management, Organization and Capital Structure
Summary of the Retail Shares of the U.S. Treasury Portfolio		Shareholder Information
Summary of the Institutional Service Shares of the U.S. Government Portfolio		Distribution Arrangements
Summary of the Retail Shares of the Municipal Portfolio		Financial Highlights
Investment Objectives, Principal Investment Strategies and Related Risks	PN-1	Privacy Notice

SUMMARY OF THE RETAIL SHARES OF THE MONEY MARKET PORTFOLIO

Investment Objective

The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.  There is no assurance that the Portfolio will achieve its investment objective.

Fees and Expenses of the Money Market Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Retail Shares of the Money Market Portfolio.

Money Market Portfolio Retail Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Wire Redemption Fee	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		[0.12%]
Distribution and Service (12b-1) Fees		[0.00%]
Other Expenses (includes Administration Fees listed below)		[0.17%]
Administration Fees	[0.05%]
Total Annual Fund Operating Expenses		[0.29%]

Example

This Example is intended to help you compare the cost of investing in the Retail Shares of the Money Market Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Retail Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Retail Shares of the Money Market Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio - Investor Shares:	[$30	$93	$163	$368]

Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers’ acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities.  The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•
The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers.  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Retail Shares of the Money Market Portfolio.  The bar chart shows changes in the Retail Shares of the Money Market Portfolio’s performance from year to year.  The table shows the Portfolio’s average annual total returns for the last one year and since inception periods.  While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.  The current 7-day yield for the Retail Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

[Graph to be inserted: Money Market Portfolio – Retail Shares for calendar years ended ____ through 2009]

Calendar Year End	% of Total Return
[2000	]
2001	]
2002	]
2003	]
2004	]
2005	]
2006	]
2007	]
2008	]
2009	]

As of June 30, 2010, the Money Market Portfolio Retail Shares had a year-to-date return of[ 0.53%.]

[The Money Market Portfolio Retail Shares’ highest quarterly return was 1.65% for the quarter ended September 30, 2000; the lowest quarterly return was 0.17% for the quarter ended June 30, 2009.]

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2009

Retail Shares
One Year	[3.10%]
Since Inception*	[4.21%]

*             The inception date for the Money Market Portfolio’s Retail Shares was November 28, 2006.

Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Money Market Portfolio Retail Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang Funds, 600 Fifth Avenue – 8th Floor, New York, NY 10020), by bank wire,  by electronic funds transfer or through a financial intermediary.  The minimum initial investment amount is $5,000 and the minimum amount for subsequent investments is $100.

Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY OF THE RETAIL SHARES OF THE U.S. TREASURY PORTFOLIO

Investment Objective

The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.  There is no assurance that the Portfolio will achieve its investment objective.

Fees and Expenses of the U.S. Treasury Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Retail Shares of the U.S. Treasury Portfolio.

U.S. Treasury Portfolio Retail Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Wire Redemption Fee	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		[0.12%]
Distribution and Service (12b-1) Fees		[0.00%]
Other Expenses (includes Administration Fees listed below)		[0.17%]
Administration Fees	[0.05%]
Total Annual Fund Operating Expenses		[0.29%]

Example

This Example is intended to help you compare the cost of investing in the Retail Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Retail Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Retail Shares of the U.S. Treasury Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Treasury Portfolio - Retail Shares:	[$30	$93	$163	$368]

Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less.  Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•
The U.S. Treasury Portfolio’s investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Retail Shares of the U.S. Treasury Portfolio.  The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Treasury Portfolio’s performance from year to year.  The table shows the Portfolio’s average annual total returns for the one year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.  The current 7-day yield for the Retail Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 750-7862.

[Graph to be inserted – U.S. Treasury Portfolio – Retail Shares for calendar years ended _____ through 2009]

Calendar Year End	% of Total Return
[2000	]
2001	]
2002	]
2003	]
2004	]
2005	]
2006	]
2007	]
2008	]
2009	]

As of June 30, 2010, the U.S. Treasury Portfolio Retail Shares had a year-to-date return of [0.01%].

[The U.S. Treasury Portfolio Retail Shares’ highest quarterly return was 1.53% for the quarter ended December 31, 2000; the lowest quarterly return was 0.00% for the quarter ended June 30, 2009.]

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2009

Retail Shares
One Year	[3.10%]
Since Inception*	[4.21%]

*      The inception date for the U.S. Treasury Portfolio’s Institutional Shares was December 12, 2006.

Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem U.S. Treasury Portfolio Retail Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang Funds, 600 Fifth Avenue – 8th Floor, New York, NY 10020), by bank wire,  by electronic funds transfer or through a financial intermediary.  The minimum initial investment amount is $5,000 and the minimum amount for subsequent investments is $100.

Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY OF THE RETAIL SHARES OF THE U.S. GOVERNMENT PORTFOLIO
Investment Objective

The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.  There is no assurance that the Portfolio will achieve its investment objective.

Fees and Expenses of the U.S. Government Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Retail Shares of the U.S. Government Portfolio.

U.S. Government Portfolio Retail Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Wire Redemption Fee	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		[0.12%]
Distribution and Service (12b-1) Fees		[0.00%]
Other Expenses (includes Administration Fees listed below)		[0.17%]
Administration Fees	[0.05%]
Total Annual Fund Operating Expenses		[0.29%]

Example

This Example is intended to help you compare the cost of investing in the Retail Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Retail Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Retail Shares of the U.S. Government Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Government Portfolio - Retail Shares:	[$30	$93	$163	$368]

Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, (“Government Securities”) with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•
The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities.  Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal.  Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Retail Shares of the U.S. Government Portfolio.  The bar chart shows changes in the Retail Shares of the U.S. Government Portfolio’s performance from year to year.  The table shows the Portfolio’s average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.  The current 7-day yield for the Retail Shares of the U.S. Government Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

[Graph to be inserted – U.S. Government Portfolio – Retail Shares for calendar years ended ____ and 2009]
Calendar Year End	% of Total Return
[2000	]
2001	]
2002	]
2003	]
2004	]
2005	]
2006	]
2007	]
2008	]
2009	]

As of June 30, 2010, the U.S. Government Portfolio Retail Shares had a year-to-date return of [0.18%].

The U.S. Government Portfolio Retail Shares’ highest quarterly return was [1.22% for the quarter ended June 30, 2007]; the lowest quarterly return was [0.08% for the quarter ended June 30, 2009.]

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2009

Retail Shares
One Year	[3.10%]
Since Inception*	[4.21%]

*        The inception date for the U.S. Government Portfolio’s Retail Shares was December 12, 2006.

Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem U.S. Government Portfolio Retail Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang Funds, 600 Fifth Avenue – 8th Floor, New York, NY 10020), by bank wire,  by electronic funds transfer or through a financial intermediary.  The minimum initial investment amount is $5,000 and the minimum amount for subsequent investments is $100.

Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY OF THE RETAIL SHARES OF THE MUNICIPAL PORTFOLIO

Investment Objective

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.  There is no assurance that the Portfolio will achieve its investment objective.

Fees and Expenses of the Municipal Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Retail Shares of the Municipal Portfolio.

Municipal Portfolio Retail Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Wire Redemption Fee	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		[0.12%]
Distribution and Service (12b-1) Fees		[0.00%]
Other Expenses (includes Administration Fees listed below)		[0.17%]
Administration Fees	[0.05%]
Total Annual Fund Operating Expenses		[0.29%]

Example

This Example is intended to help you compare the cost of investing in the Retail Shares of the Municipal Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Retail Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Retail Shares of the Municipal Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Municipal Portfolio - Investor Shares:	[$30	$93	$163	$368]

Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax.  For purposes of this test only, net assets include borrowings for investment purposes.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.  The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•
The Municipal Portfolio invests in municipal debt obligations.  The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation.  In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Retail Shares of the Municipal Portfolio.  The bar chart shows changes in the Retail Shares of the Municipal Portfolio’s performance from year to year.  The table shows the Portfolio’s average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.  The current 7-day yield for the Retail Shares of the Municipal Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

[Graph to be inserted – Municipal Portfolio – Retail Shares for calendar years ended _____ through 2009]

Calendar Year End	% of Total Return
[2000	]
2001	]
2002	]
2003	]
2004	]
2005	]
2006	]
2007	]
2008	]
2009	]

As of June 30, 2010, the Municipal Portfolio Retail Shares had a year-to-date return of [0.47%.]

The Municipal Portfolio Retail Shares’ highest quarterly return was [0.91% for the quarter ended June 30, 2007; the lowest quarterly return was 0.20% for the quarter ended June 30, 2009.]

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2009

Retail Shares
One Year	[3.10%]
Since Inception*	[4.21%]

*The inception date for the Municipal Portfolio’s Retail Shares was December 8, 2006.

Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Municipal Portfolio Retail Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang Funds, 600 Fifth Avenue – 8th Floor, New York, NY 10020), by bank wire,  by electronic funds transfer or through a financial intermediary.  The minimum initial investment amount is $5,000 and the minimum amount for subsequent investments is $100.

Tax Information

The Portfolio intends to distribute income that is exempt from regular federal income tax.  It is possible that a portion of the Portfolio’s distributions may be subject to state, local or federal income taxes or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
Investment Objectives

The investment objective of the Money Market Portfolio, the U.S. Treasury Portfolio and the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

There can be no assurance that a Portfolio will achieve its investment objective.

The investment objective of any Portfolio of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of such Portfolio.

Principal Investment Strategies

Generally

In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations.  The Fund will only invest in securities which are denominated in United States dollars.  Other regulations pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less.  Also, the average maturity for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, will be 60 days or less. The maturities of variable rate demand instruments held in the Money Market Portfolio and Municipal Portfolio will be deemed to be the longer of the period required before these Portfolios are entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The average life for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, and considered as a whole, will be 120 days or less.  The average life calculation differs from the average maturity calculation discussed above because the average maturity calculation allows the Fund to deem a security to have a shorter maturity date because of an interest rate readjustment.  The average life calculation does not shorten the maturity date because of an interest rate readjustment, but instead is based on a security’s stated final maturity or, when relevant, the date of the next demand feature when the fund may receive payment of principal and interest (such as a put feature).

With respect to the Money Market Portfolio, the U.S. Treasury Portfolio and the U.S. Government Portfolio, the Portfolios will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Portfolios would have invested less than 10% of their respective total assets in Daily Liquid Assets.  As defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), currently Daily Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; or securities that will mature or are subject to a demand feature that is exercisable and payable within one business day (collectively, “Daily Liquid Assets”).

The Portfolios will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Portfolio would have invested less than 30% of its total assets in Weekly Liquid Assets.  As defined in Rule 2a-7 under the 1940 Act, currently Weekly Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”).  The Portfolios may maintain a higher percentage of their total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Fund’s Board of Trustees.

The Fund will only invest in either securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or in unrated securities but which have been determined by the Fund’s investment manager to be of comparable quality.

Each Portfolio of the Fund shall invest not more than 5% of its total assets in securities issued by a single issuer, except for U.S. Government Obligations.

With respect to 75% of its total assets, each Portfolio shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution, except for U.S. Government Obligations.

The Fund’s investment manager considers the following factors when buying and selling securities for each of the Fund’s Portfolios:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

As a temporary defensive measure a Portfolio may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund’s investment manager.  Such a temporary defensive position may cause the Portfolio to not achieve its investment objective.

Money Market Portfolio

The Money Market Portfolio intends to attain its investment objective through investments in the following securities:

(i)	United States Government Securities:

The Money Market Portfolio may purchase short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.  These obligations include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of certain agencies and instrumentalities established under the authority of an act of Congress.  Some of these securities are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the United States Treasury, and still others are supported only by the credit of the agency or instrumentality.

(ii)
Domestic and Foreign Bank Obligations: The Money Market Portfolio may purchase securities issued by foreign governments, or any of their political subdivisions or agencies or instrumentalities, certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks.  Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time.  Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate.  Time deposits purchased by the Fund will not benefit from insurance from the FDIC.  Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.

The Money Market Portfolio limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of one billion dollars or the equivalent in other currencies.  The Money Market Portfolio limits its investments in obligations of domestic and foreign branches of foreign banks to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets.  These investments must also meet the quality criteria discussed above under “Principal Investment Strategies – Generally.”

The Money Market Portfolio generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion.  However, the total assets of a bank will not be the sole factor determining the Money Market Portfolio’s investment decisions and the Money Market Portfolio may invest in bank instruments issued by institutions which the investment manager believes present minimal credit risks.

The Money Market Portfolio may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks (“Eurodollar” obligations) and domestic branches of foreign banks (“Yankee dollar” obligations). The Money Market Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Money Market Portfolio’s investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks.  Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate.  The Money Market Portfolio will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of such Portfolio’s total assets at the time of purchase.

Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers, (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations, (vi)  the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers.  In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

(iii)
Variable Amount Master Demand Notes:  The Money Market Portfolio may purchase variable amount master demand notes.  These instruments are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria discussed above under “Principal Investment Strategies – Generally.”  The interest rate on a variable amount master demand note is periodically adjusted according to a prescribed formula.  Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.

(iv)
Loan Participation Interests: The Money Market Portfolio may purchase participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards applicable to bank instruments as set forth above.

(v)
Commercial Paper and Certain Debt Obligations:  The Money Market Portfolio may purchase commercial paper or similar debt obligations.  Commercial paper is generally considered to be short-term unsecured debt of corporations.

(vi)
Repurchase Agreements: The Money Market Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Money Market Portfolio.  A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

U.S. Treasury Portfolio

The U.S. Treasury Portfolio intends to attain its investment objective through investments limited to obligations issued or guaranteed by the United States Government including repurchase agreements covering those types of obligations.  Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund will enter into repurchase agreements for inclusion in the U.S. Treasury Portfolio only if the instruments serving as collateral for the agreements are eligible for inclusion in the U.S. Treasury Portfolio.

The Portfolio’s investments may include the following securities:

(i)
United States Treasury Obligations:  Obligations issued by the full faith and credit of the United States.  U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii)
Other United States Government Obligations:  Marketable securities and instruments issued or guaranteed by the full faith and credit of the United States Government. Such obligations include obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration.

(iii)
Repurchase Agreements: The U.S. Treasury Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government.  A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

The investment policies of the U.S. Treasury Portfolio may produce a lower yield than a policy of investing in other types of instruments.  The yield of the U.S. Treasury Portfolio is likely to be lower than the yield of the Money Market Portfolio.

U.S. Government Portfolio

Under normal market circumstances, the U.S. Government Portfolio will invest at least 80% of its net assets in short-term Government Securities with maturities of 397 days or less and repurchase agreements which are collateralized by the foregoing securities.  For purposes of this test only, net assets include borrowings for investment purposes.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Portfolio’s investments may include the following securities:

(i)	United States Treasury Obligations:

Obligations issued by the full faith and credit of the United States.  U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii)	Other Obligations of U.S. Government agencies and instrumentalities:

Marketable securities and instruments issued by government-sponsored agencies and enterprises acting under authority of Congress.  Although obligations of federal agencies and instrumentalities are not debts of the U.S. Treasury, in some cases, payment of interest and principal on such obligations is guaranteed by the U.S. Government, e.g., obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration; in other cases payment of interest and principal is not guaranteed, e.g., obligation of the Federal Home Loan Bank System and the Federal Farm Credit Bank.  The Fund will invest in the securities of those agencies that are not guaranteed or backed by the full faith and credit of the U.S. Government only when the Manager, in its sole discretion, is satisfied that the credit risk with respect to a particular agency or instrumentality is minimal.

(iii)
Repurchase Agreements: The U.S. Government Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.  A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

Municipal Portfolio

Under normal market circumstances, the Municipal Portfolio will invest at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax.  For purposes of this test only, net assets include borrowings for investment purposes.  The Fund will provide shareholders with at least 60 days’ prior notice of any changes in this policy. The Municipal Portfolio intends to attain its investment objective through investments in the following securities:

(i)
Municipal Securities: The Municipal Portfolio may purchase high quality tax-exempt money market instruments (“Municipal Securities”), including debt obligations issued to obtain funds for various public purposes (e.g., the construction of a wide range of public facilities), the refunding of outstanding obligations, the obtaining of funds for general operating expenses and lending such funds to other public institutions and facilities.  The Portfolio may also invest in certain types of private activity bonds or industrial development bonds, issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.  Such obligations are considered to be Municipal Securities provided that the interest paid thereon generally qualifies as exempt from regular federal income tax in the opinion of bond counsel.  Interest on certain Municipal Securities may give rise to federal alternative minimum tax liability and may have other federal income tax consequences.

(ii)
Repurchase Agreements: The Municipal Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Municipal Portfolio.  A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

Risks

The Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund’s investments could cause its share price (and the value of your investment) to change.

Investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government.  Although many U.S. Government securities purchased by the Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the United States. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, a Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

The U.S. Government securities that the Fund may purchase include:

•	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

•
Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (Ginnie Mae) and the Federal Housing Administration (FHA).

•
Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.

•
Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

Since the Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Money Market Portfolio may be subject to additional investment risks when compared with those incurred by a fund which invests only in domestic issuers.  Foreign securities markets generally are not as developed or efficient as those in the United States.  Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers.  Similarly, volume in most foreign securities markets is less than in the United States.  The issuers of some of these securities may be subject to less stringent or different regulation than are United States issuers.  In addition, there may be less publicly available information about a non-United States issuer, and non-United States issuers generally are not subject to uniform accounting and financial reporting standards and requirements. Additional risks associated with foreign investments might include adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities. Furthermore, some of these foreign securities may be subject to stamp, withholding or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

The U.S. Treasury Portfolio and U.S. Government Portfolio may invest in senior unsecured debt of banks, thrifts, and certain holding companies that are guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program. Although these investments are guaranteed under the FDIC's Temporary Liquidity Guarantee Program and are backed by the full faith and credit of the United States, such guarantee does not extend to shares of the Portfolios. The Portfolios’ investments in debt issued by private issuers that is guaranteed under the FDIC's Temporary Liquidity Guarantee Program are subject to certain risks, including, the risk that a trustee appointed by the private issuer of the debt fails to follow the specified FDIC claims process, and therefore the holders of such debt, including the Portfolios, may be deprived of all rights and remedies with respect to the FDIC guarantee claim. In addition, the Portfolios are subject to the risk that the payments by the FDIC pursuant to its guarantee will be delayed from the date payments are due under the terms of the debt. These risks could adversely affect the value of these securities.

The investment policies of the U.S. Government Portfolio may produce a lower yield than a policy of investing in other types of instruments.  The yield of the U.S. Government Portfolio is likely to be lower than the yield of the Money Market Portfolio.

Since the Municipal Portfolio invests in municipal debt obligations, the value of these municipal obligations may be affected by uncertainties on the municipal debt market related to taxation.  In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

Portfolio Holdings

A schedule of each Portfolio’s holdings, current as of month-end, will be available on the Fund’s website no earlier than 5 days after the end of each month.  This information will remain available on the website at least until updated for the next month or until the Fund files with the Securities and Exchange Commission (“SEC”) its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period.  The most recent schedule is available on the Fund’s website at http://www.money-funds.com/portfolioholdings or by calling toll free at (800) 433-1918.  The Fund may terminate or modify this policy at any time without further notice to shareholders, including making additional disclosure of the Fund’s portfolio holdings on the Fund’s website.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

MANAGEMENT, ORGANIZATION AND  CAPITAL STRUCTURE

The Fund’s investment manager is Reich & Tang Asset Management, LLC (the “Manager”).  The Manager’s principal business office is located at 600 Fifth Avenue, New York, NY 10020.  As of June 30, 2010, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $[____] billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of eleven portfolios of registered investment companies, of which it acts as administrator for six.  The Manager also advises high net worth individuals, private funds, pension trusts, profit-sharing trusts and endowments.

Pursuant to the Investment Management Contract between the Fund and the Manager, the Manager manages each Portfolio’s securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund.  Pursuant to the Investment Management Contract, each of the Portfolios pays an annual management fee of 0.12% of each Portfolio’s average daily net assets.  For the fiscal year ended March 31, 2010, following a voluntary fee waiver, the Fund paid the Manager a management fee equal to [0.11%] of the Money Market, [0.12%] of the U.S. Treasury, [0.12%] of the U.S. Government and [0.05%] of the Municipal Portfolios’ average daily net assets.  A discussion regarding the basis for the Board of Trustees approving the continuance of the Investment Management Contract is available in the Fund’s annual report for the period ended March 31, 2010.

Pursuant to the Administrative Services Contract between the Fund and the Manager, the Manager provides all management and administrative services reasonably necessary for the Fund’s operation, other than those services that the Manager provides to the Fund pursuant to the Investment Management Contract.  The Manager also provides the Fund with personnel to perform all of the clerical and accounting type functions not performed by the Manager pursuant to the Investment Management Contract and the Administrative Services Contract. For its services under the Administrative Services Contract, the Fund pays the Manager an annual fee of 0.05% of each Portfolio’s average daily net assets. For the fiscal year ended March 31, 2009, following a voluntary fee waiver, the Fund paid the Manager a fee for administrative services equal to [0.00%] of the Money Market, [0.02%] of the U.S. Treasury, [0.00%] of the U.S. Government, and [0.02%] of the Municipal Portfolios’ average daily net assets.

The Manager and Distributor have agreed not to modify or terminate their fee waiver arrangements through July 31, 2011, without the prior approval of the Fund’s Board of Trustees.  Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares.

In addition, Reich & Tang Distributors, Inc. (the “Distributor”), receives a servicing fee equal to 0.25% per annum of the average daily net assets of the Retail Shares of each Portfolio under the Shareholder Servicing Agreement.  The fees are accrued daily and paid monthly.

Investment management fees and operating expenses, which are attributable to more than one Class of the Fund, will be allocated daily to each Class of shares based on the percentage of shares outstanding at the end of the day.  For the fiscal year ended March 31, 2010, following voluntary fee waivers, the Fund paid the Distributor [              ].

SHAREHOLDER INFORMATION

The Fund sells and redeems its shares on a continuing basis at their net asset value.  The Fund does not impose a charge for either purchases or redemptions, although there may be a fee imposed on certain wire redemption requests.  All transactions in Fund shares are processed through the Fund’s transfer agent or its principal underwriter, as appropriate, which accept orders for purchases and redemptions from Participating Organizations (see “Investments Through Participating Organizations” for a definition of Participating Organizations) and from investors directly.

Pricing of Fund Shares

The net asset value of each Portfolio of the Fund’s shares is determined as of 4:00 p.m., Eastern time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except (i) days on which the New York Stock Exchange is closed for trading (i.e., national holidays) and (ii) Columbus Day and Veterans’ Day.  However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value.  The net asset value is computed by dividing the value of each Portfolio’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding.  Each Portfolio intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

The Fund’s portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.  If fluctuating interest rates or credit issues cause the market value of the Fund’s share price to be less than $0.997 or greater than $1.003, the Board of Trustees will consider whether any action should be initiated to prevent the share price from going below $0.995 per share or above $1.005 per share. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price the Fund would receive if the instrument were sold.

Shares are issued as of the first determination of the Portfolio’s net asset value per share made after acceptance of the investor’s purchase order.  In order to maximize earnings on its Portfolios, the Fund normally has its assets as fully invested as is practicable.  Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as “Federal Funds”).  Portfolio shares begin accruing income on the day the shares are issued to an investor.

The Fund reserves the right to reject any purchase order of its shares.  In addition, the Fund does not accept cash, and may refuse to accept cash equivalents (i.e., travelers cheques, money orders, cashier’s checks or similar instruments) and certain other forms of payment at its discretion.

Subscribing to the Fund

At the time of initial investment in the Fund, investors must elect on their fund application the Class of shares of the Portfolio in which they wish to invest.  Subject to the Portfolios’ initial investment minimums, investors may divide their investment in the Fund between the Portfolios in any manner they choose by submitting the Fund application with their choices.  Investors may purchase shares of the Portfolios from a Participating Organization or directly.  Certain Participating Organizations are compensated for their services by the Manager and/or the Distributor.

Shareholders will have a separate account with the Fund for each Portfolio in which they invest.  Certificates for Fund shares will not be issued to investors.

Purchase of Fund Shares

The Fund does not accept a purchase order from investors investing in the Fund directly (i.e., not through Participating Organizations) until an investor’s payment has been converted into Federal Funds and is received by the Fund’s transfer agent, or its principal underwriter, as appropriate.  Orders from these direct investors that are accompanied by Federal Funds and received after 4:00 p.m., Eastern time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day.

Investors may, if they wish, invest in the Fund through a Participating Organization with which they have accounts.  Generally, all other investors, and investors who have accounts with Participating Organizations but do not wish to invest in the Fund through them, may invest in the Fund directly.  Direct shareholders generally do not receive the benefit of the servicing functions performed by a Participating Organization.

For the Retail Shares, the minimum initial investment for each Portfolio is $5,000 and for subsequent investments is $100.  In addition, the Fund may impose different minimum investment requirements for clients of certain financial intermediaries with which the Distributor has entered into an agreement.  The Fund may waive any minimum purchase requirements.

The Fund will provide each shareholder, except certain investors, with a personalized monthly statement listing (i) the total number of Fund shares owned as of the statement closing date, (ii) purchases and redemptions of Fund shares, and (iii) the dividends paid on Fund shares (including dividends paid in cash or reinvested in additional Fund shares).

Investments Through Participating Organizations

Generally, investors purchasing shares through a Participating Organization are referred to as Participant Investors.  Participating Organizations are securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund.  When instructed by a Participant Investor to purchase or redeem Fund shares, the Participating Organization, on behalf of the Participant Investor, transmits to the Fund’s transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations may confirm to Participant Investors each purchase and redemption of Fund shares for their accounts.  Also, Participating Organizations may send periodic account statements to their customers showing (i) the total number of Fund shares owned by each Participant Investor as of the statement closing date, (ii) purchases and redemptions of Fund shares by each Participant Investor during the period covered by the statement, and (iii) the income earned by Fund shares of each Participant Investor during the statement period (including dividends paid in cash or reinvested in additional Fund shares).  Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.

Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures.  In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly, may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly.  Accordingly, the net yield to investors who invest through Participating Organizations may be less than the net yield that could be achieved by investing in the Fund directly.  Participating Organizations may also set deadlines for receipt of orders from Participant Investors that are earlier than the order deadline of the Fund due to processing or other reasons.  A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

Qualified Participating Organizations may transmit an investor’s purchase or redemption order to the Fund’s transfer agent after 4:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before 4:00 p.m. Eastern time on that day. The investor will then receive the net asset value of the Fund’s shares determined as of 4:00 p.m. Eastern time on the day he placed his order with the qualified Participating Organization.  Participating Organizations are responsible for instituting procedures to ensure that purchase orders by their respective clients are processed expeditiously.

Initial Direct Purchases of Shares

Investors who wish to invest in the Fund directly may obtain a current Prospectus and the Fund application necessary to open an account by telephoning the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day.

Mail and Personal Delivery

Investors may send or deliver a check made payable to “Daily Income Fund” along with a completed Fund application to:

Daily Income Fund
c/o Reich & Tang Funds
600 Fifth Avenue - 8th Floor
New York, New York 10020

Checks are accepted subject to collection at full value in United States currency.  Payment by a check drawn on any member of the Federal Reserve System will normally be converted into Federal Funds within two business days after receipt of the check.  Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds.

Bank Wire

To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor, prior to his or her initial purchase of shares, should first telephone the Fund at (212) 830-5345 or toll free at

(800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day to obtain a Fund application necessary to open a new account.  The investor should complete and fax the Fund application along with any required documentation to the Fund at (212) 830-5476.  The original Fund application and documentation should then be mailed to the address specified under “Mail and Personal Delivery.”  The investor should then telephone the Fund at the above number to obtain a new account number and then instruct a member bank of the Federal Reserve System to wire the amount of the investment immediately to:

The Bank of New York Mellon
ABA # 021000018
Reich & Tang Funds
DDA # 890040352-7
For Daily Income Fund
Name of Portfolio
Account of (Investor’s Name)
Fund Account #

An account will not be opened until the Fund has received the Fund application and required documentation in proper form and has accepted the purchase order for its shares.

There may be a charge by the investor’s bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds.  The Fund does not charge investors in the Fund for its receipt of wire transfers.  Payment in the form of a “bank wire” received prior to 4:00 p.m., Eastern time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

Electronic Funds Transfers (EFT), Pre-authorized Credit and Direct Deposit Privilege

You may purchase shares of the Fund (minimum of $100) by having salary, dividend payments, interest payments or any other payments designated by you, including federal salary, social security, or certain veteran’s, military or other payments from the federal government, automatically deposited into your Fund account. You can also have money debited from your checking account. To enroll in any one of these programs, please contact your broker or the Fund for the appropriate form. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Upon notification of death or legal incapacity your participation in the Privilege will automatically terminate. Further, the Fund may terminate your participation in the Privilege upon 30 days’ notice to you.

Subsequent Purchases of Shares

Subsequent purchases can be made by bank wire, as indicated above, or by mailing a check to:

Daily Income Fund
c/o Reich & Tang Funds
P.O. Box 13232
Newark, New Jersey 07101-3232

There is a $100 minimum for the Retail Shares for subsequent purchases of shares.  All payments should clearly indicate the shareholder’s account number.  If your check is returned unpaid due to insufficient funds, your order will be cancelled and your account will be charged a $20.00 fee for each returned check.

Provided that the information on the application form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new Fund application at any time during the year the shareholder’s account is closed or during the following calendar year.

Redemption of Shares

A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Portfolio following receipt by the Fund’s transfer agent of the redemption order (and any supporting documentation that the Fund’s transfer agent may require).  Normally, payment for redeemed shares is made on the same Fund Business Day the redemption is effected, if the redemption proceeds are paid by wire (on the next Fund Business Day if paid by check).  However, redemption payments will not be paid out unless the check (including a certified or cashier’s check) used for investment has been cleared for payment by the investor’s bank, which could take up to 15 days after investment.  Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.

A shareholder’s original Fund application permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below.  A shareholder may only change the instructions indicated on his original Fund application by transmitting a written direction to the Fund’s transfer agent.  Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

When a signature guarantee is called for, the shareholder should have “Signature Guaranteed” stamped under his signature.  It should be signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund’s transfer agent’s standards and procedures.

Written Requests

Shareholders may make a redemption in any amount by sending a written request to the Fund addressed to:

Daily Income Fund
c/o Reich & Tang Funds
600 Fifth Avenue - 8th Floor
New York, New York 10020

All written requests for redemption must be signed by the shareholder, in each case with signature guaranteed, unless otherwise indicated on the Fund application or in a subsequent written authorization.

Normally the redemption proceeds are paid by check and mailed to the shareholder at the address of record.

Checks

By making the appropriate election on their Fund application, shareholders may request a supply of checks that may be used to effect redemptions from the Class of shares of the Fund in which they invest.  The checks, which will be issued in the shareholder’s name, are drawn on a special account maintained by the Fund with the Fund’s agent bank.  Checks may be drawn in any amount of $250 or more.  When a check is presented to the Fund’s agent bank, it instructs the Fund’s transfer agent to redeem a sufficient number of full and fractional shares in the shareholder’s account to cover the amount of the check.  The use of a check to make a withdrawal enables a shareholder in the Fund to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears.  Checks provided by the Fund may not be certified.  Investors who purchase Fund shares by check may not receive their redemption proceeds until the check has cleared, which can take up to 15 days following the date of purchase.

There is no charge to the shareholder for checks provided by the Fund, although there may be fees charged for checks provided in connection with certain cash management programs offered through Participating Organizations.  The Fund reserves the right to impose a charge or impose a different minimum check amount in the future.

Shareholders electing the checking option are subject to the procedures, rules and regulations of the Fund’s agent bank governing checking accounts.  Checks drawn on a jointly owned account may, at the shareholder’s election, require only one signature.  Checks in amounts exceeding the value of the shareholder’s account at the time the check is presented for payment will not be honored.  Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check.  Shareholders will be charged a $16 fee for any stop payment requests, a $15 fee if the Fund is requested to deliver a supply of checks overnight and a $4 fee for each copy of a check requested.  In addition, the Fund reserves the right to charge the shareholder’s account a fee of up to $20 for checks not honored as a result of an insufficient account value, a check deemed not negotiable because it has been held longer than six months, an unsigned check and/or a post-dated check.  The Fund reserves the right to terminate or modify the check redemption procedure at any time or to impose additional fees following notification to the Fund’s shareholders.

Corporations and other entities electing the checking option are required to furnish a certified resolution or other evidence of authorization in accordance with the Fund’s normal practices.  Individuals and joint tenants are not required to furnish any supporting documentation.  Appropriate authorization forms will be sent by the Fund or its agents to corporations and other shareholders who select this option.  As soon as the authorization forms are filed in good order with the Fund’s agent bank, the Fund will provide the shareholder with a supply of checks.

Telephone

The Fund accepts telephone requests for redemption from shareholders who elect this option on their Fund application. The proceeds of a telephone redemption may be sent to the shareholder at their address of record or to their bank account, both as set forth in the Fund application or in a subsequent signature guaranteed written authorization.  The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them.  Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000.  For telephone requests for wire redemptions of less than $10,000, the Fund charges a $15 fee.  The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification at the time of such redemption request.  Failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for the losses incurred by investors due to unauthorized or fraudulent telephone redemptions.

A shareholder making a telephone withdrawal should call the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day, and state: (i) the name of the shareholder appearing on the Fund’s records, (ii) the shareholder’s account number with the Fund, (iii) the amount to be withdrawn, (iv) whether such amount is to be forwarded to the shareholder’s designated bank account, and (v) the name and phone number of the person requesting the redemption.  Usually the proceeds are sent to the designated bank account or address of record on the same Fund Business Day the redemption is effected, if the redemption proceeds are being paid by wire (or to the address of record on the next Fund Business Day if paid by check).  The Fund may modify or discontinue the telephone redemption option at any time and will notify shareholders accordingly.

Generally

There is no redemption charge, although there may be a fee charged on certain wire redemption requests, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals.  Proceeds of redemptions are paid by check.  Unless other instructions are given in proper form to the Fund’s transfer agent, a check for the proceeds of a redemption will be sent to the shareholder’s address of record.  If a shareholder elects to redeem all of his or her shares of a Portfolio, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption.  A redemption of shares may result in taxable income to the shareholder.

The right of redemption generally may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) any period during which the SEC determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, (iv) such other period as the SEC may by order permit for the protection of the shareholders of the Fund, or (v) a situation where the Fund needs to rely on Rule 22e-3 under the 1940 Act in order to facilitate an orderly liquidation of the Fund.

The Fund and its agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations.  Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.

The Fund reserves the right to redeem the shares of any shareholder if the total value of all the remaining shares in the shareholder’s or its Participating Organization’s account after a withdrawal is less than $5,000 for the Retail Shares.  Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or, alternatively the Fund may impose a monthly service charge of $10 on such accounts which does not require prior written notice.  For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization.  The Participating Organization will be responsible for notifying the Participant Investor of the proposed mandatory redemption.  A shareholder or Participating Organization who receives such a notice may avoid mandatory redemption by purchasing sufficient additional shares to increase its account value to the minimum amount during the notice period. Shareholders who purchase shares under these circumstances are not subject to the normal minimums for subsequent purchases.

In addition, in accordance with applicable customer identification regulations, the Fund reserves the right to redeem the shares of any shareholder and close the shareholder’s account if the Fund and its agents are unable to verify the shareholder’s identity within a reasonable time after the shareholder’s account is opened.  If the Fund closes a shareholder’s account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.

Automatic Withdrawal Plan

Shareholders may elect to withdraw shares and receive payment from the Fund of a specified amount of $50 or more automatically on a monthly or quarterly basis.  The monthly or quarterly withdrawal payments of the specified amount are made by the Fund on the date specified on the Automatic Withdrawal Authorization form.  Whenever such day of the month is not a Fund Business Day, the payment date is the Fund Business Day preceding the day of the month specified on the Automatic Withdrawal Authorization form.  In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value on the Fund Business Day immediately preceding the date of payment.  To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder’s investment.

The election to receive automatic withdrawal payments may be made at the time of the original application by completing an Automatic Authorization Withdrawal form.  The election may also be made, changed or terminated at any later time by sending a signature guaranteed written request to the Fund’s transfer agent.  Because the withdrawal plan involves the redemption of Fund shares, such withdrawals may constitute taxable events to the shareholder.  However, the Fund does not expect that there will be any realized capital gains.

Dividends and Distributions

The Fund declares dividends equal to all its net investment income (excluding capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly.  There is no fixed dividend rate.  In computing these dividends, interest earned and expenses are accrued daily.

Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash.  The reinvestment of capital gains or any taxable dividends does not avoid a taxable event to the shareholder, even though such shareholder has not received a cash distribution to pay the resulting tax, if any.  See “Tax Consequences.”

Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution.  If the shareholder makes no election, the Fund will make the distribution in shares.  There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions.

While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year’s net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments.  Except as described herein, each Portfolio’s net investment income (excluding capital gains, if any) will be declared as a dividend on each Fund Business Day.  The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day.  The Fund pays dividends monthly.  There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

Because the Retail Shares bear the service fee under the Fund’s 12b-1 Plan, the net income of and the dividends payable to this share class may be lower than the net income of and dividends payable to the other share classes of the Fund.  Dividends paid to each Class of shares of each Portfolio of the Fund will, however, be declared on the same days at the same times and, except as noted with respect to the service fees payable under the Fund’s 12b-1 Plan, will be determined in the same manner and paid in the same amounts.

Exchange Privilege

Shareholders of the Fund are entitled to exchange some or all of their Class of shares in the Fund for shares of the same Class of certain other investment companies that retain Reich & Tang Asset Management, LLC as investment manager and that participate in the exchange privilege program with the Fund.  If only one Class of shares is available in a particular exchange fund, the shareholders of the Fund are entitled to exchange their shares for the shares available in that exchange fund. If a particular exchange fund has more than one available class of shares the shareholders of the Fund are entitled to exchange their shares for a comparable class of shares available in the exchange fund.    In the future, the exchange privilege program may be extended to other investment companies that retain Reich & Tang Asset Management, LLC as investment adviser or manager.

There is no charge for the exchange privilege or limitation as to frequency of exchange.  The minimum amount for an exchange is $1,000.  However, shareholders who are establishing a new account with an investment company through the exchange privilege must ensure that a sufficient number of shares are exchanged to meet the minimum initial investment required for the investment company into which the exchange is being made. Each Class of shares is exchanged at its respective net asset value.

The exchange privilege provides shareholders of the Fund with a convenient method to shift their investment among different investment companies when they feel such a shift is desirable.  The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold.  Shares of the same Class may be exchanged only between investment company accounts registered in identical names.  Before making an exchange, an investor should review the current prospectus of the investment company into which the exchange is to be made.  An exchange will be a taxable event to an exchanging shareholder.  See “Tax Consequences.”

Instructions for exchanges may be made by sending a written request to:

Daily Income Fund
c/o Reich & Tang Funds
600 Fifth Avenue-8th Floor
New York, New York 10020

or, for shareholders who have elected that option, by telephoning the Fund at (212) 830-5345 or toll free at (800) 433-1918.  The Fund reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time.

Frequent Trading

The Reich & Tang family of funds discourages short-term or excessive trading (“frequent trading”) of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below.  Frequent trading is sometimes referred to as market timing.  Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund’s portfolio securities and the reflection of that change in the fund’s share price.  Frequent trading may dilute the value of fund shares held by long-term shareholders.  Frequent trading may also interfere with the efficient management of a fund’s portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not.  Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not.  For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund.  There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share.  In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash.  As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nonetheless, as indicated under “Pricing of Fund Shares” the Fund reserves the right to reject any purchase order for its shares for any reason and thus may exercise such right in the event it determines that a purchase order is disruptive to the Fund’s management or otherwise. The Fund’s procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Fund exercising its right to reject purchase orders it determines in its discretion to be disruptive.  The Fund may change its policies relating to frequent trading at any time without prior notice to shareholders.

Tax Consequences

The Fund intends to continue to qualify for the income tax treatment applicable to a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for each Portfolio.  To qualify as a regulated investment company, each Portfolio must meet certain tests concerning its investments and distributions.  For each year a Portfolio qualifies as a regulated investment company, the Portfolio will not be subject to federal income tax on its investment company taxable income (which generally consists of ordinary income, including taxable interest, and realized net short-term capital gains in excess of realized net long-term capital losses, if any) and net long-term capital gains distributed to its shareholders in the form of dividends or capital gain distributions.  Additionally, each Portfolio will not be subject to a federal excise tax if the Portfolio distributes each year at least 98% of its ordinary income and 98% of its capital gain income to its shareholders and any undistributed and untaxed amounts from prior years.

Dividends of investment company taxable income are taxable to the recipient shareholders as ordinary income.  The Fund expects that as a result of its investment objectives, except as provided in the following paragraph, distributions will (i) consist primarily of ordinary income, (ii) in the case of corporate shareholders, not be eligible for the dividends received deduction, and (iii) in the case of individual shareholders, not be eligible for the reduced tax rate currently applicable to certain qualified dividend income.  Dividends and distributions are treated in the same manner for federal income tax purposes whether the shareholders receive cash or additional shares.  A shareholder who elects to reinvest in additional shares will be treated for tax purposes as if it had received and reinvested the cash dividend.

The Fund expects that as a result of the investment objectives of the Municipal Portfolio, distributions by the Municipal Portfolio will be exempt from regular federal income tax to the extent that they are derived from Municipal Securities and designated as exempt-interest dividends, provided that the Municipal Portfolio complies with the requirements of the Code regarding qualification to pay exempt-interest dividends.  Exempt-interest dividends received by a shareholder may be subject to federal alternative minimum tax, state and local tax, and other limitations applicable to certain shareholders.  Investors should consult their own tax advisors with respect to the treatment of exempt-interest dividends based on their specific facts.

A shareholder’s initial tax basis for its shares in the Fund will be its cost of the shares, including any fees or expenses.  The sale of shares in the Fund will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference between the shareholder’s adjusted tax basis for the shares and the proceeds received on the sale.  Gain or loss generally will be treated as capital gain or loss if the shares in the Fund are held as capital assets.  Such capital gain or loss will be long-term if the shareholder has held the shares in the Fund for more than one year, and, for individual shareholders, may qualify for the maximum capital gain tax rate of 15% (for taxable years beginning before January 1, 2011) rather than the tax rate applicable to ordinary income.  The exchange of shares of one Portfolio for shares of another Portfolio, if available, will also be treated as a taxable disposition of the shares exchanged, on which gain or loss will be recognized.  In either case, loss recognition may be affected by the loss disallowance rules of the Code.

The Fund is required by federal law to withhold 28% of reportable payments as backup withholding (which may include dividends, capital gain distributions and redemptions) paid to shareholders who have not complied with Code requirements regarding the supplying of their taxpayer identification number and the reporting of income.  In connection with this withholding requirement, a shareholder will be asked to certify on its application that the social security or tax identification number provided is correct and that the shareholder is not subject to backup withholding for various reasons including previous underreporting to the IRS.

Distributions from the U.S. Government Portfolio and U.S. Treasury Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof, and distributions from the Municipal Portfolio that are derived from interest on certain obligations of states and agencies thereof, may be exempt from state and local taxes in certain states.  Investors should consult their own tax advisors regarding specific questions as to federal, state or local taxes.   Additional tax information is provided in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

Rule 12b-1 Fees

Investors do not pay a front-end sales charge to purchase shares of the Fund.  However, the Fund pays fees in connection with distribution of shares and/or for the provision of servicing to the Retail Shares shareholders.  The Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund’s Board of Trustees has adopted a Rule 12b-1 distribution and service plan (the “Plan”), with respect to the Retail Shares of the Fund and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement and Shareholder Servicing Agreement.

Under the Distribution Agreement, the Distributor serves as distributor of the Fund’s shares.  The Distributor receives a distribution fee not to exceed 0.65% per annum of the average daily net assets of the Retail Income Shares of each Portfolio.  As agent for the Fund, the Distributor will solicit orders for the purchase of the Fund’s shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.  The Distributor may use the distribution fee to pay the cost of, and to compensate others, including Participating Organizations that provide distribution assistance with respect to these classes.  This fee is accrued daily and paid monthly.

Under the Shareholder Servicing Agreement, the Distributor receives, with respect to the Retail Shares a service fee equal to 0.25% annum of each Portfolio’s average daily net assets (the “Shareholder Servicing Fee”) for providing personal shareholder services and for the maintenance of shareholder accounts.  This fee is accrued daily and paid monthly.  Any portion of the fees may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Retail Shares of each Portfolio.  The Plan and the Shareholder Servicing Agreement provide that the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement with respect to Retail Shares or the Participating Organization agreement, as the case may be, and (ii) preparing, printing and delivering the Fund’s Prospectus to existing shareholders of the Fund and preparing and printing Fund applications for shareholder accounts.

The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee, administrative services fee, and past profits for the following purposes:  (i) to pay the cost of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Retail Shares of the Fund; (ii) to compensate Participating Organizations for providing assistance in distributing the Retail Shares of the Fund; and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons in connection with the distribution of the Fund’s shares.  The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee (with respect to Retail Shares) and past profits, for the purposes enumerated in (i) above.  The Distributor may determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract, Administrative Services Agreement, Distribution Agreement or Shareholder Servicing Agreement in effect for that year.

The Distributor or an affiliate may, from time to time, at its expense and out of its own resources (a source of which may be the 12b-1 fees paid by the Fund under the Plan), make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers’ assets in the Fund.  These payments may be referred to as “revenue sharing,” but do not change the price paid by investors to purchase the Fund’s shares or the amount the Fund receives as proceeds from such sales.  Revenue sharing payments may be made to Participating Organizations that provide services to the Fund or its shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services. The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Fund to you or to recommend one fund complex over another. Please speak with your Participating Organization to learn more about payments made to them by the Distributor or its affiliates.  Additional information regarding these payments can be found in the Fund’s Statement of Additional Information.  In addition, to the extent allowable under the Financial Industry Regulatory Authority (“FINRA”) rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for certain Participating Organizations and may provide non-cash compensation to certain Participating Organizations like sponsorship or funding of sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.

FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand the financial performance of the Retail Shares of the Money Market Portfolio, the U.S. Treasury Portfolio, and the Municipal Portfolio for the past 5 years, or since inception.  Certain information reflects financial results for a single Portfolio share.  The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been derived from the Fund’s financial statements audited by [insert auditor’s name], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[will insert from the completed annual report]

NOTICE OF REICH & TANG* PRIVACY POLICY

We do not disclose to third parties nonpublic personal information about current or former Reich & Tang customers, clients or mutual fund shareholders other than as described below.

We collect nonpublic personal information about you, such as your name, address, social security number, account activity and account balances from your account application and other forms that you may deliver to us.  We use this information to provide advisory services to you, to open an account for you, or to process a transaction for your account.  In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to unaffiliated firms to effect or process transactions for you or to assist us in servicing your account.

We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made.  We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

* For purposes of this notice, “Reich & Tang” includes: Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc. and all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

THIS IS NOT PART OF THE PROSPECTUS

  PN-1

A Statement of Additional Information (SAI) dated July 29, 2010, includes additional information about the Fund and its investments and is incorporated by reference into this Prospectus. Further information about Fund investments is available in the annual and semi-annual shareholder reports. You may obtain the SAI, the annual and semi-annual reports without charge by calling the Fund toll free at (800) 433-1918. You may also obtain the SAI and the annual and semi-annual reports without charge by visiting the Fund’s website at http://www.money-funds.com/funds/index. To request other information about the Fund, please call your financial intermediary or the Fund.

DAILY

INCOME

FUND

Retail Class Shares
PROSPECTUS

July 29, 2010

A current SAI has been filed with the Securities and Exchange Commission.  Information about the Fund (including the SAI) is also available from the Public Reference Room of the Securities and Exchange Commission.  Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090.  Fund reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.
Investment Company Act No. 811-8312
    Reich & Tang Distributors, Inc.
600 Fifth Avenue
New York, NY 10020
(212) 830-5345

DIF_RETAIL 07/10P

600 FIFTH AVENUE
NEW YORK, NY 10020
(212) 830-5345
(800) 433-1918 (Toll Free)

DAILY INCOME FUND
Short Term Income Class Shares (“Short Term Income Shares”)

Money Market Portfolio (Ticker Symbol: DSMXX)
U.S. Treasury Portfolio (Ticker Symbol: DRIXX)
Municipal Portfolio (DSIXX)

PROSPECTUS

July 29, 2010

The investment objective of the Money Market Portfolio and the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Summary of the Short Term Income Shares of the Money Market Portfolio		Management, Organization and Capital Structure
Summary of the Short Term Income Shares of the U.S. Treasury Portfolio		Shareholder Information
Distribution Arrangements
Summary of the Short Term Income Shares of the Municipal Portfolio		Financial Highlights
Investment Objectives, Principal Investment Strategies and Related Risks	PN-1	Privacy Notice

SUMMARY OF THE SHORT TERM INCOME SHARES OF THE MONEY MARKET PORTFOLIO

Investment Objective

The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.  There is no assurance that the Portfolio will achieve its investment objective.

Fees and Expenses of the Money Market Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Short Term Income Shares of the Money Market Portfolio.

Money Market Portfolio Short Term Income Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Wire Redemption Fee	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		[0.12%]
Distribution and Service (12b-1) Fees		[0.00%]
Other Expenses (includes Administration Fees listed below)		[0.17%]
Administration Fees	[0.05%]
Total Annual Fund Operating Expenses		[0.29%]

Example

This Example is intended to help you compare the cost of investing in the Short Term Income Shares of the Money Market Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Short Term Income Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Short Term Income Shares of the Money Market Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio – Short Term Income Shares:	[$30	$93	$163	$368]

Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers’ acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities.  The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•
The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers.  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Short Term Income Shares of the Money Market Portfolio.  The bar chart shows changes in the Short Term Income Shares of the Money Market Portfolio’s performance from year to year.  The table shows the Portfolio’s average annual total returns for the last one year and since inception periods.  While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.  The current 7-day yield for the Short Term Income Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

[Graph to be inserted: Money Market Portfolio – Short Term Income Shares for calendar years ended ____ through 2009]
Calendar Year End	% of Total Return
[2000	]
2001	]
2002	]
2003	]
2004	]
2005	]
2006	]
2007	]
2008	]
2009	]

As of June 30, 2010, the Money Market Portfolio Short Term Income Shares had a year-to-date return of[ 0.53%.]

[The Money Market Portfolio Short Term Income Shares’ highest quarterly return was 1.65% for the quarter ended September 30, 2000; the lowest quarterly return was 0.17% for the quarter ended June 30, 2009.]

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2009

Short Term Income Shares
One Year	[3.10%]
Since Inception*	[4.21%]

*             The inception date for the Money Market Portfolio’s Short Term Income Shares was February 12, 2007.

Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Money Market Portfolio Short Term Income Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang Funds, 600 Fifth Avenue – 8th Floor, New York, NY 10020), by bank wire,  by electronic funds transfer or through a financial intermediary.  The minimum initial investment amount is $5,000 and the minimum amount for subsequent investments is $100.

Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY OF THE SHORT TERM INCOME SHARES OF THE U.S. TREASURY PORTFOLIO

Investment Objective

The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.  There is no assurance that the Portfolio will achieve its investment objective.

Fees and Expenses of the U.S. Treasury Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Short Term Income Shares of the U.S. Treasury Portfolio.

U.S. Treasury Portfolio Short Term Income Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Wire Redemption Fee	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		[0.12%]
Distribution and Service (12b-1) Fees		[0.00%]
Other Expenses (includes Administration Fees listed below)		[0.17%]
Administration Fees	[0.05%]
Total Annual Fund Operating Expenses		[0.29%]

Example

This Example is intended to help you compare the cost of investing in the Short Term Income Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Short Term Income Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Short Term Income Shares of the U.S. Treasury Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Treasury Portfolio – Short Term Income Shares:	[$30	$93	$163	$368]

Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less.  Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•
The U.S. Treasury Portfolio’s investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Short Term Income Shares of the U.S. Treasury Portfolio.  The bar chart shows changes in the average annual total returns of the Short Term Income Shares of the U.S. Treasury Portfolio’s performance from year to year.  The table shows the Portfolio’s average annual total returns for the one year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.  The current 7-day yield for the Short Term Income Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 750-7862.

[Graph to be inserted – U.S. Treasury Portfolio – Short Term Income Shares for calendar years ended _____ through 2009]

Calendar Year End	% of Total Return
[2000	]
2001	]
2002	]
2003	]
2004	]
2005	]
2006	]
2007	]
2008	]
2009	]

As of June 30, 2010, the U.S. Treasury Portfolio Short Term Income Shares had a year-to-date return of [0.01%].

[The U.S. Treasury Portfolio Short Term Income Shares’ highest quarterly return was 1.53% for the quarter ended December 31, 2000; the lowest quarterly return was 0.00% for the quarter ended June 30, 2009.]

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2009

Short Term Income Shares
One Year	[3.10%]
Since Inception*	[4.21%]

*      The inception date for the U.S. Treasury Portfolio’s Institutional Shares was November 2, 2006.

Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem U.S. Treasury Portfolio Short Term Income Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang Funds, 600 Fifth Avenue – 8th Floor, New York, NY 10020), by bank wire,  by electronic funds transfer or through a financial intermediary.  The minimum initial investment amount is $5,000 and the minimum amount for subsequent investments is $100.

Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY OF THE SHORT TERM INCOME SHARES OF THE MUNICIPAL PORTFOLIO
Investment Objective

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.  There is no assurance that the Portfolio will achieve its investment objective.

Fees and Expenses of the Municipal Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Short Term Income Shares of the Municipal Portfolio.

Municipal Portfolio Short Term Income Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Wire Redemption Fee	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		[0.12%]
Distribution and Service (12b-1) Fees		[0.00%]
Other Expenses (includes Administration Fees listed below)		[0.17%]
Administration Fees	[0.05%]
Total Annual Fund Operating Expenses		[0.29%]

Example

This Example is intended to help you compare the cost of investing in the Short Term Income Shares of the Municipal Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Short Term Income Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Short Term Income Shares of the Municipal Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Municipal Portfolio - Investor Shares:	[$30	$93	$163	$368]

Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax.  For purposes of this test only, net assets include borrowings for investment purposes.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.  The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•
The Municipal Portfolio invests in municipal debt obligations.  The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation.  In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Short Term Income Shares of the Municipal Portfolio.  The bar chart shows changes in the Short Term Income Shares of the Municipal Portfolio’s performance from year to year.  The table shows the Portfolio’s average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.  The current 7-day yield for the Short Term Income Shares of the Municipal Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

[Graph to be inserted – Municipal Portfolio – Short Term Income Shares for calendar years ended _____ through 2009]
Calendar Year End	% of Total Return
[2000	]
2001	]
2002	]
2003	]
2004	]
2005	]
2006	]
2007	]
2008	]
2009	]

As of June 30, 2010, the Municipal Portfolio Short Term Income Shares had a year-to-date return of [0.47%.]

The Municipal Portfolio Short Term Income Shares’ highest quarterly return was [0.91% for the quarter ended June 30, 2007; the lowest quarterly return was 0.20% for the quarter ended June 30, 2009.]

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2009

Short Term Income Shares
One Year	[3.10%]
Since Inception*	[4.21%]

*The inception date for the Municipal Portfolio’s Short Term Income Shares was February 20, 2007.

Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Municipal Portfolio Short Term Income Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang Funds, 600 Fifth Avenue – 8th Floor, New York, NY 10020), by bank wire,  by electronic funds transfer or through a financial intermediary.  The minimum initial investment amount is $5,000 and the minimum amount for subsequent investments is $100.

Tax Information

The Portfolio intends to distribute income that is exempt from regular federal income tax.  It is possible that a portion of the Portfolio’s distributions may be subject to state, local or federal income taxes or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objectives

The investment objective of the Money Market Portfolio and  the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

There can be no assurance that a Portfolio will achieve its investment objective.

The investment objective of any Portfolio of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of such Portfolio.

Principal Investment Strategies

Generally

In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations.  The Fund will only invest in securities which are denominated in United States dollars.  Other regulations pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less.  Also, the average maturity for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, will be 60 days or less. The maturities of variable rate demand instruments held in the Money Market Portfolio and Municipal Portfolio will be deemed to be the longer of the period required before these Portfolios are entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The average life for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, and considered as a whole, will be 120 days or less.  The average life calculation differs from the average maturity calculation discussed above because the average maturity calculation allows the Fund to deem a security to have a shorter maturity date because of an interest rate readjustment.  The average life calculation does not shorten the maturity date because of an interest rate readjustment, but instead is based on a security’s stated final maturity or, when relevant, the date of the next demand feature when the fund may receive payment of principal and interest (such as a put feature).

With respect to the Money Market Portfolio and the U.S. Treasury Portfolio, the Portfolios will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Portfolios would have invested less than 10% of their respective total assets in Daily Liquid Assets.  As defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), currently Daily Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; or securities that will mature or are subject to a demand feature that is exercisable and payable within one business day (collectively, “Daily Liquid Assets”).

The Portfolios will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Portfolio would have invested less than 30% of its total assets in Weekly Liquid Assets.  As defined in Rule 2a-7 under the 1940 Act, currently Weekly Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”).  The Portfolios may maintain a higher percentage of their total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Fund’s Board of Trustees.

The Fund will only invest in either securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or in unrated securities but which have been determined by the Fund’s investment manager to be of comparable quality.

Each Portfolio of the Fund shall invest not more than 5% of its total assets in securities issued by a single issuer, except for U.S. Government Obligations.

With respect to 75% of its total assets, each Portfolio shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution, except for U.S. Government Obligations.

The Fund’s investment manager considers the following factors when buying and selling securities for each of the Fund’s Portfolios:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

As a temporary defensive measure a Portfolio may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund’s investment manager.  Such a temporary defensive position may cause the Portfolio to not achieve its investment objective.

Money Market Portfolio

The Money Market Portfolio intends to attain its investment objective through investments in the following securities:

(i)	United States Government Securities:

The Money Market Portfolio may purchase short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.  These obligations include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of certain agencies and instrumentalities established under the authority of an act of Congress.  Some of these securities are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the United States Treasury, and still others are supported only by the credit of the agency or instrumentality.

(ii)
Domestic and Foreign Bank Obligations: The Money Market Portfolio may purchase securities issued by foreign governments, or any of their political subdivisions or agencies or instrumentalities, certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks.  Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time.  Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate.  Time deposits purchased by the Fund will not benefit from insurance from the FDIC.  Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.

The Money Market Portfolio limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of one billion dollars or the equivalent in other currencies.  The Money Market Portfolio limits its investments in obligations of domestic and foreign branches of foreign banks to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets.  These investments must also meet the quality criteria discussed above under “Principal Investment Strategies – Generally.”

The Money Market Portfolio generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion.  However, the total assets of a bank will not be the sole factor determining the Money Market Portfolio’s investment decisions and the Money Market Portfolio may invest in bank instruments issued by institutions which the investment manager believes present minimal credit risks.

The Money Market Portfolio may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks (“Eurodollar” obligations) and domestic branches of foreign banks (“Yankee dollar” obligations). The Money Market Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Money Market Portfolio’s investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks.  Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate.  The Money Market Portfolio will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of such Portfolio’s total assets at the time of purchase.

Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers, (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations, (vi)  the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers.  In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

(iii)
Variable Amount Master Demand Notes:  The Money Market Portfolio may purchase variable amount master demand notes.  These instruments are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria discussed above under “Principal Investment Strategies – Generally.”  The interest rate on a variable amount master demand note is periodically adjusted according to a prescribed formula.  Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.

(iv)
Loan Participation Interests: The Money Market Portfolio may purchase participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards applicable to bank instruments as set forth above.

(v)
Commercial Paper and Certain Debt Obligations:  The Money Market Portfolio may purchase commercial paper or similar debt obligations.  Commercial paper is generally considered to be short-term unsecured debt of corporations.

(vi)
Repurchase Agreements: The Money Market Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Money Market Portfolio.  A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

U.S. Treasury Portfolio

The U.S. Treasury Portfolio intends to attain its investment objective through investments limited to obligations issued or guaranteed by the United States Government including repurchase agreements covering those types of obligations.  Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund will enter into repurchase agreements for inclusion in the U.S. Treasury Portfolio only if the instruments serving as collateral for the agreements are eligible for inclusion in the U.S. Treasury Portfolio.

The Portfolio’s investments may include the following securities:

(i)
United States Treasury Obligations:  Obligations issued by the full faith and credit of the United States.  U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii)
Other United States Government Obligations:  Marketable securities and instruments issued or guaranteed by the full faith and credit of the United States Government. Such obligations include obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration.

(iii)
Repurchase Agreements: The U.S. Treasury Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government.  A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

The investment policies of the U.S. Treasury Portfolio may produce a lower yield than a policy of investing in other types of instruments.  The yield of the U.S. Treasury Portfolio is likely to be lower than the yield of the Money Market Portfolio.

Municipal Portfolio

Under normal market circumstances, the Municipal Portfolio will invest at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax.  For purposes of this test only, net assets include borrowings for investment purposes.  The Fund will provide shareholders with at least 60 days’ prior notice of any changes in this policy. The Municipal Portfolio intends to attain its investment objective through investments in the following securities:

(i)
Municipal Securities: The Municipal Portfolio may purchase high quality tax-exempt money market instruments (“Municipal Securities”), including debt obligations issued to obtain funds for various public purposes (e.g., the construction of a wide range of public facilities), the refunding of outstanding obligations, the obtaining of funds for general operating expenses and lending such funds to other public institutions and facilities.  The Portfolio may also invest in certain types of private activity bonds

(ii)
or industrial development bonds, issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.  Such obligations are considered to be Municipal Securities provided that the interest paid thereon generally qualifies as exempt from regular federal income tax in the opinion of bond counsel.  Interest on certain Municipal Securities may give rise to federal alternative minimum tax liability and may have other federal income tax consequences.

(ii)
Repurchase Agreements: The Municipal Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Municipal Portfolio.  A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

Risks

The Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund’s investments could cause its share price (and the value of your investment) to change.

Investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government.  Although many U.S. Government securities purchased by the Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the United States. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, a Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

The U.S. Government securities that the Fund may purchase include:

•	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

•
Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (Ginnie Mae) and the Federal Housing Administration (FHA).

•
Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.

•
Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

Since the Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Money Market Portfolio may be subject to additional investment risks when compared with those incurred by a fund which invests only in domestic issuers.  Foreign securities markets generally are not as developed or efficient as those in the United States.  Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers.  Similarly, volume in most foreign securities markets is less than in the United States.  The issuers of some of these securities may be subject to less stringent or different regulation than are United States issuers.  In addition, there may be less publicly available information about a non-United States issuer, and non-United States issuers generally are not subject to uniform accounting and financial reporting standards and requirements. Additional risks associated with foreign investments might include adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities. Furthermore, some of these foreign securities may be subject to stamp, withholding or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

The U.S. Treasury Portfolio may invest in senior unsecured debt of banks, thrifts, and certain holding companies that are guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program. [Although these investments are guaranteed under the FDIC's Temporary Liquidity Guarantee Program and are backed by the full faith and credit of the United States, such guarantee does not extend to shares of the Portfolio. The Portfolio’s investments in debt issued by private issuers that is guaranteed under the FDIC's Temporary Liquidity Guarantee Program are subject to certain risks, including, the risk that a trustee appointed by the private issuer of the debt fails to follow the specified FDIC claims process, and therefore the holders of such debt, including the Portfolio, may be deprived of all rights and remedies with respect to the FDIC guarantee claim. In addition, the Portfolio is subject to the risk that the payments by the FDIC pursuant to its guarantee will be delayed from the date payments are due under the terms of the debt. These risks could adversely affect the value of these securities.]

Since the Municipal Portfolio invests in municipal debt obligations, the value of these municipal obligations may be affected by uncertainties on the municipal debt market related to taxation.  In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

Portfolio Holdings

A schedule of each Portfolio’s holdings, current as of month-end, will be available on the Fund’s website no earlier than 5 days after the end of each month.  This information will remain available on the website at least until updated for the next month or until the Fund files with the Securities and Exchange Commission (“SEC”) its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period.  The most recent schedule is available on the Fund’s website at http://www.money-funds.com/portfolioholdings or by calling toll free at (800) 433-1918.  The Fund may terminate or modify this policy at any time without further notice to shareholders, including making additional disclosure of the Fund’s portfolio holdings on the Fund’s website.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

MANAGEMENT, ORGANIZATION AND  CAPITAL STRUCTURE

The Fund’s investment manager is Reich & Tang Asset Management, LLC (the “Manager”).  The Manager’s principal business office is located at 600 Fifth Avenue, New York, NY 10020.  As of June 30, 2010, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $[____] billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of eleven portfolios of registered investment companies, of which it acts as administrator for six.  The Manager also advises high net worth individuals, private funds, pension trusts, profit-sharing trusts and endowments.

Pursuant to the Investment Management Contract between the Fund and the Manager, the Manager manages each Portfolio’s securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund.  Pursuant to the Investment Management Contract, each of the Portfolios pays an annual management fee of 0.12% of each Portfolio’s average daily net assets.  For the fiscal year ended March 31, 2010, following a voluntary fee waiver, the Fund paid the Manager a management fee equal to [0.11%] of the Money Market, [0.12%] of the U.S. Treasury, and [0.05%] of the Municipal Portfolios’ average daily net assets.  A discussion regarding the basis for the Board of Trustees approving the continuance of the Investment Management Contract is available in the Fund’s annual report for the period ended March 31, 2010.

Pursuant to the Administrative Services Contract between the Fund and the Manager, the Manager provides all management and administrative services reasonably necessary for the Fund’s operation, other than those services that the Manager provides to the Fund pursuant to the Investment Management Contract.  The Manager also provides the Fund with personnel to perform all of the clerical and accounting type functions not performed by the Manager pursuant to the Investment Management Contract and the Administrative Services Contract. For its services under the Administrative Services Contract, the Fund pays the Manager an annual fee of 0.05% of each Portfolio’s average daily net assets. For the fiscal year ended March 31, 2009, following a voluntary fee waiver, the Fund paid the Manager a fee for administrative services equal to [0.00%] of the Money Market, [0.02%] of the U.S. Treasury, and [0.02%] of the Municipal Portfolios’ average daily net assets.

The Manager and Distributor have agreed not to modify or terminate their fee waiver arrangements through July 31, 2011, without the prior approval of the Fund’s Board of Trustees.  Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares.

In addition, Reich & Tang Distributors, Inc. (the “Distributor”), receives a servicing fee equal to 0.25% per annum of the average daily net assets of the Short Term Income Shares of each Portfolio under the Shareholder Servicing Agreement.  The fees are accrued daily and paid monthly.

Investment management fees and operating expenses, which are attributable to more than one Class of the Fund, will be allocated daily to each Class of shares based on the percentage of shares outstanding at the end of the day.  For the fiscal year ended March 31, 2010, following voluntary fee waivers, the Fund paid the Distributor [              ].

SHAREHOLDER INFORMATION

The Fund sells and redeems its shares on a continuing basis at their net asset value.  The Fund does not impose a charge for either purchases or redemptions, although there may be a fee imposed on certain wire redemption requests.  All transactions in Fund shares are processed through the Fund’s transfer agent or its principal underwriter, as appropriate, which accept orders for purchases and redemptions from Participating Organizations (see “Investments Through Participating Organizations” for a definition of Participating Organizations) and from investors directly.

Pricing of Fund Shares

The net asset value of each Portfolio of the Fund’s shares is determined as of 4:00 p.m., Eastern time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except (i) days on which the New York Stock Exchange is closed for trading (i.e., national holidays) and (ii) Columbus Day and Veterans’ Day.  However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value.  The net asset value is computed by dividing the value of each Portfolio’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding.  Each Portfolio intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

The Fund’s portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.  If fluctuating interest rates or credit issues cause the market value of the Fund’s share price to be less than $0.997 or greater than $1.003, the Board of Trustees will consider whether any action should be initiated to prevent the share price from going below $0.995 per share or above $1.005 per share. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price the Fund would receive if the instrument were sold.

Shares are issued as of the first determination of the Portfolio’s net asset value per share made after acceptance of the investor’s purchase order.  In order to maximize earnings on its Portfolios, the Fund normally has its assets as fully invested as is practicable.  Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as “Federal Funds”).  Portfolio shares begin accruing income on the day the shares are issued to an investor.

The Fund reserves the right to reject any purchase order of its shares.  In addition, the Fund does not accept cash, and may refuse to accept cash equivalents (i.e., travelers cheques, money orders, cashier’s checks or similar instruments) and certain other forms of payment at its discretion.

Subscribing to the Fund

At the time of initial investment in the Fund, investors must elect on their fund application the Class of shares of the Portfolio in which they wish to invest.  Subject to the Portfolios’ initial investment minimums, investors may divide their investment in the Fund between the Portfolios in any manner they choose by submitting the Fund application with their choices.  Investors may purchase shares of the Portfolios from a Participating Organization or directly.  Certain Participating Organizations are compensated for their services by the Manager and/or the Distributor.

Shareholders will have a separate account with the Fund for each Portfolio in which they invest.  Certificates for Fund shares will not be issued to investors.

Purchase of Fund Shares

The Fund does not accept a purchase order from investors investing in the Fund directly (i.e., not through Participating Organizations) until an investor’s payment has been converted into Federal Funds and is received by the Fund’s transfer agent, or its principal underwriter, as appropriate.  Orders from these direct investors that are accompanied by Federal Funds and received after 4:00 p.m., Eastern time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day.

Investors may, if they wish, invest in the Fund through a Participating Organization with which they have accounts.  Generally, all other investors, and investors who have accounts with Participating Organizations but do not wish to invest in the Fund through them, may invest in the Fund directly.  Direct shareholders generally do not receive the benefit of the servicing functions performed by a Participating Organization.

For the Short Term Income Shares, the minimum initial investment for each Portfolio is $5,000 and for subsequent investments is $100.  In addition, the Fund may impose different minimum investment requirements for clients of certain financial intermediaries with which the Distributor has entered into an agreement.  The Fund may waive any minimum purchase requirements.

The Fund will provide each shareholder, except certain investors, with a personalized monthly statement listing (i) the total number of Fund shares owned as of the statement closing date, (ii) purchases and redemptions of Fund shares, and (iii) the dividends paid on Fund shares (including dividends paid in cash or reinvested in additional Fund shares).

Investments Through Participating Organizations

Generally, investors purchasing shares through a Participating Organization are referred to as Participant Investors.  Participating Organizations are securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund.  When instructed by a Participant Investor to purchase or redeem Fund shares, the Participating Organization, on behalf of the Participant Investor, transmits to the Fund’s transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations may confirm to Participant Investors each purchase and redemption of Fund shares for their accounts.  Also, Participating Organizations may send periodic account statements to their customers showing (i) the total number of Fund shares owned by each Participant Investor as of the statement closing date, (ii) purchases and redemptions of Fund shares by each Participant Investor during the period covered by the statement, and (iii) the income earned by Fund shares of each Participant Investor during the statement period (including dividends paid in cash or reinvested in additional Fund shares).  Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.

Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures.  In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly, may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly.  Accordingly, the net yield to investors who invest through Participating Organizations may be less than the net yield that could be achieved by investing in the Fund directly.  Participating Organizations may also set deadlines for receipt of orders from Participant Investors that are earlier than the order deadline of the Fund due to processing or other reasons.  A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating

Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

Qualified Participating Organizations may transmit an investor’s purchase or redemption order to the Fund’s transfer agent after 4:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before 4:00 p.m. Eastern time on that day. The investor will then receive the net asset value of the Fund’s shares determined as of 4:00 p.m. Eastern time on the day he placed his order with the qualified Participating Organization.  Participating Organizations are responsible for instituting procedures to ensure that purchase orders by their respective clients are processed expeditiously.

Initial Direct Purchases of Shares

Investors who wish to invest in the Fund directly may obtain a current Prospectus and the Fund application necessary to open an account by telephoning the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day.

Mail and Personal Delivery

Investors may send or deliver a check made payable to “Daily Income Fund” along with a completed Fund application to:

Daily Income Fund
c/o Reich & Tang Funds
600 Fifth Avenue - 8th Floor
New York, New York 10020

Checks are accepted subject to collection at full value in United States currency.  Payment by a check drawn on any member of the Federal Reserve System will normally be converted into Federal Funds within two business days after receipt of the check.  Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds.

Bank Wire

To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor, prior to his or her initial purchase of shares, should first telephone the Fund at (212) 830-5345 or toll free at

(800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day to obtain a Fund application necessary to open a new account.  The investor should complete and fax the Fund application along with any required documentation to the Fund at (212) 830-5476.  The original Fund application and documentation should then be mailed to the address specified under “Mail and Personal Delivery.”  The investor should then telephone the Fund at the above number to obtain a new account number and then instruct a member bank of the Federal Reserve System to wire the amount of the investment immediately to:

The Bank of New York Mellon
ABA # 021000018
Reich & Tang Funds
DDA # 890040352-7
For Daily Income Fund
Name of Portfolio
Account of (Investor’s Name)
Fund Account #

An account will not be opened until the Fund has received the Fund application and required documentation in proper form and has accepted the purchase order for its shares.

There may be a charge by the investor’s bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds.  The Fund does not charge investors in the Fund for its receipt of wire transfers.  Payment in the form of a “bank wire” received prior to 4:00 p.m., Eastern time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

Electronic Funds Transfers (EFT), Pre-authorized Credit and Direct Deposit Privilege

You may purchase shares of the Fund (minimum of $100) by having salary, dividend payments, interest payments or any other payments designated by you, including federal salary, social security, or certain veteran’s, military or other payments from the federal government, automatically deposited into your Fund account. You can also have money debited from your checking account. To enroll in any one of these programs, please contact your broker or the Fund for the appropriate form. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Upon notification of death or legal incapacity your participation in the Privilege will automatically terminate. Further, the Fund may terminate your participation in the Privilege upon 30 days’ notice to you.

Subsequent Purchases of Shares

Subsequent purchases can be made by bank wire, as indicated above, or by mailing a check to:

Daily Income Fund
c/o Reich & Tang Funds
P.O. Box 13232
Newark, New Jersey 07101-3232

There is a $1,000 minimum for the Short Term Income Shares for subsequent purchases of shares.  All payments should clearly indicate the shareholder’s account number.  If your check is returned unpaid due to insufficient funds, your order will be cancelled and your account will be charged a $20.00 fee for each returned check.

Provided that the information on the application form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new Fund application at any time during the year the shareholder’s account is closed or during the following calendar year.

Redemption of Shares

A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Portfolio following receipt by the Fund’s transfer agent of the redemption order (and any supporting documentation that the Fund’s transfer agent may require).  Normally, payment for redeemed shares is made on the same Fund Business Day the redemption is effected, if the redemption proceeds are paid by wire (on the next Fund Business Day if paid by check).  However, redemption payments will not be paid out unless the check (including a certified or cashier’s check) used for investment has been cleared for payment by the investor’s bank, which could take up to 15 days after investment.  Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.

A shareholder’s original Fund application permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below.  A shareholder may only change the instructions indicated on his original Fund application by transmitting a written direction to the Fund’s transfer agent.  Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

When a signature guarantee is called for, the shareholder should have “Signature Guaranteed” stamped under his signature.  It should be signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund’s transfer agent’s standards and procedures.

Written Requests

Shareholders may make a redemption in any amount by sending a written request to the Fund addressed to:

Daily Income Fund
c/o Reich & Tang Funds
600 Fifth Avenue - 8th Floor
New York, New York 10020

All written requests for redemption must be signed by the shareholder, in each case with signature guaranteed, unless otherwise indicated on the Fund application or in a subsequent written authorization.

Normally the redemption proceeds are paid by check and mailed to the shareholder at the address of record.

Checks

By making the appropriate election on their Fund application, shareholders may request a supply of checks that may be used to effect redemptions from the Class of shares of the Fund in which they invest.  The checks, which will be issued in the shareholder’s name, are drawn on a special account maintained by the Fund with the Fund’s agent bank.  Checks may be drawn in any amount of $250 or more.  When a check is presented to the Fund’s agent bank, it instructs the Fund’s transfer agent to redeem a sufficient number of full and fractional shares in the shareholder’s account to cover the amount of the check.  The use of a check to make a withdrawal enables a shareholder in the Fund to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears.  Checks provided by the Fund may not be certified.  Investors who purchase Fund shares by check may not receive their redemption proceeds until the check has cleared, which can take up to 15 days following the date of purchase.

There is no charge to the shareholder for checks provided by the Fund, although there may be fees charged for checks provided in connection with certain cash management programs offered through Participating Organizations.  The Fund reserves the right to impose a charge or impose a different minimum check amount in the future.

Shareholders electing the checking option are subject to the procedures, rules and regulations of the Fund’s agent bank governing checking accounts.  Checks drawn on a jointly owned account may, at the shareholder’s election, require only one signature.  Checks in amounts exceeding the value of the shareholder’s account at the time the check is presented for payment will not be honored.  Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check.  Shareholders will be charged a $16 fee for any stop payment requests, a $15 fee if the Fund is requested to deliver a supply of checks overnight and a $4 fee for each copy of a check requested.  In addition, the Fund reserves the right to charge the shareholder’s account a fee of up to $20 for checks not honored as a result of an insufficient account value, a check deemed not negotiable because it has been held longer than six months, an unsigned check and/or a post-dated check.  The Fund reserves the right to terminate or modify the check redemption procedure at any time or to impose additional fees following notification to the Fund’s shareholders.

Corporations and other entities electing the checking option are required to furnish a certified resolution or other evidence of authorization in accordance with the Fund’s normal practices.  Individuals and joint tenants are not required to furnish any supporting documentation.  Appropriate authorization forms will be sent by the Fund or its agents to corporations and other shareholders who select this option.  As soon as the authorization forms are filed in good order with the Fund’s agent bank, the Fund will provide the shareholder with a supply of checks.

Telephone

The Fund accepts telephone requests for redemption from shareholders who elect this option on their Fund application. The proceeds of a telephone redemption may be sent to the shareholder at their address of record or to their bank account, both as set forth in the Fund application or in a subsequent signature guaranteed written authorization.  The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them.  Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000.  For telephone requests for wire redemptions of less than $10,000, the Fund charges a $15 fee.  The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification at the time of such redemption request.  Failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for the losses incurred by investors due to unauthorized or fraudulent telephone redemptions.

A shareholder making a telephone withdrawal should call the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day, and state: (i) the name of the shareholder appearing on the Fund’s records, (ii) the shareholder’s account number with the Fund, (iii) the amount to be withdrawn, (iv) whether such amount is to be forwarded to the shareholder’s designated bank account, and (v) the name and phone number of the person requesting the redemption.  Usually the proceeds are sent to the designated bank account or address of record on the same Fund Business Day the redemption is effected, if the redemption proceeds are being paid by wire (or to the address of record on the next Fund Business Day if paid by check).  The Fund may modify or discontinue the telephone redemption option at any time and will notify shareholders accordingly.

Generally

There is no redemption charge, although there may be a fee charged on certain wire redemption requests, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals.  Proceeds of redemptions are paid by check.  Unless other instructions are given in proper form to the Fund’s transfer agent, a check for the proceeds of a redemption will be sent to the shareholder’s address of record.  If a shareholder elects to redeem all of his or her shares of a Portfolio, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption.  A redemption of shares may result in taxable income to the shareholder.

The right of redemption generally may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) any period during which the SEC determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, (iv) such other period as the SEC may by order permit for the protection of the shareholders of the Fund, or (v) a situation where the Fund needs to rely on Rule 22e-3 under the 1940 Act in order to facilitate an orderly liquidation of the Fund.

The Fund and its agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations.  Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.

The Fund reserves the right to redeem the shares of any shareholder if the total value of all the remaining shares in the shareholder’s or its Participating Organization’s account after a withdrawal is less than $5,000 for the Short Term Income Shares.  Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or, alternatively the Fund may impose a monthly service charge of $10 on such accounts which does not require prior written notice.  For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization.  The Participating Organization will be responsible for notifying the Participant Investor of the proposed mandatory redemption.  A shareholder or Participating Organization who receives such a notice may avoid mandatory redemption by purchasing sufficient additional shares to increase its account value to the minimum amount during the notice period. Shareholders who purchase shares under these circumstances are not subject to the normal minimums for subsequent purchases.

In addition, in accordance with applicable customer identification regulations, the Fund reserves the right to redeem the shares of any shareholder and close the shareholder’s account if the Fund and its agents are unable to verify the shareholder’s identity within a reasonable time after the shareholder’s account is opened.  If the Fund closes a shareholder’s account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.

Automatic Withdrawal Plan

Shareholders may elect to withdraw shares and receive payment from the Fund of a specified amount of $50 or more automatically on a monthly or quarterly basis.  The monthly or quarterly withdrawal payments of the specified amount are made by the Fund on the date specified on the Automatic Withdrawal Authorization form.  Whenever such day of the month is not a Fund Business Day, the payment date is the Fund Business Day preceding the day of the month specified on the Automatic Withdrawal Authorization form.  In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value on the Fund Business Day immediately preceding the date of payment.  To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder’s investment.

The election to receive automatic withdrawal payments may be made at the time of the original application by completing an Automatic Authorization Withdrawal form.  The election may also be made, changed or terminated at any later time by sending a signature guaranteed written request to the Fund’s transfer agent.  Because the withdrawal plan involves the redemption of Fund shares, such withdrawals may constitute taxable events to the shareholder.  However, the Fund does not expect that there will be any realized capital gains.

Dividends and Distributions

The Fund declares dividends equal to all its net investment income (excluding capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly.  There is no fixed dividend rate.  In computing these dividends, interest earned and expenses are accrued daily.

Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash.  The reinvestment of capital gains or any taxable dividends does not avoid a taxable event to the shareholder, even though such shareholder has not received a cash distribution to pay the resulting tax, if any.  See “Tax Consequences.”

Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution.  If the shareholder makes no election, the Fund will make the distribution in shares.  There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions.

While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year’s net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments.  Except as described herein, each Portfolio’s net investment income (excluding capital gains, if any) will be declared as a dividend on each Fund Business Day.  The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day.  The Fund pays dividends monthly.  There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

Because the Short Term Income Shares bear the service fee under the Fund’s 12b-1 Plan, the net income of and the dividends payable to this share class may be lower than the net income of and dividends payable to the other share classes of the Fund.  Dividends paid to each Class of shares of each Portfolio of the Fund will, however, be declared on the same days at the same times and, except as noted with respect to the service fees payable under the Fund’s 12b-1 Plan, will be determined in the same manner and paid in the same amounts.

Exchange Privilege

Shareholders of the Fund are entitled to exchange some or all of their Class of shares in the Fund for shares of the same Class of certain other investment companies that retain Reich & Tang Asset Management, LLC as investment manager and that participate in the exchange privilege program with the Fund.  If only one Class of shares is available in a particular exchange fund, the shareholders of the Fund are entitled to exchange their shares for the shares available in that exchange fund. If a particular exchange fund has more than one available class of shares the shareholders of the Fund are entitled to exchange their shares for a comparable class of shares available in the exchange fund.    In the future, the exchange privilege program may be extended to other investment companies that retain Reich & Tang Asset Management, LLC as investment adviser or manager.

There is no charge for the exchange privilege or limitation as to frequency of exchange.  The minimum amount for an exchange is $1,000.  However, shareholders who are establishing a new account with an investment company through the exchange privilege must ensure that a sufficient number of shares are exchanged to meet the minimum initial investment required for the investment company into which the exchange is being made. Each Class of shares is exchanged at its respective net asset value.

The exchange privilege provides shareholders of the Fund with a convenient method to shift their investment among different investment companies when they feel such a shift is desirable.  The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold.  Shares of the same Class may be exchanged only between investment company accounts registered in identical names.  Before making an exchange, an investor should review the current prospectus of the investment company into which the exchange is to be made.  An exchange will be a taxable event to an exchanging shareholder.  See “Tax Consequences.”

Instructions for exchanges may be made by sending a written request to:

Daily Income Fund
c/o Reich & Tang Funds
600 Fifth Avenue-8th Floor
New York, New York 10020

or, for shareholders who have elected that option, by telephoning the Fund at (212) 830-5345 or toll free at (800) 433-1918.  The Fund reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time.

Frequent Trading

The Reich & Tang family of funds discourages short-term or excessive trading (“frequent trading”) of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below.  Frequent trading is sometimes referred to as market timing.  Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund’s portfolio securities and the reflection of that change in the fund’s share price.  Frequent trading may dilute the value of fund shares held by long-term shareholders.  Frequent trading may also interfere with the efficient management of a fund’s portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not.  Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not.  For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund.  There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share.  In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash.  As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nonetheless, as indicated under “Pricing of Fund Shares” the Fund reserves the right to reject any purchase order for its shares for any reason and thus may exercise such right in the event it determines that a purchase order is disruptive to the Fund’s management or otherwise. The Fund’s procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Fund exercising its right to reject purchase orders it determines in its discretion to be disruptive.  The Fund may change its policies relating to frequent trading at any time without prior notice to shareholders.

Tax Consequences

The Fund intends to continue to qualify for the income tax treatment applicable to a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for each Portfolio.  To qualify as a regulated investment company, each Portfolio must meet certain tests concerning its investments and distributions.  For each year a Portfolio qualifies as a regulated investment company, the Portfolio will not be subject to federal income tax on its investment company taxable income (which generally consists of ordinary income, including taxable interest, and realized net short-term capital gains in excess of realized net long-term capital losses, if any) and net long-term capital gains distributed to its shareholders in the form of dividends or capital gain distributions.  Additionally, each Portfolio will not be subject to a federal excise tax if the Portfolio distributes each year at least 98% of its ordinary income and 98% of its capital gain income to its shareholders and any undistributed and untaxed amounts from prior years.

Dividends of investment company taxable income are taxable to the recipient shareholders as ordinary income.  The Fund expects that as a result of its investment objectives, except as provided in the following paragraph, distributions will (i) consist primarily of ordinary income, (ii) in the case of corporate shareholders, not be eligible for the dividends received deduction, and (iii) in the case of individual shareholders, not be eligible for the reduced tax rate currently applicable to certain qualified dividend income.  Dividends and distributions are treated in the same manner for federal income tax purposes whether the shareholders receive cash or additional shares.  A shareholder who elects to reinvest in additional shares will be treated for tax purposes as if it had received and reinvested the cash dividend.

The Fund expects that as a result of the investment objectives of the Municipal Portfolio, distributions by the Municipal Portfolio will be exempt from regular federal income tax to the extent that they are derived from Municipal Securities and designated as exempt-interest dividends, provided that the Municipal Portfolio complies with the requirements of the Code regarding qualification to pay exempt-interest dividends.  Exempt-interest dividends received by a shareholder may be subject to federal alternative minimum tax, state and local tax, and other limitations applicable to certain shareholders.  Investors should consult their own tax advisors with respect to the treatment of exempt-interest dividends based on their specific facts.

A shareholder’s initial tax basis for its shares in the Fund will be its cost of the shares, including any fees or expenses.  The sale of shares in the Fund will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference between the shareholder’s adjusted tax basis for the shares and the proceeds received on the sale.  Gain or loss generally will be treated as capital gain or loss if the shares in the Fund are held as capital assets.  Such capital gain or loss will be long-term if the shareholder has held the shares in the Fund for more than one year, and, for individual shareholders, may qualify for the maximum capital gain tax rate of 15% (for taxable years beginning before January 1, 2011) rather than the tax rate applicable to ordinary income.  The exchange of shares of one Portfolio for shares of another Portfolio, if available, will also be treated as a taxable disposition of the shares exchanged, on which gain or loss will be recognized.  In either case, loss recognition may be affected by the loss disallowance rules of the Code.

The Fund is required by federal law to withhold 28% of reportable payments as backup withholding (which may include dividends, capital gain distributions and redemptions) paid to shareholders who have not complied with Code requirements regarding the supplying of their taxpayer identification number and the reporting of income.  In connection with this withholding requirement, a shareholder will be asked to certify on its application that the social security or tax identification number provided is correct and that the shareholder is not subject to backup withholding for various reasons including previous underreporting to the IRS.

Distributions from the U.S. Treasury Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof, and distributions from the Municipal Portfolio that are derived from interest on certain obligations of states and agencies thereof, may be exempt from state and local taxes in certain states.  Investors should consult their own tax advisors regarding specific questions as to federal, state or local taxes.   Additional tax information is provided in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

Rule 12b-1 Fees

Investors do not pay a front-end sales charge to purchase shares of the Fund.  However, the Fund pays fees in connection with distribution of shares and/or for the provision of servicing to the Short Term Income Shares shareholders.  The Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund’s Board of Trustees has adopted a Rule 12b-1 distribution and service plan (the “Plan”), with respect to the Short Term Income Shares of the Fund and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement and Shareholder Servicing Agreement.

Under the Distribution Agreement, the Distributor serves as distributor of the Fund’s shares.  The Distributor receives a distribution fee not to exceed 0.45% per annum of the average daily net assets of the Short Term Income Shares of each Portfolio.  As agent for the Fund, the Distributor will solicit orders for the purchase of the Fund’s shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.  The Distributor may use the distribution fee to pay the cost of, and to compensate others, including Participating Organizations that provide distribution assistance with respect to these classes.  This fee is accrued daily and paid monthly.

Under the Shareholder Servicing Agreement, the Distributor receives, with respect to the Short Term Income Shares a service fee equal to 0.25% annum of each Portfolio’s average daily net assets (the “Shareholder Servicing Fee”) for providing personal shareholder services and for the maintenance of shareholder accounts.  This fee is accrued daily and paid monthly.  Any portion of the fees may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Short Term Income Shares of each Portfolio.  The Plan and the Shareholder Servicing Agreement provide that the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement with respect to Short Term Income Shares or the Participating Organization agreement, as the case may be, and (ii) preparing, printing and delivering the Fund’s Prospectus to existing shareholders of the Fund and preparing and printing Fund applications for shareholder accounts.

The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee, administrative services fee, and past profits for the following purposes:  (i) to pay the cost of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Short Term Income Shares of the Fund; (ii) to compensate Participating Organizations for providing assistance in distributing the Short Term Income Shares of the Fund; and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons in connection with the distribution of the Fund’s shares.  The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee (with respect to Short Term Income Shares) and past profits, for the purposes enumerated in (i) above.  The Distributor may determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract, Administrative Services Agreement, Distribution Agreement or Shareholder Servicing Agreement in effect for that year.

The Distributor or an affiliate may, from time to time, at its expense and out of its own resources (a source of which may be the 12b-1 fees paid by the Fund under the Plan), make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers’ assets in the Fund.  These payments may be referred to as “revenue sharing,” but do not change the price paid by investors to purchase the Fund’s shares or the amount the Fund receives as proceeds from such sales.  Revenue sharing payments may be made to Participating Organizations that provide services to the Fund or its shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services. The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Fund to you or to recommend one fund complex over another. Please speak with your Participating Organization to learn more about payments made to them by the Distributor or its affiliates.  Additional information regarding these payments can be found in the Fund’s Statement of Additional Information.  In addition, to the extent allowable under the Financial Industry Regulatory Authority (“FINRA”) rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for certain Participating Organizations and may provide non-cash compensation to certain Participating Organizations like sponsorship or funding of sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.

FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand the financial performance of the Short Term Income Shares of the Money Market Portfolio, the U.S. Treasury Portfolio, and the Municipal Portfolio for the past 5 years, or since inception.  Certain information reflects financial results for a single Portfolio share.  The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been derived from the Fund’s financial statements audited by [insert auditor’s name], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[will insert from the completed annual report]

NOTICE OF REICH & TANG* PRIVACY POLICY

We do not disclose to third parties nonpublic personal information about current or former Reich & Tang customers, clients or mutual fund shareholders other than as described below.

We collect nonpublic personal information about you, such as your name, address, social security number, account activity and account balances from your account application and other forms that you may deliver to us.  We use this information to provide advisory services to you, to open an account for you, or to process a transaction for your account.  In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to unaffiliated firms to effect or process transactions for you or to assist us in servicing your account.

We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made.  We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

* For purposes of this notice, “Reich & Tang” includes: Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc. and all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

THIS IS NOT PART OF THE PROSPECTUS

PN-1

A Statement of Additional Information (SAI) dated July 29, 2010, includes additional information about the Fund and its investments and is incorporated by reference into this Prospectus. Further information about Fund investments is available in the annual and semi-annual shareholder reports. You may obtain the SAI, the annual and semi-annual reports without charge by calling the Fund toll free at (800) 433-1918. You may also obtain the SAI and the annual and semi-annual reports without charge by visiting the Fund’s website at http://www.money-funds.com/funds/index. To request other information about the Fund, please call your financial intermediary or the Fund.

DAILY

INCOME

FUND

Short Term Income Class Shares
PROSPECTUS

July 29, 2010

A current SAI has been filed with the Securities and Exchange Commission.  Information about the Fund (including the SAI) is also available from the Public Reference Room of the Securities and Exchange Commission.  Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090.  Fund reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.
Investment Company Act No. 811-8312
    Reich & Tang Distributors, Inc.
600 Fifth Avenue
New York, NY 10020
(212) 830-5345

DIF_SHT TERM 07/10P

600 FIFTH AVENUE
NEW YORK, NY 10020
(800) 750-7862 (Toll Free)

DAILY INCOME FUND
Pinnacle Class of Shares (“Pinnacle Shares”) – Distributed through Mutual Securities, Inc.

Pinnacle Class of Shares of the Money Market Portfolio (no ticker symbol)

Pinnacle Class of Shares of the U.S. Treasury Portfolio (no ticker symbol)

PROSPECTUS

July 29, 2010

The investment objective of the Money Market Portfolio and the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Summary of the Pinnacle Shares of the Money Market Portfolio		Management, Organization and Capital Structure
Summary of the Pinnacle Shares of the U.S. Treasury Portfolio		Shareholder Information
Investment Objectives, Principal Investment Strategies and Related Risks		Distribution Arrangements Financial Highlights
	PN-1	Privacy Notice

SUMMARY OF THE PINNACLE SHARES OF THE MONEY MARKET PORTFOLIO

Investment Objective

The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.  There is no assurance that the Portfolio will achieve its investment objective.

Fees and Expenses of the Money Market Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Pinnacle Shares of the Money Market Portfolio.

Money Market Portfolio Pinnacle Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Wire Redemption Fee	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		[0.12%]
Distribution and Service (12b-1) Fees		[0.00%]
Other Expenses (includes Administration Fees listed below)		[0.17%]
Administration Fees	[0.05%]
Total Annual Fund Operating Expenses		[0.29%]

Example
This Example is intended to help you compare the cost of investing in the Pinnacle Shares of the Money Market Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Pinnacle Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Pinnacle Shares of the Money Market Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio – Pinnacle Shares:	[$30	$93	$163	$368]

Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers’ acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities.  The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•
The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers.  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk/Return Bar Chart And Table

The following performance information provides some indication of the risks of investing in the Pinnacle Shares of the Money Market Portfolio.  The bar chart shows changes in the Pinnacle Shares of the Money Market Portfolio’s performance from year to year.  The table shows the Portfolio’s average annual total returns for the one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.  The current 7-day yield for the Pinnacle Shares of the Money Market Portfolio may be obtained by calling the Fund toll free at (800) 750-7862.

[will insert Money Market Portfolio – Pinnacle Class for calendar years 2000 through 2009]

Calendar Year End	% of Total Return
[2000	]
2001	]
2002	]
2003	]
2004	]
2005	]
2006	]
2007	]
2008	]
2009	]

As of June 30, 2010, the Pinnacle Shares of the Money Market Portfolio had a year-to-date return of [ 0.53%.]

[The Money Market Portfolio Pinnacle Shares’ highest quarterly return was 1.65% for the quarter ended September 30, 2000; the lowest quarterly return was 0.17% for the quarter ended June 30, 2009.]

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2009

Pinnacle Shares
One Year	[3.10%]
Five Years	[3.10%]
Since Inception*	[4.21%]
*    The inception date for the Money Market Portfolio’s Pinnacle Shares was July 29, 1999.

Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

Purchase and Sale of Fund Shares

[You may purchase, exchange or redeem Money Market Portfolio Pinnacle Class Shares of the Fund on any business day through Participating Organizations, Mutual Securities, Inc. (“MSI”) and from dealers with whom MSI has entered into agreements for these purposes, via written request (c/o Mutual Securities, Inc., P.O. Box 2308, Agoura Hills, CA  91376) or telephone (800-750-7862)].  The minimum initial investment amount is $1,000,000 and the minimum amount for subsequent investments is $10,000.

Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY OF THE PINNACLE SHARES OF THE U.S. TREASURY PORTFOLIO

Investment Objective

The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.  There is no assurance that the Portfolio will achieve its investment objective.

Fees and Expenses of the U.S. Treasury Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Pinnacle Shares of the U.S. Treasury Portfolio.

U.S. Treasury Portfolio Pinnacle Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Wire Redemption Fee	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		[0.12%]
Distribution and Service (12b-1) Fees		[0.00%]
Other Expenses (includes Administration Fees listed below)		[0.17%]
Administration Fees	[0.05%]
Total Annual Fund Operating Expenses		[0.29%]

Example

This Example is intended to help you compare the cost of investing in the Pinnacle Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Pinnacle Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Pinnacle Shares of the U.S. Treasury Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Treasury Portfolio – Pinnacle Shares:	[$30	$93	$163	$368]

Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less.  Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•
The U.S. Treasury Portfolio’s investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

Risk/Return Bar Chart And Table

The following performance information provides some indication of the risks of investing in the Pinnacle Shares of the U.S. Treasury Portfolio.  The bar chart shows changes in the average annual total returns of the Pinnacle Shares of the U.S. Treasury Portfolio’s performance from year to year.  The table shows the Portfolio’s average annual total returns for the one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.  The current 7-day yield for the Pinnacle Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 750-7862.

[will insert U.S. Treasury Portfolio – Pinnacle Class for calendar years 2000 through 2009]

Calendar Year End	% of Total Return
[2000	]
2001	]
2002	]
2003	]
2004	]
2005	]
2006	]
2007	]
2008	]
2009	]

As of June 30, 2010, the Pinnacle Shares of the U.S. Treasury Portfolio had a year-to-date return of [0.12%.]

[The U.S. Treasury Portfolio Pinnacle Shares’ highest quarterly return was 1.59% for the quarter ended December 31, 2000; the lowest quarterly return was 0.06% for the quarter ended December 31, 2008.]

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2009

Pinnacle Shares
One Year	[3.10%]
Five Years	[3.10%]
Since Inception*	[4.21%]

*      The inception date for the U.S. Treasury Portfolio’s Pinnacle Shares was July 29, 1999.

Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

Purchase and Sale of Fund Shares

[You may purchase, exchange or redeem U.S. Treasury Portfolio Pinnacle Class Shares of the Fund on any business day through Participating Organizations, Mutual Securities, Inc. (“MSI”) and from dealers with whom MSI has entered into agreements for these purposes, via written request (c/o Mutual Securities, Inc., P.O. Box 2308, Agoura Hills, CA  91376) or telephone (800 750-7862).]  The minimum initial investment amount is $1,000,000 and the minimum amount for subsequent investments is $10,000.

Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objectives

The Fund is a money market fund which seeks to achieve the following investment objectives through its Portfolios.

The investment objective of the Money Market Portfolio and the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

There can be no assurance that a Portfolio will achieve its investment objective.

The investment objective of any Portfolio of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of such Portfolio.

Principal Investment Strategies

Generally

In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations.  The Fund will only invest in securities which are denominated in United States dollars.  Other regulations pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less.  Also, the average maturity for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, will be 60 days or less. The maturities of variable rate demand instruments held in the Money Market Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The average life for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, and considered as a whole, will be 120 days or less.  The average life calculation differs from the average maturity calculation discussed above because the average maturity calculation allows the Fund to deem a security to have a shorter maturity date because of an interest rate readjustment.  The average life calculation does not shorten the maturity date because of an interest rate readjustment, but instead is based on a security’s stated final maturity or, when relevant, the date of the next demand feature when the fund may receive payment of principal and interest (such as a put feature).

The Portfolios will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Portfolios would have invested less than 10% of their respective total assets in Daily Liquid Assets.  As defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), currently Daily Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; or securities that will mature or are subject to a demand feature that is exercisable and payable within one business day (collectively, “Daily Liquid Assets”).

The Portfolios will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Portfolio would have invested less than 30% of its total assets in Weekly Liquid Assets.  As defined in Rule 2a-7 under the 1940 Act, currently Weekly Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”).  The Portfolios may maintain a higher percentage of their total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Fund’s Board of Trustees.

The Fund will only invest in either securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or in unrated securities but which have been determined by the Fund’s investment manager to be of comparable quality.

Each Portfolio of the Fund shall invest not more than 5% of its total assets in securities issued by a single issuer, except for U.S. Government Obligations.

With respect to 75% of its total assets, each Portfolio shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution, except for U.S. Government Obligations.

The Fund’s investment manager considers the following factors when buying and selling securities for each of the Fund’s Portfolios: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

As a temporary defensive measure a Portfolio may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund’s investment manager.  Such a temporary defensive position may cause the Portfolio to not achieve its investment objective.

Money Market Portfolio

The Money Market Portfolio intends to attain its investment objective through investments in the following securities:

(i)
United States Government Securities: The Money Market Portfolio may purchase short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.  These obligations include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of certain agencies and instrumentalities established under the authority of an act of Congress.  Some of these securities are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the United States Treasury, and still others are supported only by the credit of the agency or instrumentality.

(ii)
Domestic and Foreign Bank Obligations: The Money Market Portfolio may purchase securities issued by foreign governments, or any of their political subdivisions or agencies or instrumentalities, certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks.  Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time.  Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate.  Time deposits purchased by the Fund will not benefit from insurance from the FDIC.  Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.

The Money Market Portfolio limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of one billion dollars or the equivalent in other currencies.  The Money Market Portfolio limits its investments in obligations of domestic and foreign branches of foreign banks to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets.  These investments must also meet the quality criteria discussed above under “Principal Investment Strategies – Generally.”

The Money Market Portfolio generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Money Market Portfolio’s investment decisions and the Money Market Portfolio may invest in bank instruments issued by institutions which the investment manager believes present minimal credit risks.

The Money Market Portfolio may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks (“Eurodollar” obligations) and domestic branches of foreign banks (“Yankee dollar” obligations).  The Money Market Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Money Market Portfolio’s investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks.  Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate.  The Money Market Portfolio will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of such Portfolio’s total assets at the time of purchase.

Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers, (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations, (vi) the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers.  In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

(iii)
Variable Amount Master Demand Notes:  The Money Market Portfolio may purchase variable amount master demand notes.  These instruments are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria discussed above under “Principal Investment Strategies – Generally.”  The interest rate on a variable amount master demand note is periodically adjusted according to a prescribed formula.  Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.

(iv)
Loan Participation Interests: The Money Market Portfolio may purchase participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards applicable to bank instruments as set forth above.

(v)
Commercial Paper and Certain Debt Obligations:  The Money Market Portfolio may purchase commercial paper or similar debt obligations.  Commercial paper is generally considered to be short term unsecured debt of corporations.

(vi)
Repurchase Agreements: The Money Market Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Money Market Portfolio.  A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

U.S. Treasury Portfolio

The U.S. Treasury Portfolio intends to attain its investment objective through investments limited to obligations issued or guaranteed by the United States Government including repurchase agreements covering those types of obligations. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund will enter into repurchase agreements for inclusion in the U.S. Treasury Portfolio only if the instruments serving as collateral for the agreements are eligible for inclusion in the U.S. Treasury Portfolio.

The Portfolio’s investments may include the following securities:

(i)
United States Treasury Obligations:  Obligations issued by the full faith and credit of the United States.  U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii)
Other United States Government Obligations:  Marketable securities and instruments issued or guaranteed by the full faith and credit of the United States Government. Such obligations include obligations of the Federal Housing Administration, the Export-Import Bank of  the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration.

(iii)
Repurchase Agreements: The U.S. Treasury Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government.  A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

The investment policies of the U.S. Treasury Portfolio may produce a lower yield than a policy of investing in other types of instruments.  The yield of the U.S. Treasury Portfolio is likely to be lower than the yield of the Money Market Portfolio.

For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

Risks

The Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund’s investments could cause its share price (and the value of your investment) to change.

Investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government.  Although many U.S. Government securities purchased by the Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the United States. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, a Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

The U.S. Government securities that the Fund may purchase include:

•	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

•
Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (Ginnie Mae) and the Federal Housing Administration (FHA).

•
Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.

•
Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

Since the Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Money Market Portfolio may be subject to additional investment risks when compared with those incurred by a fund which invests only in domestic issuers.  Foreign securities markets generally are not as developed or efficient as those in the United States.  Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers.  Similarly, volume in most foreign securities markets is less than in the United States.  The issuers of some of these securities may be subject to less stringent or different regulation than are United States issuers.  In addition, there may be less publicly available information about a non-United States issuer, and non-United States issuers generally are not subject to uniform accounting and financial reporting standards and requirements. Additional risks associated with foreign investments might include adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities. Furthermore, some of these foreign securities may be subject to stamp, withholding or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

The U.S. Treasury Portfolio may invest in senior unsecured debt of banks, thrifts, and certain holding companies that are guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program. Although these investments are guaranteed under the FDIC's Temporary Liquidity Guarantee Program and are backed by the full faith and credit of the United States, such guarantee does not extend to shares of the Portfolio. The Portfolio’s investments in debt issued by private issuers that is guaranteed under the FDIC's Temporary Liquidity Guarantee Program are subject to certain risks, including, the risk that a trustee appointed by the private issuer of the debt fails to follow the specified FDIC claims process, and therefore the holders of such debt, including the Portfolio, may be deprived of all rights and remedies with respect to the FDIC guarantee claim. In addition, the Portfolio is subject to the risk that the payments by the FDIC pursuant to its guarantee will be delayed from the date payments are due under the terms of the debt. These risks could adversely affect the value of these securities.

Portfolio Holdings

A schedule of each Portfolio’s holdings, current as of month-end, will be available on the Fund’s website no earlier than 5 days after the end of each month.  This information will remain available on the website at least until updated for the next month or until the Fund files with the Securities and Exchange Commission (“SEC”) its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period.  The most recent schedule is available on the Fund’s website at http://www.money-funds.com/portfolioholdings or by calling toll free at (800) 433-1918.  The Fund may terminate or modify this policy at any time without further notice to shareholders, including making additional disclosure of the Fund’s portfolio holdings on the Fund’s website.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Fund’s investment manager is Reich & Tang Asset Management, LLC (the “Manager”).  The Manager’s principal business office is located at 600 Fifth Avenue, New York, NY 10020.  As of June 30, 2010, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of [$    billion]. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of eleven portfolios of registered investment companies, of which it acts as administrator for six.  The Manager also advises high net worth individuals, private funds, pension trusts, profit-sharing trusts and endowments.

Pursuant to the Investment Management Contract between the Fund and the Manager, the Manager manages each Portfolio’s securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund.  Pursuant to the Investment Management Contract, each of the Portfolios pays an annual management fee of 0.12% of each Portfolio’s average daily net assets.  For the fiscal year ended March 31, 2010, following a voluntary fee waiver, the Fund paid the Manager a fee equal to [0.11%] of the Money Market and 0.12% of the U.S. Treasury Portfolio’s average daily net assets.  A discussion regarding the basis for the Board of Trustees approving the continuance of the Investment Management Contract is available in the Fund’s annual report for the period ended March 31, 2010.

Pursuant to the Administrative Services Contract between the Fund and the Manager, the Manager provides all management and administrative services reasonably necessary for the Fund’s operation, other than those services that the Manager provides to the Fund pursuant to the Investment Management Contract.  The Manager also provides the Fund with personnel to perform all of the clerical and accounting type functions not performed by the Manager pursuant to the Investment Management Contract and Administrative Services Contract. For its services under the Administrative Services Contract, the Fund pays the Manager an annual fee of 0.05% of each Portfolio’s average daily net assets. For the fiscal year ended March 31, 2010, following a voluntary fee waiver, the Fund paid the Manager a fee for administrative services equal to [0.00%] of the Money Market and [0.02%] of the U.S. Treasury Portfolios’ average daily net assets.

The Manager and Distributor have agreed not to modify or terminate their fee waiver arrangements through July 31, 2011, without the prior approval of the Fund’s Board of Trustees.  Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares.

Investment management fees and operating expenses, which are attributable to more than one Class of the Fund, will be allocated daily to each Class of shares based on the percentage of shares outstanding at the end of the day.  For the fiscal year ended March 31, 2010, following voluntary fee waivers, the Fund paid the Distributor [                     ].

SHAREHOLDER INFORMATION

The Fund sells and redeems its shares on a continuing basis at their net asset value.  The Fund does not impose a charge for either purchases or redemptions.  All transactions in Fund shares are processed through the Fund’s transfer agent or its principal underwriter, as appropriate, which accepts orders for purchases and redemptions from Participating Organizations, Mutual Securities, Inc. (“MSI”) and from dealers with whom MSI has entered into agreements for these purposes. (See “Investments Through Participating Organizations” for a definition of Participating Organizations).

Pricing of Fund Shares

The net asset value of each Portfolio of the Fund’s shares is determined as of 4:00 p.m., Eastern time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except (i) days on which the New York Stock Exchange is closed for trading (i.e., national holidays) and (ii) Columbus Day and Veterans’ Day.  However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value.  The net asset value is computed by dividing the value of each Portfolio’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding.  Each Portfolio intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

The Fund’s portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act.  Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.  If fluctuating interest rates or credit issues cause the market value of the Fund’s share price to be less than $0.997 or greater than $1.003, the Board of Trustees will consider whether any action should be initiated to prevent the share price from going below $0.995 per share or above $1.005 per share. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price the Fund would receive if the instrument were sold.

Shares are issued as of the first determination of the Portfolio’s net asset value per share made after acceptance of the investor’s purchase order.  In order to maximize earnings on its Portfolios, the Fund normally has its assets as fully invested as is practicable.  Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as “Federal Funds”).  Portfolio shares begin accruing income on the day the shares are issued to an investor.

The Fund reserves the right to reject any purchase order of its shares.  In addition, the Fund does not accept cash, and may refuse to accept cash equivalents (i.e., travelers cheques, money orders, cashier’s checks or similar instruments) and certain other forms of payment at its discretion.

Subscribing to the Fund

[At the time of initial investment in the Fund, investors must elect on their fund application the Class of shares of the Portfolio in which they wish to invest.]  Subject to the Portfolios’ initial investment minimums, investors may divide their investment in the Fund between the Portfolios in any manner they choose by submitting the Fund application with their choices.

Subject to the suggested minimum balance of $250,000 for an existing account, shareholders in the Fund may transfer all or a portion of their shares from one open Portfolio account to another open Portfolio account at any time.  Any transfer into a Portfolio in which the shareholder does not have an open account must satisfy the Portfolio’s initial investment minimum of $1,000,000.  Shareholders will have a separate account with the Fund for each Portfolio in which they invest.  Certificates for Fund shares will not be issued to investors.

Purchase of Pinnacle Shares

Only Pinnacle shares are offered through this Prospectus.  Investors may invest in Pinnacle shares through MSI and through dealers with whom MSI has entered into agreements for the purposes described herein.  The Manager pays the expenses incurred in the distribution of Pinnacle Class shares. Participating Organizations (other than MSI) whose clients become Pinnacle Class shareholders will not receive compensation from the Manager or Distributor for the servicing they may provide to their clients.

The minimum initial investment in the Fund with respect to each Portfolio is $1,000,000.  The minimum amount for subsequent investments is $10,000 for all shareholders.  The Fund may waive any minimum purchase requirements.

Investments Through Participating Organizations

Investors may invest in the Pinnacle Class of the Fund through the Participating Organizations, such as MSI, with which they have accounts.  Participating Organizations are securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund.  When instructed by its customer to purchase or redeem Fund shares, the Participating Organization, on behalf of the customer, transmits to the Fund’s transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations through its clearing agents or affiliated organizations may confirm to their customers who are shareholders in the Fund each purchase and redemption of Fund shares for the customers’ accounts.  Also, Participating Organizations through its clearing agents or affiliated organizations may send periodic account statements to their customers showing (i) the total number of Fund shares owned by each customer as of the statement closing date, (ii) purchases and redemptions of Fund shares by each customer during the period covered by the statement, and (iii) the income earned by Fund shares of each customer during the statement period (including dividends paid in cash or reinvested in additional Fund shares).  Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.

Participating Organizations may charge investors a fee in connection with their use of specialized purchase and redemption procedures.  Participating Organizations may arrange for its clearing agents or affiliated organizations to received payment in consideration of providing clerical services in the facilitation of specialized purchase and redemption of Fund shares.  In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly.  Accordingly, the net yield to investors who invest through Participating Organizations may be less than the net yield that could be achieved by investing in the Fund directly.  Participating Organizations may also set deadlines for receipt of orders from their customers that are earlier than the order deadline of the Fund due to processing or other reasons.   Investors should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

Qualified Participating Organizations may transmit an investor’s purchase or redemption order to the Fund’s transfer agent after 4:00 p.m., Eastern time, on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before 4:00 p.m., Eastern time on that day. The investor will then receive the net asset value of the Fund’s shares determined as of 4:00 p.m., Eastern time on the day he placed his order with the qualified Participating Organization.  Participating Organizations are responsible for instituting procedures to ensure that purchase orders by their respective clients are processed expeditiously.

Initial Purchases of Pinnacle Shares

Investors who wish to invest in the Fund may obtain a current prospectus and the Fund application necessary to open an account by telephoning the Fund toll free at (800) 750-7862.

Mail

Investors may send or deliver a check made payable to “National Financial Services” for initial purchases to:

Pinnacle Shares of Daily Income Fund
c/o Mutual Securities, Inc.
P.O. Box 2308
Agoura Hills, CA  91376

Checks are accepted subject to collection at full value in United States currency.  Payment by a check drawn on any member of the Federal Reserve System will normally be converted into Federal Funds within two business days after receipt of the check.  Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds.

Bank Wire

To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor, prior to his or her initial purchase of shares, should first telephone Mutual Securities, Inc. at (818) 706-8170 or toll free at (800) 750-7862 to obtain a new account number and then instruct a member bank to wire his money immediately to:

Chase Manhattan Bank, New York, NY
ABA # 021000021
Account of National Financial
Acct. #066196-221
for further credit to: (Brokerage Account No.)
Customer name:

An account will not be opened until the Fund has received the Fund application and required documentation in proper form and has accepted the purchase order for its shares.

There may be a charge by the investor’s bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds.  The Fund does not charge investors in the Fund for its receipt of wire transfers.  Payment in the form of a “bank wire” received prior to 4:00 p.m., Eastern time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

Subsequent Purchases of Shares

Subsequent purchases can be made by bank wire, as indicated above, or by mailing a check to:

Pinnacle Shares of Daily Income Fund
c/o Mutual Securities, Inc.
P.O. Box 2308
Agoura Hills, CA  91376

There is a $10,000 minimum for the Pinnacle Class shares for subsequent purchases.  All payments should clearly indicate the shareholder’s account number.

Provided that the information on the application form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new Fund application at any time during the year the shareholder’s account is closed or during the following calendar year.

Redemption of Shares

A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Portfolio following receipt by the Fund’s transfer agent of the redemption order (and any supporting documentation that the Fund’s transfer agent may require).  Normally, payment for redeemed shares is made on the same Fund Business Day the redemption is effected, if the redemption proceeds are paid by wire (on the next Fund Business Day if paid by check).  However, redemption payments will not be paid out unless the check (including a certified or cashier’s check) used for investment has been cleared for payment by the investor’s bank, which could take up to 15 days after investment.  Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.

A shareholder’s original Fund application permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below.  A shareholder may only change the instructions indicated on his original Fund application by transmitting a written direction to the Fund’s transfer agent.  Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

When a signature guarantee is called for, the shareholder should have “Signature Guaranteed” stamped under his signature.  It should be signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund’s transfer agent’s standards and procedures.

Written Requests

Shareholders may make a redemption in any amount by sending a written request to the Fund addressed to:

Pinnacle Shares of Daily Income Fund
c/o Mutual Securities, Inc.
P.O. Box 2308
Agoura Hills, CA  91376

All written requests for redemption must be signed by the shareholder, in each case with signature guaranteed, unless otherwise indicated on the Fund application or in a subsequent written authorization.

Normally the redemption proceeds are paid by check and mailed to the shareholder at the address of record.

Telephone

The Fund accepts telephone requests for redemption from shareholders who elect this option on their Fund application. The proceeds of a telephone redemption may be sent to the shareholder at their address of record or, if in excess of $1,000, to their bank accounts, both as set forth in the Fund application or in a subsequent signature guaranteed written authorization.  The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them.  Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000.  The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification at the time of such redemption request.  Failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for the losses incurred by investors due to unauthorized or fraudulent telephone redemptions.

A shareholder making a telephone withdrawal should call the Fund at (818) 706-8170 or toll free at (800) 750-7862, and state: (i) the name of the shareholder appearing on the Fund’s records, (ii) the shareholder’s account number with the Fund, (iii) the amount to be withdrawn, (iv) whether such amount is to be forwarded to the shareholder’s designated bank account or address, and (v) the name and phone number of the person requesting the redemption.  Usually the proceeds are sent to the designated bank account or address on the same Fund Business Day the redemption is effected, if the redemption proceeds are being paid by wire (on the next Fund Business Day if paid by check).  The Fund may modify or discontinue the telephone redemption option at any time and will notify shareholders accordingly.

Generally

There is no redemption charge, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals.  Proceeds of redemptions are paid by check.  Unless other instructions are given in proper form to the Fund’s transfer agent, a check for the proceeds of a redemption will be sent to the shareholder’s address of record.  If a shareholder elects to redeem all of his shares, of a Portfolio all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption.  A redemption of shares may result in taxable income to the shareholder.

The right of redemption generally may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) any period during which the SEC determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, (iv) such other period as the SEC may by order permit for the protection of the shareholders of the Fund, or (v) a situation where the Fund needs to rely on Rule 22e-3 under the 1940 Act in order to facilitate an orderly liquidation of the Fund.

The Fund and its agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations.  Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.

The Fund reserves the right to redeem the shares of any shareholder if the net asset value of all the remaining shares in the shareholder’s or its Participating Organization’s account after a withdrawal is less than $250,000.  Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or the Fund may impose a monthly service charge of $10 on such accounts.  For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization.  The Participating Organization will be responsible for notifying the Participant Investor of the proposed mandatory redemption.  During the notice period a shareholder or Participating Organization who receives such a notice may avoid mandatory redemption by purchasing sufficient additional shares to increase his total net asset value to the minimum amount.  Shareholders who purchase shares under these circumstances are not subject to the normal $10,000 minimum for subsequent purchases.

In addition, in accordance with applicable customer identification regulations, the Fund reserves the right to redeem the shares of any shareholder and close the shareholder’s account if the Fund and its agents are unable to verify the shareholder’s identity within a reasonable time after the shareholder’s account is opened.  If the Fund closes a shareholder’s account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.

Dividends and Distributions

The Fund declares dividends equal to all its net investment income (excluding capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly.  There is no fixed dividend rate.  In computing these dividends, interest earned and expenses are accrued daily.

Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash.  The reinvestment of capital gains or any taxable dividends does not avoid a taxable event to the shareholder. See “Tax Consequences.”

Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution.  If the shareholder makes no election, the Fund will make the distribution in shares.  There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions.

While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year’s net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments.  Except as described herein, each Portfolio’s net investment income (excluding capital gains, if any) will be declared as a dividend on each Fund Business Day.  The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day.  The Fund pays dividends monthly after the close of business on the last calendar day of each month or after the close of business on the previous Fund Business Day if the last calendar day of each month is not a Fund Business Day.  There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

[Because the Pinnacle Shares bear the service fee under the Fund’s 12b-1 Plan, the net income of and the dividends payable to this share class may be lower than the net income of and dividends payable to the other share classes of the Fund.  Dividends paid to each Class of shares of each Portfolio of the Fund will, however, be declared on the same days at the same times and, except as noted with respect to the service fees payable under the Fund’s 12b-1 Plan, will be determined in the same manner and paid in the same amounts.]

Frequent Trading

The Reich & Tang family of funds discourages short-term or excessive trading (“frequent trading”) of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below.  Frequent trading is sometimes referred to as market timing.  Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund’s portfolio securities and the reflection of that change in the fund’s share price.  Frequent trading may dilute the value of fund shares held by long-term shareholders.  Frequent trading may also interfere with the efficient management of a fund’s portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not.  Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not.  For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund.  There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share.  In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash.  As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nonetheless, as indicated under “Pricing of Fund Shares” the Fund reserves the right to reject any purchase order for its shares for any reason and thus may exercise such right in the event it determines that a purchase order is disruptive to the Fund’s management or otherwise. The Fund’s procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Fund exercising its right to reject purchase orders it determines in its discretion to be disruptive.  The Fund may change its policies relating to frequent trading at any time without prior notice to shareholders.

Tax Consequences

The Fund intends to continue to qualify for the income tax treatment applicable to a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for each Portfolio.  To qualify as a regulated investment company, each Portfolio must meet certain tests concerning its investments and distributions.  For each year a Portfolio qualifies as a regulated investment company, the Portfolio will not be subject to federal income tax on its investment company taxable income (which generally consists of ordinary income, including taxable interest, and realized net short-term capital gains in excess of realized net long-term capital losses, if any) and net long-term capital gains distributed to its shareholders in the form of dividends or capital gain distributions.  Additionally, each Portfolio will not be subject to a federal excise tax if the Portfolio distributes each year at least 98% of its ordinary income and 98% of its capital gain income to its shareholders and any undistributed and untaxed amounts from prior years.

Dividends of investment company taxable income are taxable to the recipient shareholders as ordinary income.  The Fund expects that as a result of its investment objectives, distributions will (i) consist primarily of ordinary income, (ii) in the case of corporate shareholders, not be eligible for the dividends received deduction, and (iii) in the case of individual shareholders, not be eligible for the reduced tax rate currently applicable to certain qualified dividend income.  Dividends and distributions are treated in the same manner for federal income tax purposes whether the shareholders receive cash or additional shares.  A shareholder who elects to reinvest in additional shares will be treated for tax purposes as if it had received and reinvested the cash dividend.

A shareholder’s initial tax basis for its shares in the Fund will be its cost of the shares, including any fees or expenses.  The sale of shares in the Fund will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference between the shareholder’s adjusted tax basis for the shares and the proceeds received on the sale.  Gain or loss generally will be treated as capital gain or loss if the shares in the Fund are held as capital assets.  Such capital gain or loss will be long-term if the shareholder has held the shares in the Fund for more than one year, and, for individual shareholders, may qualify for the maximum capital gain tax rate of 15% (for taxable years beginning before January 1, 2011) rather than the tax rate applicable to ordinary income.  The exchange of shares of one Portfolio for shares of another Portfolio, if available, will also be treated as a taxable disposition of the shares exchanged, on which gain or loss will be recognized.  In either case, loss recognition may be affected by the loss disallowance rules of the Code.

The Fund is required by federal law to withhold 28% of reportable payments as backup withholding (which may include dividends, capital gain distributions and redemptions) paid to shareholders who have not complied with Code requirements regarding the supplying of their taxpayer identification number and the reporting of income.  In connection with this withholding requirement, a shareholder will be asked to certify on its application that the social security or tax identification number provided is correct and that the shareholder is not subject to backup withholding for various reasons including previous underreporting to the IRS.

Distributions from the U.S. Treasury Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof, may be exempt from state and local taxes in certain states.  Investors should consult their own tax advisors regarding specific questions as to federal, state or local taxes.  Additional tax information is provided in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

Rule 12b-1 Fees

Investors do not pay a sales charge to purchase Pinnacle Shares of the Fund. The Fund’s Board of Trustees has adopted a Rule 12b-1 distribution and service plan (the “Plan”) and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement, with respect to the Pinnacle Class shares.  There are no fees chargeable to the Pinnacle Class shares under the Plan.

Under the Distribution Agreement, the Distributor serves as distributor of the Pinnacle Class shares and, for nominal consideration (i.e., $1.00) and as agent for the Fund, the Distributor will solicit orders for the purchase of the Fund’s shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.

The Plan provides that the Fund will pay for preparing, printing and delivering the Fund’s Prospectus to existing shareholders of the Fund and preparing and printing Fund applications for shareholder accounts.

The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee, administrative services fee and past profits to pay the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons in connection with the distribution of the Fund’s shares.

The Manager or an affiliate may, from time to time, at its expense and out of its own resources make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers’ assets in the Fund.  These payments may be referred to as “revenue sharing,” but do not change the price paid by investors to purchase the Fund’s shares or the amount the Fund receives as proceeds from such sales.  Revenue sharing payments may be made to Participating Organizations that provide services to the Fund or its shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services. The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Fund to you or to recommend one fund complex over another. Please speak with your Participating Organization to learn more about payments made to them by the Distributor or its affiliates.  Additional information regarding these payments can be found in the Fund’s Statement of Additional Information.  In addition, to the extent allowable under the Financial Industry Regulatory Authority (“FINRA”) rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for certain Participating Organizations and may provide non-cash compensation to certain Participating Organizations like sponsorship or funding of sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or by giving out merchandise at industry conferences, which may be paid for by the Manager or an affiliate out of its own resources.

FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand the Pinnacle Class shares’ financial performance for the past five years.  Certain information reflects financial results for a single Pinnacle Class share. The total returns in the table represent the rate that an investor would have earned on an investment in the Pinnacle Shares (assuming reinvestment of all dividends and distributions).  This information has been derived from the Fund’s financial statements audited by [insert auditor’s name] whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[will insert from the completed annual report]

NOTICE OF REICH & TANG* PRIVACY POLICY

We do not disclose to third parties nonpublic personal information about current or former Reich & Tang customers, clients or mutual fund shareholders other than as described below.

We collect nonpublic personal information about you, such as your name, address, social security number, account activity and account balances from your account application and other forms that you may deliver to us.  We use this information to provide advisory services to you, to open an account for you, or to process a transaction for your account.  In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to unaffiliated firms to effect or process transactions for you or to assist us in servicing your account.

We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made.  We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

* For purposes of this notice, “Reich & Tang” includes: Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc. and all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

THIS IS NOT PART OF THE PROSPECTUS

PN-1

A Statement of Additional Information (SAI) dated July 29, 2010, includes additional information about the Fund and its investments and is incorporated by reference into this Prospectus.  Further information about Fund investments is available in the annual and semi-annual shareholder reports.  You may obtain the SAI, the annual and semi-annual reports without charge by calling the Fund toll free at (800) 750-7862.  You may also obtain the SAI and the annual and semi-annual reports without charge by visiting the Fund’s website at http://www.money-funds.com/funds/index.  To request other information about the Fund, call your financial intermediary or the Fund.

DAILY

INCOME

FUND

Pinnacle Class Shares
PROSPECTUS

July 29, 2010

A current SAI has been filed with the Securities and Exchange Commission.  Information about the Fund (including the SAI) is also available from the Public Reference Room of the Securities and Exchange Commission.  Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090.  Fund reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Distributed by:      Mutual Securities, Inc.
P.O. Box 2308
Agoura Hills, CA  91376

Investment Company Act No. 811-8312
PDIF07/10

Advantage Primary Liquidity Fund (Ticker Symbol: ADLXX)
Advantage Government Liquidity Fund (Ticker Symbol: ADGXX)
Advantage Municipal Liquidity Fund (Ticker Symbol:  ADMXX)

f

f

Shares of Daily Income Fund (the “Fund”) - Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio (each, a “Portfolio”, and collectively, the “Portfolios”)

PROSPECTUS

July 29, 2010

Daily Income Fund (the “Fund”) is an open-end, diversified money market fund designed as a cash management service for institutional customers and individuals.

The investment objective of the Money Market Portfolio and the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

This Prospectus relates exclusively to the Advantage Class of shares (the “Advantage Shares”) of the Daily Income Fund – Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

OPPENHEIMER

Available exclusively to customers of
Oppenheimer & Co. Inc. and its Affiliates
125 Broad Street
New York, NY 10004

Summary of the Advantage Shares of the Money Market Portfolio	Shareholder Information
Summary of the Advantage Shares of the U.S. Government Portfolio	Dividends and Distributions
Summary of the Advantage Shares of the Municipal Portfolio	Tax Consequences
Distributions Arrangements
Investment Objectives, Principal Investment Strategies and Related Risks	Financial Highlights
Management, Organization and Capital Structure	Privacy Notice	PN-1

Summary of the Advantage Shares of Daily Income Fund - Money Market Portfolio

Investment Objective

The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.  There is no assurance that the Portfolio will achieve its investment objective.

Fees and Expenses of the Money Market Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Advantage Shares of the Money Market Portfolio.

Money Market Portfolio Advantage Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Wire Redemption Fee	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		[0.12%]
Distribution and Service (12b-1) Fees		[0.00%]
Other Expenses (includes Administration Fees listed below)		[0.17%]
Administration Fees	[0.05%]
Total Annual Fund Operating Expenses		[0.29%]

Example

This Example is intended to help you compare the cost of investing in the Advantage Shares of the Money Market Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Advantage Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advantage Shares of the Money Market Portfolio’s’ operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio – Advantage Shares:	[$30	$93	$163	$368]

Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers’ acceptances, high quality commercial paper, loan participation interests securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities.  The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•
The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers.  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Advantage Shares of the Money Market Portfolio.  The bar chart shows changes in the Advantage Shares of the Money Market Portfolio’s performance from year to year.  The table shows the Portfolio’s average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.  The current 7-day yield for the Advantage Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

[will insert Money Market Portfolio – Advantage Shares graph for 2007 through 2009]

Calendar Year End	% of Total Return
2007	]
2008	]
2009	]

As of June 30, 2010, the Money Market Portfolio’s Advantage Shares had a year-to-date return of [%.]

The Money Market Portfolio Advantage Shares’ highest quarterly return was 1.11% for the quarter ended September 30, 2007; the lowest quarterly return was 0.01% for the quarter ended June 30, 2009.

Average Annual Total Returns – Money Market Portfolio Advantage Shares
For the period ended December 31, 2009

One Year	[3.10%]
Since Inception*	[4.21%]

*The inception date for the Money Market Portfolio’s Advantage Shares was November 1, 2006.

Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Money Market Portfolio Advantage Shares of the Fund on any business day through Oppenheimer & Co., Inc. via written request (125 Broad Street, New York, NY 10004) or telephone (800-433-1918).  There is no minimum initial or subsequent investment amount.

Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary of the Advantage Shares of Daily Income Fund - U.S. Government Portfolio

Investment Objective

The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.  There is no assurance that the Portfolio will achieve its investment objective.

Fees and Expenses of the U.S. Government Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Advantage Shares of the U.S. Government Portfolio.

U.S. Government Portfolio Advantage Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Wire Redemption Fee	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		[0.12%]
Distribution and Service (12b-1) Fees		[0.00%]
Other Expenses (includes Administration Fees listed below)		[0.17%]
Administration Fees	[0.05%]
Total Annual Fund Operating Expenses		[0.29%]

Example

This Example is intended to help you compare the cost of investing in the Advantage Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Advantage Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advantage Shares of the U.S. Government Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Government Portfolio – Advantage Shares:	[$30	$93	$163	$368]

Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, (“Government Securities”) with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•
The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities.  Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal.  Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Advantage Shares of the U.S. Government Portfolio.  The bar chart shows changes in the Advantage Shares of the U.S. Government Portfolio’s performance from year to year.  The table shows the Portfolio’s average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.  The current 7-day yield for the Advantage Shares of the U.S. Government Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

[will insert U.S. Government Portfolio – Advantage Shares graph for 2007 through 2009]

Calendar Year End	% of Total Return
2007	]
2008	]
2009	]

As of June 30, 2010, the U.S. Government Portfolio’s Advantage Shares had a year-to-date return of [%].

[The U.S. Government Portfolio Advantage Shares’ highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.01% for the quarter ended March 31, 2009.]

Average Annual Total Returns – U.S. Government Portfolio Advantage Shares
For the period ended December 31, 2009

One Year	[3.10%]
Since Inception*	[4.21%]

* The inception date for the U.S. Government Portfolio’s Advantage Shares was November 2, 2006.

Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem U.S. Government Portfolio Advantage Shares of the Fund on any business day through Oppenheimer & Co., Inc. via written request (125 Broad Street, New York, NY 10004) or telephone (800-433-1918).  There is no minimum initial or subsequent investment amount.

Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary of the Advantage Shares of Daily Income Fund - Municipal Portfolio

Investment Objective

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.  There is no assurance that the Portfolio will achieve its’ investment objective.

Fees and Expenses of the Municipal Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Advantage Shares of the Municipal Portfolio.
Municipal Portfolio Advantage Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Wire Redemption Fee	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		[0.12%]
Distribution and Service (12b-1) Fees		[0.00%]
Other Expenses (includes Administration Fees listed below)		[0.17%]
Administration Fees	[0.05%]
Total Annual Fund Operating Expenses		[0.29%]

Example

This Example is intended to help you compare the cost of investing in the Advantage Shares of the Municipal Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Advantage Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advantage Shares of the Municipal Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Municipal Portfolio – Advantage Shares:	[$30	$93	$163	$368]

Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax.  For purposes of this test only, net assets include borrowings for investment purposes.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.  The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•
The Municipal Portfolio invests in municipal debt obligations.  The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation.  In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Advantage Shares of the Municipal Portfolio.  The bar chart shows changes in the Advantage Shares of the Municipal Portfolio’s performance from year to year.  The table shows the Portfolio’s average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.  The current 7-day yield for the Advantage Shares of the Municipal Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

[will insert Municipal Portfolio – Advantage Shares graph for 2007 through 2009]

Calendar Year End	% of Total Return
2007	]
2008	]
2009	]

As of June 30, 2010, the Municipal Portfolio’s Advantage Shares had a year-to-date return of 0.11%

The Municipal Portfolio Advantage Shares’ highest quarterly return was 0.70% for the quarter ended June 30, 2007; the lowest quarterly return was 0.04% for the quarter ended June 30, 2009.

Average Annual Total Returns – Municipal Portfolio Advantage Shares
For the period ended December 31, 2009

One Year	[3.10%]
Since Inception*	[4.21%]

*The inception date for the Municipal Portfolio’s Advantage Shares was November 2, 2006.

Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Municipal Portfolio Advantage Shares of the Fund on any business day through Oppenheimer & Co., Inc. via written request (125 Broad Street, New York, NY 10004) or telephone (800-433-1918).  There is no minimum initial or subsequent investment amount.

Tax Information

The Portfolio intends to distribute income that is exempt from regular federal income tax.  It is possible that a portion of the Portfolio’s distributions may be subject to state, local or federal income taxes or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objectives

The investment objective of the Money Market Portfolio and the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

There can be no assurance that a Portfolio will achieve its investment objective.

The investment objective of any Portfolio of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of such Portfolio.

Principal Investment Strategies

Generally

In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations.  The Fund will only invest in securities which are denominated in United States dollars.  Other regulations pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less.  Also, the average maturity for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, will be 60 days or less. The maturities of variable rate demand instruments held in the Money Market Portfolio and Municipal Portfolio will be deemed to be the longer of the period required before these Portfolios are entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The average life for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, and considered as a whole, will be 120 days or less.  The average life calculation differs from the average maturity calculation discussed above because the average maturity calculation allows the Fund to deem a security to have a shorter maturity date because of an interest rate readjustment.  The average life calculation does not shorten the maturity date because of an interest rate readjustment, but instead is based on a security’s stated final maturity or, when relevant, the date of the next demand feature when the fund may receive payment of principal and interest (such as a put feature).

With respect to the Money Market Portfolio and the U.S. Government Portfolio, the Portfolios will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Portfolios would have invested less than 10% of their respective total assets in Daily Liquid Assets.  As defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), currently Daily Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; or securities that will mature or are subject to a demand feature that is exercisable and payable within one business day (collectively, “Daily Liquid Assets”).

The Portfolios will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Portfolio would have invested less than 30% of its total assets in Weekly Liquid Assets.  As defined in Rule 2a-7 under the 1940 Act, currently Weekly Liquid Assets include (i) cash;

(ii) direct obligations of the U.S. Government; (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”).  The Portfolios may maintain a higher percentage of their total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Fund’s Board of Trustees.

The Fund will only invest in either securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or in unrated securities but which have been determined by the Fund’s investment manager to be of comparable quality.

Each Portfolio of the Fund shall invest not more than 5% of its total assets in securities issued by a single issuer, except for U.S. Government Obligations.

With respect to 75% of its total assets, each Portfolio shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution, except for U.S. Government Obligations.

The Fund’s investment manager considers the following factors when buying and selling securities for each of the Fund’s Portfolios:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

As a temporary defensive measure a Portfolio may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund’s investment manager.  Such a temporary defensive position may cause the Portfolio to not achieve its investment objective.

Money Market Portfolio

The Money Market Portfolio intends to attain its investment objective through investments in the following securities:

(i)	United States Government Securities:

The Money Market Portfolio may purchase short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.  These obligations include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of certain agencies and instrumentalities established under the authority of an act of Congress.  Some of these securities are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the United States Treasury, and still others are supported only by the credit of the agency or instrumentality.

(ii)	Domestic and Foreign Bank Obligations:

The Money Market Portfolio may purchase securities issued by foreign governments, or any of their political subdivisions or agencies or instrumentalities, certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks.  Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time.  Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate.  Time deposits purchased by the Fund will not benefit from insurance from the FDIC.  Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.

The Money Market Portfolio limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of one billion dollars or the equivalent in other currencies.  The Money Market Portfolio limits its investments in obligations of domestic and foreign branches of foreign banks to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets.  These investments must also meet the quality criteria discussed above under “Principal Investment Strategies – Generally.”

The Money Market Portfolio generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion.  However, the total assets of a bank will not be the sole factor determining the Money Market Portfolio’s investment decisions and the Money Market Portfolio may invest in bank instruments issued by institutions which the investment manager believes present minimal credit risks.

The Money Market Portfolio may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks (“Eurodollar” obligations) and domestic branches of foreign banks (“Yankee dollar” obligations). The Money Market Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Money Market Portfolio’s investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks.  Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate.  The Money Market Portfolio will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of such Portfolio’s total assets at the time of purchase.

Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers, (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations, (vi)  the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers.  In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

(iii)
Variable Amount Master Demand Notes:  The Money Market Portfolio may purchase variable amount master demand notes.  These instruments are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria discussed above under “Principal Investment Strategies –

(iv)
Generally.”  The interest rate on a variable amount master demand note is periodically adjusted according to a prescribed formula.  Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.

(v)
Loan Participation Interest: The Money Market Portfolio may purchase participation interest in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards applicable to bank instruments as set forth above.

(vi)	Commercial Paper and Certain Debt Obligations:

The Money Market Portfolio may purchase commercial paper or similar debt obligations.  Commercial paper is generally considered to be short-term unsecured debt of corporations.

(vii)	Repurchase Agreements:

The Money Market Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Money Market Portfolio.  A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

U.S. Government Portfolio

Under normal market circumstances, the U.S. Government Portfolio will invest at least 80% of its net assets in short-term Government Securities with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Portfolio’s investments may include the following securities:

(i)	United States Treasury Obligations:

Obligations issued by the full faith and credit of the United States.  U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii)
Other Obligations of U.S. Government agencies and instrumentalities: Marketable securities and instruments issued by government-sponsored agencies and enterprises acting under authority of Congress.  Although obligations of federal agencies and instrumentalities are not debts of the U.S. Treasury, in some cases, payment of interest and principal on such obligations is guaranteed by the U.S. Government, e.g., obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration; in other cases payment of interest and principal is not guaranteed, e.g., obligation of the Federal Home Loan Bank System and the Federal Farm Credit Bank.  The Fund will invest in the securities of those agencies that are not guaranteed or backed by the full faith and credit of the U.S. Government only when the Manager, in its sole discretion, is satisfied that the credit risk with respect to a particular agency or instrumentality is minimal.

(iii)	Repurchase Agreements:

(iv)
The U.S. Government Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.  A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

Municipal Portfolio

Under normal market circumstances, the Municipal Portfolio will invest at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax.  For purposes of this test only, net assets include borrowings for investment purposes.  The Fund will provide shareholders with at least 60 days’ prior notice of any changes in this policy. The Municipal Portfolio intends to attain its investment objective through investments in the following securities:

(i)	Municipal Securities:

The Municipal Portfolio may purchase high quality tax-exempt money market instruments (“Municipal Securities”), including debt obligations issued to obtain funds for various public purposes (e.g., the construction of a wide range of public facilities), the refunding of outstanding obligations, the obtaining of funds for general operating expenses and lending such funds to other public institutions and facilities.  The Portfolio may also invest in certain types of private activity bonds or industrial development bonds, issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.  Such obligations are considered to be Municipal Securities provided that the interest paid thereon generally qualifies as exempt from regular federal income tax in the opinion of bond counsel.  Interest on certain Municipal Securities may give rise to federal alternative minimum tax liability and may have other federal income tax consequences.

(ii)	Repurchase Agreements:

The Municipal Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Municipal Portfolio.  A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

Risks

The Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund’s investments could cause its share price (and the value of your investment) to change.

With respect to the Money Market Portfolio and the U.S. Government Portfolio, investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government.  Although many U.S. Government Securities purchased by the Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the United States. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, a Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

The U.S. Government Securities that the Fund may purchase include:

•	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

•
Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (Ginnie Mae) and the Federal Housing Administration (FHA).

•
Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.

•
Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

Since the Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Money Market Portfolio may be subject to additional investment risks when compared with those incurred by a fund which invests only in domestic issuers.  Foreign securities markets generally are not as developed or efficient as those in the United States.  Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers.  Similarly, volume in most foreign securities markets is less than in the United States.  The issuers of some of these securities may be subject to less stringent or different regulation than are United States issuers.  In addition, there may be less publicly available information about a non-United States issuer, and non-United States issuers generally are not subject to uniform accounting and financial reporting standards and requirements. Additional risks associated with foreign investments might include adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities. Furthermore, some of these foreign securities may be subject to stamp, withholding or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

The U.S. Government Portfolio may invest in senior unsecured debt of banks, thrifts, and certain holding companies that are guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program. Although these investments are guaranteed under the FDIC's Temporary Liquidity Guarantee Program and are backed by the full faith and credit of the United States, such guarantee does not extend to shares of the Portfolio. The Portfolio’s investments in debt issued by private issuers that is guaranteed under the FDIC's Temporary Liquidity Guarantee Program are subject to certain risks, including, the risk that a trustee appointed by the private issuer of the debt fails to follow the specified FDIC claims process, and therefore the holders of such debt, including the Portfolio, may be deprived of all rights and remedies with respect to the FDIC guarantee claim. In addition, the Portfolio is subject to the risk that the payments by the FDIC pursuant to its guarantee will be delayed from the date payments are due under the terms of the debt. These risks could adversely affect the value of these securities.

The investment policies of the U.S. Government Portfolio may produce a lower yield than a policy of investing in other types of instruments.  The yield of the U.S. Government Portfolio is likely to be lower than the yield of the Money Market Portfolio.

Since the Municipal Portfolio invests in municipal debt obligations, the value of these municipal obligations may be affected by uncertainties on the municipal debt market related to taxation.  In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

Portfolio Holdings

A schedule of each Portfolio’s holdings, current as of month-end, will be available on the Fund’s website no earlier than 5 days after the end of each month.  This information will remain available on the website at least until updated for the next month or until the Fund files with the Securities and Exchange Commission (“SEC”) its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period.  The most recent schedule is available on the Fund’s website at http://www.money-funds.com/portfolioholdings or by calling toll free at (800) 433-1918.  The Fund may terminate or modify this policy at any time without further notice to shareholders, including making additional disclosure of the Fund’s portfolio holdings on the Fund’s website.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Fund’s investment manager is Reich & Tang Asset Management, LLC (the “Manager”).  The Manager’s principal business office is located at 600 Fifth Avenue, New York, NY 10020.  As of June 30, 2010, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of [$    billion]. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of eleven portfolios of registered investment companies, of which it acts as administrator for six.  The Manager also advises high net worth individuals, private funds, pension trusts, profit-sharing trusts and endowments.

Pursuant to the Investment Management Contract between the Fund and the Manager, the Manager manages each Portfolio’s securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund.  Pursuant to the Investment Management Contract, each of the Portfolios pays an annual management fee of 0.12% of each Portfolio’s average daily net assets.  For the fiscal year ended March 31, 2010, following a voluntary fee waiver,  the Fund paid the Manager a management fee equal to [    ]% of the Money Market, [    ]% of the U.S. Government, and [    ]% of the Municipal Portfolios’ average daily net assets.  A discussion regarding the basis for the Board of Trustees approving the continuance of the Investment Management Contract is available in the Fund’s annual report for the period ended March 31, 2010.

Pursuant to the Administrative Services Contract between the Fund and the Manager, the Manager provides all management and administrative services reasonably necessary for the Fund’s operation, other than those services that the Manager provides to the Fund pursuant to the Investment Management Contract.  The Manager also provides the Fund with personnel to perform all of the clerical and accounting type functions not performed by the Manager pursuant to the Investment Management Contract and the Administrative Services Contract. For its services under the Administrative Services Contract, the Fund pays the Manager an annual fee of 0.05% of each Portfolio’s average daily net assets. For the fiscal year ended March 31, 2010, following a voluntary fee waiver, the Fund paid the Manager a fee for administrative services equal to [       %] of the Money Market, [      %] of the U.S. Government and [    %] of the Municipal Portfolios’ average daily net assets.

The Manager, at its discretion, may voluntarily waive all or a portion of the investment management and the administrative services fees.  Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares.

In addition, Reich & Tang Distributors, Inc. (the “Distributor”), receives a servicing fee equal to 0.25% per annum of the average daily net assets of the Advantage Shares of each Portfolio under the Shareholder Servicing Agreement and a distribution fee in an amount not to exceed 0.75% per annum of the average daily net assets of the Advantage Shares under the Distribution Agreement.  The fees are accrued daily and paid monthly.

Investment management fees and operating expenses, which are attributable to more than one Class of the Fund, will be allocated daily to each Class of shares based on the percentage of shares outstanding at the end of the day.  For the fiscal year ended March 31, 2010, following voluntary fee waivers, the Fund paid the Distributor [              ].

SHAREHOLDER INFORMATION

Each Portfolio sells and redeems its shares on a continuing basis at its net asset value and does not impose a charge for either purchases or redemptions.  All transactions in the Fund are effected through the Fund’s transfer agent, who accepts orders for purchases and redemptions from (i) Oppenheimer & Co. Inc. for orders placed through Oppenheimer & Co. Inc.’s sweep service or through Oppenheimer & Co. Inc. securities account, and (ii) the retirement plan sponsor or administrator for orders placed through the Oppenheimer & Co. Inc. retirement plan.

Purchase and Redemption of Shares

Only the Advantage Shares of the Portfolios are offered through this Prospectus.  All Fund shares are held in an omnibus account at the Fund through Oppenheimer & Co. Inc., or through Oppenheimer & Co. Inc. retirement plan sponsors or administrators which will maintain individual investor accounts.

Oppenheimer & Co. Inc. and its affiliates and the Oppenheimer & Co. Inc. retirement plan sponsors or administrators may impose account fees separate from any fees charged by the Fund and may also set deadlines for receipt of orders from investors that are earlier than the deadline of the Fund due to processing and other reasons.  Investors should read this prospectus in conjunction with the materials provided by Oppenheimer & Co. Inc. and any plan sponsors or administrators.

Oppenheimer & Co. Inc. may transmit an investor’s purchase or redemption order to the Fund’s transfer agent after 4:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order with Oppenheimer & Co. Inc. before 4:00 p.m., Eastern time on that day.  The investor will then receive the net asset value of the Fund’s shares determined as of 4:00 p.m., Eastern time on the day he placed his order with Oppenheimer & Co. Inc.  Oppenheimer & Co. Inc. is responsible for instituting procedures to ensure that purchase orders by its respective clients are processed expeditiously.

Orders placed through the Oppenheimer & Co. Inc. retirement plan will receive the net asset value of the Fund’s shares next determined after the Fund’s transfer agent receives the orders from the retirement plan sponsors or administrators.

There is no minimum initial or subsequent investment for Advantage Shares.

Initial Investments (Purchases)

Contact your Financial Advisor to arrange for an initial investment in a Portfolio.  You may use a Portfolio either as the money market fund tied to your Oppenheimer& Co. Inc. securities account through Oppenheimer & Co. Inc.’s sweep service or as an additional investment position held in your securities account. Clients who wish to use the Fund as a sweep vehicle for their brokerage accounts must indicate that election in writing.

The “sweep” means that cash is automatically invested in a Fund when the cash becomes available in your Oppenheimer & Co. Inc. securities account from any source such as proceeds from securities sales, receipt of dividends or interest income, or a check deposit from you.  Amounts of $10,000 or more are invested on the next business day; amounts less than $10,000 are invested once a week on the first business day of the following week.  The sweep automatically withdraws cash from the Fund when appropriate to cover purchases or other activities in your account.

Participants in the Oppenheimer & Co. Inc. retirement plan should contact their plan sponsor to arrange for an initial investment in the Fund.

Subsequent Investments (Purchases)

Mail or deliver your check, payable to Oppenheimer & Co. Inc., to your Financial Advisor.  Please write your securities account number and the Fund name on the check.  If you wish to make an investment by sending a wire from your bank, contact your Financial Advisor to obtain wiring instructions.

Participants in the Oppenheimer & Co. Inc. retirement plan should contact their plan sponsor to arrange for subsequent investments in the Fund.

General Information on Purchases

Advantage Shares of the Portfolios may be purchased through Oppenheimer & Co. Inc. The net asset value of each Portfolio of the Fund’s shares is determined as of 4:00 p.m., Eastern time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except (i) days on which the New York Stock Exchange is closed for trading (i.e., national holidays) and (ii) Columbus Day and Veterans’ Day.  However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value.  The net asset value is computed by dividing the value of each Portfolio’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding.  Each Portfolio intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

The Fund’s portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act). Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.  If fluctuating interest rates or credit issues cause the market value of the Fund’s share price to be less than $0.997 or greater than $1.003, the Board of Trustees will consider whether any action should be initiated to prevent the share price from going below $0.995 per share or above $1.005 per share. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price the Fund would receive if the instrument were sold.

Shares are issued as of the first determination of the Portfolio’s net asset value per share made after acceptance of the investor’s purchase order.  In order to maximize earnings on its Portfolios, the Fund normally has its assets as fully invested as is practicable.  Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as “Federal Funds”).  Portfolio shares begin accruing income on the day the shares are issued to an investor.

The Fund reserves the right to reject any purchase order of its shares.  In addition, the Fund does not accept cash, and may refuse to accept cash equivalents (i.e., travelers cheques, money orders, cashier’s checks or similar instruments) and certain other forms of payment at its discretion.  Certificates for Fund shares will not be issued to investors.

Withdrawals (Redemptions)

For withdrawals other than those automatically activated by the sweep, please instruct your Financial Advisor as to the withdrawal amount and the delivery of the proceeds.

Participants in the Oppenheimer & Co. Inc. retirement plan should contact their plan sponsor to arrange for redemptions of shares held in the Fund.

General Information on Redemptions

You may redeem your shares, in whole or in part, on any day on which a Portfolio’s net asset value is calculated.  Shares are redeemed at the net asset value next determined after receipt of proper notice of redemption.  If you redeem all of your shares, you will receive payment of all dividends declared but unpaid through the date of redemption.  If you redeem only a portion of the shares in your account, the dividends declared but unpaid on the shares redeemed will not be distributed to you until the next regular dividend payment date.  If your redemption order is received prior to 4:00 p.m. Eastern time, the redemption will be effective on that day and the Fund will endeavor to transmit payment that same business day.  If the notice of redemption is received after 4:00 p.m. Eastern time, the redemption will be made on the next business day.

The right of redemption generally may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) any period during which the SEC determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, (iv) such other period as the SEC may by order permit for the protection of the shareholders of the Fund, or (v) a situation where the Fund needs to rely on Rule 22e-3 under the 1940 Act in order to facilitate an orderly liquidation of the Fund.

The Fund and its agents reserves the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations.  Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.

In addition, in accordance with applicable customer identification regulations, the  Fund reserves the right to redeem the shares of any shareholder and close the shareholder’s account if the Fund and its agents are unable to verify the shareholder’s identity within a reasonable time after the shareholder’s account is opened.  If a Fund closes a shareholder’s account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.

Dividends And Distributions

The Fund declares dividends equal to all its net investment income (excluding capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly.  There is no fixed dividend rate.  In computing these dividends, interest earned and expenses are accrued daily.

Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash.  The reinvestment of capital gains or any taxable dividends does not avoid a taxable event to the shareholder, even though such shareholder has not received a cash distribution to pay the resulting tax, if any. See “Tax Consequences.”

Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution.  If the shareholder makes no election, the Fund will make the distribution in shares.  There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions.

While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year’s net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments.  Except as described herein, each Portfolio’s net investment income (excluding capital gains, if any) will be declared as a dividend on each Fund Business Day.  The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day.  The Fund pays dividends monthly.  There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

[Because the Advantage Shares bear the service fee under the Fund’s 12b-1 Plan, the net income of and the dividends payable to this share class may be lower than the net income of and dividends payable to the other share classes of the Fund.  Dividends paid to each Class of shares of each Portfolio of the Fund will, however, be declared on the same days at the same times and, except as noted with respect to the service fees payable under the Fund’s 12b-1 Plan, will be determined in the same manner and paid in the same amounts.]

Frequent Trading

The Reich & Tang family of funds discourages short-term or excessive trading (“frequent trading”) of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below.  Frequent trading is sometimes referred to as market timing.  Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund’s portfolio securities and the reflection of that change in the fund’s share price.  Frequent trading may dilute the value of fund shares held by long-term shareholders.  Frequent trading may also interfere with the efficient management of a fund’s portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not.  Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not.  For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund.  There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share.  In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash.  As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nonetheless, as indicated under “General Information on Purchases,” the Fund reserves the right to reject any purchase  order for its shares for any reason and thus may exercise such right in the event it determines that a purchase order is disruptive to the Fund’s management or otherwise. The Fund’s procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Fund exercising its right to reject purchase orders it determines in its discretion to be disruptive.  The Fund may change its policies relating to frequent trading at any time without prior notice to shareholders.

TAX CONSEQUENCES

The Fund intends to continue to qualify for the income tax treatment applicable to a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for each Portfolio.  To qualify as a regulated investment company, each Portfolio must meet certain tests concerning its investments and distributions.  For each year a Portfolio qualifies as a regulated investment company, the Portfolio will not be subject to federal income tax on its investment company taxable income (which generally consists of ordinary income, including taxable interest, and realized net short-term capital gains in excess of realized net long-term capital losses, if any) and net long-term capital gains distributed to its shareholders in the form of dividends or capital gain distributions.  Additionally, each Portfolio will not be subject to a federal excise tax if the Portfolio distributes each year at least 98% of its ordinary income and 98% of its capital gain income to its shareholders and any undistributed and untaxed amounts from prior years.

Dividends of investment company taxable income are taxable to the recipient shareholders as ordinary income.  The Fund expects that as a result of its investment objectives, except as provided in the following paragraph, distributions will (i) consist primarily of ordinary income, (ii) in the case of corporate shareholders, not be eligible for the dividends received deduction, and (iii) in the case of individual shareholders, not be eligible for the reduced tax rate currently applicable to certain qualified dividend income.  Dividends and distributions are treated in the same manner for federal income tax purposes whether the shareholders receive cash or additional shares.  A shareholder who elects to reinvest in additional shares will be treated for tax purposes as if it had received and reinvested the cash dividend.

The Fund expects that as a result of the investment objectives of the Municipal Portfolio, distributions by the Municipal Portfolio will be exempt from regular federal income tax to the extent that they are derived from Municipal Securities and designated as exempt-interest dividends, provided that the Municipal Portfolio complies with the requirements of the Code regarding qualification to pay exempt-interest dividends.  Exempt-interest dividends received by a shareholder may be subject to federal alternative minimum tax, state and local tax, and other limitations applicable to certain shareholders.  Investors should consult their own tax advisors with respect to the treatment of exempt-interest dividends based on their specific facts.

A shareholder’s initial tax basis for its shares in the Fund will be its cost of the shares, including any fees or expenses.  The sale of shares in the Fund will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference between the shareholder’s adjusted tax basis for the shares and the proceeds received on the sale.  Gain or loss generally will be treated as capital gain or loss if the shares in the Fund are held as capital assets.  Such capital gain or loss will be long-term if the shareholder has held the shares in the Fund for more than one year, and, for individual shareholders, may qualify for the maximum capital gain tax rate of 15% (for taxable years beginning before January 1, 2011) rather than the tax rate applicable to ordinary income.  The exchange of shares of one Portfolio for shares of another Portfolio, if available, will also be treated as a taxable disposition of the shares exchanged, on which gain or loss will be recognized.  In either case, loss recognition may be affected by the loss disallowance rules of the Code.

The Fund is required by federal law to withhold 28% of reportable payments as backup withholding (which may include dividends, capital gain distributions and redemptions) paid to shareholders who have not complied with Code requirements regarding the supplying of their taxpayer identification number and the reporting of income.  In connection with this withholding requirement, a shareholder will be asked to certify on its application that the social security or tax identification number provided is correct and that the shareholder is not subject to backup withholding for various reasons including previous underreporting to the IRS.

Distributions from the U.S. Government Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof, and distributions from the Municipal Portfolio that are derived from interest on certain obligations of states and agencies thereof, may be exempt from state and local taxes in certain states.  Investors should consult their own tax advisors regarding

specific questions as to federal, state or local taxes.   Additional tax information is provided in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

Rule 12b-1 Fees

Investors do not pay a front-end sales charge to purchase Advantage Shares of the Fund.  However, the Fund pays fees in connection with the distribution of shares and/or for the provision of servicing to the Advantage Shares shareholders.  The Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund’s Board of Trustees has adopted a Rule 12b-1 distribution and service plan (the “Plan”), with respect to the Advantage Shares of the Fund and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement and a Shareholder Servicing Agreement.

Under the Distribution Agreement, the Distributor serves as distributor of the Fund’s shares.  The Distributor receives a distribution fee not to exceed 0.75% per annum of the Advantage Shares’ average daily net assets (the “Distribution Fee”) for providing distribution related services and for making payments to Oppenheimer & Co. Inc. for providing assistance in distributing the Advantage Shares.  As agent for the Fund, the Distributor will solicit orders for the purchase of the Fund’s shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.  This fee is accrued daily and paid monthly.

Under the Shareholder Servicing Agreement, the Distributor receives, with respect to the Advantage Shares, a service fee equal to 0.25% per annum of each Portfolio’s Advantage Shares’ average daily net assets (the “Shareholder Servicing Fee”) for providing personal shareholder services and for the maintenance of shareholder accounts.  The fees are accrued daily and paid monthly.  Any portion of the fee may be deemed to be used by the Distributor for payments to Oppenheimer & Co. Inc. with respect to its provision of such services to its clients or customers who are Advantage shareholders of each Portfolio.

The Plan and the Shareholder Servicing Agreement provide that in addition to the shareholder servicing fee the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Oppenheimer & Co. Inc.  in carrying out their obligations under the Shareholder Servicing Agreement with respect to Advantage Shares or the Participating Organization agreement, as the case may be, and (ii) preparing, printing and delivering the Fund’s Prospectus to existing shareholders of the Fund and preparing and printing Fund applications for shareholder accounts.

The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee, administrative services fee, and past profits for the following purposes:  (i) to pay the cost of, and to compensate others, including Oppenheimer & Co. Inc. with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Advantage Shares of the Fund; (ii) to compensate Oppenheimer & Co. Inc. for providing assistance in distributing the Advantage Shares of the Fund; and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons in connection with the distribution of the Fund’s shares.  The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee and past profits, for the purposes enumerated in (i) above.  The Distributor may determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract, Administrative Services Agreement, Distribution Agreement or Shareholder Servicing Agreement in effect for that year.

Oppenheimer & Co. Inc. receives distribution and servicing payments from the Distributor with respect to the Advantage Shares in amounts that exceed the payments the Distributor receives from the Fund pursuant to the Plan, Distribution Agreement and Shareholder Servicing Agreement with respect to such shares.  The excess of such payments over the total payments the Distributor receives from the Fund represents payments made out of the Manager’s and/or Distributor’s own resources.  These payments may be referred to as “revenue sharing” but do not change the price paid by investors to purchase the Fund’s shares or the amount the Fund receives as proceeds from such sales.  Revenue sharing payments may be made to Oppenheimer & Co. Inc. for providing services to the Fund or its shareholders, including, without limitation, shareholder servicing, administration, accounting, transfer agency and/or distribution service.  The amount of these payments may create an incentive for Oppenheimer & Co. Inc., and its affiliates to sell shares of the Fund to you or to recommend one Fund complex over another.  Please speak with your financial advisor to learn more about these payments.  Additional information regarding these payments can be found in the Fund’s Statement of Additional Information.  In addition, to the extent allowable under the Financial Industry Regulatory Authority (“FINRA”) rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for Oppenheimer & Co. Inc. and may provide non-cash compensation to Oppenheimer & Co. Inc. like sponsorship or funding of sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.

FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand the financial performance of the Advantage Shares of the Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolios since inception.  Certain information reflects financial results for a single Portfolio share.  The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund’s financial statements audited by [insert auditor’s name], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[will insert from the completed annual report]

NOTICE OF REICH & TANG* PRIVACY POLICY

We do not disclose to third parties nonpublic personal information about current or former Reich & Tang customers, clients or mutual fund shareholders other than as described below.

We collect nonpublic personal information about you, such as your name, address, social security number, account activity and account balances from your account application and other forms that you may deliver to us.  We use this information to provide advisory services to you, to open an account for you, or to process a transaction for your account.  In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to unaffiliated firms to effect or process transactions for you or to assist us in servicing your account.

We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made.  We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

_____________________
* For purposes of this notice, “Reich & Tang” includes: Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc. and all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

THIS PAGE IS NOT PART OF THE PRECEDING FUND PROSPECTUS

  PN-1

Advantage Shares of Daily Income Fund -
Money Market Portfolio
U.S. Government Portfolio
Municipal Portfolio

Oppenheimer [graphic omitted]
Available exclusively to customers of:
Oppenheimer & Co. and its affiliates

A Statement of Additional Information (SAI) dated July 29, 2010, includes additional information about the Fund and its investments and is incorporated by reference into this Prospectus.  Further information about each Portfolio’s investments is available in the Fund’s annual and semi-annual reports to shareholders. You may obtain the SAI and the annual and semi-annual reports without charge by calling the Fund at (212) 830-5345 or toll-free at (800) 433-1918.  You may also obtain the SAI and the annual and semi-annual reports without charge by visiting the Fund’s website at http://www.money-funds.com/funds/AdvantageLiquidity. To request other information about the Fund, please call your financial intermediary or the Fund.

Advantage Primary
Liquidity Fund

Advantage Government
Liquidity Fund

Advantage Municipal
Liquidity Fund

PROSPECTUS
July 29, 2010

A current SAI has been filed with the Securities and Exchange Commission. Information about the Fund (including the SAI) is also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. Fund reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act No. 811-8312 Reich & Tang Distributors, Inc. 600 Fifth Avenue New York, NY 10020 (212) 830-5220 ADV_DIF07/10P

money market Xpress fund  [no ticker symbol]
f

Shares of Daily Income Fund – Money Market Portfolio

PROSPECTUS

July 29, 2010

Daily Income Fund – Money Market Portfolio (the “Fund”) is an open-end, diversified money market fund designed as a cash management service for institutional customers and individuals.  The Money Market Portfolio’s investment objective is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. This Prospectus relates exclusively to the money market Xpress fund class of shares (the “Xpress Shares”) of the Daily Income Fund – Money Market Portfolio offered exclusively by optionsXpress, Inc. and brokersXpress, LLC.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

AVAILABLE THROUGH:

optionsXpress
311 W. Monroe Suite 1000
Chicago, Illinois 60606

brokersXpress, LLC.
311 W. Monroe Suite 1000
Chicago, Illinois 60606-4661

optionsXpress, Inc.:(888) 280-8020

brokersXpress, LLC.:(888) 280-7030

Summary of the Fund
Investment Objective, Principal Investment Strategies and Related Risks
Management, Organization and Capital Structure
Shareholder Information
Dividends and Distributions
Tax Consequences
Distribution Arrangements
Financial Highlights
Privacy Notice	PN-1

SUMMARY OF THE FUND

Investment Objective

The investment objective of the Fund is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.  There is no assurance that the Fund will achieve its investment objective.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Xpress Shares of the Fund.

Xpress Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Wire Redemption Fee	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		[0.12%]
Distribution and Service (12b-1) Fees		[0.00%]
Other Expenses (includes Administration Fees listed below)		[0.17%]
Administration Fees	[0.05%]
Total Annual Fund Operating Expenses		[0.29%]

Example

This Example is intended to help you compare the cost of investing in the Xpress Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Xpress Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Xpress Shares of the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Xpress Shares:	[$30	$93	$163	$368]

Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The Fund seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers’ acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities.  The maturities of variable rate demand instruments held in the Fund will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Fund:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•
The Fund may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers.  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Xpress Shares of the Fund.  The bar chart shows changes in the Xpress Shares of the Fund’s performance from year to year.  The table shows the Fund’s average annual total returns for the last one year and since inception periods.  While analyzing this information, please note that the Fund’s past performance is not an indication of how the Fund will perform in the future.  The current 7-day yield for the Xpress Shares of the Fund may be obtained by calling either optionsXpress, Inc. or brokersXpress, LLC. toll-free at the numbers listed below:

optionsXpress, Inc.:(888) 280-8020
brokersXpress, LLC.:(888) 280-7030

[Will insert Money Market Portfolio – Xpress Shares graph for 2008 and 2009]

Calendar Year End	% of Total Return
2008	]
2009	]

As of June 30, 2010, the Money Market Portfolio’s Xpress Shares had a year-to-date return of [        %.]

[The Money Market Portfolio Xpress Shares’ highest quarterly return was 1.05% for the quarter ended September 30, 2007; the lowest quarterly return was 0.01% for the quarter ended June 30, 2009.]

Average Annual Total Returns – For the period ended December 31, 2009

Xpress Shares
One Year	[3.10%]
Since Inception*	[4.21%]

* The inception date for the Xpress Shares was June 20, 2007.

Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Fund’s investment manager.

Purchase and Sale of Fund Shares

[You may purchase, exchange or redeem Xpress Shares of the Fund on any business day by calling either optionsXpress, Inc. toll-free at (888) 280-8020 or brokersXpress, LLC. toll-free at (888) 280-7030.] [confirm with Options]  There is no minimum initial or subsequent investment amount.

Tax Information

The Fund’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Manager may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The investment objective of the Fund is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

There can be no assurance that the Fund will achieve its investment objective.

The investment objective of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of the Fund.

Principal Investment Strategies

In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations.  The Fund will only invest in securities which are denominated in United States dollars.  Other regulations pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less.  Also, the average maturity for all securities contained in the Fund, on a dollar-weighted basis, will be 60 days or less. The maturities of variable rate demand instruments held in the Fund will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The average life for all securities contained in the Fund, on a dollar-weighted basis, and considered as a whole, will be 120 days or less.  The average life calculation differs from the average maturity calculation discussed above because the average maturity calculation allows the Fund to deem a security to have a shorter maturity date because of an interest rate readjustment.  The average life calculation does not shorten the maturity date because of an interest rate readjustment, but instead is based on a security’s stated final maturity or, when relevant, the date of the next demand feature when the fund may receive payment of principal and interest (such as a put feature).

The Fund will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Fund would have invested less than 10% of its total assets in Daily Liquid Assets.  As defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), currently Daily Liquid Assets include (i)cash; (ii) direct obligations of the U.S. Government; or securities that will mature or are subject to a demand feature that is exercisable and payable within one business day (collectively, “Daily Liquid Assets”).

The Fund will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Fund would have invested less than 30% of its total assets in Weekly Liquid Assets.  As defined in Rule 2a-7 under the 1940 Act, currently Weekly Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days

(collectively, “Weekly Liquid Assets”).  The Fund may maintain a higher percentage of its total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Fund’s Board of Trustees.

The Fund will only invest in either securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or in unrated securities but which have been determined by the Fund’s investment manager to be of comparable quality.

The Fund shall invest not more than 5% of its total assets in securities issued by a single issuer, except for U.S. Government Obligations.

With respect to 75% of its total assets, the Fund shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution, except for U.S. Government Obligations.

The Fund’s investment manager considers the following factors when buying and selling securities for the Fund:  (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

As a temporary defensive measure the Fund may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund’s investment manager.  Such a temporary defensive position may cause the Fund to not achieve its investment objective.

The Fund intends to attain its investment objective through investments in the following securities:

(i)	United States Government Securities:

The Fund may purchase short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.  These obligations include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of certain agencies and instrumentalities established under the authority of an act of Congress.  Some of these securities are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the United States Treasury, and still others are supported only by the credit of the agency or instrumentality.

(ii)	Domestic and Foreign Bank Obligations:

The Fund may purchase securities issued by foreign governments, or any of their political subdivisions or agencies or instrumentalities, certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks.  Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time.  Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate.  Time deposits purchased by the Fund will not benefit from insurance from the FDIC.  Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.

The Fund limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of one billion dollars or the equivalent in other currencies.  The Fund limits its investments in obligations of domestic and foreign branches of foreign banks to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets.  These investments must also meet the quality criteria discussed above under “Principal Investment Strategies – Generally.”

The Fund generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion.  However, the total assets of a bank will not be the sole factor determining the Fund’s investment decisions and the Fund may invest in bank instruments issued by institutions which the investment manager believes present minimal credit risks.

The Fund may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks (“Eurodollar” obligations) and domestic branches of foreign banks (“Yankee dollar” obligations). The Fund will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Fund’s investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks.  Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate.  The Fund will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of the Fund’s total assets at the time of purchase.

Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers, (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations, (vi)  the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers.  In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

(iii)	Variable Amount Master Demand Notes:

The Fund may purchase variable amount master demand notes.  These instruments are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria discussed above under “Principal Investment Strategies – Generally.”  The interest rate on a variable amount master demand note is periodically adjusted according to a prescribed formula.  Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.

(iv)	Loan Participation Interests:

(v)
The Fund may purchase participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards applicable to bank instruments as set forth above.

(vi)	Commercial Paper and Certain Debt Obligations:

The Fund may purchase commercial paper or similar debt obligations.  Commercial paper is generally considered to be short-term unsecured debt of corporations.

(vii)	Repurchase Agreements:

The Fund may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Fund.  A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

Risks

The Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund’s investments could cause its share price (and the value of your investment) to change.

Investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government.  Although many U.S. Government securities purchased by the Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the United States. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, a Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

The U.S. Government securities that the Fund may purchase include:

•	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

•	Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies,

•	instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (Ginnie Mae) and the Federal Housing Administration (FHA).

•
Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.

•
Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

Since the Fund may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Fund may be subject to additional investment risks when compared with those incurred by a fund which invests only in domestic issuers.  Foreign securities markets generally are not as developed or efficient as those in the United States.  Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers.  Similarly, volume in most foreign securities markets is less than in the United States.  The issuers of some of these securities may be subject to less stringent or different regulation than are United States issuers.  In addition, there may be less publicly available information about a non-United States issuer, and non-United States issuers generally are not subject to uniform accounting and financial reporting standards and requirements. Additional risks associated with foreign investments might include adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities. Furthermore, some of these foreign securities may be subject to stamp, withholding or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

Portfolio Holdings

A schedule of the Money Market Portfolio’s holdings, current as of month-end, will be available on the Fund’s website no earlier than 5 days after the end of each month.  This information will remain available on the website at least until updated for the next month or until the Fund files with the Securities and Exchange Commission its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period.  The most recent schedule is available on the Fund’s website at http://www.money-funds.com/portfolioholdings or by calling toll free at (800) 433-1918.  The Fund may terminate or modify this policy at any time without further notice to shareholders, including making additional disclosure of the Fund’s portfolio holdings on the Fund’s website.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Fund’s investment manager is Reich & Tang Asset Management, LLC (the “Manager”).  The Manager’s principal business office is located at 600 Fifth Avenue, New York, NY 10020.  As of June

30, 2010, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of [$   billion]. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of eleven portfolios of registered investment companies, of which it acts as administrator for six.  The Manager also advises high net worth individuals, private funds, pension trusts, profit-sharing trusts and endowments.

Pursuant to the Investment Management Contract between the Fund and the Manager, the Manager manages the Money Market Portfolio’s securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund.  Pursuant to the Investment Management Contract, the Money Market Portfolio pays an annual management fee of 0.12% of the Money Market Portfolio’s average daily net assets.  For the fiscal year ended March 31, 2010, following a voluntary fee waiver, the Money Market Portfolio paid the Manager a management fee equal to [    %] of the Money Market Portfolio’s average daily net assets.  A discussion regarding the basis for the Board of Trustees approving the continuance of the Investment Management Contract is available in the Fund’s annual report for the period ended March 31, 2010.

Pursuant to the Administrative Services Contract between the Fund and the Manager, the Manager provides all management and administrative services reasonably necessary for the Fund’s operation, other than those services that the Manager provides to the Fund pursuant to the Investment Management Contract.  The Manager also provides the Fund with personnel to perform all of the clerical and accounting type functions not performed by the Manager pursuant to the Investment Management Contract and Administrative Services Contract. For its services under the Administrative Services Contract, the Money Market Portfolio pays the Manager an annual fee of 0.05% of the Money Market Portfolio’s average daily net assets. For the fiscal year ended March 31, 2010, following a voluntary fee waiver, the Money Market Portfolio paid the Manager a fee for administrative services equal to [0.00%] of the Money Market Portfolio’s average daily net assets.

The Manager, at its discretion, may voluntarily waive all or a portion of the investment management and the administrative services fees.  Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares.

In addition, Reich & Tang Distributors, Inc. (the “Distributor”), receives a servicing fee equal to 0.25% per annum of the average daily net assets of the Xpress Shares under the Shareholder Servicing Agreement and a distribution fee in an amount not to exceed 0.75% per annum of the average daily net assets of the Xpress Shares under the Distribution Agreement.  The fees are accrued daily and paid monthly.

Investment management fees and operating expenses, which are attributable to more than one Class of the Fund, will be allocated daily to each Class of shares based on the percentage of shares outstanding at the end of the day.  For the fiscal year ended March 31, 2010, following voluntary fee waivers, the Fund paid the Distributor [               ].

SHAREHOLDER INFORMATION

The Fund sells and redeems its shares on a continuing basis at its net asset value and does not impose a charge for either purchases or redemptions.  All transactions in the Fund are effected through the Fund’s transfer agent, who accepts orders for purchases and redemptions from optionsXpress, Inc. and brokersXpress, LLC.

Purchase and Redemption of Shares

Only the Xpress Shares of the Fund are offered through this Prospectus.

optionsXpress, Inc. and brokersXpress, LLC. and their affiliates may impose account fees separate from any fees charged by the Fund and therefore investors should read this prospectus in conjunction with the materials provided by optionsXpress, Inc. and brokersXpress, LLC. and their affiliates.

optionsXpress, Inc. and brokersXpress, LLC. may transmit an investor’s purchase or redemption order to the Fund’s transfer agent after 4:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order with optionsXpress, Inc. and brokersXpress, LLC. before 4:00 p.m., Eastern time on that day.  The investor will then receive the net asset value of the Fund’s shares determined as of 4:00 p.m., Eastern time on the day he placed his order with optionsXpress, Inc. and brokersXpress, LLC.  Both optionsXpress, Inc. and brokersXpress, LLC. are responsible for instituting procedures to ensure that purchase orders by their respective clients are processed expeditiously.

There is no minimum initial or subsequent investment for Xpress Shares.

Initial Investments (Purchases)

Contact your Financial Advisor to arrange for an initial investment in the Fund.  You may use the Fund either as the money market fund tied to your optionsXpress, Inc. or brokersXpress, LLC. securities account through optionsXpress, Inc. or brokersXpress, LLC.’s sweep service or as an additional investment position held in your securities account.

The “sweep” means that cash is automatically invested in the Fund when the cash becomes available in your optionsXpress, Inc. or brokersXpress, LLC. securities account from any source such as proceeds from securities sales, receipt of dividends or interest income, or a check deposit from you.  The sweep automatically withdraws cash from the Fund when appropriate to cover purchases or other activities in your account.

Subsequent Investments (Purchases)

Mail or deliver your check, payable to optionsXpress, Inc. or brokersXpress, LLC. to your Financial Advisor.  Please write your securities account number and the Fund name on the check.  If you wish to make an investment by sending a wire from your bank, contact your Financial Advisor to obtain wiring instructions.

General Information on Purchases

Xpress Shares of the Fund may be purchased through optionsXpress, Inc. or brokersXpress, LLC.  Orders for purchase of shares are accepted only on a “business day of the Fund,” which means any day on which both the New York Stock Exchange and the Bank of New York (the “Custodian”), the Fund’s custodian, are open for business.  It is expected that the New York Stock Exchange and/or the Custodian will be closed on Saturdays and Sundays, New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving Day and Christmas.  However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value.

The net asset value is computed by dividing the value of each of the Fund’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding.  The Fund intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

The Fund’s portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.  If fluctuating interest rates or credit issues cause the market value of the Fund’s share price to be less than $0.997 or greater than $1.003, the Board of Trustees will consider whether any action should be initiated to prevent the share price from going below $0.995 per share or above $1.005 per share. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price the Fund would receive if the instrument were sold.

Shares are issued as of the first determination of the Fund’s net asset value per share made after acceptance of the investor’s purchase order.  In order to maximize earnings, the Fund normally has its assets as fully invested as is practicable.  Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as “Federal Funds”).  Portfolio shares begin accruing income on the day the shares are issued to an investor.

The Fund reserves the right to reject any purchase order of its shares.  In addition, the Fund does not accept cash, and may refuse to accept cash equivalents (i.e., travelers cheques, money orders, cashier’s checks or similar instruments) and certain other forms of payment at its discretion.

The Fund will not issue share certificates but will record investor holdings on the books of the Fund in non-certificate form and regularly advise the shareholder of his ownership position.

Purchases may be made by following the procedures specified above. If these purchase procedures are not followed, the processing of orders may be delayed.

Withdrawals (Redemptions)

For withdrawals other than those automatically activated by the sweep, please instruct your Financial Advisor as to the withdrawal amount and the delivery of the proceeds.

General Information on Redemptions

You may redeem your shares, in whole or in part, on any day on which the Fund’s net asset value is calculated.  Shares are redeemed at the net asset value next determined after receipt of proper notice of redemption.  If you redeem all of your shares, you will receive payment of all dividends declared but unpaid through the date of redemption.  If you redeem only a portion of the shares in your account, the dividends declared but unpaid on the shares redeemed will not be distributed to you until the next regular dividend payment date.  If your redemption order is received prior to 4:00 p.m. Eastern time, the redemption will be effective on that day and the Fund will endeavor to transmit payment that same business day.  If the notice of redemption is received after 4:00 p.m. Eastern time, the redemption will be made on the next business day.

The right of redemption generally may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) any period during which the SEC determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, (iv) such other period as the SEC may by order permit for the protection of the shareholders of the Fund, or (v) a situation where the Fund needs to rely on Rule 22e-3 under the 1940 Act in order to facilitate an orderly liquidation of the Fund.

The Fund and its agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations.  Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.

In addition, in accordance with applicable customer identification regulations, the Fund reserves the right to redeem the shares of any shareholder and close the shareholder’s account if the Fund and its agents are unable to verify the shareholder’s identity within a reasonable time after the shareholder’s account is opened.  If the Fund closes a shareholder’s account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.

Some of the redemption procedures described above may require you to complete and file an authorization form in advance.  If purchases are made by check, redemption of those shares by wire, by check redemption or by telephone are restricted for fifteen calendar days following the purchase of shares.

Dividends and Distributions

The Fund declares dividends equal to all its net investment income (excluding capital gains and losses, if any, and amortization of market discount) on each business day of the Fund and pays dividends monthly.  There is no fixed dividend rate.  In computing these dividends, interest earned and expenses are accrued daily.

Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash.  The reinvestment of capital gains or any taxable dividends does not avoid a taxable event to the shareholder. See “Tax Consequences.”

Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution.  If the shareholder makes no election, the Fund will make the distribution in shares.  There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions.

While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year’s net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments.  Except as described herein, the Fund’s net investment income (excluding capital gains, if any) will be declared as a dividend on each business day of the Fund.  The Fund declares dividends for Saturdays, Sundays and holidays on the previous business day of the Fund.  The Fund pays dividends monthly.  There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

[Because the Xpress Shares bear the service fee under the Fund’s 12b-1 Plan, the net income of and the dividends payable to this share class may be lower than the net income of and dividends payable to the other share classes of the Fund.  Dividends paid to each Class of shares of the Fund will, however, be declared on the same days at the same times and, except as noted with respect to the service fees payable under the Fund’s 12b-1 Plan, will be determined in the same manner and paid in the same amounts.]

Frequent Trading

The Reich & Tang family of funds discourages short-term or excessive trading (“frequent trading”) of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below.  Frequent trading is sometimes referred to as market timing.  Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund’s portfolio securities and the reflection of that change in the fund’s share price.  Frequent trading may dilute the value of fund shares held by long-term shareholders.  Frequent trading may also interfere with the efficient management of a fund’s portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not.  Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not.  For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund.  There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share.  In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash.  As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nonetheless, as indicated under “General Information on Purchases,” the Fund reserves the right to reject any purchase order for its shares for any reason and thus may exercise such right in the event it determines that a purchase order is disruptive to the Fund’s management or otherwise. The Fund’s procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Fund exercising its right to reject purchase orders it determines in its discretion to be disruptive.  The Fund may change its policies relating to frequent trading at any time without prior notice to shareholders.

Tax Consequences

The Fund intends to continue to qualify for the income tax treatment applicable to a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).  To qualify as a regulated investment company, the Fund must meet certain tests concerning its investments and distributions.  For each year the Fund qualifies as a regulated investment company, the Fund will not be subject to federal income tax on its investment company taxable income (which generally consists of ordinary income, including taxable interest, and realized net short-term capital gains in excess of realized net long-term capital losses, if any) and net long-term capital gains distributed to its shareholders in the form of dividends or capital gain distributions.  Additionally, the Fund will not be subject to a federal excise tax if it distributes each year at least 98% of its ordinary income and 98% of its capital gain income to its shareholders and any undistributed and untaxed amounts from prior years.

Dividends of investment company taxable income are taxable to the recipient shareholders as ordinary income.  The Fund expects that as a result of its investment objectives distributions will (i) consist primarily of ordinary income, (ii) in the case of corporate shareholders, not be eligible for the dividends received deduction, and (iii) in the case of individual shareholders, not be eligible for the reduced tax rate currently applicable to certain qualified dividend income.  Dividends and distributions are treated in the same manner for federal income tax purposes whether the shareholders receive cash or additional shares.  A shareholder who elects to reinvest in additional shares will be treated for tax purposes as if it had received and reinvested the cash dividend.

A shareholder’s initial tax basis for its shares in the Fund will be its cost of the shares, including any fees or expenses.  The sale of shares in the Fund will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference between the shareholder’s adjusted tax basis for the shares and the proceeds received on the sale.  Gain or loss generally will be treated as capital gain or loss if the shares in the Fund are held as capital assets.  Such capital gain or loss will be long-term if the shareholder has held the shares in the Fund for more than one year, and, for individual shareholders, may qualify for the maximum capital gain tax rate of 15% (for taxable years beginning before January 1, 2011) rather than the tax rate applicable to ordinary income.

The Fund is required by federal law to withhold 28% of reportable payments as backup withholding (which may include dividends, capital gain distributions and redemptions) paid to shareholders who have not complied with the Code requirements regarding the supplying of their taxpayer identification number and the reporting of income.  In connection with this withholding requirement, a shareholder will be asked to certify on its application that the social security or tax identification number provided is correct and that the shareholder is not subject to backup withholding for various reasons including previous underreporting to the IRS.

Investors should consult their own tax advisors regarding specific questions as to federal, state or local taxes.  Additional tax information is provided in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

Rule 12b-1 Fees

Investors do not pay a front-end sales charge to purchase Xpress Shares of the Fund.  However, the Fund pays fees in connection with the distribution of shares and/or for the provision of servicing to the Xpress Shares shareholders.  The Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund’s Board of Trustees has adopted a Rule 12b-1 distribution and service plan (the “Plan”), with respect to the Xpress Shares, and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement and a Shareholder Servicing Agreement.

Under the Distribution Agreement, the Distributor serves as distributor of the Fund’s shares.  The Distributor receives a distribution fee not to exceed 0.75% per annum of the Xpress Shares’ average daily net assets (the “Distribution Fee”) for providing distribution related services and for making payments to optionsXpress, Inc. for providing assistance in distributing the Xpress Shares.  As agent for the Fund, the Distributor will solicit orders for the purchase of the Fund’s shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.  This fee is accrued daily and paid monthly.

Under the Shareholder Servicing Agreement, the Distributor receives, with respect to the Xpress Shares, a service fee equal to 0.25% per annum of the Fund’s  Xpress Shares’ average daily net assets (the “Shareholder Servicing Fee”) for providing personal shareholder services and for the maintenance of shareholder accounts.  The fees are accrued daily and paid monthly.  Any portion of the fees may be deemed to be used by the Distributor for payments to optionsXpress, Inc. with respect to its provision of such services to its clients or customers who are Xpress Shares Shareholders of the Fund.

The Plan and the Shareholder Servicing Agreement provide that in addition to the shareholder servicing fee the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Distributor and optionsXpress, Inc. in carrying out their obligations under the Shareholder Servicing Agreement with respect to Xpress Shares or the Participating Organization agreement, as the case may be, and (ii) preparing, printing and delivering the Fund’s Prospectus to existing shareholders of the Fund and preparing and printing Fund applications for shareholder accounts.

The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee, administrative services fee, and past profits for the following purposes:  (i) to pay the cost of, and to compensate others, including optionsXpress, Inc. with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Xpress Shares of the Fund; (ii) to compensate optionsXpress, Inc. for providing assistance in distributing the Xpress Shares of the Fund; and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons in connection with the distribution of the Fund’s shares.  The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee and past profits, for the purposes enumerated in (i) above.  The Distributor may determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract, Administrative Services Agreement, Distribution Agreement or Shareholder Servicing Agreement in effect for that year.

optionsXpress, Inc. receives distribution and servicing payments from the Distributor with respect to the Xpress Shares in amounts that exceed the payments the Distributor receives from the Fund pursuant to the Plan, Distribution Agreement and Shareholder Servicing Agreement with respect to such shares.  The excess of such payments over the total payments the Distributor receives from the Fund represents payments made out of the Manager’s and/or Distributor’s own resources.  These payments may be referred to as “revenue sharing” but do not change the price paid by investors to purchase the Fund’s shares or the amount the Fund receives as proceeds from such sales.  Revenue sharing payments may be made to optionsXpress, Inc. for providing services to the Fund or its shareholders, including, without limitation, shareholder servicing, administration, accounting, transfer agency and distribution services.  The amount of these payments may create an incentive for

optionsXpress, Inc., and its affiliates to sell shares of the Fund to you or to recommend one Fund complex over another.  Please speak with your financial advisor to learn more about these payments.  Additional information regarding these payments can be found in the Fund’s Statement of Additional Information.  In addition, to the extent allowable under the Financial Industry Regulatory Authority (“FINRA”) rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for optionsXpress, Inc. and may provide non-cash compensation to optionsXpress, Inc. like sponsorship or funding of sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.

VI.  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the money market Xpress Class shares of the Money Market Portfolio since inception.  The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been derived from the Fund’s financial statements audited by [insert auditor’s name], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[will insert from the completed annual report]

NOTICE OF REICH & TANG* PRIVACY POLICY

We do not disclose to third parties nonpublic personal information about current or former Reich & Tang customers, clients or mutual fund shareholders other than as described below.

We collect nonpublic personal information about you, such as your name, address, social security number, account activity and account balances from your account application and other forms that you may deliver to us.  We use this information to provide advisory services to you, to open an account for you, or to process a transaction for your account.  In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to unaffiliated firms to effect or process transactions for you or to assist us in servicing your account.

We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made.  We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

_____________________
* For purposes of this notice, “Reich & Tang” includes: Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc. and all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

THIS PAGE IS NOT PART OF THE PRECEDING FUND PROSPECTUS

PN-1

Shares of Daily Income Fund –

A Statement of Additional Information (SAI) dated July 29, 2010 includes additional information about the Fund and its investments and is incorporated by reference into this Prospectus.  Further information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  You may obtain the SAI and the annual and semi-annual reports without charge by calling the Fund at (212) 830-5345 or toll-free at (800) 433-1918.  You may also obtain the SAI and the annual and semi-annual reports without charge by visiting the Fund’s website at http://www.money-funds.com/funds/mmXpress.  To request other information about the Fund, please call your financial intermediary or the Fund.

                            Money Market Portfolio

                         money market Xpress fund

       PROSPECTUS

     July 29, 2010

A current SAI has been filed with the Securities and Exchange Commission. Information about the Fund (including the SAI) is also available from the Public Reference Room of the Securities and Exchange Commission.  Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090.  Fund reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act No. 811-8312
Reich & Tang Distributors, Inc.
     600 Fifth Avenue
    New York, NY 10020
    (212) 830-5220

OPX_T07/10P

DAILY INCOME FUND	600 Fifth Avenue, New York, NY 10020 (212) 830-5345 (800) 433-1918 (Toll Free)
STATEMENT OF ADDITIONAL INFORMATION
JULY 29, 2010

MONEY MARKET PORTFOLIO, U.S TREASURY PORTFOLIO, U.S. GOVERNMENT PORTFOLIO and MUNICIPAL PORTFOLIO
RELATING TO THE PROSPECTUSES FOR THE FOLLOWING SHARE CLASSES:

	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Institutional Class Shares (“Institutional Shares”)	IMBXX	ITBXX	No ticker symbol	No ticker symbol
Institutional Service Class Shares (“Institutional Service Shares”)	IMAXX	IDAXX	No ticker symbol	No ticker symbol
Investor Class Shares (“Investor Shares”)	DNVXX	DUVXX	No ticker symbol	No ticker symbol
Investor Service Class Shares (“Investor Service Shares”)	No ticker symbol	No ticker symbol	No ticker symbol	No ticker symbol
Short Term Income Class Shares (“Short Term Income Shares”)	DSMXX	DRIXX	Not Offered	DSIXX
Retail Class Shares (“Retail Shares”)	DRTXX	No ticker symbol	DREXX	DMTXX
Pinnacle Class Shares (“Pinnacle Shares”)	No ticker symbol	No ticker symbol	Not Offered	No ticker symbol
Advantage Primary Liquidity Fund Shares (“Advantage Primary Liquidity Shares”)	ADLXX	No ticker symbol	Not Offered	Not Offered
Advantage Government Liquidity Fund Shares (“Advantage Government Liquidity Shares”)	Not Offered	No ticker symbol	ADGXX	Not Offered
Advantage Municipal Liquidity Fund Shares (“Advantage Municipal Liquidity Shares”)	Not Offered	No ticker symbol	Not Offered	ADMXX
moneymarket Xpress Fund Shares (“Xpress Shares”)	No ticker symbol	No ticker symbol	Not Offered	Not Offered
EACH DATED JULY 29, 2010
This Statement of Additional Information (SAI) is not a Prospectus.  The SAI expands upon and supplements the information contained in the current Prospectuses of the Daily Income Fund (the “Fund”), and should be read in conjunction with each Prospectus.

A Prospectus for the Institutional Shares, Institutional Service Shares, Investor Shares, Investor Service Shares, Short Term Income Shares and Retail Shares may be obtained from any Participating Organization or by writing or calling the Fund toll free at (800) 433-1918.

If you wish to invest in the Pinnacle Shares of the Fund you should obtain a Prospectus by writing to Pinnacle Shares of Daily Income Fund, c/o Mutual Securities, Inc., P.O. Box 2308, Agoura Hills, CA 91376 or calling toll free at (800) 750-7862.

If you wish to invest in the Advantage Primary Liquidity Shares, Advantage Government Liquidity Shares and Advantage Municipal Liquidity Shares ( collectively the “Advantage Shares”) of the Fund you should obtain a Prospectus by writing to Oppenheimer & Co. Inc., 125 Broad Street, New York, NY 10004 or calling toll free at (800) 433-1918.

If you wish to invest in the Xpress Shares of the Fund you should obtain a Prospectus by writing to optionsXpress, Inc. or brokersXpress, LLC, 311 W. Monroe – Suite 1000, Chicago, Illinois 60606-4661 or calling toll free at (888) 280-8020 (optionsXpress, Inc.) or (888) 280-7030 (brokersXpress, LLC).

The audited Financial Statements of the Fund have been incorporated by reference into the SAI from the Fund’s Annual Report.  The Annual Report is available, without charge, upon request by calling the toll free number provided.  The material relating to the purchase, redemption and pricing of shares has been incorporated by reference into the SAI from the Fund’s Prospectuses.

This SAI is incorporated by reference into each Prospectus in its entirety.

[Fund History	2	Brokerage Allocation and Other Practices.…….	30
Description of the Fund and Its Investments and Risks…………………………………………….	2	Capital Stock and Other Securities……………..	30
Management of the Fund…………………………..	11	Purchase, Redemption and Pricing of Shares………………………………………….	31
Control Persons and Principal Holders of Securities…………………………………………	16	Taxation of the Fund…………………………….	32
Investment Advisory and Other Services…………	21	Financial Statements…………………………….	33
		Description of Ratings……………………………	34]

I.  FUND HISTORY

The Fund was formed on January 20, 1994, in the Commonwealth of Massachusetts.

II.  DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

The Fund is a diversified, open-end management investment company consisting of four managed portfolios of money market instruments (the “Portfolios”).  The investment objective of the Fund’s Portfolios is to seek as high a level of current income (or tax-exempt current income for the Municipal Portfolio) to the extent consistent with preservation of capital and maintenance of liquidity.  The Portfolios were designed to meet the short-term investment needs of corporate and institutional investors.  There can be no assurance that the Portfolios will achieve their investment objectives.

The following discussion expands upon the description of the Fund’s investment objectives and policies in each of the Prospectuses.

The Money Market Portfolio may only purchase high quality money market instruments and the Municipal Portfolio may only purchase high quality tax-exempt money market instruments (“Municipal Securities”) that have been determined by Reich & Tang Asset Management, LLC (the “Manager”) to present minimal credit risks and that are First Tier Eligible Securities at the time of acquisition so that the Portfolios are able to employ the amortized cost method of valuation. The term First Tier Eligible Securities means: (i) securities which have remaining maturities of 397 days or less and are rated in the highest short-term rating category by any two nationally recognized statistical rating organizations (“NRSROs”) or in such category by the only NRSRO that has rated the Securities (collectively, the “Requisite NRSROs”); (ii) a security that has a remaining maturity of 397 days or less and is an unrated security that is determined by the Manager to be of comparable quality; (iii) a security otherwise meeting the requirements set forth in clauses (i) or (ii) and having a Guarantee as such term is defined in Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”),  which has received a rating from the Requisite NRSROs in the highest short-term rating category for debt obligations; (iv) a security issued by a registered investment company that is a money market fund; or (v) a government security.  Where the issuer of a long-term security with a remaining maturity which would otherwise qualify it as a First Tier Eligible Security does not have rated short-term debt outstanding, the long-term security is treated as unrated but may not be purchased if it has a long-term rating from any NRSRO that is below the three highest long-term categories.  A determination of comparability by the Manager is made on the basis of its credit evaluation of the issuer, which may include an evaluation of a letter of credit, guarantee, insurance or other credit facility issued in support of the securities.  While there are several organizations that currently qualify as NRSROs, two examples of NRSROs are Standard & Poor’s Rating Services, a division of The McGraw-Hill Companies, Inc. (“S&P”), and Moody’s Investors Service, Inc. (“Moody’s”).  The two highest ratings are “AAA” and “AA” by S&P or “Aaa” and “Aa1” by Moody’s in the case of long term bonds; “SP-1” and “SP-2” by S&P, or “MIG-1” and “MIG-2” by Moody’s in the case of notes; and “A1+” and “A1” by S&P, or “Prime-1” and “Prime-2” by Moody’s in the case of commercial paper.  The highest rating in the case of variable and floating demand notes is “VMIG-1” by Moody’s or “A1+” by S&P. Such instruments may produce a lower yield than would be available from less highly rated instruments.

The U.S. Treasury Portfolio seeks to achieve its objectives by investing only in U.S. Treasury obligations and other obligations that are issued or guaranteed by the U.S. Government which have effective maturities of 397 days or less that enable it to employ the amortized cost method of valuation.  Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury although the exact amount may vary from time to time.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The U.S. Government Portfolio seeks to achieve its objectives by, under normal market circumstances, investing at least 80% of its net assets in short-term marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, (“Government Securities”) with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

All investments purchased by the Fund will mature or will be deemed to mature within 397 days or less from the date of acquisition and the average maturity of the Fund portfolio (on a dollar-weighted basis) will be 60 days or less. The maturities of variable rate demand instruments held in the Fund’s portfolio will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The average life for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, and considered as a whole, will be 120 days or less.  The average life calculation differs from the average maturity calculation discussed above because the average maturity calculation allows the Fund to deem a security to have a shorter maturity date because of an interest rate readjustment.  The average life calculation does not shorten the maturity date because of an interest rate readjustment, but instead is based on a security’s stated final maturity or, when relevant, the date of the next demand feature when the fund may receive payment of principal and interest (such as a put feature).

With respect to the Money Market Portfolio, the U.S. Treasury Portfolio and the U.S. Government Portfolio, the Portfolios will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Portfolios would have invested less than 10% of their respective total assets in Daily Liquid Assets.  As defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), currently Daily Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; or securities that will mature or are subject to a demand feature that is exercisable and payable within one business day (collectively, “Daily Liquid Assets”).

The Portfolios will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Portfolio would have invested less than 30% of its total assets in Weekly Liquid Assets.  As defined in Rule 2a-7 under the 1940 Act, currently weekly Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”).  The Portfolio may maintain a higher percentage of their total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Fund’s Board of Trustees.

Subsequent to its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If this occurs, the Manager shall promptly reassess whether the security presents minimal credit risks and shall cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders.  However, reassessment is not required if the security is disposed of or matures within five business days of the Manager becoming aware of the new rating and provided further that the Board of Trustees is subsequently notified of the Manager’s actions.

In addition, in the event that a security (i) is in default, (ii) ceases to be an Eligible Security under Rule 2a-7 of the 1940 Act or (iii) is determined to no longer present minimal credit risks, or an event of insolvency occurs with respect to the issuer of a portfolio security or the provider of any Demand Feature or Guarantee, the Fund will dispose of the security absent a determination by the Fund’s Board of Trustees that disposal of the security would not be in the best interests of the Fund.  Disposal of the security shall occur as soon as practicable consistent with achieving an orderly disposition by sale, exercise of any demand feature or otherwise.  In the event of a default with respect to a security which immediately before default accounted for 1/2 of 1% or more of the Fund’s total assets, the Fund shall promptly notify the Securities and Exchange Commission (“SEC”) of such fact and of the actions that the Fund intends to take in response to the situation.

Each Portfolio shall invest not more than 5% of its total assets (determined at the time of the proposed investment and giving effect thereto) in the securities of any one issuer other than the United States Government, its agencies or instrumentalities.

With respect to 75% of its total assets, each Portfolio shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution, except for U.S. Government Obligations.

Foreign Securities

The Money Market Portfolio may invest in certain foreign securities.  Investment in obligations of foreign issuers and in foreign branches of domestic banks involves somewhat different investment risks from those affecting obligations of United States domestic issuers.  There may be limited publicly available information with respect to foreign issuers and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies.  There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States.  Foreign securities markets have substantially less volume than national securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies.  Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States.  Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Money Market Portfolio by domestic companies.  Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign governmental restrictions such as exchange controls.

Repurchase Agreements

All Portfolios may invest in repurchase agreements.  Investments by the Fund in repurchase agreements are made in accordance with procedures established by the Fund providing that the securities serving as collateral for each repurchase agreement are delivered to the Fund’s custodian either physically or in book entry form and that the collateral is marked to the market with sufficient frequency to ensure that each repurchase agreement is fully collateralized at all times.

A buyer of a repurchase agreement runs the risk of loss with respect to its investment in the event of a default by the issuer if, at the time of default, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement.  Were a default to occur, the Fund would look to the collateral securing the repurchase agreement to recover its entire investment.  In the event that a vendor defaults on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral are less than the repurchase price.  If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses in selling the collateral.

The U.S. Treasury Portfolio may only enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government.  All Portfolios may enter into repurchase agreements only with member banks of the Federal Reserve System, and “primary dealers” (as designated by the Federal Reserve Bank of New York) in United States government securities whose creditworthiness has been reviewed and found to meet the investment criteria of the Portfolio or with other entities that the Manager has determined are creditworthy.  Although the securities subject to the repurchase agreement might bear maturities exceeding 397 days, settlement for the repurchase would never be more than one year after the Portfolio’s acquisition of the securities and normally would be within a shorter period of time.  The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Portfolio’s money will be invested in the security, and will not be related to the coupon rate of the purchased security.  At the time a Portfolio enters into a repurchase agreement the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement.  Each Portfolio may engage in a repurchase agreement with respect to any security in which that Portfolio is authorized to invest, even though the underlying security may mature in more than one year.  The collateral securing the seller’s obligation must be of a credit quality at least equal to the Portfolio’s investment criteria for Portfolio securities and will be held by the Portfolio’s custodian or in the Federal Reserve Book Entry System.

Each Portfolio may invest no more than 5% of its net assets in illiquid securities including repurchase agreements maturing in more than seven days.  See “Investment Restrictions” herein.  A Portfolio may, however, enter into “continuing contract” or “open” repurchase agreements under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis.

In the view of the management of the Fund, the restrictions and procedures described above which govern the Fund’s investments in repurchase agreements substantially minimize the Fund’s risk of losses in making those investments.  Repurchase agreements may be considered to be loans under the 1940 Act.

Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to an agreement to repurchase the securities at an agreed upon price and date.  The U.S. Treasury Portfolio and U.S. Government Portfolio are permitted to enter into reverse repurchase agreements for liquidity purposes or when they are able to purchase other securities which will produce more income than the cost of the agreement.  Each Portfolio that is permitted to enter into reverse repurchase agreements may do so only with member banks of the Federal Reserve System, and “primary dealers” (as designated by the Federal Reserve Bank of New York) in United States government securities whose creditworthiness has been reviewed and found to meet the investment criteria of the Portfolio or with other entities that the Manager has determined are creditworthy.  When engaging in reverse repurchase transactions, the Fund will maintain, in a segregated account with its custodian, securities equal in value to those subject to the agreement.  These agreements are considered to be borrowings and therefore are included in the asset restriction contained under “Investment Restrictions” relating to borrowings which allows a Portfolio to borrow money from banks for extraordinary or emergency purposes and to engage in reverse repurchase agreements provided that such in the aggregate do not exceed one-third of the value of the total assets of that Portfolio less its liabilities.  Any Portfolio that utilizes reverse repurchase agreements to this extent may be considered to be leveraging its portfolio; however, since the Portfolios are required to maintain segregated accounts to cover their positions on these reverse repurchase agreements, the risks inherent in this leveraging technique are minimized.

The Portfolio could experience delays in recovering securities in the event of the bankruptcy of the other party to a reverse repurchase agreement and could experience a loss to the extent that the value of the securities may have decreased in the meantime.

Variable Rate Demand Instruments

The Money Market Portfolio and Municipal Portfolio may purchase variable rate demand instruments. Variable rate demand instruments that the Portfolios will purchase are tax exempt Municipal Securities or taxable (variable amount master demand notes) debt obligations that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal balance plus accrued interest at specified intervals upon a specified number of days’ notice either from the issuer or by drawing on a bank letter of credit, guarantee, insurance or other credit facility issued with respect to such instrument.

The variable rate demand instruments in which the Portfolios may invest are payable on not more than thirty calendar days’ notice either on demand or at specified intervals not exceeding one year depending upon the terms of the instrument.  The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and their adjustments are based upon an appropriate interest rate adjustment index as provided in the respective instruments or a negotiated market rate.  The Fund will decide which variable rate demand instruments it will purchase in accordance with procedures prescribed by its Board of Trustees to minimize credit risks.  A Portfolio utilizing the amortized cost method of valuation may only purchase variable rate demand instruments if (i) the instrument is subject to an unconditional demand feature, exercisable by the Portfolio in the event of default in the payment of principal or interest on the underlying securities, which itself qualifies as a First Tier Eligible Security or (ii) the instrument is not subject to an unconditional demand feature but does qualify as a First Tier Eligible Security and has a long-term rating by the Requisite NRSROs in one of the two highest rating categories or, if unrated, is determined to be of comparable quality by the Fund’s Manager.  If an instrument is ever deemed to be of less than high quality, the Portfolio either will sell in the market or exercise the demand feature.

The variable rate demand instruments in which the Portfolios may invest include participation certificates purchased by the Portfolios from banks, insurance companies or other financial institutions in fixed or variable rate, tax-exempt Municipal Securities (expected to be concentrated in IRBs) or taxable debt obligations (variable amount master demand notes) owned by such institutions or affiliated organizations.  A participation certificate gives the Portfolios an undivided interest in the obligation in the proportion that the Portfolio’s participation interest bears to the total principal amount of the obligation and provides the demand repurchase feature described below.  Where the institution issuing the participation does not meet the Portfolio’s high quality standards, the participation is backed by an irrevocable letter of credit or guaranty of a bank (which may be a bank issuing a confirming letter of credit, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation or a bank serving as agent of the issuer with respect to the possible repurchase of the issue) or insurance policy of an insurance company that the Manager of the Fund has determined meets the prescribed quality standards for the Portfolio.  The Portfolio has the right to sell the participation certificate back to the institution and, where applicable, draw on the letter of credit, guarantee or insurance after no more than 30 days’ notice either on demand or at specified intervals not exceeding 397 days (depending on the terms of the participation), for all or any part of the full principal amount of the Portfolio’s participation interest in the security, plus accrued interest.  The Portfolios intend to exercise the demand only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Portfolio in order to make redemptions of the Portfolio shares, or (3) to maintain a high quality investment portfolio.  The institutions issuing the participation certificates will retain a service and letter of credit fee (where applicable) and a fee for providing the demand repurchase feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by the Portfolio.  The total fees generally range from 5% to 15% of the applicable “prime rate” or other interest rate index. With respect to insurance, the Portfolios will attempt to have the issuer of the participation certificate bear the cost of the insurance, although the Portfolios retain the option to purchase insurance if necessary, in which case the cost of insurance will be an expense of the Portfolio subject to the expense limitation on investment company expenses prescribed by any state in which the Portfolio’s shares are qualified for sale.  The Manager has been instructed by the Fund’s Board of Trustees to continually monitor the pricing, quality and liquidity of the variable rate demand instruments held by the Portfolio, including the participation certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Portfolio may subscribe.  Although these instruments may be sold by the Portfolio, the Portfolio intends to hold them until maturity, except under the circumstances stated above.

While the value of the underlying variable rate demand instruments may change with changes in interest rates generally, the variable rate nature of the underlying variable rate demand instruments should minimize changes in value of the instruments.  Accordingly, as interest rates decrease or values of securities increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed income securities.  The Portfolios may contain variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits.  Additionally, the Portfolios may contain variable rate demand participation certificates in fixed rate Municipal Securities and taxable debt obligations (the Portfolios will not acquire variable note demand participation certificates in fixed rate municipal securities without an opinion of counsel).  The fixed rate of interest on these obligations will be a ceiling on the variable rate of the participation certificate.  In the event that interest rates increased so that the variable rate exceeded the fixed rate on the obligations, the obligations could no longer be valued at par and this may cause the Portfolios to take corrective action, including the elimination of the instruments.  Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable bank’s prime rate, or other interest rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations or obligations of comparable quality with similar maturities.

For purposes of determining whether a variable rate demand instrument held by a Portfolio matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of (1) the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument’s next interest rate adjustment.  The maturity of a variable rate demand instrument will be determined in the same manner for purposes of computing the Portfolios’ dollar-weighted average portfolio maturity.  If a variable rate demand instrument ceases to meet the investment criteria of the Portfolio, it will be sold in the market or through exercise of the repurchase demand.

Loan Participation Interests

The Money Market Portfolio may invest in loan participation interests. A loan participation interest represents a pro rata undivided interest in an underlying bank loan. Participation interests, like the underlying loans, may have fixed, floating, or variable rates of interest. The bank selling a participation interest generally acts as a mere conduit between its borrower and the purchasers of interests in the loan. The purchaser of an interest, meaning the Money Market Portfolio, generally does not have recourse against the bank in the event of a default on the underlying loan. Therefore, the credit risk associated with such instruments is governed by the creditworthiness of the underlying borrowers and not by the banks selling the interests. If the Money Market Portfolio invests in loan participation interests that can be sold within a seven-day period, the interests are deemed by the Manager to be liquid investments. If the Money Market Portfolio invests in loan participation interests that are restricted from being sold within a seven-day period, the interests are deemed by the Manager to be illiquid investments and therefore subject to the Money Market Portfolio’s fundamental restriction limiting investments in illiquid securities to not more than 5% of net assets.

When-Issued Securities

All Portfolios may purchase debt obligations offered on a “when-issued” or “delayed delivery” basis.  When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date.  Normally, the settlement date occurs within one month of the purchase of debt obligations; during the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser.  To the extent that assets of a Portfolio are not invested prior to the settlement of a purchase of securities, that Portfolio will earn no income; however, it is intended that each Portfolio will be fully invested to the extent practicable and subject to the policies stated above.  While when-issued securities may be sold prior to the settlement date, it is intended that each Portfolio will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.  At the time the Portfolio makes the commitment to purchase a debt obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value.  The Fund does not believe that the net asset value or income of the Portfolios’ securities will be adversely affected by their purchase of debt obligations on a when-issued basis.  Each Portfolio will establish a segregated account in which it will maintain cash and marketable securities equal in value to commitments for when-issued securities.  Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

Participation Certificates

The Money Market Portfolio and Municipal Portfolio may purchase from banks participation certificates in all or part of specific holdings of municipal or other debt obligations (including corporate loans).  Where the institution issuing the participation certificates does not meet the Portfolio’s quality standards, the participation certificates may be backed by an irrevocable letter of credit or guarantee that the Manager has determined meets the prescribed quality standards of each Portfolio.  Thus, even if the credit of the selling bank does not meet the quality standards of a Portfolio, the credit of the entity issuing the credit enhancement will.  Each Portfolio will have the right to sell the participation certificates back to the bank for the full principal amount of the Portfolio’s interest in the municipal or debt obligation plus accrued interest, but only (1) as required to provide liquidity to that Portfolio, (2) to maintain the quality standards of each Portfolio’s investment portfolio or (3) upon a default under the terms of the debt obligation.  The selling bank may receive a fee from a Portfolio in connection with the arrangement.  When purchasing bank participation certificates, the

Portfolio will treat both the bank and the underlying borrower as the issuer of the instrument for the purpose of complying with the diversification requirement of the investment restrictions discussed below.

Domestic Bank Obligations, Certificates of Deposit and Bankers’ Acceptances

The Money Market Portfolio and Municipal Portfolio may purchase certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other obligations issued or guaranteed by the 50 largest banks in the United States.  For this purpose banks are ranked by total deposits as shown by their most recent annual financial statements.  The “other obligations” in which the Portfolios may invest include instruments (such as bankers’ acceptances, commercial paper and certificates of deposit) issued by United States subsidiaries of the 50 largest banks in the United States where the instruments are guaranteed as to principal and interest by such banks.  At the time the Portfolio invests in any certificate of deposit, bankers’ acceptance or other bank obligation, the issuer or its parent must have its debt rated within the quality standards of the Portfolio or, if unrated, be of comparable quality as determined by the Manager.

Privately Placed Securities

The Money Market Portfolio and Municipal Portfolio may invest in securities issued as part of privately negotiated transactions between an issuer and one or more purchasers.  Except with respect to certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act of 1933 (the “Securities Act”) and securities subject to Rule 144A of the Securities Act which are discussed below, these securities are typically not readily marketable, and therefore are considered illiquid securities.  The price these Portfolios pay for illiquid securities, and any price received upon resale, may be lower than the price paid or received for similar securities with a more liquid market.  Accordingly, the valuation of privately placed securities by these Portfolios will reflect any limitations on their liquidity.  As a matter of policy, none of the Portfolios will invest more than 5% of the market value of the total assets of the Portfolio in repurchase agreements maturing in over seven days and other illiquid investments.  The Portfolios may purchase securities that are not registered (“restricted securities”) under the Securities Act, but can be offered and sold to “qualified institutional buyers” under Rule 144A of the Securities Act.  The Portfolios may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  However, each Portfolio will not invest more than 5% of its net assets in illiquid investments, which include securities for which there is no ready market, securities subject to contractual restriction on resale, certain investments in asset-backed and receivable-backed securities and restricted securities (unless, with respect to these securities and 4(2) Paper, the Fund’s Trustees continuously determine, based on the trading markets for the specific restricted security, that it is liquid).  The Trustees may adopt guidelines and delegate to the Manager the daily function of determining and monitoring liquidity of restricted securities and 4(2) Paper.  The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations.

Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Trustees will carefully monitor the Portfolios’ investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information.  This investment practice could have the effect of increasing the level of illiquidity in the Portfolios to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Description of Municipal Obligations (Municipal Portfolio)

(1)
Municipal Bonds are debt obligations of states, cities, counties, municipalities and municipal agencies (all of which are generally referred to as “municipalities”) which generally have a maturity at the time of issue of one year or more and which are issued to raise funds for various public purposes such as construction of a wide range of public facilities, to refund outstanding obligations and to obtain funds for institutions and facilities.

The two principal classifications of Municipal Bonds are “general obligation” and “revenue” bonds.  General obligation bonds are secured by the issuer’s pledge of its full faith and credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and other governmental units.  The principal of, and interest on, revenue bonds are payable from the income of specific projects or authorizations and generally are not supported by the issuer’s general power to levy taxes.  In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.

In addition, certain kinds of “private activity bonds” are issued by or on behalf of public authorities to provide funding for various privately operated industrial facilities (hereinafter referred to as “industrial revenue bonds” or “IRBs”). Interest on the IRBs is generally exempt, with certain exceptions, from federal income tax pursuant to Section 103(a) of the Code, provided the issuer and corporate obligor thereof continue to meet certain conditions. (See “Taxation of the Fund” herein.) IRBs are, in most cases, revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. The payment of the principal and interest on IRBs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment. If there is not an established secondary market for the IRBs, the IRBs will be supported by letters of credit, guarantees, insurance or other credit facilities that meet the high quality criteria of the Municipal Portfolio stated in each Prospectus and provide a demand feature which may be exercised by the Portfolio to provide liquidity. In accordance with the investment restrictions, the Municipal Portfolio is permitted to invest up to 5% of the portfolio in high quality, short-term Municipal Securities (including IRBs) that may not be readily marketable or have a liquidity feature.

(2)
The principal kinds of Municipal Notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and grant anticipation notes.  Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency.

(3)
Issues of Municipal Commercial Paper typically represent very short term, unsecured, negotiable promissory notes.  These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long term debt.   In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

(4)
Municipal Leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets.  Municipal Leases frequently have special risks not normally associated with general obligation or revenue bonds.  Leases and installment purchases or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt.  The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.  These types of municipal leases may be considered illiquid and subject to the 5% limitation of investment in illiquid securities set forth under “Investment Restrictions” contained herein.  The Board of Trustees may adopt guidelines and delegate to the Manager the daily function of determining and monitoring the liquidity of municipal leases.  In making such determination, the Board and the Manager may consider such factors as the frequency of trades for the obligation, the number of dealers willing to purchase or sell the obligations and the number of other potential buyers and the nature of the marketplace for the obligations, including the time needed to dispose of the obligations and the method of soliciting offers.  If the Board or Manager determines that any municipal leases are illiquid, such leases will be subject to the 5% limitation on investments in illiquid securities.  The Board or Manager is also responsible for determining the credit quality of municipal leases, on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.

(5)
The Fund expects that, on behalf of the Municipal Portfolio, it will not invest more than 25% of the Portfolio’s total assets in municipal obligations whose issuers are located in the same state or more than 25% of the Portfolio’s total assets in municipal obligations the security of which is derived from any one category. There could be economic, business or political developments which might affect all municipal obligations of a similar type.  However, the Fund believes that the most important consideration affecting risk is the quality of particular issues of municipal obligations rather than factors affecting all, or broad classes of, municipal obligations.

(6)
When the Municipal Portfolio purchases Municipal Securities it may also acquire stand-by commitments from banks and other financial institutions with respect to such Municipal Securities.  Under a stand-by commitment, a bank or broker-dealer agrees to purchase at the Portfolio’s option a specified Municipal Security at a specified price with same day settlement.  A stand-by commitment is the equivalent of a “put” option acquired by the Portfolio with respect to a particular Municipal Security held in its portfolio.

Stand-By Commitments

The amount payable to the Municipal Portfolio upon its exercise of a stand-by commitment normally would be (1) the acquisition cost of the Municipal Securities (excluding any accrued interest that the Portfolio paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the security plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Portfolio.  Absent unusual circumstances relating to a change in market value, the Portfolio would value the underlying Municipal Security at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Security.

The Municipal Portfolio’s right to exercise a stand-by commitment would be unconditional and unqualified.  A stand-by commitment would not be transferable by the Portfolio, although it could sell the underlying Municipal Security to a third party at any time.

The Manager expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration.  However, if necessary and advisable, the Portfolio may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Portfolio would not exceed 1/2 of 1% of the value of the Portfolio’s total assets calculated immediately after each stand-by commitment was acquired.

The Municipal Portfolio would enter into stand-by commitments only with banks and other financial institutions that, in the Manager’s opinion, present minimal credit risks and where the issuer of the Municipal Obligation meets the investment criteria of the Municipal Portfolio.  The Municipal Portfolio’s reliance upon the credit of these banks and broker-dealers would be supported by the value of the underlying Municipal Securities held by the Portfolio that were subject to the commitment.

The Municipal Portfolio intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.  The purpose of this practice is to permit the Municipal Portfolio to be fully invested in securities the interest on which is exempt from federal income taxes while preserving the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the stand-by commitment.

The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying Municipal Securities which will continue to be valued in accordance with the amortized cost method.  Stand-by commitments acquired by the Municipal Portfolio would be valued at zero in determining net asset value.  In those cases in which the Portfolio paid directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment is held by the Portfolio.  Stand-by commitments would not affect the dollar weighted average maturity of the Portfolio.  The maturity of a security subject to a stand-by commitment is longer than the stand-by repurchase date.

The stand-by commitments that the Municipal Portfolio may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by the Portfolio, and that the maturity of the underlying security will generally be different from that of the commitment.

In addition, the Municipal Portfolio may apply to the Internal Revenue Service (“IRS”) for a ruling, or seek from its counsel an opinion, that interest on municipal obligations subject to stand-by commitments will be exempt from federal income taxation (see “Taxation of the Fund” herein).  In the absence of a favorable tax ruling or opinion of counsel, the Municipal Portfolio will not engage in the purchase of securities subject to stand-by commitments.

Put Options

The Municipal Portfolio may purchase municipal bonds or notes with the right to resell them at an agreed price or yield within a specified period prior to maturity to facilitate portfolio liquidity.  This right to resell is known as a “put.”  The aggregate price paid for securities with puts may be higher than the price which otherwise would be paid.  Consistent with the investment objectives of this Portfolio and subject to the supervision of the Trustees, the purpose of this practice is to permit the Portfolio to be fully invested in tax-exempt securities while maintaining the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put.  The principal risk of puts is that the put writer may default on its obligation to repurchase.  The Manager will monitor each writer’s ability to meet its obligations under puts.  See “Investment Restrictions” herein and “Tax Consequences” in the Prospectus.

The amortized cost method is used by the Money Market Portfolio and the Municipal Portfolio to value any Municipal Securities; no value is assigned to any puts on such Municipal Securities.  The cost of any such put is carried as an unrealized loss from the time of purchase until it is exercised or expires.

General

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). For the Fund to so qualify, at the close of each quarter of the taxable year, in addition to other requirements, at least 50% of the value of its total assets must consist of cash, government securities, regulated investment company securities and other securities.  The other securities must be limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer. In addition, at the close of each quarter of its taxable year, not more than 25% in value of the Fund’s total assets may be invested in securities (other than Government securities or regulated investment company securities) of one issuer or of two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. The limitations described in this paragraph regarding qualification as a “regulated investment company” are not fundamental policies and may be revised if applicable federal income tax requirements are revised. (See “Taxation of the Fund” herein.)

In addition to the above description of securities in which the Portfolios of the Fund may invest, the Fund may if permitted by applicable law and/or pursuant to exemptive relief, sell its shares to investment companies that are advised by the Manager for investment of such investment companies daily cash balances.

Investment Restrictions

The Fund has adopted the following fundamental investment restrictions. They may not be changed unless approved by a majority of the outstanding shares of each Portfolio of the Fund that would be effected by such a change.  The term “majority of the outstanding shares” of a Portfolio means the vote of the lesser of (i) 67% or more of the shares of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio.  The Fund may not:

(a)	invest in securities of companies that have conducted operations for less than three years, including the operations of predecessors;

(b)
invest in or hold securities of any issuer if officers and Trustees of the Fund or Natixis Global Asset Management, L.P., the managing member of the Manager, individually own beneficially more than ½ of 1% of the issuer’s securities or in the aggregate own more than 5% of the issuer’s securities; and

(c)
(1) make investments for the purpose of exercising control over any issuer or other person; (2) purchase securities having voting rights at the time of purchase; (3) purchase securities of other investment companies, except in connection with a merger, acquisition, consolidation or reorganization involving the Fund; (4) invest in real estate (other than debt obligations secured by real estate or interests therein or debt obligations issued by companies which invest in real estate or interests therein), commodities, commodity contracts, commodity options, interests in oil or gas or interests in other mineral exploration or development programs; (5) invest in commodities, commodity contracts, commodity options, interests and leases in oil, gas or other mineral exploration or development programs (a Fund may, however, purchase and sell securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals); (6) purchase restricted securities in excess of the percentage limitations set forth in restriction (c)(10) below; provided, however, that restricted securities shall not include privately placed securities that are exempt from registration under Section 4(2) or Rule 144A of the Securities Act, or purchase securities on margin; (7) make short sales of securities or intentionally maintain a short position in any security or write, purchase or sell puts, calls, straddles, spreads or any combination thereof; (8) act as an underwriter of securities; (9) issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any permitted borrowings; (10) acquire securities that are not readily marketable or repurchase agreements calling for resale within more than seven days if, as a result thereof, more than 5% of the value of its net assets would be invested in such illiquid securities; (11) invest more than 5% of the total market value of any Portfolio’s assets (determined at the time of the proposed investment and giving effect thereto) in the securities of any one issuer other than the United States Government, its agencies or instrumentalities; (12) with respect to the U.S. Treasury Portfolio, U.S. Government Portfolio and the Money Market Portfolio, invest more than 25% of the value of the Portfolio’s total assets in securities of companies in the same industry (excluding United States government securities and, as to the Money Market Portfolio only, certificates of deposit and bankers’ acceptances of domestic banks) and, with respect to the Municipal Portfolio, purchase (i) pollution control and industrial revenue bonds or (ii) securities which are not Municipal Obligations if in either case the purchase would cause more than 25% of the value of the Portfolio’s total

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of a Fund’s portfolio’s assets will not constitute a violation of such restriction.

Disclosure of Portfolio Holdings

The Fund’s Board of Trustees has adopted the Manager’s policies and procedures relating to the disclosure of Fund portfolio holdings information (the “Policy”).  The Policy prohibits the disclosure of portfolio holdings unless:  (1) the disclosure is in response to a regulatory request and the Chief Compliance Officer (“CCO”) of the Fund has authorized such disclosure;  (2) the disclosure is to a mutual fund rating or statistical agency or person performing similar functions where there is a legitimate business purpose for such disclosure and such entity has signed a confidentiality or similar agreement, where available, with the Fund or its agents and the CCO of the Fund has authorized such disclosure (procedures to monitor the use of any non-public information by these entities may include (a) annual certifications relating to the confidentiality of such information or (b) the conditioning of the receipt of such information upon the entity agreeing to maintain the confidentiality of the information, along with other representations, where such representations accompany the transmittal of the information);  (3) the disclosure is made to parties involved in the investment process, administration or custody of the Fund, including its Board of Trustees;  (4) the disclosure is in connection with (a) a quarterly, semi-annual or annual report that is available to the public or (b) other periodic disclosure that is publicly available; or (5) the disclosure is made pursuant to prior written approval of the CCO of the Fund.  The Manager shall not accept on behalf of itself, its affiliates or the Fund any compensation or other consideration in connection with the disclosure of portfolio holdings of such Fund.  Any disclosure made pursuant to Item 5 above is reported to the Board at the next quarterly meeting.  This Policy may change at any time without prior notice to shareholders.

Subject to the Fund’s policies described in Item 2 above, the Manager and/or the Fund maintain ongoing arrangements with the following rating or statistical agencies or agencies providing similar functions pursuant to which non-public information about the Fund’s portfolio securities holdings, including information derived from such holdings (e.g., breakdown of portfolio holdings by securities type, percentage of holdings subject to alternative minimum tax, weighted average maturity of the portfolio, etc.), may be provided:

Entity and Type of Information	Frequency	Lag Time
iMoneyNet, Inc. (information derived from the portfolio)	Weekly	1 business day lag
Investment Company Institute (information derived from the portfolio)	Monthly	10 business day lag
Lipper, Inc. (information derived from the portfolio)	Quarterly	15 calendar day lag

In addition, portfolio holdings information may be provided to the Fund’s service providers on an as-needed basis in connection with the services provided to the Fund by such service providers.  Information may be provided to these parties without a time lag.  Service providers that may be provided with information concerning the Fund’s portfolio holdings include the Manager and its affiliates, legal counsel, independent registered public accounting firm, custodian, fund accounting agent, and financial printers.  Portfolio holdings information may also be provided to the Fund’s Board of Trustees.

The entities to whom the Fund provides portfolio holdings information, either by explicit arrangement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information provided.  Neither the Fund nor the Manager or its affiliates receives any compensation or other consideration in connection with these ongoing arrangements.  There can be no guarantee that the Policy will be effective in preventing the potential misuse of confidential information regarding the Fund’s portfolio holdings by individuals or entities in possession of such information.

III.  MANAGEMENT OF THE FUND

The Fund’s Board of Trustees, which is responsible for the overall management and supervision of the Fund, employs the Manager to serve as investment manager of the Fund.  The Manager provides persons satisfactory to the Fund’s Board of Trustees to serve as officers of the Fund.  Due to the services performed by the Manager, the Fund currently has no employees and its officers are not required to devote their full-time to the affairs of the Fund.

The following table shows the Trustees and executive Officers of the Fund and their principal occupations during the past five years.  Unless otherwise specified, the address of each of the following persons is 600 Fifth Avenue, New York, New York 10020.

Trustees and Officers Information

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served 1	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Disinterested Trustees:
Albert R. Dowden, 1941	Trustee	Since 2006	Corporate Director/Trustee for Annuity & Life Re (Holdings) Ltd., Boss Group, Ltd., Homeowners of America Holding Corporation and AIM Funds.	Director/Trustee of five portfolios	Director/Trustee for Natures Sunshine Products, Inc., Annuity & Life Re (Holdings) Ltd., Boss Group, Ltd., Homeowners of America Holding Corporation, AIM Funds and CompuDyne Corporation.
Carl Frischling, Esq., 1937	Trustee	Since 2006	Partner of Kramer Levin Naftalis & Frankel LLP (a law firm) since 1994.	Director/Trustee of five portfolios	Director of AIM Funds.
Edward A. Kuczmarski, 1949	Trustee	Since 2006	Certified Public Accountant and Partner of Crowe Horwath LLP (formerly Hays & Company before merger in 2009) since 1980.	Director/Trustee of six portfolios	Trustee of the Empire Builder Tax Free Bond Fund and Director of ISI Funds.
William Lerner, Esq., 1936	Trustee	Since 2006	Self-employed consultant to business entities and entrepreneurs for corporate governance, corporate secretarial services, legal and securities matters.	Director/Trustee of five portfolios	Director and Chairman of Governance Committee of MTM Technologies, Inc.
Dr. W. Giles Mellon, 1931	Trustee	Since 1987	Professor Emeritus of Business Administration in the Graduate School of Management, Rutgers University with which he has been associated with since 1966.	Director/Trustee of five portfolios	None
James L. Schultz, 1936	Trustee	Since 2006	Self-employed as a consultant.	Director/Trustee of five portfolios	Director of Computer Research, Inc.
Robert Straniere, Esq., 1941	Trustee	Since 1987
Owner, Straniere Law Firm since 1980, NYS Assemblyman from 1981 to 2004, Partner, Gotham Global Group since June 2005.  President, NYC Hot Dog Co., since November 2005. Counsel at Fisher & Fisher from 1995 to 2006. Partner, Hantor-Davidoff law firm, 2006 to 2007.  Administrative Law Judge, 2009
				Director/Trustee of five portfolios	Director of RRB Funds
Dr. Yung Wong, 1938	Trustee	Since 1987	Managing Director of Abacus Associates, an investment firm, since 1996.	Director/Trustee of five portfolios	Director of KOAH, Inc. and Director of the Senior Network.
Interested Directors:
Steven W. Duff, 1953	Trustee2 President and Trustee	Since 1994 1994 to 2007
Executive Vice President, Chief Investment Officer and Manager of Reich & Tang Asset Management, LLC (“RTAM, LLC”), a registered Investment Advisor.  Mr. Duff has been associated with RTAM, LLC since 1994.  Mr. Duff is also Director/Trustee of two other funds in the Reich & Tang Fund Complex.  Mr. Duff also serves as a Director of Reich & Tang Services, Inc. and Director, Chief Executive Officer and President of Reich & Tang Distributors, Inc.  Prior to December 2007 Mr. Duff was President of the Fund and President of nine funds in the Reich & Tang Fund Complex, Principal Executive Officer of Delafield Fund, Inc., and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc.
				Director/Trustee of six portfolios	None
Michael P. Lydon, 1963	President and Trustee2 Vice President	Since 2007 2005 - 2007
President, Chief Executive Officer and Manager of RTAM, LLC.   Associated with RTAM, LLC since January 2005.  Mr. Lydon is also President and Director/Trustee of one other fund in the Reich & Tang Fund Complex, President to New York Daily Tax Free Income Fund, Inc. and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc.  Mr. Lydon also serves as President, Chief Executive Officer and Director for Reich & Tang Services, Inc., Executive Vice President and Director of Reich & Tang Distributors Inc. and President, Chief Executive Officer and Manager of Reich & Tang Deposit Solutions, LLC.  Prior to 2007, Mr. Lydon was Vice President of twelve funds in the Reich & Tang Fund Complex.
				Director/Trustee of five portfolios	None

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served 1	Principal Occupation(s) During Past 5 Years
Interested Officers:
Christopher Brancazio, 1965	Chief Compliance Officer and AML Officer	Since 2007
Senior Vice President, Chief Compliance Officer, AML Officer and Secretary of RTAM, LLC.  Mr. Brancazio has been associated with RTAM LLC since September 2007. Mr. Brancazio is also Chief Compliance Officer and AML Officer of three other funds in the Reich & Tang Fund Complex.  Mr. Brancazio also serves as Senior Vice President, Chief Compliance Officer and Secretary of Reich & Tang Deposit Solutions, LLC and Senior Vice President, Chief Compliance Officer and AML Officer of Reich & Tang Services, Inc. and Reich & Tang Distributors, Inc.  From February 2007 to August 2007, Mr. Brancazio was a Compliance Officer at Bank of New York Asset Management.  From March 2002 to February 2007.  Mr. Brancazio served as Vice President, Chief Compliance Officer, and AML Officer of Trainer Wortham & Co. Inc., and the Trainer Wortham Mutual Funds.

Richard De Sanctis, 1956	Vice President	Since 2005
Executive Vice President and Chief Operating Officer of RTAM, LLC.  Associated with the Manager since 1990. Mr. De Sanctis is also Vice President of three other funds in the Reich & Tang Fund Complex.  Mr. De Sanctis also serves as Executive Vice President, Chief Operating Officer and Member of Reich & Tang Deposit Solutions, LLC,  Director, Executive Vice President and Chief Operating Officer of Reich & Tang Services, Inc., and Director, Executive Vice President, Chief Financial Officer and Chief Operating Officer of Reich & Tang Distributors, Inc.

Chris Gill, 1964	Vice President	Since 2008
Senior Vice President and Assistant Secretary of RTAM LLC. Mr. Gill has been associated with RTAM LLC and its predecessor since February 1994. Mr. Gill is also Vice President of three other funds in the Reich & Tang Complex. Mr. Gill also serves as Senior Vice President and Manager of Reich & Tang Deposit Solutions, LLC, Senior Vice President and Director of Reich & Tang Services, Inc. and Reich & Tang Distributors, Inc.

Joseph Jerkovich, 1968	Treasurer and Assistant Secretary Vice President	Since 2008 2007 to 2008
Senior Vice President and Chief Financial Officer of RTAM, LLC and Reich & Tang Services, Inc.  Associated with RTAM, LLC since September 2004.  Mr. Jerkovich is Treasurer and Assistant Secretary of three other funds in the Reich & Tang Fund Complex.  Mr. Jerkovich also serves as Senior Vice President and Controller of Reich & Tang Distributors, Inc. and is a Manager, Senior Vice President and Chief Financial Officer of Reich & Tang Deposit Solutions, LLC.

Christine Manna, 1970	Secretary	Since 2007
Vice President and Secretary of RTAM, LLC. Ms. Manna is also Secretary of three other funds in the Reich & Tang Complex. Ms. Manna has been associated with RTAM, LLC and its predecessors since June 1995. Ms. Manna is also a Vice President and Assistant Secretary of Reich & Tang Deposit Solutions, LLC, Reich & Tang Services, Inc. and Reich & Tang Distributors, Inc.

Robert Rickard, 1969	Vice President	Since 2007
Senior Vice President of RTAM LLC and Reich & Tang Distributors, Inc.  Associated with RTAM, LLC since December 1991. Mr. Rickard is also Vice President of three other funds in the Reich & Tang Fund Complex.

1
Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund’s Declaration of Trust, as amended, and Amended and Restated By-Laws.  Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

2	Steven W. Duff and Michael P. Lydon may be deemed interested persons of the Fund, as defined in the 1940 Act, due to their affiliation with the Manager.

The Role of the Board

The Board of Trustees (the “Board”) oversees the management and operations of the Daily Income Fund (the “Fund”).  Like most mutual funds, the day-to-day management and operation of the Fund is performed by various service providers to the Fund, such as the Fund’s Manager, Distributor, Custodian, and Transfer Agent, each of which is discussed in greater detail in this Statement of Additional Information.  In supervising the Fund’s operations and delegating special responsibilities involving portfolio management to the Manager, the Board established a Statement of Procedures as to Valuation of Portfolio Securities for the Fund (the “Rule 2a-7 Procedures”) in accordance with Rule 2a-7 of the 1940 Act, which are reasonably designed, taking into account current market conditions and the Fund’s investment objectives, to stabilize the Fund’s net asset value per share, as computed for the purposes of distribution, redemption and repurchase, at a single value.

The Board has appointed senior employees of the Manager as officers of the Fund, with responsibility to monitor and report to the Board on the Fund’s operations.  The Board receives regular reports from these officers and the

Fund’s service providers regarding the Fund’s operations.  For example, consistent with the Fund’s Rule 2a-7 Procedures, the Board receives reports on the Fund’s investment portfolio and the Manager confirms that all portfolio investments meet the high quality credit, minimal credit risk and maturity requirements under Rule 2a-7 of the 1940 Act.  The Manager also provides a weekly mark-to-market report to confirm that the deviation between the Fund’s market value and amortized cost value was within the limits allowable under Rule 2a-7 of the 1940 Act.  The Manager also provides periodic updates to the Board regarding general market conditions and the impact that these market conditions may have on the Fund.  The Board has appointed a Chief Compliance Officer who administers the Fund’s compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Fund operations.  The Board also holds special meetings when necessary and from time to time one or more members of the Board may also consult with management in less formal settings, between scheduled “Board Meetings”, to discuss various topics.  In all cases, however, the role of the Board and of any individual Director is one of oversight and not of management of the day-to-day affairs of the Fund and its oversight role does not make the Board a guarantor of the Fund’s investments, operations or activities.

Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively.  It has established three standing committees, an Audit Committee, a Nominating Committee and a Compliance Committee, which are discussed in greater detail under “Management of the Fund – Committees” above.  More than 75% of the members of the Board are Independent Trustees and each of the Audit, Nominating and Compliance Committee is comprised entirely of Independent Trustees.  The Chairman of the Board is an Executive Vice President and the Chief Investment Officer of the Manager.  The Board has a Lead Independent Director, who acts as the primary liaison between the Independent Directors and management.  The Independent Trustees, including the Lead Independent Trustee help identify matters for consideration by the Board and the Lead Independent Trustee regularly participates in the agenda setting process for Board Meetings.  The Independent Trustees have also engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Fund.  The Board reviews its structure annually.  In developing its structure, the Board has considered that the Chairman of the Board, as the Chief Investment Officer of the Manager, can provide valuable input based on his tenure with the Manager and experience in the types of securities in which the Fund invests. The Board has also determined that the structure of the Lead Independent Director and the function and composition of the Audit, Nominating and Compliance Committees are appropriate means to provide effective oversight on behalf of Fund shareholders and address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.

Board Oversight of Risk Management

As part of its oversight function, the Board of Trustees receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements, Board oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets regularly with the Treasurer and the Fund’s independent public accounting firm and, when appropriate, with other personnel of the Manager to discuss, among other things, the internal control structure of the Fund’s financial reporting function.  The Compliance Committee meets with the Chief Compliance Officer to discuss compliance risks relating to the Fund, the Manager and the other service providers.  The full Board receives reports from the Manager as to investment risks as well as other risks.  The full Board also receives reports from the Audit Committee and Compliance Committee regarding the risks discussed during those committee meetings.  In addition, the full Board receives reports from the Internal Audit Group of the Manager’s parent company.

Information about Each Director’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as a Trustee of the Fund in light of the Fund’s business and structure.  In addition to a demonstrated record of business and/or professional accomplishment, most of the Trustees have served on boards for organizations other than the Fund, and have served on the Board for a number of years.  They therefore have substantial board experience and, in their service to the Fund, have gained substantial insight as to the operation of the Fund and have demonstrated a commitment to discharging oversight duties as directors in the interests of shareholders.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Fund.

In addition to the information provided in the charts above, certain additional information regarding the Trustees and their Trustee Attributes is provided below. The information is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity and work ethic, along with the ability to work together, to communicate effectively, to exercise judgment and ask incisive questions, and commitment to shareholder interests.

Mr. Dowden has experience serving on the boards of both private and public companies of all sizes.  In serving on these boards, Mr. Dowden has come to understand and appreciate the role of a director and has been exposed to many of the challenges facing a board and the appropriate ways of dealing with those challenges.  Mr. Dowden also served for many years as a senior executive of Volvo Group North America, including as President and Chief Executive Officer.  Mr. Dowden’s experience in these roles has exposed him to many of the business challenges which any business will face.  Mr. Dowden also practiced securities law and has a strong background in securities regulation.  Mr. Dowden has over 25 years of experience on the boards of directors of the Reich & Tang funds or their predecessor funds and therefore understands the regulation, management and oversight of money market funds.

Mr. Duff is an Executive Vice President and the Chief Investment Officer of the Manager.  As Chief Investment Officer, Mr. Duff has intimate knowledge of the Manager and the Fund, its operations, personnel and financial resources.  His position of responsibility at the Manager, in addition to his knowledge of the firm, has been determined to be valuable to the Board in its oversight of the Fund.  Mr. Duff has over 16 years of experience on the boards of directors of the Reich & Tang funds and therefore understands the regulation, management and oversight of money market funds.

Mr. Frischling, Esq. has been involved in the investment company industry for over 43 years.  Mr. Frischling served as general counsel and chief administrative officer for a mutual fund complex for nine years.  Mr. Frischling currently, and has for the last 34 years, advised mutual funds and boards of directors on all aspects of investment company regulation.  Mr. Frischling also currently serves as a board member of the Mutual Fund Directors Forum and was previously a member of the board of the Investment Company Institute.  Mr. Frischling’s experience in these roles has exposed him to the various issues involved with mutual funds.  Mr. Frischling has over 26 years of experience on the boards of directors of the Reich & Tang funds or their predecessor funds and therefore understands the regulation, management and oversight of money market funds.

Mr. Kuczmarski has financial accounting experience as a Certified Public Accountant.  Mr. Kuczmarski also currently serves as a director of other mutual funds.  In serving on these boards, Mr. Kuczmarski has come to understand and appreciate the role of a director and has been exposed to many of the challenges facing a board and the appropriate ways of dealing with those challenges.  Mr. Kuczmarski has over 26 years of experience on the boards of directors of the Reich & Tang funds and therefore understands the regulation, management and oversight of money market funds.

Mr. Lerner, Esq. is a former Branch Chief Enforcement Attorney with the Securities and Exchange Commission.  Mr. Lerner is also a former officer and director of compliance for the American Stock Exchange.  Mr. Lerner has experience as an attorney for a brokerage and investment banking firm and had extensive SEC practice experience as an attorney.  In addition, Mr. Lerner served as an arbitrator for the Financial Regulatory Authority, Inc.  Mr. Lerner also has extensive experience as a director for public companies.  In serving on these boards, Mr. Lerner has come to understand and appreciate the role of a director and has been exposed to many of the challenges facing a board and the appropriate ways of dealing with those challenges.  Mr. Lerner has over 10 years of experience on the boards of directors of the Reich & Tang funds or their predecessor funds and therefore understands the regulation, management and oversight of money market funds.

Mr. Lydon is the President and Chief Executive Officer of the Manager.  As President and Chief Executive Officer, Mr. Lydon has intimate knowledge of the Manager and the Fund, its operations, personnel and financial resources.  His position of responsibility at the Manager, in addition to his knowledge of the firm, has been determined to be valuable to the Board in its oversight of the Fund.  Mr. Lydon has over 6 years of experience on the boards of directors of the Reich & Tang funds and therefore understands the regulation, management and oversight of money market funds.

Dr. Mellon has financial and economic experience from his time as a professor of finance and economics at the Graduate School of Management at Rutgers University.  Dr. Mellon has over 30 years of experience on the boards of directors of the Reich & Tang funds and therefore understands the regulation, management and oversight of money market funds.

Mr. Schultz has experience as a consultant and understands the various aspects and challenges involved in running a corporation.  Mr. Schultz has over 26 years of experience on the boards of directors of the Reich & Tang funds or their predecessor funds and therefore understands the regulation, management and oversight of money market funds.

Mr. Straniere, Esq. has over 25 years of experience as a director of a wide variety of mutual funds.  In serving on these boards, Mr. Straniere has come to understand and appreciate the role of a director and has been exposed to many of the challenges facing a board and the appropriate ways of dealing with those challenges.  Mr. Straniere also served on the New York State Assembly Ways and Means Committee and was responsible for fiscal and budget analysis.  Mr. Straniere has over 25 years of experience on the boards of directors of the Reich & Tang funds and therefore understands the regulation, management and oversight of money market funds.

Dr. Wong has experience managing investment funds for corporations, insurance companies and pension funds.  Dr. Wong has board experience for private companies.  Dr. Wong has also served as a director for another mutual fund complex.  In serving on these boards, Dr. Wong has come to understand and appreciate the role of a director and has been exposed to many of the challenges facing a board and the appropriate ways of dealing with those challenges.  Dr. Wong has over 30 years of experience on the boards of directors of the Reich & Tang funds and therefore understands the regulation, management and oversight of money market funds.

Board Committees

The Board has an Audit Committee that meets at least annually to assist the Board in selecting, overseeing and setting the compensation of the Fund’s independent registered public accounting firm. The Audit Committee is responsible for pre-approving all audit or non-audit services performed by the independent registered public accounting firm for the Fund and for pre-approving certain non-audit services performed by the independent registered public accounting firm for the Manager and certain control persons of the Manager. The Audit Committee also meets with the Fund’s independent registered public accounting firm to review the Fund’s financial statements and to report on its findings to the Board, and to provide the independent registered public accounting firm the opportunity to report on various other matters. The Audit Committee is chaired by Edward A. Kuczmarski, with Albert R. Dowden, Dr. W. Giles Mellon and James L. Schultz serving as members. The Audit Committee met [seven] times during the fiscal year ended March 31, 2010.

The Board also has a Nominating Committee comprised of Albert R. Dowden, Carl Frischling, Edward A. Kuczmarski, William Lerner, Dr. W. Giles Mellon, James L. Schultz, Robert Straniere and Dr. Yung Wong to whose discretion the selection and nomination of Trustees who are not “interested persons,” as defined in the 1940 Act, of the Fund is committed. The Nominating Committee did not meet during the fiscal year ended March 31, 2010.  Nominees recommended by shareholders are considered by the Nominating Committee to the extent required by applicable law.

The Board also has a Compliance Oversight Committee.  The Compliance Oversight Committee is chaired by William Lerner, with Carl Frischling and Robert Straniere serving as members.  The Compliance Oversight Committee is responsible for reviewing compliance related matters raised by the Fund’s Chief Compliance Officer.  The Compliance Oversight Committee met [five] times during the fiscal year ended March 31, 2010.

In addition to serving on the Fund’s Nominating Committee, Dr. Yung Wong, the Fund’s Lead Independent Trustee will attend Audit Committee meetings and Compliance Oversight Committee meetings at his discretion.

The following table shows the dollar range of Fund shares beneficially owned by each Trustee as of December 31, 2009:

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen or to be Overseen by Trustee or Nominee in Family of Investment Companies
Disinterested Trustees:
Albert R. Dowden	[None	None

Carl Frischling	Over $100,000 (Money Market Portfolio)	Over $100,000

Edward A. Kuczmarski	$1 - $10,000 (Money Market Portfolio)	$1 - $10,000

William Lerner	None	None

Dr. W. Giles Mellon	$10,001 - $50,000 (Money Market Portfolio) Over $100,000 (U.S. Treasury Portfolio) $10,001 - $50,000 (Municipal Portfolio)	Over $100,000

James L. Schultz	$1 - $10,000 (Municipal Portfolio)	$1 - $10,000

Robert Straniere	$1 - $10,000 (Money Market Portfolio)	$50,001 – $100,000

Dr. Yung Wong	Over $100,000	Over $100,000
(Money Market Portfolio)
Interested Trustee: Steven W. Duff	$1 - $10,000 (Money Market Portfolio) $10,001 - $50,000 (Municipal Portfolio)	Over $100,000
Michael P. Lydon	$10,001 - $50,000 (Money Market Portfolio)	Over $100,000]

The Fund paid an aggregate remuneration of [$                    ] to its Trustees with respect to the period ended March 31, 2010, all of which consisted of Trustees’ fees paid to the eight disinterested Trustees, pursuant to the terms of the Investment Management Contract (See “Investment Advisory and Other Services” herein).

Effective as of January 1, 2009, the Directors of the Fund not affiliated with the Manager are paid a fee that is to be allocated among multiple funds, as defined below.  Each Independent Director will receive an annual retainer of

$60,000 and a fee of $3,000 for each Board of Directors meeting attended.  Each Independent Director will also receive a fee of up to $1,500 at the discretion of the Lead Independent Director for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting.  In addition, the Lead Independent Director will receive an additional annual fee of $13,800, payable quarterly and the Audit Committee Chairman and Compliance Committee

Chairman will each receive an additional annual fee of $9,200, payable quarterly.  Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among certain funds in the Reich & Tang Fund complex. The Independent Directors’ fees will be allocated among the Fund and the California Daily Tax Free Income Fund, Inc., in accordance with the Manager's discretion. Directors who are affiliated with the Manager do not receive compensation from the Fund. (See "Compensation Table.")

Compensation Table

Name of Person, Position	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees*
Albert R. Dowden, Trustee	[ ]	$0	$0	[ ]
Carl Frischling, Trustee	[ ]	$0	$0	[ ]
Edward A. Kuczmarski Trustee	[ ]	$0	$0	[ ]
William Lerner, Trustee	[ ]	$0	$0	[ ]
Dr. W. Giles Mellon, Trustee	[ ]	$0	$0	[ ]
James L. Schultz, Trustee	[ ]	$0	$0	[ ]
Robert Straniere, Trustee	[ ]	$0	$0	[ ]
Dr. Yung Wong, Trustee	[ ]	$0	$0	[ ]

*
The total compensation paid to such persons by the Fund and Fund Complex for the fiscal year ended March 31, 2010.  The parenthetical number represents the number of investment companies (including the Fund) from which the Trustees receive compensation.  A Fund is considered to be in the same Fund complex if among other things, it shares a common investment adviser with the Fund.

Information about Proxy Voting

Information regarding the Fund’s proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year.  The Fund’s Form N-PX is available without charge, upon request, by calling the Fund toll free at (800) 433-1918 and on the SEC’s website (http//www.sec.gov).  The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

IV.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

On June 30, 2010, the shares outstanding for each class in each Portfolio was as follows:

Portfolios

Classes	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Institutional Shares	[ ]	[ ]	[ ]	[ ]
Institutional Service Shares	[ ]	[ ]	[ ]	[ ]
Investor Shares	[ ]	[ ]	N/A	N/A
Investor Service Shares	N/A	N/A	N/A	N/A
Short Term Income Shares	[ ]	[ ]	N/A	[ ]
Retail Shares	[ ]	[ ]	[ ]	[ ]
Pinnacle Shares	[ ]	[ ]	N/A	N/A
Advantage Shares	[ ]	N/A	[ ]	[ ]
Xpress Shares	[ ]	N/A	N/A	N/A

As of June 30, 2010, the amount of shares owned by all officers and Trustees of the Fund, as a group,[ was less than 1% of the outstanding shares]. Set forth below is certain information as to persons who owned 5% or more of the Fund’s outstanding shares as of June 30, 2010:

Name and Address	% of Class	Ownership
[Money Market Portfolio- Institutional Shares

Money Market Portfolio – Institutional Service Shares

Money Market Portfolio – Institutional Service Shares

Money Market Portfolio- Investor Shares
Money Market Portfolio- Investor Shares

Money Market Portfolio- Short Term Income Shares

Money Market Portfolio- Retail Shares

Money Market Portfolio – Pinnacle Shares

Money Market Portfolio- Advantage Shares

Money Market Portfolio - Xpress shares

U.S. Treasury Portfolio - Institutional Shares

U.S. Treasury Portfolio – Institutional Service Shares

U.S. Treasury Portfolio- Investor Shares

U.S. Treasury Portfolio - Short Term Income Shares

U.S. Treasury Portfolio- Retail Shares

U.S. Treasury Portfolio – Pinnacle Shares

U.S. Government Portfolio – Institutional Shares

U.S. Government Portfolio – Institutional Service Shares

U.S. Government Portfolio – Retail Shares

U.S. Government Portfolio – Advantage Shares

Municipal Portfolio – Institutional Shares

Municipal Portfolio – Institutional Service Shares

Municipal Portfolio - Short Term Income Shares

Municipal Portfolio – Retail Shares

Municipal Portfolio – Advantage Shares]

V.  INVESTMENT ADVISORY AND OTHER SERVICES

The investment manager for the Fund is Reich & Tang Asset Management, LLC, a Delaware limited liability company with principal offices at 600 Fifth Avenue, New York, New York 10020.  The Manager was as of June 30, 2010, investment manager, adviser, or sub-adviser with respect to assets aggregating in excess of [$___ billion]  The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of eleven portfolios of registered investment companies, of which it acts as administrator for six.  The Manager also advises high net worth individuals, private funds, pension trusts, profit-sharing trusts and endowments.

The Manager is a direct subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”). Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn principally owned by Natixis, a French investment banking and financial services firm.  Natixis is principally owned by BPCE, France’s second largest banking group.  BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks.  An affiliate of the French Government is an investor in non-voting securities of BPCE and has limited, non-controlling representation on the supervisory board of BPCE as well as the right to convert certain shares into common equity of BPCE at a future time.  The registered address of Natixis is 30, avenue Pierre Mendès France, 75013 Paris, France.  The registered address of BPCE is 50, avenue Pierre Mendès France, 75013 Paris, France.

The fifteen principal subsidiary or affiliated asset management firms of Natixis US collectively had more than [$264.9 billion] in assets under management or administration as of June 30, 2010.

On March 4, 2010, the Board of Trustees, including a majority of the Trustees deemed as disinterested trustees under the 1940 Act (“Disinterested Trustees”), approved the continuance of the Investment Management Contract for a term extending to March 31, 2011.  The contract may be continued in force thereafter for successive twelve-month periods beginning each April 1, provided that such continuance is specifically approved annually by a majority vote of the Fund’s outstanding voting securities or its Board of Trustees, and in either case by a majority of the Trustees who are not parties to the Investment Management Contract or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.

Pursuant to the Investment Management Contract, the Manager manages the Fund’s four Portfolios of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund.  The Manager also provides persons satisfactory to the Board of Trustees of the Fund to serve as officers of the Fund.  Such officers, as well as certain other employees and trustees of the Fund, may be trustees, officers or employees of the Manager or its affiliates.

The Investment Management Contract is terminable without penalty by the Fund on sixty days’ written notice when authorized either by a majority vote of its outstanding voting shares or by a vote of a majority of its Board of Trustees, or by the Manager on sixty days’ written notice, and will automatically terminate in the event of its assignment.  The Investment Management Contract provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Manager, or of reckless disregard of its obligations thereunder, the Manager shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Investment Management Contract each of the Portfolios will pay an annual management fee of 0.12% of such Portfolio’s average daily net assets. The fees are accrued daily and paid monthly.  For the fiscal year ended March 31, 2010, March 31, 2009 and March 31, 2008, the Manager received management fees set forth in the table below:

Management Fees
Fiscal Year March 31, 2010	Payable	Waived	Paid
Money Market Portfolio
U.S. Treasury Portfolio
U.S. Government Portfolio
Municipal Portfolio

	Management Fees
Fiscal Year March 31, 2009	Payable	Waived	Paid
Money Market Portfolio	$6,631,019	$488,414	$6,142,605
U.S. Treasury Portfolio	$1,630,302	$0	$1,630,302
U.S. Government Portfolio	$1,386,192	$0	$1,386,192
Municipal Portfolio	$533,987	$302,351	$231,636

	Management Fees
Fiscal Year March 31, 2008	Payable	Waived	Paid
Money Market Portfolio	$8,332,825	$0	$8,332,825
U.S. Treasury Portfolio	$1,556,757	$0	$1,556,757
U.S. Government Portfolio	$537,123	$183,850	$353,273
Municipal Portfolio	$522,579	$351,430	$171,149

The Fund’s net assets as the close of business on March 31, 2010 totaled $_________ for the Money Market Portfolio, $___________ for the U.S. Treasury Portfolio, $____________ for the U.S. Government Portfolio and $_____________ for the Municipal Portfolio.

Pursuant to an Administrative Services Agreement with the Fund, the Manager also performs clerical, accounting supervision, office service and related functions for the Fund and provides the Fund with personnel to (i) supervise the performance of accounting related services by The Bank of New York Mellon, the Fund’s accounting agent, (ii) prepare reports to and filings with regulatory authorities, and (iii) perform such other services as the Fund may from time to time request of the Manager.  The personnel rendering such services may be employees of the Manager, of its affiliates or of other organizations.  For its services under the Administrative Services Contract, the Manager receives an annual fee of 0.05% of each Portfolio’s average daily net assets.  For the fiscal years ended March 31, 2010, March 31, 2009 and March 31, 2008, the Manager received the administrative fees set forth in the table below:

Administrative Fees
Fiscal Year March 31, 2010	Payable	Waived	Paid
Money Market Portfolio
U.S. Treasury Portfolio
U.S. Government Portfolio
Municipal Portfolio

	Administrative Fees
Fiscal Year March 31, 2009	Payable	Waived	Paid
Money Market Portfolio	$2,762,925	$2,762,925	$0
U.S. Treasury Portfolio	$679,293	$471,402	$207,891
U.S. Government Portfolio	$577,580	$526,642	$50,938
Municipal Portfolio	$222,495	$144,972	$77,523

	Administrative Fees
Fiscal Year March 31, 2008	Payable	Waived	Paid
Money Market Portfolio	$3,472,010	$1,274,289	$2,197,721
U.S. Treasury Portfolio	$648,649	$440,292	$208,357
U.S. Government Portfolio	$223,801	$223,801	$0
Municipal Portfolio	$217,741	$217,741	$0

The Manager at its discretion may waive its rights to any portion of the management fee or the administrative services fee and may use any portion of these fees for purposes of shareholder services and distribution of the Fund’s shares.  There can be no assurance that such fees will be waived in the future.

Pursuant to a Sub-Accounting Agreement, Reich & Tang Services, Inc. performs or sub-contracts or employs others to perform certain sub-accounting services for the Advantage and Xpress shareholders.  For its services under the Sub-Accounting Agreement, Reich & Tang Services, Inc. receives from the Fund a fee up to 0.10% per annum of the average daily net assets of the Advantage and Xpress shares.

For the fiscal years ended March 31, 2010, March 31, 2009 and March 31, 2008, Reich & Tang Services, Inc. received the Sub-Accounting fees set forth in the table below:

Sub-Accounting Fees
March 31, 2010	Paid
Advantage Shares:
Money Market Portfolio
U.S. Government Portfolio
Municipal Portfolio
Xpress Shares:
Money Market Portfolio

March 31, 2009	Paid
Advantage Shares:
Money Market Portfolio	$0
U.S. Government Portfolio	$0
Municipal Portfolio	$0
Xpress Shares:
Money Market Portfolio	$151,761

March 31, 2008	Paid
Advantage Shares:
Money Market Portfolio	$0
U.S. Government Portfolio	$0
Municipal Portfolio	$0
Xpress Shares:
Money Market Portfolio	$488,674

Investment management fees and operating expenses which are attributable to all Classes of a Portfolio will be allocated daily to each Class based on the percentage of outstanding shares at the end of the day.  Additional expenses for shareholder and distribution services provided by Participating Organizations to Fund shareholders pursuant to Distribution and Service Plans may be compensated by the Fund’s distributor from its own resources, which includes the shareholder servicing fee and past profits, or by the Manager from its own resources, which includes the management fee, administrative services fee and past profits.  Expenses incurred in the distribution and servicing of Institutional Class and Pinnacle Shares shall be paid by the Manager (see “Distribution and Service Plan” herein).

Distribution and Service Plan

The Fund’s distributor is Reich & Tang Distributors, Inc. (the “Distributor”), a Delaware corporation with principal offices at 600 Fifth Avenue, New York, New York 10020, an affiliate of the Manager.  Pursuant to Rule 12b-1 under the 1940 Act, the SEC has required that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Fund’s Board of Trustees has adopted distribution and service plans (each a “Plan” and collectively, the “Plans”) and, pursuant to the Plans, the Fund has entered into Distribution Agreements and Shareholder Servicing Agreements for certain Classes of the Fund with the Distributor, as distributor of the Fund’s shares.

Under the Distribution Agreement, the Distributor, as agent for the Fund, will solicit orders for the purchase of the Fund’s shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund as principal.  The Distributor receives a distribution fee not to exceed the following (with respect to the Institutional Shares, the Institutional Service Shares and the Pinnacle Shares, the Distributor receives a nominal amount (i.e. $1.00)):

Investor Shares	0.20% of average daily net assets
Investor Service Shares	0.45% of average daily net assets
Short Term Income Shares	0.45% of average daily net assets
Retail Shares	0.65% of average daily net assets
Advantage Shares	0.75% of average daily net assets
Xpress Shares	0.75% of average daily net assets

Under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to 0.25% per annum of the Institutional Service Shares, Investor Shares, Investor Service Shares, Short Term Income Shares, Retail Shares, Advantage Shares, and Xpress Shares average daily net assets (the “Shareholder Servicing Fee”) for providing or arranging for others to provide personal shareholder services and for the maintenance of shareholder accounts.  The Shareholder Servicing Fee is accrued daily and paid monthly.  Any portion of the fee may be deemed to be used by the Distributor for payments to Participating Organizations with respect to servicing their clients or customers who are Institutional Service Shares, Investor Shares, Investor Service Shares, Short Term Income Shares, Retail Shares, Advantage Shares and Xpress Shares shareholders of the Fund.  The Institutional Shares and Pinnacle Shares shareholders will not be assessed a shareholder servicing fee.

The following tables provide the total fees paid by each Class of the Portfolio pursuant to the Plans and the manner in which payments were made pursuant to the Plans for certain types of activities for the fiscal year ended March 31, 2010:

Money Market Portfolio

	Institutional Shares	Institutional Service Shares	Investor Shares	Short Term Income Shares	Retail Shares	Pinnacle Shares	Advantage Shares	Xpress Shares
Total fees paid by each Class of the Fund under the Plans:
Payments made by the Manager and Distributor to or on behalf of Participating Organizations:
Breakdown of payments made pursuant to the Plans for certain types of activities:
Advertising:
Printing and mailing of prospectuses to other than current shareholders:
Compensation to underwriters:
Compensation to broker-dealers:
Compensation to sales personnel:
Interest, carrying or other financing charges:
Travel and entertainment for sales personnel:
Miscellaneous Expenses:

U.S. Treasury Portfolio

	Institutional Shares	Institutional Service Shares	Investor Shares	Short Term Income Shares	Retail Shares	Pinnacle Shares
Total fees paid by each Class of the Fund under the Plans:
Payments made by the Manager and Distributor to or on behalf of Participating Organizations:
Breakdown of payments made pursuant to the Plans for certain types of activities:
Advertising:
Printing and mailing of prospectuses to other than current shareholders:
Compensation to underwriters:
Compensation to broker-dealers:
Compensation to sales personnel:
Interest, carrying or other financing charges:
Travel and entertainment for sales personnel:
Miscellaneous Expenses:

U.S. Government Portfolio

	Institutional Shares	Institutional Service Shares	Retail Shares	Advantage Shares
Total fees paid by each Class of the Fund under the Plans:
Payments made by the Manager and Distributor to or on behalf of Participating Organizations:
Breakdown of payments made pursuant to the Plans for certain types of activities:
Advertising:
Printing and mailing of prospectuses to other than current shareholders:
Compensation to underwriters:
Compensation to broker-dealers:
Compensation to sales personnel:
Interest, carrying or other financing charges:
Travel and entertainment for sales personnel:
Miscellaneous Expenses:

Municipal Portfolio
	Institutional Shares	Institutional Service Shares	Short Term Income Shares	Retail Shares	Advantage Shares
Total fees paid by each Class of the Fund under the Plans:
Payments made by the Manager and Distributor to or on behalf of Participating Organizations:
Breakdown of payments made pursuant to the Plans for certain types of activities:
Advertising:
Printing and mailing of prospectuses to other than current shareholders:
Compensation to underwriters:
Compensation to broker-dealers:
Compensation to sales personnel:
Interest, carrying or other financing charges:
Travel and entertainment for sales personnel:
Miscellaneous Expenses:

The following table provides the total fees paid by each Class of the Portfolio pursuant to the Plans as a percentage of the average daily net assets and which entity was responsible for such payments for the fiscal year ended March 31, 2010:

Money Market Portfolio
	Institutional Shares	Institutional Service Shares	Investor Shares	Short Term Income Shares	Retail Shares	Pinnacle Shares	Advantage Shares	Xpress Shares
Total amount spent of the average daily net assets:
Amount paid by the Fund to the Distributor:
Amount paid by the Manager:

U.S. Treasury Portfolio
	Institutional Shares	Institutional Service Shares	Investor Shares	Short Term Income Shares	Retail Shares	Pinnacle Shares
Total amount spent of the average daily net assets:
Amount paid by the Fund to the Distributor:
Amount paid by the Manager:

U.S. Government Portfolio

	Institutional Shares	Institutional Service Shares	Retail Shares	Advantage Shares
Total amount spent of the average daily net assets:
Amount paid by the Fund to the Distributor:
Amount paid by the Manager:

Municipal Portfolio

	Institutional Shares	Institutional Service Shares	Short Term Income Shares	Retail Shares	Advantage Shares
Total amount spent of the average daily net assets:
Amount paid by the Fund to the Distributor:
Amount paid by the Manager:

The excess of such payments over the total payments the Distributor received from the Fund under the Plans represents distribution and servicing expenses funded by the Manager from its own resources, including the management and administrative services fees.

The Plans and the Shareholder Servicing Agreements provide that, in addition to the shareholder servicing fee, the Distributor will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreements with respect to the Institutional Service Shares, Investor Shares, Investor Service Shares, Short Term Income Shares, Retail Shares, Advantage Shares and Xpress Shares or the Participating Organization agreement, as the case may be, and (ii) preparing, printing and delivering the Fund’s prospectus to existing shareholders of the Fund and preparing and printing Fund application forms for shareholder accounts.

The Plans provide that the Manager may make payments from time to time from its own resources, which may include the management fee, administrative services fee and past profits for the following purposes: (i) to pay the costs of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing and related administrative functions on behalf of the Institutional Service Shares, Investor Shares, Investor Service Shares, Short Term Income Shares, Retail Shares, Advantage Shares and Xpress Shares of the Fund; (ii) to compensate certain Participating Organizations for providing assistance in distributing the Fund’s Institutional Service Shares, Investor Shares, Investor Service Shares, Short Term Income Shares, Retail Shares, Advantage Shares and Xpress Shares; and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other personnel in connection with the distribution of the Fund’s shares. The Manager, at its expense, also may from time to time provide additional promotional incentives to Participating Organization who sell Fund shares.  The Distributor may also make payments from time to time from its own resources, which may include the shareholder service fee and past profits for the purpose enumerated in (i) above.  The Distributor may determine the amount of such payments made pursuant to the Plans, provided that such payments will not increase the amount which the Fund is required to pay to the Manager or the Distributor for any fiscal year under the Investment Management Contract, Administrative Service Agreement, Distribution Agreement or the Shareholder Servicing Agreement in effect for that year.

The Distributor or an affiliate may, from time to time, at its expense and out of its own resources (a source of which may be the 12b-1 fees paid by the Fund under the Plans), make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers’ assets in the Institutional Shares, Institutional Service Shares, Investor Shares, Investor Service Shares, Short Term Income Shares, Retail Shares, Advantage Shares and Xpress Shares of the Fund.  These payments may be referred to as “revenue sharing,” but do not change the price paid by investors to purchase the Fund’s shares or the amount the Fund receives as proceeds from such sales.

Revenue sharing payments may be to Participating Organizations that provide services to the Fund or its shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services.  The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates.  The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Fund to you or to recommend one fund complex over another.  Please speak with your Participation Organization to learn more about payments made to them by the Distributor or its affiliates.  In addition, to the extent allowable under the Financial Industry Regulatory Authority (“FINRA”) rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for certain Participating Organizations and may provide non-cash compensation to certain Participating Organizations like sponsorship or funding of sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.

In accordance with Rule 12b-1, the Plans provide that all written agreements relating to the Plans entered into between either the Fund or the Distributor and Participating Organizations or other organizations must be in a form satisfactory to the Fund’s Board of Trustees. In addition, the Plans requires the Fund and the Distributor to prepare, at least quarterly, written reports setting forth all amounts expended pursuant to the Plans and identifying the activities for which those expenditures were made.

The Plans were most recently approved on March 4, 2010, to continue in effect until March 31, 2011.  Thereafter, the Plans may continue in effect for successive annual periods commencing April 1, provided they are approved by the shareholders or by the Board of Trustees.  This includes a majority of Trustees who are not interested persons of the Fund and who have no direct or indirect interest in the operation of the Plans or in the agreements related to the Plans. The Plans further provides that it may not be amended to increase materially the costs which may be spent by the Fund pursuant to the Plan without shareholder approval, and that other material amendments must be approved by the Trustees including a majority of Trustees who are not interested persons of the Fund and who have no direct or indirect interest in the operation of the Plans or in the agreements related to the Plans. The Plans may be terminated at any time by a vote of a majority of the disinterested Trustees of the Fund or the Fund’s shareholders, respectively.

Custodian and Transfer Agent

The Bank of New York Mellon, 2 Hanson – 7th Floor, Brooklyn, NY 11217, is custodian for the Fund’s cash and securities. Reich & Tang Services, Inc. (“Reich & Tang”), an affiliate of the Manager, located at 600 Fifth Avenue, New York, NY 10020, is transfer agent and dividend agent for the shares of the Fund. As transfer agent, Reich & Tang performs various functions including the processing of shareholder purchase, redemption and exchange transactions and the maintenance of shareholder records regarding such transactions.  As dividend agent, Reich & Tang makes dividend payments to Fund shareholders on behalf of the Fund and performs certain recordkeeping and reporting functions regarding such payments.  Pursuant to the Transfer Agency Agreement between Reich & Tang and the Fund, Reich & Tang, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of (i) 0.05% of the monthly average net assets of the Investor Shares, Investor Service Shares, Short Term Income Shares and Retail Shares of the Fund or (ii) 0.02% of monthly average net assets of the Institutional Shares, Institutional Service Shares and Pinnacle Shares of the Fund.   For the year ended March 31, 2010 these fees which are account charges only, and do not include any out-of-pocket charges after waivers amounted to:

	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
	Amount Percentage	Amount Percentage	Amount Percentage	Amount Percentage
Institutional Shares
Institutional Service Shares
Investor Shares			N/A	N/A
Short Term Income Shares			N/A
Retail Shares
Pinnacle Shares			Not Offered	Not Offered

* Charged per account.

Counsel and Independent Registrered Public Accounting Firm

Legal matters in connection with the issuance of shares of beneficial interest of the Fund are passed upon by Paul, Hastings, Janofsky & Walker LLP, 75 East 55th Street, New York, NY 10022.

[insert auditor name] independent registered public accounting firm, have been selected as the independent registered public accountants for the Fund.

VI.  BROKERAGE ALLOCATION AND OTHER PRACTICES

The Fund’s purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer, from banks and financial institutions or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Fund has paid no brokerage commissions since its formation. Any transaction for which the Fund pays a brokerage commission will be effected at the best price and execution available. Thus, the Fund will select a broker for such a transaction based upon which broker can effect the trade at the best price and execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. The Fund purchases participation certificates in variable rate Municipal Securities with a demand feature from banks or other financial institutions at a negotiated yield to the Fund based on the applicable interest rate adjustment index for the security. The interest received by the Fund is net of a fee charged by the issuing institution for servicing the underlying obligation and issuing the participation certificate, letter of credit, guarantee or insurance and providing the demand repurchase feature.

Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed in the best interest of shareholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. No preference in purchasing portfolio securities will be given to banks or dealers that are Participating Organizations.

Investment decisions for the Fund will be made independently from those for any other investment companies or accounts that may be or become managed by the Manager or its affiliates. If, however, the Fund and other investment companies or accounts managed by the Manager are simultaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchasers or sellers.

No portfolio transactions are executed with the Manager or its affiliates acting as principal to the extent prohibited by applicable law.  In addition, the Fund will not buy bankers’ acceptances, certificates of deposit or commercial paper from the Manager or its affiliates.

VII.  CAPITAL STOCK AND OTHER SECURITIES

The Fund has an unlimited authorized number of shares of beneficial interest, having a par value of one tenth of one cent ($.01) per share.  These shares are entitled to one vote per share with proportional voting for fractional shares.  The Fund’s Board of Trustees is authorized to divide the shares into separate series of shares, one for each of the Portfolios that may be created.  There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholder.

The Money Market Portfolio is subdivided into nine Classes of shares of beneficial interest, Institutional Class, Institutional Service Class, Investor Class, Investor Service Class, Short Term Income Class, Retail Class, Advantage Shares, Xpress Shares and Pinnacle Shares.  The U.S. Treasury Portfolio is subdivided into seven Classes of shares of beneficial interest, Institutional Class, Institutional Service Class, Investor Class, Investor Service Class, Short Term Income Class, Retail Class and Pinnacle Shares.  The U.S. Government Portfolio is subdivided into six Classes of shares of beneficial interest, Institutional Class, Institutional Service Class, Investor Class, Investor Service Class, Retail Class and Advantage Shares.  The Municipal Money Market Portfolio is subdivided into seven Classes of shares of beneficial interest, Institutional Class, Institutional Service Class, Investor Class, Investor Service Class, Short Term Income Class, Retail Class and Advantage Shares.  Each share, regardless of Class, will represent an interest in the same portfolio of investments and will have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, designations and terms and conditions, except that:

(i) each Class shares will have different Class designations; (ii) all class shares except Institutional Class and Pinnacle Shares are assessed a service fee pursuant to the Plans of 0.25% of the Class’ shares’ average daily net assets; (iii) only the Investor Class, Investor Service Class, Short Term Income Class, Retail Class, Advantage Shares and Xpress Shares will be assessed a distribution fee pursuant to the Plans of 0.20%, 0.45%, 0.45%, 0.65%, 0.75% and 0.75%, of the average daily net assets, respectively; (iv) only the Advantage Shares and Xpress Shares will be assessed an additional sub-accounting fee of up to 0.10% of the average daily net assets of the Advantage Shares and Xpress Shares of the Fund; (v) each Class of each Portfolio will vote separately on matters relating solely to that Class under the Plans and any related agreements in accordance with provisions of Rule 12b-1. Payments that are made under the Plans will be calculated and charged daily to the appropriate Class prior to determining daily net asset value per share and dividends/distributions.

Under its Declaration of Trust, the Fund has the right to redeem for cash shares owned by any shareholder to the extent and at such times as the Fund’s Board of Trustees determines to be necessary or appropriate to prevent an undue concentration share ownership which would cause the Fund to become a “personal holding company” for federal income tax purposes. In this regard, the Fund may also exercise its right to reject purchase orders.

The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of Trustees can elect 100% of the Trustees if the holders choose to do so.  In that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Trustees. The Fund will not issue certificates evidencing Fund shares.

As a general matter, the Fund will not hold annual or other meetings of the Fund’s shareholders. This is because the By-laws of the Fund provide for annual or special meetings only (i) for the election (or re-election) of Trustees, (ii) for approval of the revised investment advisory contracts with respect to a particular class or series of beneficial interest, (iii) for approval of the Fund’s distribution agreement with respect to a particular class or series of beneficial interest, and (iv) upon the written request of shareholders entitled to cast not less than 10% of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the 1940 Act, including the removal of Fund Trustee(s) and communication among shareholders, any registration of the Fund with the SEC or any state, or as the Trustees may consider necessary or desirable. Each Trustee serves until his successor is elected or qualified, or until such Trustee sooner dies, resigns, retires or is removed by the vote of the shareholders.

VIII.  PURCHASE, REDEMPTION AND PRICING OF SHARES

The material relating to the purchase, redemption and pricing of shares for each Class of shares is located in the Shareholder Information section of each Prospectus and is hereby incorporated by reference.

Net Asset Value

The Fund does not determine net asset value per share on (i) any day in which the New York Stock Exchange is closed for trading (i.e., New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas) and (ii) Columbus Day and Veterans’ Day.  However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value.

The net asset value of each Portfolio of the Fund’s shares is determined as of 4:00 p.m., Eastern time, on each Fund Business Day (as defined in the Prospectus). The net asset value of a Portfolio is computed by dividing the value of the net assets for such Portfolio (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of shares outstanding for such Portfolio.

The Fund’s portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.  If fluctuating interest rates or credit issues cause the market value of the Fund’s share price to be less than $0.997 or greater than $1.003, the Board of Trustees will consider whether any action should be initiated to prevent the share price from going below $0.996 per share or above $1.005, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold.

The Fund’s Board of Trustees has established procedures to stabilize the net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share, based on available market rates, from the Fund’s $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less, will not purchase any instrument with a remaining maturity greater than 397 days, will limit portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments that the Manager determines present minimal credit risks, and will comply with certain reporting and record keeping procedures. The Fund has also established procedures to ensure compliance with the requirement that portfolio securities are First Tier Eligible Securities. (See “Description of the Fund and Its Investments and Risks” herein.)

IX.  TAXATION OF THE FUND

The Fund, for each portfolio, has elected to qualify and intends to continue to qualify as a regulated investment company under the Code.  To qualify as a regulated investment company, each portfolio must distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses), and meet certain diversification of assets, source of income, and other requirements of the Code.  By meeting these requirements, each portfolio generally will not be subject to federal income tax on its investment company taxable income distributed to shareholders or on its net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by each portfolio in a notice to shareholders as capital gain dividends and distributed to shareholders.  If a portfolio does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions will generally be eligible for taxation to shareholders as dividend income to the extent of such portfolios current or accumulated earnings and profits.  In determining the amount of net capital gains to be distributed, any capital loss carryover from prior years will be applied against capital gains to reduce the amount of distributions paid.

Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement may subject a portfolio to a nondeductible 4% excise tax.  To prevent imposition of the excise tax, each portfolio must distribute for the calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed or taxed during such years.

Generally, on the sale or exchange of obligations held for more than one year, gain realized by the Fund that is not attributable to accrued market discount will be long-term capital gain.  However, gain on the disposition of a bond purchased at a market discount generally will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Distributions of investment company taxable income generally are taxable to shareholders as ordinary income.  The Municipal Portfolio intends to hold sufficient municipal obligations that pay interest which is exempt from regular federal income tax under Code Section 103 in order for the Municipal Portfolio to qualify to pay exempt-interest dividends.  A shareholder receiving an exempt-interest dividend may treat it as an item of interest excludable from gross income under Code Section 103 for purposes of calculating regular federal income tax liability.  Distributions from the Fund are not eligible for the dividends-received deduction available to corporations.  Distributions of net capital gains, if any, designated by the Fund as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund’s shares have been held by the shareholder.  All distributions are taxable to the shareholder whether reinvested in additional shares or received in cash.  Shareholders will be notified annually as to the federal tax status of distributions.

Upon the taxable disposition (including a sale or redemption) of shares of the Fund, a shareholder may realize a gain or loss, depending upon its basis in the shares.  Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term or short-term, generally depending upon the shareholder’s holding period for the shares.  Non-corporate shareholders are subject to tax at a maximum rate of 15% on capital gains resulting from the disposition of shares held for more than 12 months.  A loss realized by a shareholder on the disposition of Fund shares with respect to which capital gains dividends have been paid will, to the extent of such capital gain dividends, also be treated as long-term capital loss if such shares have been held by the shareholder for six months or less.

Income received by the Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country, which may decrease the net return on foreign investments as compared to dividends and interest paid by domestic issuers.  The Fund does not expect to be eligible to elect to allow shareholders to claim such foreign taxes as a credit against their U.S. tax liability.

The Fund is required to report to the IRS all distributions to shareholders except in the case of certain exempt shareholders.  Distributions by the Fund (other than distributions to exempt shareholders) are generally subject to backup withholding of federal income tax at a rate of 28% if (1) the shareholder fails to furnish the Fund with and to certify the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the Fund or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.  If the withholding provisions are applicable, distributions (whether requested to be reinvested in additional shares or taken in cash) will be reduced by the amounts required to be withheld.  Backup withholding is not an additional tax and any amounts withheld maybe credited against a shareholder’s ultimate federal income tax liability if appropriate documentation is provided.

The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates).  Distributions by the Fund also may be subject to state and local taxes, and the treatment of distributions under state and local income tax laws may differ from the federal income tax treatment.  Shareholders should consult their tax advisors with respect to particular questions of federal, state and local taxation.  Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty if one applies).

Distributions from the U.S. Treasury Portfolio and U.S. Government Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof may be exempt from state and local taxes in certain states. The preceding discussion and that in the Tax Section of the prospectus assumes that a shareholder is subject to tax as a resident of the United States, is not subject to special taxing rules, holds its shares as capital assets and not part of a hedge or straddle transaction.  Investors should consult their own tax advisors regarding specific questions as to federal, state, local or foreign taxes.

X.  UNDERWRITERS

The Fund sells and redeems its shares on a continuing basis at its net asset value.  The Fund does not impose a front end sales charge for either purchases or redemptions, although there may be a fee imposed on certain wire redemption requests.  The Distributor does not receive an underwriting commission.  In effecting sales of Fund shares under the Distribution Agreement, the Distributor, as agent for the Fund, will solicit orders for the purchase of the Fund’s shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund as principal.  The Distribution Agreement with respect to the Institutional Class, Institutional Service Class and Pinnacle Shares will receive nominal consideration (i.e., $1.00) for providing such distribution related services.  Pursuant to the Distribution Agreements for the Investor Shares, Investor Service Shares, Short Term Income Shares, Retail Shares, Advantage Shares and Xpress Shares, the Distributor receives a fee of 0.20%, 0.45%, 0.45%, 0.65%, 0.75% and 0.75% per annum of the shares’ average daily net assets, respectively, for providing distribution related services and for making payments to Participating Organizations for providing assistance in distributing these shares.

The Glass-Steagall Act and other applicable laws and regulations prohibit banks and other depository institutions from engaging in the business of underwriting, selling or distributing most types of securities. On November 16, 1999, President Clinton signed the Gramm-Leach-Bliley Act (the “Act”), repealing certain provisions of the Glass-Steagall Act which have restricted affiliation between banks and securities firms and amending the Bank Holding Company Act thereby removing restrictions on banks and insurance companies.  The Act grants banks authority to conduct certain authorized activity through financial subsidiaries.  In the opinion of the Manager, however, based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the shareholder servicing and related administrative functions referred to above.  The Fund’s Board of Trustees will consider appropriate modifications to the Fund’s operations, including discontinuance of any payments then being made under the Plans to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services.  It is not anticipated that the discontinuance of payments to such an institution would result in loss to shareholders or change in the Fund’s net asset value.  In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

XI.  FINANCIAL STATEMENTS

The audited financial statements for the Fund for the fiscal year ended March 31, 2009, and the report therein of [insert auditor name], are herein incorporated by reference to the Fund’s Annual Report.  The Annual Report is available upon request and without charge.

DESCRIPTION OF RATINGS*

Description of Moody’s Investors Service, Inc.’s Two Highest Municipal Bond Ratings:

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Description of Moody’s Investors Service, Inc.’s Two Highest Ratings of State and Municipal

Notes and Other Short-Term Loans:

Moody’s ratings for state and municipal notes and other short-term loans will be designated Moody’s Investment Grade (“MIG”). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Symbols used will be as follows:

MIG-1: This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad based access to the market for refinancing.

MIG-2: This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

Description of Standard & Poor’s Rating Services Two Highest Debt Ratings:

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only to a small degree.

Plus ( + ) or Minus ( - ): The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Description of Standard & Poor’s Rating Services Two Highest Commercial Paper Ratings:

A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

A-1: An obligor rated A-1 has a strong capacity to meet its financial commitments. Those issues determined to possess strong safety characteristics will be denoted with a plus (+) sign designation.

A-2:  An obligor rated A-2 has a satisfactory capacity to meet its financial commitments. However, the relative degree of safety is not as high as for issues designated A-1.

Description of Moody’s Investors Service, Inc.’s Two Highest Commercial Paper Ratings:

Moody’s employs the following designations, both judged to be investment grade, to indicate the relative repayment capacity of rated issues: Prime-1, highest quality; Prime-2, higher quality.

*          As described by the rating agencies.

PART C - OTHER INFORMATION

Item 23.                      Exhibits.

(a)	Declaration of Trust of the Registrant filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A on July 29, 1999, and incorporated herein by reference.

(a.1)	Amendment to the Declaration of Trust of the Registrant filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

(b)	Amended and Restated By-Laws of the Registrant filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

(c)	Not applicable.

(d)
Investment Management Contract dated October 30, 2000, between the Registrant and Reich & Tang Asset Management, LLC formerly known as Reich & Tang Asset Management L.P. filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

(d.1)
Amendment to the Investment Management Contract dated July 20, 2006, between the Registrant and Reich & Tang Asset Management, LLC. filed with Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A on July 29, 2008, and incorporated herein by reference.

(e)
Form of Amended and Restated Distribution Agreement dated October 30, 2000, as amended and restated on July 20, 2006, September 21, 2006 and May 22, 2007 between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

(e.1)
Distribution Agreement (relating to the Advantage Class Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

(e.2)
Distribution Agreement (relating to the money market Xpress Fund Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

(f)	Not applicable.

(g)
Custody Agreement between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A on July 28, 2006, and incorporated herein by reference.

(g.1)
Amendment to the Custody Agreement dated October 16, 2006, between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

(g.2)
Amendment to Schedule I of the Custody agreement dated January 12, 2009, between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A on July 29, 2009, and incorporated herein by reference.

(g.3)
Amendment to Schedule II of the Custody Agreement dated January 12, 2009, between the Registrant and the Bank of New York Mellon filed with Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A on July 29, 2009, and incorporated herein by reference.

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(g.4)
Amendment to the Custody Agreement dated January 12, 2009, between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A on July 29, 2009, and incorporated herein by reference.

(h)
Administrative Services Agreement dated October 30, 2000, between the Registrant and Reich & Tang Asset Management, LLC formerly known as Reich & Tang Asset Management L.P. filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

(h.1)
Amendment to the Administrative Services Agreement dated July 20, 2006, between the Registrant and Reich & Tang Asset Management, LLC. filed with Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A on July 29, 2008, and incorporated herein by reference.

(h.2)
Transfer Agency Agreement and Addendum to the Transfer Agency Agreement between Registrant and Reich & Tang Services, Inc. filed with Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A on July 28, 2003, and incorporated herein by reference.

(h.3)
Fund Accounting Agreement between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A on July 29, 2005, and incorporated herein by reference.

(h.4)
Amendment to the Fund Accounting Agreement dated October 16, 2006, between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

(h.5)
Cash Management Agreement and Related Services Agreement between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 29, 2005, and incorporated herein by reference.

(h.6)
Amendment to the Cash Management Agreement and Related Services Agreement dated October 16, 2006, between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

(h.7)
Form of Amended and Restated Expense Limitation Agreement dated May 22, 2007 among the Registrant, on behalf of the Institutional Class, Institutional Service Class, Investor Class, Investor Service Class, Short Term Income Shares Class, Retail Class and Pinnacle Class filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

(h.8)
Sub-Accounting Agreement between the Registrant and Reich & Tang Services, Inc., on behalf of the Advantage Class and money market Xpress Fund Shares filed with Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A on July 29, 2009, and incorporated herein by reference.

(h.9)
Amendment to the Cash Management Agreement dated January 12, 2009, between the Registrant and the Bank of New York Mellon filed with Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A on July 29, 2009, and incorporated herein by reference.

(h.10)
Amendment to the Fund Accounting Agreement dated January 12, 2009, between the Registrant and the Bank of New York Mellon filed with Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A on July 29, 2009, and incorporated herein by reference.

(i)
Opinion of Dechert, Price & Rhoads as to the legality of the securities being registered filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A on July 29, 1999, and incorporated herein by reference.

(i.1)	Consent of Paul, Hastings, Janofsky & Walker LLP to the use of their name in the Registration Statement.

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(j)	Consent of Independent Registered Public Accounting Firm to be filed by Amendment.

(k)	Audited Financial Statements for the fiscal year ended March 31, 2009 filed with the Annual Report on Form N-CSR on June 8, 2009, and incorporated herein by reference.

(l)
Written assurance of New England Investment Companies, L.P. that its purchase of shares of the registrant was for investment purposes without any present intention of redeeming or reselling filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A on July 29, 1999, and incorporated herein by reference.

(m)
Amended and Restated Distribution and Service Plan dated January 25, 2001, as amended and restated on January 29, 2004, July 20, 2006 and May 22, 2007 pursuant to Rule 12b-1 under the Investment Company Act of 1940 filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

(m.1)
Distribution and Service Plan (relating to the Advantage Class Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

(m.2)
Distribution and Service Plan (relating to the money market Xpress Fund Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

(m.3)	Distribution Agreements between the Registrant and Reich & Tang Distributors, Inc. (see Exhibit e - e.2)

(m.4)
Form of Amended and Restated Shareholder Servicing Agreement dated October 30, 2000, as amended and restated on July 20, 2006 and May 22, 2007 between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

(m.5)
Shareholder Servicing Agreement (relating to the Advantage Class Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

(m.6)
Shareholder Servicing Agreement (relating to the money market Xpress Fund Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

(n)	Amendment No. 13 to Rule 18f-3 Multi-Class Plan filed with Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A on July 29, 2008, and incorporated herein by reference.

(o)	Reserved.

(p)	There are no 17j-1 Codes of Ethics applicable to the Registrant because the Registrant is a money market fund.

(q)	Powers of Attorney of the Trustees of the Registrant filed with Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A on July 29, 2009, and incorporated herein by reference.

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Item 24.	Persons Controlled by or Under Common Control with Registrant.

The following open-end management investment companies may be considered to be under common control with the Registrant: California Daily Tax Free Income Fund, Inc. New York Daily Tax Free Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc.

Item 25.                      Indemnification.

The Registrant incorporates herein by reference the response to Item 27 of the Registration Statement filed with the SEC on July 28, 1997 with Post-Effective Amendment No. 5.

Item 26.                      Business and Other Connections of the Investment Adviser.

The description of Reich & Tang Asset Management, LLC  (“RTAM”) under the caption "Management, Organization and Capital Structure" in the Prospectus and "Investment Advisory and Other Services" and "Management of the Fund" in the Statement of Additional Information constituting parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement are incorporated herein by reference.

RTAM is a limited liability company that is a wholly-owned subsidiary of Natixis Global Asset Management, L.P. ("Natixis Global AM"). Natixis Global AM is the managing member and direct owner of RTAM.

Mia Bottarini is a Vice President of RTAM.  Ms. Bottarini has been associated with RTAM and its predecessors since June 1984.  Ms. Bottarini is also Vice President and Assistant Treasury of four funds in the Reich & Tang Fund Complex.  These funds are all located at 600 Fifth Avenue, New York, NY 10020.

Christopher Brancazio is Senior Vice President, Chief Compliance Officer, AML Officer and Secretary of RTAM.  Mr. Brancazio has been associated with RTAM since September 2007.  Mr. Brancazio is also Chief Compliance Officer and AML Officer of four funds in the Reich & Tang Fund Complex.  These funds are all located at 600 Fifth Avenue, New York, NY 10020.  Mr. Brancazio also serves as Senior Vice President, Chief Compliance Officer and Secretary of Reich & Tang Deposit Solutions, LLC and Senior Vice President, Chief Compliance Officer and AML Officer of Reich & Tang Services, Inc. and Reich & Tang Distributors, Inc.  From February 2007 to August 2007, Mr. Brancazio was a Compliance Officer at Bank of New York Asset Management.  From March 2002 to February 2007.  Mr. Brancazio served as Vice President, Chief Compliance Officer, and AML Officer of Trainer Wortham & Co. Inc., and the Trainer Wortham Mutual Funds.

Richard De Sanctis is Executive Vice President and Chief Operating Officer of RTAM.  Mr. De Sanctis has been associated with RTAM and its predecessors since December 1990.  Mr. De Sanctis is also Vice President of four funds in the Reich and Tang Fund Complex.  These funds are all located at 600 Fifth Avenue, New York, NY 10020.  Mr. De Sanctis also serves as Executive Vice President, Chief Operating Officer and Member of Reich & Tang Deposit Solutions, LLC,  Director, Executive Vice President and Chief Operating Officer of Reich & Tang Services, Inc., and Director, Executive Vice President, Chief Financial Officer and Chief Operating Officer of Reich & Tang Distributors, Inc.

Steven W. Duff is Executive Vice President, Chief Investment Officer and Manager of RTAM.  Mr. Duff has been associated with RTAM and its predecessors since August 1994.  Mr. Duff is also a Director/Trustee of three funds in the Reich & Tang Fund Complex.  These funds are all located at 600 Fifth Avenue, New York, NY 10020.  Mr. Duff also serves as a Director, President and Chief Executive Officer of Reich & Tang Distributors, Inc. and is a Director of Reich & Tang Services, Inc. Prior to December 2007 Mr. Duff was President of the Fund and President of nine funds in the Reich & Tang Fund Complex, Principal Executive Officer of Delafield Fund, Inc., and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc.

Barbara Francis is a Senior Vice President of RTAM.  Ms. Francis has been associated with RTAM and its predecessors since January 1997.  Ms. Francis is also a Senior Vice President of Reich & Tang Services, Inc. and Reich & Tang Deposit Solutions, LLC.

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Christopher Gill is a Senior Vice President of RTAM and Reich & Tang Distributors, Inc.  Mr. Gill has been associated with RTAM and its predecessors since February 1994.   Mr. Gill is also Vice President of four funds in the Reich & Tang Fund Complex.  These funds are all located at 600 Fifth Avenue, New York, NY 10020. Mr. Gill is also a Senior Vice President and Director of Reich & Tang Services, Inc. and Senior Vice President and Member of Reich & Tang Deposit Solutions, LLC.

Thomas Hernly is a Vice President of RTAM.  Mr. Hernly has been associated with RTAM and its predecessors since March 1996.  Mr. Hernly is also a Vice President of Reich & Tang Services, Inc. and Reich & Tang Deposit Solutions, LLC.

Joseph Jerkovich is a Senior Vice President and Chief Financial Officer of RTAM and Reich & Tang Services, Inc. Mr. Jerkovich has been associated with RTAM since September 2004.  Mr. Jerkovich is also Treasurer and Assistant Secretary of four funds in the Reich & Tang Fund Complex.   These funds are all located at 600 Fifth Avenue, New York, NY 10020.  Mr. Jerkovich is also a Senior Vice President and Controller of Reich & Tang Distributors, Inc. and is a Member, Senior Vice President and Chief Financial Officer of Reich & Tang Deposit Solutions, LLC.

Michael P. Lydon is President, Chief Executive Officer and Manager of RTAM.  Mr. Lydon has been associated with RTAM since January 2005.  Mr. Lydon is also President and Director/Trustee of two funds in the Reich & Tang Fund Complex, President of New York Daily Tax Free Income Fund, Inc., and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc.  These funds are all located at 600 Fifth Avenue, New York, NY  10020.  Mr. Lydon also serves as President, Chief Executive Officer and Director for Reich & Tang Services, Inc., Executive Vice President and Director of Reich & Tang Distributors Inc. and President, Chief Executive Officer and Member of Reich & Tang Deposit Solutions, LLC.  Prior to 2007, Mr. Lydon was Vice President of twelve funds in the Reich & Tang Fund Complex.

Christine Manna is a Vice President and Assistant Secretary of RTAM.  Ms. Manna has been associated with RTAM since June 1995.  Ms. Manna is also Secretary of four funds in the Reich & Tang Fund Complex.  These funds are all located at 600 Fifth Avenue, New York, NY 10020.  Ms. Manna is also a Vice President and Assistant Secretary of Reich & Tang Distributors, Inc., Reich & Tang Services, Inc. and Reich & Tang Deposit Solutions, LLC.

Andrew Mintz is a Senior Vice President of RTAM.  Mr. Mintz has been associated with RTAM and its predecessors since March 1991.  Mr. Mintz is also a Senior Vice President of Reich & Tang Services, Inc. and Reich & Tang Deposit Solutions, LLC

Marty O’Connor is a Vice President of RTAM.  Mr. O’Connor has been associated with RTAM and its predecessors since March 1992.  Mr. O’Connor is also a Vice President of Reich & Tang Services, Inc. and Reich & Tang Deposit Solutions, LLC.

Jeffrey D. Plunkett is a Manager of RTAMLLC.  Mr. Plunkett also Executive Vice President and Group General Counsel of Natixis Global Asset Management and has been associated with Natixis Global Asset Management since 1996.

Richard Preuss is a Vice President of RTAM.  Mr. Preuss has been associated with RTAM and its predecessors since July 1986.  Mr. Preuss is also a Vice President of Reich & Tang Services, Inc. and Reich & Tang Deposit Solutions, LLC.

Robert Rickard is Senior Vice President of RTAM.  Mr. Rickard has been associated with RTAM since December 1991. Mr. Rickard is also Vice President of four funds in the Reich & Tang Fund Complex.  These funds are all located at 600 Fifth Avenue, New York, NY 10020.  Mr. Rickard is also Senior Vice President of Reich & Tang Distributors, Inc.

Duncan Wilkinson is a Manager of RTAM.  Mr. Wilkinson is also Senior Vice President and Deputy Global Chief Financial Officer of Natixis Global Asset Management, and has been associated with Natixis Global Asset Management since 2000.

C-5

Item 27.  Principal Underwriters.

(a)
Reich & Tang Distributors, Inc., the Registrant's distributor, is also the distributor of California Daily Tax Free Income Fund, Inc., New York Daily Tax Free Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc.

(b)	The following are the directors and officers of Reich & Tang Distributors, Inc. For all persons listed below, the principal address is 600 Fifth Avenue, New York, New York 10020.

Name	Positions and Offices with the Distributor	Positions and Offices with the Registrant
Christopher Brancazio	Chief Compliance Officer, AML Officer, Senior Vice President and Secretary	Chief Compliance Officer and AML Officer
Richard De Sanctis	Director, Executive Vice President and Chief Financial Officer	Vice President
Steven W. Duff	Director, President and Chief Executive Officer	Director
Christopher Gill	Director and Senior Vice President	Vice President
Joseph Jerkovich	Senior Vice President and Controller	Treasurer and Assistant Secretary
Michael Lydon	Director and Executive Vice President	President and Director
Christine Manna	Vice President and Assistant Secretary	Secretary
Robert Rickard	Senior Vice President	Vice President

(c)           Not applicable.

Item 28.                        Location of Accounts and Records.

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained in the physical possession of the Registrant at Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY  10020, the Registrant's manager; and at The Bank of New York Mellon , 2 Hanson Place – 7th Floor, Brooklyn, NY 11217, the Registrant's custodian; and at Reich & Tang Services, Inc., 600 Fifth Avenue, New York, NY 10020, the Registrant’s transfer agent and dividend disbursing agent.

Item 29.                        Management Services.

Not applicable.

Item 30.                        Undertakings.

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 27th day of May, 2010.

DAILY INCOME FUND

By:	/s/ Michael P. Lydon
Michael P. Lydon
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated and on May 27, 2010.
SIGNATURE	TITLE	DATE
(1) Principal Executive Officer
By: /s/ Michael P. Lydon	President	May 27, 2010
Michael P. Lydon

(2) Principal Financial and Accounting Officer
By: /s/ Joseph Jerkovich	Treasurer	May 27, 2010
Joseph Jerkovich

(3)By: /s/ Michael P. Lydon	Trustee	May 27, 2010
Michael P. Lydon

/s/ Steven W. Duff	Trustee	May 27, 2010
Steven W. Duff

Board of Trustees
Albert R. Dowden*	Trustee
Carl Frischling*	Trustee
Edward A. Kuczmarski*	Trustee
William Lerner*	Trustee
Dr. W. Giles Mellon*	Trustee
James L. Schultz*	Trustee
Robert Straniere*	Trustee
Dr. Yung Wong*	Trustee

By: /s/ Christine Manna		May 27, 2010
Christine Manna
Attorney-in-Fact*

* See Exhibit (q) herein for Powers of Attorney

EXHIBIT INDEX

(i.1)           Consent of Paul, Hastings, Janofsky & Walker LLP to use of their name in the Registration Statement.